UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21993

                              Oppenheimer ETF Trust
(Exact name of registrant as specified in charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Advisors, LLC

            225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end:  June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.9%
Aptiv PLC	14,729	$1,235,763
BorgWarner, Inc.	19,963	854,017
Ford Motor Co.	1,434,863	13,272,483
General Motors Co.	355,911	11,983,523
Goodyear Tire & Rubber Co. (The)	56,147	1,313,278
Harley-Davidson, Inc.[1]	10,879	492,819
Total Automobiles & Components		29,151,883
Banks—4.5%
Bank of America Corp.	294,255	8,668,752
BB&T Corp.	21,075	1,022,981
Citigroup, Inc.	112,922	8,101,024
Citizens Financial Group, Inc.	14,854	572,919
Comerica, Inc.	3,118	281,244
Fifth Third Bancorp	24,045	671,336
Huntington Bancshares, Inc.	26,948	402,064
JPMorgan Chase & Co.	92,562	10,444,696
KeyCorp	30,059	597,874
M&T Bank Corp.	3,083	507,277
People's United Financial, Inc.[1]	8,497	145,469
PNC Financial Services Group, Inc. (The)	11,472	1,562,372
Regions Financial Corp.	27,959	513,048
SunTrust Banks, Inc.	12,431	830,266
SVB Financial Group[2]	622	193,336
U.S. Bancorp	38,840	2,051,140
Wells Fargo & Co.	157,748	8,291,235
Zions Bancorp NA	4,696	235,504
Total Banks		45,092,537
Capital Goods—8.0%
3M Co.	13,553	2,855,753
A.O. Smith Corp.	4,520	241,232
Allegion PLC[1]	2,482	224,795
AMETEK, Inc.	4,874	385,631
Arconic, Inc.	50,944	1,121,278
Boeing Co. (The)	23,121	8,598,700
Caterpillar, Inc.	30,237	4,610,840
Cummins, Inc.	13,313	1,944,630
Deere & Co.	20,692	3,110,628
Dover Corp.	7,479	662,116
Eaton Corp. PLC	20,918	1,814,218
Emerson Electric Co.	18,874	1,445,371
Fastenal Co.[1]	6,918	401,382
Flowserve Corp.[1]	5,861	320,538
Fluor Corp.	29,282	1,701,284
Fortive Corp.[1]	6,966	586,537
Fortune Brands Home & Security, Inc.	8,376	438,567
General Dynamics Corp.	13,808	2,826,774
General Electric Co.	825,138	9,315,808
Harris Corp.	3,208	542,826
Honeywell International, Inc.	21,948	3,652,147
Huntington Ingalls Industries, Inc.	2,620	670,930
Illinois Tool Works, Inc.	8,662	1,222,381
Ingersoll-Rand PLC	12,585	1,287,446
Jacobs Engineering Group, Inc.	15,221	1,164,407
Johnson Controls International PLC[1]	70,452	2,465,820
L3 Technologies, Inc.	4,023	855,370
Lockheed Martin Corp.	13,341	4,615,452
Masco Corp.	17,963	657,446

	Shares	Value
Capital Goods (Continued)
Northrop Grumman Corp.	7,470	$2,370,754
PACCAR, Inc.	26,879	1,832,879
Parker-Hannifin Corp.	6,609	1,215,593
Pentair PLC	8,801	381,523
Quanta Services, Inc.[2]	25,131	838,873
Raytheon Co.	10,851	2,242,468
Rockwell Automation, Inc.	2,946	552,434
Rockwell Collins, Inc.	5,190	729,039
Roper Technologies, Inc.	1,343	397,810
Snap-on, Inc.[1]	1,876	344,434
Stanley Black & Decker, Inc.	7,741	1,133,592
Textron, Inc.	17,588	1,257,014
TransDigm Group, Inc.[2]	851	316,827
United Rentals, Inc.[2]	3,699	605,156
United Technologies Corp.	38,881	5,435,953
W.W. Grainger, Inc.	2,618	935,699
Xylem, Inc.	5,279	421,634
Total Capital Goods		80,751,989
Commercial & Professional Services—0.5%
Cintas Corp.	2,581	510,548
Copart, Inc.[1,2]	2,287	117,849
Equifax, Inc.	2,136	278,898
IHS Markit Ltd.[2]	5,875	317,015
Nielsen Holdings PLC[1]	20,809	575,577
Republic Services, Inc.	11,340	823,964
Robert Half International, Inc.	6,584	463,382
Stericycle, Inc.[1,2]	4,902	287,649
Verisk Analytics, Inc.[2]	1,617	194,929
Waste Management, Inc.	13,467	1,216,878
Total Commercial & Professional Services		4,786,689
Consumer Durables & Apparel—1.6%
D.R. Horton, Inc.	31,248	1,318,041
Garmin Ltd.	4,026	282,021
Hanesbrands, Inc.[1]	32,038	590,460
Hasbro, Inc.[1]	4,026	423,213
Leggett & Platt, Inc.[1]	7,588	332,279
Lennar Corp., Class A	25,191	1,176,168
Mattel, Inc.[1,2]	24,677	387,429
Michael Kors Holdings Ltd.[2]	5,814	398,608
Mohawk Industries, Inc.[2]	4,480	785,568
Newell Brands, Inc.[1]	49,790	1,010,737
NIKE, Inc., Class B	37,312	3,161,073
PulteGroup, Inc.	29,754	737,007
PVH Corp.	5,822	840,697
Ralph Lauren Corp.	4,039	555,564
Tapestry, Inc.	10,063	505,867
Under Armour, Inc., Class A1,2	11,564	245,388
Under Armour, Inc., Class C1,2	12,360	240,526
VF Corp.	11,770	1,099,906
Whirlpool Corp.	14,574	1,730,662
Total Consumer Durables & Apparel		15,821,214
Consumer Services—1.3%
Carnival Corp.	24,356	1,553,182
Chipotle Mexican Grill, Inc.[2]	809	367,707
Darden Restaurants, Inc.	5,801	645,013
H&R Block, Inc.	10,823	278,692
Hilton Worldwide Holdings, Inc.	9,606	775,973
Marriott International, Inc., Class A	14,438	1,906,249
McDonald's Corp.	11,539	1,930,359

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Consumer Services (Continued)
MGM Resorts International	34,287	$956,950
Norwegian Cruise Line Holdings Ltd.[2]	8,809	505,901
Royal Caribbean Cruises Ltd.	5,909	767,815
Starbucks Corp.	37,377	2,124,509
Wynn Resorts Ltd.	4,183	531,492
Yum! Brands, Inc.	5,578	507,096
Total Consumer Services		12,850,938
Diversified Financials—4.8%
Affiliated Managers Group, Inc.	1,471	201,115
American Express Co.	30,875	3,287,879
Ameriprise Financial, Inc.	7,091	1,047,057
Bank of New York Mellon Corp. (The)	29,402	1,499,208
Berkshire Hathaway, Inc., Class B2	94,672	20,270,222
BlackRock, Inc.	2,486	1,171,726
Capital One Financial Corp.	27,647	2,624,530
Cboe Global Markets, Inc.	2,196	210,728
Charles Schwab Corp. (The)	16,447	808,370
CME Group, Inc.	1,954	332,590
Discover Financial Services	13,346	1,020,302
E*TRADE Financial Corp.[2]	4,397	230,359
Franklin Resources, Inc.	17,303	526,184
Goldman Sachs Group, Inc. (The)	17,396	3,900,879
Intercontinental Exchange, Inc.	6,585	493,151
Invesco Ltd.	19,634	449,226
Jefferies Financial Group, Inc.	38,439	844,120
Moody's Corp.	2,133	356,638
Morgan Stanley	84,764	3,947,460
MSCI, Inc.	644	114,252
Nasdaq, Inc.	3,930	337,194
Northern Trust Corp.	5,103	521,169
Raymond James Financial, Inc.	6,668	613,789
S&P Global, Inc.	2,508	490,038
State Street Corp.	11,865	994,050
Synchrony Financial	37,400	1,162,392
T. Rowe Price Group, Inc.	4,016	438,467
Total Diversified Financials		47,893,095
Energy—8.3%
Anadarko Petroleum Corp.	15,909	1,072,426
Apache Corp.[1]	12,583	599,832
Baker Hughes a GE Co.[1]	59,390	2,009,164
Cabot Oil & Gas Corp.[1]	6,788	152,866
Chevron Corp.	107,257	13,115,386
Cimarex Energy Co.[1]	1,992	185,136
Concho Resources, Inc.[2]	1,997	305,042
ConocoPhillips	37,408	2,895,379
Devon Energy Corp.	29,772	1,189,094
EOG Resources, Inc.	10,270	1,310,144
EQT Corp.	7,111	314,519
Exxon Mobil Corp.	253,784	21,576,716
Halliburton Co.	51,170	2,073,920
Helmerich & Payne, Inc.	3,039	208,992
Hess Corp.	7,744	554,315
HollyFrontier Corp.	19,810	1,384,719
Kinder Morgan, Inc.	65,247	1,156,829
Marathon Oil Corp.	22,049	513,301
Marathon Petroleum Corp.	78,532	6,280,204
National Oilwell Varco, Inc.	14,855	639,953
Newfield Exploration Co.[2]	6,933	199,878

	Shares	Value
Energy (Continued)
Noble Energy, Inc.[1]	12,573	$392,152
Occidental Petroleum Corp.	15,715	1,291,302
ONEOK, Inc.	16,815	1,139,889
Phillips 66	76,150	8,583,628
Pioneer Natural Resources Co.	4,042	704,076
Schlumberger Ltd.	45,202	2,753,706
TechnipFMC PLC	39,469	1,233,406
Valero Energy Corp.	78,375	8,915,156
Williams Cos., Inc. (The)	25,248	686,493
Total Energy		83,437,623
Food & Staples Retailing—8.2%
Costco Wholesale Corp.	50,658	11,898,551
Kroger Co. (The)	380,963	11,089,833
Sysco Corp.	68,379	5,008,762
Walgreens Boots Alliance, Inc.	155,980	11,370,942
Walmart, Inc.	460,762	43,270,159
Total Food & Staples Retailing		82,638,247
Food, Beverage & Tobacco—3.3%
Altria Group, Inc.	26,694	1,609,915
Archer-Daniels-Midland Co.	108,555	5,457,060
Brown-Forman Corp., Class B	5,661	286,164
Campbell Soup Co.	17,976	658,461
Coca-Cola Co. (The)	60,670	2,802,347
Conagra Brands, Inc.	17,738	602,560
Constellation Brands, Inc., Class A	3,102	668,853
General Mills, Inc.	27,933	1,198,884
Hershey Co. (The)	6,208	633,216
Hormel Foods Corp.[1]	19,405	764,557
JM Smucker Co. (The)[1]	5,780	593,086
Kellogg Co.	15,124	1,058,982
Kraft Heinz Co. (The)	37,717	2,078,584
McCormick & Co., Inc.	3,385	445,974
Molson Coors Brewing Co., Class B	14,727	905,710
Mondelez International, Inc., Class A	51,144	2,197,146
Monster Beverage Corp.[2]	5,149	300,084
PepsiCo, Inc.	48,122	5,380,040
Philip Morris International, Inc.	32,545	2,653,719
Tyson Foods, Inc., Class A	53,915	3,209,560
Total Food, Beverage & Tobacco		33,504,902
Health Care Equipment & Services—14.0%
Abbott Laboratories	37,074	2,719,749
ABIOMED, Inc.[2]	138	62,065
Aetna, Inc.	25,554	5,183,629
Align Technology, Inc.[2]	380	148,664
AmerisourceBergen Corp.	163,049	15,036,379
Anthem, Inc.	28,608	7,840,022
Baxter International, Inc.	12,102	932,943
Becton Dickinson and Co.	4,797	1,252,017
Boston Scientific Corp.[2]	21,712	835,912
Cardinal Health, Inc.	224,449	12,120,246
Centene Corp.[2]	30,691	4,443,443
Cerner Corp.[2]	6,911	445,137
Cigna Corp.	19,216	4,001,732
Cooper Cos., Inc. (The)	794	220,057
CVS Health Corp.	207,729	16,352,427
Danaher Corp.	15,543	1,688,902
DaVita, Inc.[2]	15,021	1,075,954
DENTSPLY SIRONA, Inc.	9,118	344,113
Edwards Lifesciences Corp.[2]	2,050	356,905

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Envision Healthcare Corp.[2]	15,269	$698,251
Express Scripts Holding Co.[2]	93,594	8,892,366
HCA Healthcare, Inc.	28,780	4,003,874
Henry Schein, Inc.[1,2]	13,351	1,135,235
Hologic, Inc.[2]	6,916	283,418
Humana, Inc.	13,959	4,725,401
IDEXX Laboratories, Inc.[2]	730	182,252
Intuitive Surgical, Inc.[2]	519	297,906
Laboratory Corp. of America Holdings[2]	5,517	958,192
McKesson Corp.	139,524	18,507,859
Medtronic PLC	26,223	2,579,556
Quest Diagnostics, Inc.	6,058	653,719
ResMed, Inc.	1,752	202,076
Stryker Corp.	6,482	1,151,722
UnitedHealth Group, Inc.	68,816	18,307,809
Universal Health Services, Inc., Class B	7,165	915,974
Varian Medical Systems, Inc.[2]	2,186	244,679
WellCare Health Plans, Inc.[2]	5,077	1,627,128
Zimmer Biomet Holdings, Inc.	5,202	683,907
Total Health Care Equipment & Services		141,111,620
Household & Personal Products—1.1%
Church & Dwight Co., Inc.	5,792	343,871
Clorox Co. (The)[1]	3,457	519,968
Colgate-Palmolive Co.	19,637	1,314,697
Coty, Inc., Class A1	67,445	847,109
Estee Lauder Cos., Inc., (The), Class A	8,297	1,205,720
Kimberly-Clark Corp.	13,506	1,534,822
Procter & Gamble Co. (The)	68,457	5,697,676
Total Household & Personal Products		11,463,863
Insurance—4.0%
Aflac, Inc.	39,678	1,867,643
Allstate Corp. (The)	33,090	3,265,983
American International Group, Inc.	78,651	4,187,379
Aon PLC	6,049	930,215
Arthur J. Gallagher & Co.	7,521	559,863
Assurant, Inc.	5,479	591,458
Brighthouse Financial, Inc.[2]	17,162	759,247
Chubb Ltd.	20,244	2,705,408
Cincinnati Financial Corp.	6,161	473,226
Everest Re Group Ltd.	2,721	621,667
Hartford Financial Services Group, Inc. (The)	32,037	1,600,569
Lincoln National Corp.	18,556	1,255,499
Loews Corp.	23,278	1,169,254
Marsh & McLennan Cos., Inc.	14,747	1,219,872
MetLife, Inc.	124,266	5,805,708
Principal Financial Group, Inc.	20,859	1,222,129
Progressive Corp. (The)	36,613	2,600,988
Prudential Financial, Inc.	51,501	5,218,081
Torchmark Corp.	4,189	363,144
Travelers Cos., Inc. (The)	19,317	2,505,608
Unum Group	26,536	1,036,762
Willis Towers Watson PLC	4,760	670,874
Total Insurance		40,630,577
Materials—2.9%
Air Products & Chemicals, Inc.	4,478	748,050
Albemarle Corp.	2,784	277,788
Avery Dennison Corp.	5,522	598,309
Ball Corp.[1]	22,364	983,792
CF Industries Holdings, Inc.	7,007	381,461

	Shares	Value
Materials (Continued)
DowDuPont, Inc.	101,171	$6,506,307
Eastman Chemical Co.	8,795	841,857
Ecolab, Inc.	7,759	1,216,456
FMC Corp.	4,101	357,525
Freeport-McMoRan, Inc.	118,971	1,656,076
International Flavors & Fragrances, Inc.[1]	2,241	311,768
International Paper Co.	36,780	1,807,737
LyondellBasell Industries NV, Class A	30,398	3,116,099
Martin Marietta Materials, Inc.[1]	1,790	325,691
Mosaic Co. (The)	22,803	740,641
Newmont Mining Corp.	20,500	619,100
Nucor Corp.	30,221	1,917,523
Packaging Corp. of America	5,065	555,580
PPG Industries, Inc.	11,872	1,295,591
Praxair, Inc.	6,433	1,033,976
Sealed Air Corp.[1]	9,544	383,192
Sherwin-Williams Co. (The)	3,120	1,420,255
Vulcan Materials Co.	3,173	352,838
WestRock Co.	24,664	1,318,044
Total Materials		28,765,656
Media & Entertainment—4.4%
Activision Blizzard, Inc.	7,658	637,069
Alphabet, Inc., Class A2	4,523	5,459,623
Alphabet, Inc., Class C2	4,541	5,419,547
CBS Corp., Class B	21,696	1,246,435
Charter Communications, Inc., Class A2	11,457	3,733,607
Comcast Corp., Class A	202,366	7,165,780
Discovery, Inc., Class A1,2	11,527	368,864
Discovery, Inc., Class C2	12,558	371,466
DISH Network Corp., Class A2	32,858	1,175,002
Electronic Arts, Inc.[2]	3,630	437,379
Facebook, Inc., Class A2	25,549	4,201,788
Interpublic Group of Cos., Inc. (The)[1]	33,134	757,775
Netflix, Inc.[2]	3,254	1,217,419
News Corp., Class A	30,999	408,877
News Corp., Class B	30,008	408,109
Omnicom Group, Inc.	18,895	1,285,238
Take-Two Interactive Software, Inc.[2]	1,123	154,963
TripAdvisor, Inc.[2]	2,664	136,050
Twenty-First Century Fox, Inc., Class A	28,685	1,328,976
Twenty-First Century Fox, Inc., Class B	29,246	1,340,052
Twitter, Inc.[1,2]	7,652	217,776
Viacom, Inc., Class B	36,582	1,235,008
Walt Disney Co. (The)	45,307	5,298,200
Total Media & Entertainment		44,005,003
Pharmaceuticals, Biotechnology & Life Sciences—3.7%
AbbVie, Inc.	27,482	2,599,248
Agilent Technologies, Inc.	5,969	421,053
Alexion Pharmaceuticals, Inc.[2]	2,742	381,165
Allergan PLC	7,279	1,386,504
Amgen, Inc.	9,843	2,040,355
Biogen, Inc.[2]	2,925	1,033,432
Bristol-Myers Squibb Co.	30,210	1,875,437
Celgene Corp.[2]	13,870	1,241,226
Eli Lilly & Co.	19,155	2,055,523
Gilead Sciences, Inc.	27,017	2,085,983
Illumina, Inc.[2]	751	275,662
Incyte Corp.[2]	2,171	149,973

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
IQVIA Holdings, Inc.[2]	6,863	$890,406
Johnson & Johnson	49,441	6,831,263
Merck & Co., Inc.	50,507	3,582,967
Mettler-Toledo International, Inc.[2]	401	244,201
Mylan NV2	26,691	976,891
Nektar Therapeutics[1,2]	1,981	120,762
PerkinElmer, Inc.[1]	2,270	220,803
Perrigo Co. PLC[1]	5,702	403,702
Pfizer, Inc.	106,193	4,679,925
Regeneron Pharmaceuticals, Inc.[2]	1,352	546,262
Thermo Fisher Scientific, Inc.	8,104	1,978,024
Vertex Pharmaceuticals, Inc.[2]	1,253	241,503
Waters Corp.[2]	1,037	201,883
Zoetis, Inc.	5,365	491,219
Total Pharmaceuticals, Biotechnology & Life Sciences		36,955,372
Real Estate—0.8%
Alexandria Real Estate Equities, Inc.	830	104,406
American Tower Corp.	4,012	582,944
Apartment Investment & Management Co., Class A	1,949	86,009
AvalonBay Communities, Inc.	1,038	188,034
Boston Properties, Inc.	1,789	220,208
CBRE Group, Inc., Class A2	32,640	1,439,424
Crown Castle International Corp.	3,777	420,493
Digital Realty Trust, Inc.	1,981	222,823
Duke Realty Corp.	2,544	72,173
Equinix, Inc.	920	398,259
Equity Residential	3,160	209,382
Essex Property Trust, Inc.	486	119,901
Extra Space Storage, Inc.	1,109	96,084
Federal Realty Investment Trust	588	74,364
HCP, Inc.	5,998	157,867
Host Hotels & Resorts, Inc.	21,641	456,625
Iron Mountain, Inc.	9,733	335,983
Kimco Realty Corp.	6,184	103,520
Macerich Co. (The)	1,465	81,000
Mid-America Apartment Communities, Inc.	1,290	129,232
Prologis, Inc.	3,227	218,758
Public Storage	1,123	226,431
Realty Income Corp.	1,897	107,920
Regency Centers Corp.	1,433	92,672
SBA Communications Corp.[2]	960	154,205
Simon Property Group, Inc.	2,620	463,085
SL Green Realty Corp.	1,134	110,599
UDR, Inc.	2,163	87,450
Ventas, Inc.	5,438	295,718
Vornado Realty Trust	2,460	179,580
Welltower, Inc.	5,686	365,724
Weyerhaeuser Co.	19,165	618,455
Total Real Estate		8,419,328
Retailing—7.0%
Advance Auto Parts, Inc.	4,866	819,094
Amazon.com, Inc.[2]	9,026	18,079,078
AutoZone, Inc.[2]	1,259	976,606
Best Buy Co., Inc.	47,139	3,740,951
Booking Holdings, Inc.[2]	606	1,202,304
CarMax, Inc.[1,2]	18,265	1,363,847
Dollar General Corp.	19,163	2,094,516

	Shares	Value
Retailing (Continued)
Dollar Tree, Inc.[2]	22,841	$1,862,684
eBay, Inc.[2]	25,864	854,029
Expedia Group, Inc.	7,031	917,405
Foot Locker, Inc.[1]	14,468	737,579
Gap, Inc. (The)	50,281	1,450,607
Genuine Parts Co.	15,079	1,498,853
Home Depot, Inc. (The)	42,664	8,837,848
Kohl's Corp.	21,135	1,575,614
L Brands, Inc.[1]	38,504	1,166,671
LKQ Corp.[2]	27,865	882,485
Lowe's Cos., Inc.	52,951	6,079,834
Macy's, Inc.[1]	59,317	2,060,079
Nordstrom, Inc.[1]	20,585	1,231,189
O'Reilly Automotive, Inc.[2]	2,338	812,034
Ross Stores, Inc.	12,838	1,272,246
Target Corp.	71,969	6,348,385
Tiffany & Co.	2,935	378,527
TJX Cos., Inc. (The)	29,801	3,338,308
Tractor Supply Co.	7,289	662,424
Ulta Beauty, Inc.[2]	1,932	545,056
Total Retailing		70,788,253
Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.[2]	17,047	526,582
Analog Devices, Inc.	5,676	524,803
Applied Materials, Inc.	37,357	1,443,848
Broadcom, Inc.	7,274	1,794,714
Intel Corp.	124,596	5,892,145
KLA-Tencor Corp.	3,302	335,846
Lam Research Corp.	6,174	936,596
Microchip Technology, Inc.[1]	4,316	340,576
Micron Technology, Inc.[2]	53,914	2,438,530
NVIDIA Corp.	3,672	1,031,905
Qorvo, Inc.[2]	3,414	262,502
QUALCOMM, Inc.	25,821	1,859,887
Skyworks Solutions, Inc.	3,745	339,709
Texas Instruments, Inc.	12,607	1,352,605
Xilinx, Inc.	2,874	230,409
Total Semiconductors & Semiconductor Equipment		19,310,657
Software & Services—4.1%
Accenture PLC, Class A	20,285	3,452,507
Adobe Systems, Inc.[2]	2,481	669,746
Akamai Technologies, Inc.[2]	2,950	215,792
Alliance Data Systems Corp.	2,762	652,274
ANSYS, Inc.[2]	525	98,007
Autodesk, Inc.[2]	1,264	197,323
Automatic Data Processing, Inc.	7,644	1,151,645
Broadridge Financial Solutions, Inc.	2,687	354,550
CA, Inc.	8,049	355,363
Cadence Design Systems, Inc.[2]	3,737	169,361
Citrix Systems, Inc.[2]	2,213	245,997
Cognizant Technology Solutions Corp., Class A	17,245	1,330,452
DXC Technology Co.	21,972	2,054,821
Fidelity National Information Services, Inc.	6,751	736,331
Fiserv, Inc.[2]	6,068	499,882
FleetCor Technologies, Inc.[2]	911	207,562
Gartner, Inc.[1,2]	2,084	330,314
Global Payments, Inc.	2,474	315,188

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

	Shares	Value
Software & Services (Continued)
International Business Machines Corp.	46,592	$7,045,176
Intuit, Inc.	2,240	509,376
Mastercard, Inc., Class A	5,422	1,206,991
Microsoft Corp.	83,107	9,504,948
Oracle Corp.	69,296	3,572,902
Paychex, Inc.	3,884	286,057
PayPal Holdings, Inc.[2]	13,558	1,190,935
Red Hat, Inc.[2]	1,756	239,308
salesforce.com, Inc.[2]	6,321	1,005,229
Symantec Corp.	20,595	438,262
Synopsys, Inc.[2]	2,514	247,905
Total System Services, Inc.	3,904	385,481
VeriSign, Inc.[2]	622	99,595
Visa, Inc., Class A	11,482	1,723,333
Western Union Co. (The)	25,707	489,975
Total Software & Services		40,982,588
Technology Hardware & Equipment—4.2%
Amphenol Corp., Class A	6,737	633,413
Apple, Inc.	97,611	22,034,707
Arista Networks, Inc.[2]	599	159,250
Cisco Systems, Inc.	89,050	4,332,283
Corning, Inc.	25,421	897,361
F5 Networks, Inc.[2]	939	187,255
FLIR Systems, Inc.	2,516	154,659
Hewlett Packard Enterprise Co.	158,969	2,592,784
HP, Inc.	197,064	5,078,339
IPG Photonics Corp.[2]	818	127,665
Juniper Networks, Inc.	14,669	439,630
Motorola Solutions, Inc.	4,604	599,165
NetApp, Inc.	6,038	518,604
Seagate Technology PLC	19,794	937,246
TE Connectivity Ltd.	13,339	1,172,898
Western Digital Corp.	30,787	1,802,271
Xerox Corp.	30,665	827,342
Total Technology Hardware & Equipment		42,494,872
Telecommunication Services—2.6%
AT&T, Inc.	402,813	13,526,461
CenturyLink, Inc.	79,163	1,678,256
Verizon Communications, Inc.	203,127	10,844,950
Total Telecommunication Services		26,049,667
Transportation—3.1%
Alaska Air Group, Inc.[1]	10,009	689,220
American Airlines Group, Inc.[1]	93,841	3,878,448
C.H. Robinson Worldwide, Inc.	13,617	1,333,377
CSX Corp.	13,473	997,676
Delta Air Lines, Inc.	63,188	3,654,162
Expeditors International of Washington, Inc.	8,520	626,476
FedEx Corp.	21,927	5,279,802
JB Hunt Transport Services, Inc.	5,436	646,558
Kansas City Southern	1,949	220,783
Norfolk Southern Corp.	5,218	941,849
Southwest Airlines Co.	29,065	1,815,109
Union Pacific Corp.	11,852	1,929,861
United Continental Holdings, Inc.[2]	36,830	3,280,080
United Parcel Service, Inc., Class B	49,330	5,759,277
Total Transportation		31,052,678
Utilities—2.7%
AES Corp.	72,800	1,019,200
Alliant Energy Corp.	6,815	290,114

	Shares	Value
Utilities (Continued)
Ameren Corp.	8,196	$518,151
American Electric Power Co., Inc.	18,572	1,316,383
American Water Works Co., Inc.	3,229	284,055
CenterPoint Energy, Inc.	29,395	812,772
CMS Energy Corp.	11,451	561,099
Consolidated Edison, Inc.	13,001	990,546
Dominion Energy, Inc.	15,244	1,071,348
DTE Energy Co.	10,138	1,106,360
Duke Energy Corp.	24,981	1,998,980
Edison International	15,348	1,038,753
Entergy Corp.[1]	11,465	930,155
Evergy, Inc.	4,264	234,179
Eversource Energy	10,797	663,368
Exelon Corp.	68,109	2,973,639
FirstEnergy Corp.	28,978	1,077,112
NextEra Energy, Inc.	8,095	1,356,722
NiSource, Inc.	17,386	433,259
NRG Energy, Inc.	25,567	956,206
PG&E Corp.[2]	31,040	1,428,150
Pinnacle West Capital Corp.	3,841	304,130
PPL Corp.[1]	21,947	642,169
Public Service Enterprise Group, Inc.	14,748	778,547
SCANA Corp.	10,258	398,934
Sempra Energy	7,921	901,014
Southern Co. (The)	47,076	2,052,514
WEC Energy Group, Inc.	9,531	636,290
Xcel Energy, Inc.	20,155	951,518
Total Utilities		27,725,667
Total Common Stocks
(Cost $860,343,825)		1,005,684,918

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $663,333)	663,333	663,333

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $1,534,441)	1,534,441	1,534,441
Total Investments—100.1% (Cost $862,541,599)		1,007,882,692
Liabilities in Excess of Other Assets—(0.1)%		(781,594)
Net Assets—100.0%		$1,007,101,098

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P 500 Revenue ETF

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $28,055,697; total value of the collateral held by the Fund was $28,662,908. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,128,467.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.9%
Adient PLC	113,426	$4,458,776
Dana, Inc.	114,353	2,134,971
Delphi Technologies PLC	40,734	1,277,418
Gentex Corp.	22,491	482,657
Thor Industries, Inc.[1]	23,931	2,003,025
Visteon Corp.[1,2]	8,556	794,852
Total Automobiles & Components		11,151,699
Banks—2.7%
Associated Banc-Corp.	14,650	380,900
BancorpSouth Bank	7,050	230,535
Bank of Hawaii Corp.[1]	2,368	186,859
Bank OZK[1]	8,293	314,802
Cathay General Bancorp	4,383	181,631
Chemical Financial Corp.	4,320	230,688
Commerce Bancshares, Inc.	5,484	362,054
Cullen/Frost Bankers, Inc.[1]	3,437	358,960
East West Bancorp, Inc.	7,373	445,108
F.N.B. Corp.[1]	29,123	370,445
First Horizon National Corp.[1]	28,642	494,361
Fulton Financial Corp.	14,677	244,372
Hancock Whitney Corp.	6,958	330,853
Home BancShares, Inc.[1]	8,804	192,808
International Bancshares Corp.	3,588	161,460
LendingTree, Inc.[1,2]	838	192,824
MB Financial, Inc.	6,469	298,286
New York Community Bancorp, Inc.[1]	46,792	485,233
PacWest Bancorp	7,032	335,075
Pinnacle Financial Partners, Inc.[1]	4,408	265,141
Prosperity Bancshares, Inc.[1]	3,130	217,065
Signature Bank	3,835	440,411
Sterling Bancorp[1]	13,940	306,680
Synovus Financial Corp.	8,964	410,462
TCF Financial Corp.	17,313	412,223
Texas Capital Bancshares, Inc.[2]	3,595	297,127
Trustmark Corp.[1]	5,391	181,407
UMB Financial Corp.[1]	4,107	291,186
Umpqua Holdings Corp.	16,740	348,192
United Bankshares, Inc.[1]	6,208	225,661
Valley National Bancorp[1]	26,390	296,887
Washington Federal, Inc.[1]	5,507	176,224
Webster Financial Corp.	5,578	328,879
Wintrust Financial Corp.	4,417	375,180
Total Banks		10,369,979
Capital Goods—10.5%
Acuity Brands, Inc.	6,369	1,001,207
AECOM[1,2]	172,300	5,627,318
AGCO Corp.	43,719	2,657,678
Carlisle Cos., Inc.	9,672	1,178,050
Crane Co.	9,017	886,822
Curtiss-Wright Corp.	4,791	658,379
Donaldson Co., Inc.[1]	13,121	764,429
Dycom Industries, Inc.[1,2]	10,050	850,230
EMCOR Group, Inc.	28,532	2,143,039
EnerSys	8,787	765,611
Esterline Technologies Corp.[2]	6,206	564,436
GATX Corp.[1]	4,657	403,250
Graco, Inc.	9,330	432,352

	Shares	Value
Capital Goods (Continued)
Granite Construction, Inc.	19,613	$896,314
Hubbell, Inc.	8,488	1,133,742
IDEX Corp.	4,392	661,699
ITT, Inc.	13,052	799,566
KBR, Inc.	61,496	1,299,410
Kennametal, Inc.	15,540	676,922
Lennox International, Inc.	4,955	1,082,172
Lincoln Electric Holdings, Inc.	8,807	822,926
MSC Industrial Direct Co., Inc., Class A	10,115	891,233
Nordson Corp.	4,416	613,382
NOW, Inc.[1,2]	50,903	842,445
nVent Electric PLC	21,588	586,330
Oshkosh Corp.	29,698	2,115,686
Regal Beloit Corp.	11,731	967,221
Teledyne Technologies, Inc.[2]	3,199	789,129
Terex Corp.[1]	35,311	1,409,262
Timken Co. (The)	19,719	982,992
Toro Co. (The)	11,692	701,169
Trinity Industries, Inc.	28,890	1,058,530
Valmont Industries, Inc.	5,699	789,311
Wabtec Corp.[1]	12,120	1,271,146
Watsco, Inc.[1]	6,881	1,225,506
Woodward, Inc.	7,540	609,684
Total Capital Goods		40,158,578
Commercial & Professional Services—3.2%
Brink's Co. (The)	13,844	965,619
Clean Harbors, Inc.[2]	12,520	896,182
Deluxe Corp.	9,826	559,492
Dun & Bradstreet Corp. (The)	3,554	506,480
Healthcare Services Group, Inc.[1]	13,283	539,555
Herman Miller, Inc.	18,064	693,658
HNI Corp.	14,689	649,841
ManpowerGroup, Inc.	71,659	6,159,808
MSA Safety, Inc.	3,506	373,179
Pitney Bowes, Inc.	146,823	1,039,507
Total Commercial & Professional Services		12,383,321
Consumer Durables & Apparel—3.4%
Brunswick Corp.	19,734	1,322,573
Carter’s, Inc.[1]	10,343	1,019,820
Deckers Outdoor Corp.[2]	4,867	577,129
Helen of Troy Ltd.[1,2]	3,579	468,491
KB Home	49,619	1,186,390
NVR, Inc.[2]	712	1,759,209
Polaris Industries, Inc.[1]	14,847	1,498,805
Skechers U.S.A., Inc., Class A1,2	46,338	1,294,220
Tempur Sealy International, Inc.[1,2]	13,833	731,766
Toll Brothers, Inc.	52,027	1,718,452
TRI Pointe Group, Inc.[1,2]	63,028	781,547
Tupperware Brands Corp.	19,126	639,765
Total Consumer Durables & Apparel		12,998,167
Consumer Services—3.6%
Adtalem Global Education, Inc.[2]	8,972	432,450
Boyd Gaming Corp.	20,267	686,038
Brinker International, Inc.[1]	18,244	852,542
Cheesecake Factory, Inc. (The)	12,371	662,343
Churchill Downs, Inc.[1]	1,079	299,638
Cracker Barrel Old Country Store, Inc.[1]	5,594	823,045
Domino's Pizza, Inc.	3,136	924,493
Dunkin' Brands Group, Inc.[1]	4,209	310,288

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Consumer Services (Continued)
Eldorado Resorts, Inc.[1,2]	10,266	$498,928
Graham Holdings Co., Class B	1,321	765,255
International Speedway Corp., Class A	4,322	189,304
Jack in the Box, Inc.	3,455	289,633
Marriott Vacations Worldwide Corp.	5,289	591,046
Papa John's International, Inc.[1]	10,492	538,030
Scientific Games Corp.[1,2]	34,405	873,887
Service Corp. International	21,065	931,073
Six Flags Entertainment Corp.[1]	5,846	408,168
Sotheby's1,2	5,990	294,648
Texas Roadhouse, Inc.	9,208	638,022
Weight Watchers International, Inc.[1,2]	5,614	404,152
Wendy’s Co. (The)	22,717	389,369
Wyndham Destinations, Inc.	34,068	1,477,188
Wyndham Hotels & Resorts, Inc.	7,368	409,440
Total Consumer Services		13,688,980
Diversified Financials—1.9%
Eaton Vance Corp.	8,940	469,886
Evercore, Inc., Class A	5,060	508,783
FactSet Research Systems, Inc.[1]	1,604	358,831
Federated Investors, Inc., Class B1	12,950	312,354
Interactive Brokers Group, Inc., Class A	10,684	590,932
Janus Henderson Group PLC[1]	23,655	637,739
Legg Mason, Inc.	28,787	899,018
MarketAxess Holdings, Inc.[1]	650	116,018
Navient Corp.	112,900	1,521,892
SEI Investments Co.	7,119	434,971
SLM Corp.[1,2]	40,179	447,996
Stifel Financial Corp.	15,911	815,598
Total Diversified Financials		7,114,018
Energy—8.7%
Apergy Corp.[2]	7,863	342,512
Callon Petroleum Co.[1,2]	11,346	136,039
Chesapeake Energy Corp.[1,2]	683,981	3,071,075
CNX Resources Corp.[1,2]	30,978	443,295
Core Laboratories NV	1,778	205,946
Diamond Offshore Drilling, Inc.[1,2]	20,609	412,180
Dril-Quip, Inc.[1,2]	2,303	120,332
Energen Corp.[2]	4,364	376,046
Ensco PLC, Class A1	67,615	570,671
Gulfport Energy Corp.[1,2]	33,811	351,972
Matador Resources Co.[1,2]	6,424	212,313
McDermott International, Inc.[1,2]	61,925	1,141,278
Murphy Oil Corp.	21,447	715,043
Nabors Industries Ltd.[1]	133,796	824,183
Oasis Petroleum, Inc.[1,2]	37,648	533,849
Oceaneering International, Inc.[1,2]	20,407	563,233
Patterson-UTI Energy, Inc.	50,396	862,276
PBF Energy, Inc., Class A	136,736	6,824,494
QEP Resources, Inc.[2]	47,767	540,722
Range Resources Corp.[1]	49,397	839,255
Rowan Cos. PLC, Class A2	18,557	349,428
SM Energy Co.	12,829	404,498
Southwestern Energy Co.[1,2]	187,095	956,055
Superior Energy Services, Inc.[1,2]	62,169	605,526
Transocean Ltd.[1,2]	69,709	972,441
World Fuel Services Corp.	376,022	10,408,289

	Shares	Value
Energy (Continued)
WPX Energy, Inc.[2]	28,633	$576,096
Total Energy		33,359,047
Food & Staples Retailing—1.6%
Casey's General Stores, Inc.[1]	18,776	2,424,169
Sprouts Farmers Market, Inc.[1,2]	49,786	1,364,634
United Natural Foods, Inc.[1,2]	83,986	2,515,381
Total Food & Staples Retailing		6,304,184
Food, Beverage & Tobacco—2.4%
Boston Beer Co., Inc. (The), Class A1,2	814	234,025
Flowers Foods, Inc.[1]	55,160	1,029,286
Hain Celestial Group, Inc. (The)[1,2]	27,993	759,170
Ingredion, Inc.	15,940	1,673,062
Lamb Weston Holdings, Inc.	14,263	949,916
Lancaster Colony Corp.	2,165	323,040
Post Holdings, Inc.[1,2]	17,006	1,667,268
Sanderson Farms, Inc.	9,115	942,218
Tootsie Roll Industries, Inc.[1]	5,006	146,425
TreeHouse Foods, Inc.[1,2]	32,130	1,537,420
Total Food, Beverage & Tobacco		9,261,830
Health Care Equipment & Services—6.1%
Acadia Healthcare Co., Inc.[1,2]	23,243	818,154
Allscripts Healthcare Solutions, Inc.[2]	38,906	554,411
Avanos Medical, Inc.[2]	3,512	240,572
Cantel Medical Corp.	2,488	229,045
Chemed Corp.	1,537	491,194
Encompass Health Corp.	14,506	1,130,743
Globus Medical, Inc., Class A2	3,594	203,995
Haemonetics Corp.[2]	2,283	261,586
HealthEquity, Inc.[2]	772	72,885
Hill-Rom Holdings, Inc.	8,355	788,712
ICU Medical, Inc.[2]	1,448	409,422
Integra LifeSciences Holdings Corp.[2]	5,954	392,190
LifePoint Health, Inc.[2]	27,297	1,757,927
LivaNova PLC[2]	2,556	316,867
Masimo Corp.[2]	1,935	240,985
Medidata Solutions, Inc.[1,2]	2,063	151,239
MEDNAX, Inc.[2]	21,377	997,451
Molina Healthcare, Inc.[2]	36,471	5,423,238
NuVasive, Inc.[1,2]	4,236	300,671
Patterson Cos., Inc.	63,115	1,543,162
STERIS PLC	6,517	745,545
Teleflex, Inc.	2,438	648,727
Tenet Healthcare Corp.[1,2]	186,014	5,293,958
West Pharmaceutical Services, Inc.	3,945	487,089
Total Health Care Equipment & Services		23,499,768
Household & Personal Products—0.5%
Edgewell Personal Care Co.[1,2]	13,140	607,462
Energizer Holdings, Inc.[1]	8,374	491,135
Nu Skin Enterprises, Inc., Class A	8,642	712,274
Total Household & Personal Products		1,810,871
Insurance—5.7%
Alleghany Corp.	2,944	1,921,048
American Financial Group, Inc.	17,232	1,912,235
Aspen Insurance Holdings Ltd.	16,422	686,440
Brown & Brown, Inc.	17,367	513,542
CNO Financial Group, Inc.	54,172	1,149,530
First American Financial Corp.	30,036	1,549,557
Genworth Financial, Inc., Class A2	519,932	2,168,116
Hanover Insurance Group, Inc. (The)	13,192	1,627,497

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Insurance (Continued)
Kemper Corp.	9,321	$749,874
Mercury General Corp.	18,506	928,261
Old Republic International Corp.	78,860	1,764,887
Primerica, Inc.	4,063	489,795
Reinsurance Group of America, Inc.	24,807	3,586,100
RenaissanceRe Holdings Ltd.	4,275	571,055
W.R. Berkley Corp.	27,423	2,191,920
Total Insurance		21,809,857
Materials—9.2%
Allegheny Technologies, Inc.[1,2]	39,918	1,179,577
AptarGroup, Inc.	6,741	726,275
Ashland Global Holdings, Inc.	12,280	1,029,801
Bemis Co., Inc.	23,545	1,144,287
Cabot Corp.	14,017	879,146
Carpenter Technology Corp.	10,503	619,152
Chemours Co. (The)	46,836	1,847,212
Commercial Metals Co.	63,740	1,307,945
Compass Minerals International, Inc.[1]	6,379	428,669
Domtar Corp.	28,184	1,470,359
Eagle Materials, Inc.	4,575	389,973
Greif, Inc., Class A	19,060	1,022,760
Louisiana-Pacific Corp.	26,848	711,203
Minerals Technologies, Inc.	7,307	493,953
NewMarket Corp.[1]	1,636	663,414
Olin Corp.	64,439	1,654,793
Owens-Illinois, Inc.[1,2]	101,865	1,914,043
PolyOne Corp.	22,490	983,263
Reliance Steel & Aluminum Co.	34,921	2,978,412
Royal Gold, Inc.	1,752	135,009
RPM International, Inc.	22,373	1,452,903
Scotts Miracle-Gro Co., (The)[1]	9,634	758,485
Sensient Technologies Corp.[1]	5,286	404,432
Silgan Holdings, Inc.	43,467	1,208,383
Sonoco Products Co.[1]	25,650	1,423,575
Steel Dynamics, Inc.	63,161	2,854,246
United States Steel Corp.[1]	128,517	3,917,198
Valvoline, Inc.[1]	30,602	658,249
Worthington Industries, Inc.[1]	22,927	994,115
Total Materials		35,250,832
Media & Entertainment—2.0%
AMC Networks, Inc., Class A1,2	12,725	844,176
Cable One, Inc.[1]	342	302,195
Cars.com, Inc.[1,2]	7,025	193,960
Cinemark Holdings, Inc.[1]	23,104	928,781
John Wiley & Sons, Inc., Class A	9,044	548,066
Live Nation Entertainment, Inc.[1,2]	54,279	2,956,577
Meredith Corp.	12,151	620,309
New York Times Co., (The), Class A	21,625	500,619
TEGNA, Inc.	47,238	564,966
World Wrestling Entertainment, Inc., Class A1	2,779	268,813
Total Media & Entertainment		7,728,462
Pharmaceuticals, Biotechnology & Life Sciences—1.6%
Akorn, Inc.[2]	15,755	204,500
Bio-Rad Laboratories, Inc., Class A2	2,092	654,775
Bio-Techne Corp.	912	186,148
Catalent, Inc.[2]	16,231	739,322
Charles River Laboratories International, Inc.[2]	4,331	582,693
Exelixis, Inc.[2]	11,205	198,553

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Mallinckrodt PLC[2]	25,922	$759,774
PRA Health Sciences, Inc.[2]	6,758	744,664
Prestige Consumer Healthcare, Inc.[1,2]	7,611	288,381
Syneos Health, Inc.[1,2]	23,462	1,209,466
United Therapeutics Corp.[2]	3,987	509,857
Total Pharmaceuticals, Biotechnology & Life Sciences		6,078,133
Real Estate—3.4%
Alexander & Baldwin, Inc.[1]	5,578	126,565
American Campus Communities, Inc.	5,690	234,200
Camden Property Trust	2,835	265,271
CoreCivic, Inc.	19,924	484,751
CoreSite Realty Corp.	1,246	138,480
Corporate Office Properties Trust	5,795	172,865
Cousins Properties, Inc.	14,419	128,185
CyrusOne, Inc.	3,093	196,096
Douglas Emmett, Inc.	6,085	229,526
EPR Properties	2,643	180,808
First Industrial Realty Trust, Inc.	3,522	110,591
GEO Group, Inc. (The)	25,640	645,102
Healthcare Realty Trust, Inc.	4,150	121,429
Highwoods Properties, Inc.	4,223	199,579
Hospitality Properties Trust	22,015	634,913
JBG SMITH Properties[1]	4,871	179,399
Jones Lang LaSalle, Inc.	23,143	3,339,998
Kilroy Realty Corp.	2,833	203,098
Lamar Advertising Co., Class A	5,693	442,915
LaSalle Hotel Properties	8,853	306,225
Liberty Property Trust	4,908	207,363
Life Storage, Inc.	1,557	148,164
Mack-Cali Realty Corp.	7,836	166,593
Medical Properties Trust, Inc.[1]	15,238	227,199
National Retail Properties, Inc.	3,768	168,882
Omega Healthcare Investors, Inc.	7,464	244,595
PotlatchDeltic, Corp.	4,936	202,129
Rayonier, Inc.	7,172	242,485
Realogy Holdings Corp.[1]	84,735	1,748,930
Sabra Health Care REIT, Inc.[1]	7,435	171,897
Senior Housing Properties Trust	16,601	291,514
Tanger Factory Outlet Centers, Inc.[1]	6,120	140,026
Taubman Centers, Inc.	2,943	176,080
Uniti Group, Inc.	14,230	286,735
Urban Edge Properties	4,917	108,567
Weingarten Realty Investors	5,348	159,157
Total Real Estate		13,030,312
Retailing—7.6%
Aaron’s, Inc.	19,562	1,065,347
American Eagle Outfitters, Inc.	45,673	1,134,061
AutoNation, Inc.[1,2]	137,552	5,715,286
Bed Bath & Beyond, Inc.[1]	193,297	2,899,455
Big Lots, Inc.[1]	35,717	1,492,613
Dick’s Sporting Goods, Inc.	66,464	2,358,143
Dillard's, Inc., Class A	23,894	1,824,068
Five Below, Inc.[2]	3,058	397,723
Michaels Cos., Inc. (The)[1,2]	87,649	1,422,543
Murphy USA, Inc.[2]	46,777	3,997,562
Ollie's Bargain Outlet Holdings, Inc.[2]	3,613	347,209
Pool Corp.	4,705	785,170

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

	Shares	Value
Retailing (Continued)
Sally Beauty Holdings, Inc.[1,2]	62,514	$1,149,632
Signet Jewelers Ltd.[1]	27,407	1,806,944
Urban Outfitters, Inc.[2]	25,515	1,043,564
Williams-Sonoma, Inc.[1]	22,775	1,496,773
Total Retailing		28,936,093
Semiconductors & Semiconductor Equipment—1.2%
Cirrus Logic, Inc.[2]	10,459	403,717
Cree, Inc.[1,2]	10,031	379,874
Cypress Semiconductor Corp.	43,798	634,633
First Solar, Inc.[2]	13,533	655,268
Integrated Device Technology, Inc.[2]	5,263	247,414
MKS Instruments, Inc.	7,229	579,404
Monolithic Power Systems, Inc.	1,081	135,698
Silicon Laboratories, Inc.[2]	2,461	225,920
Synaptics, Inc.[1,2]	10,052	458,572
Teradyne, Inc.	15,073	557,400
Versum Materials, Inc.	10,204	367,446
Total Semiconductors & Semiconductor Equipment		4,645,346
Software & Services—3.5%
ACI Worldwide, Inc.[2]	9,759	274,618
Acxiom Corp.[2]	5,440	268,790
Blackbaud, Inc.	2,251	228,431
CDK Global, Inc.	10,236	640,364
CommVault Systems, Inc.[2]	2,889	202,230
Convergys Corp.	30,638	727,346
CoreLogic, Inc.[2]	10,373	512,530
Fair Isaac Corp.[2]	1,187	271,289
Fortinet, Inc.[2]	5,115	471,961
j2 Global, Inc.[1]	3,947	327,009
Jack Henry & Associates, Inc.	2,673	427,894
Leidos Holdings, Inc.	39,628	2,740,672
LogMeIn, Inc.	3,769	335,818
Manhattan Associates, Inc.[2]	2,665	145,509
MAXIMUS, Inc.	10,499	683,065
Perspecta, Inc.	33,379	858,508
PTC, Inc.[2]	3,324	352,976
Sabre Corp.	40,717	1,061,899
Science Applications International Corp.[1]	16,124	1,299,594
Teradata Corp.[1,2]	15,652	590,237
Tyler Technologies, Inc.[2]	1,011	247,756
Ultimate Software Group, Inc. (The)[2]	887	285,783
WEX, Inc.[2]	1,985	398,509
Total Software & Services		13,352,788
Technology Hardware & Equipment—11.8%
ARRIS International PLC[2]	71,646	1,862,080
Arrow Electronics, Inc.[2]	106,195	7,828,695
Avnet, Inc.	112,820	5,050,951
Belden, Inc.[1]	9,698	692,534
Ciena Corp.[1,2]	26,812	837,607
Cognex Corp.[1]	4,175	233,048
Coherent, Inc.[1,2]	2,987	514,332
InterDigital, Inc.	1,625	130,000
Jabil, Inc.	205,210	5,557,087
Keysight Technologies, Inc.[2]	15,970	1,058,492
Littelfuse, Inc.	1,915	378,959
Lumentum Holdings, Inc.[1,2]	5,795	347,410
National Instruments Corp.	7,701	372,189

	Shares	Value
Technology Hardware & Equipment (Continued)
NCR Corp.[1,2]	63,838	$1,813,638
NetScout Systems, Inc.[1,2]	10,971	277,018
Plantronics, Inc.[1]	3,999	241,140
SYNNEX Corp.	56,317	4,770,050
Tech Data Corp.[2]	142,880	10,225,922
Trimble, Inc.[2]	18,666	811,224
ViaSat, Inc.[1,2]	7,342	469,521
Vishay Intertechnology, Inc.	37,209	757,203
Zebra Technologies Corp., Class A2	6,286	1,111,553
Total Technology Hardware & Equipment		45,340,653
Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	46,337	1,410,035
Transportation—3.1%
Avis Budget Group, Inc.[2]	75,755	2,434,766
Genesee & Wyoming, Inc., Class A2	7,376	671,142
JetBlue Airways Corp.[2]	106,611	2,063,989
Kirby Corp.[1,2]	9,712	798,812
Knight-Swift Transportation Holdings, Inc.[1]	34,919	1,204,007
Landstar System, Inc.	9,609	1,172,298
Old Dominion Freight Line, Inc.	6,358	1,025,291
Ryder System, Inc.	28,026	2,047,860
Werner Enterprises, Inc.	17,118	605,121
Total Transportation		12,023,286
Utilities—2.9%
ALLETE, Inc.	5,242	393,202
Aqua America, Inc.[1]	6,145	226,751
Atmos Energy Corp.	9,439	886,416
Black Hills Corp.[1]	8,167	474,421
Hawaiian Electric Industries, Inc.	21,307	758,316
IDACORP, Inc.	3,862	383,226
MDU Resources Group, Inc.	46,840	1,203,320
National Fuel Gas Co.	8,036	450,498
New Jersey Resources Corp.[1]	16,803	774,618
NorthWestern Corp.	5,964	349,848
OGE Energy Corp.	17,264	627,028
ONE Gas, Inc.	5,704	469,325
PNM Resources, Inc.	10,173	401,325
Southwest Gas Holdings, Inc.	9,517	752,129
UGI Corp.	38,543	2,138,366
Vectren Corp.	10,689	764,157
Total Utilities		11,052,946
Total Common Stocks
(Cost $338,494,957)		382,759,185

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $262,286)	262,286	262,286

Investment of Cash Collateral for Securities Loaned—1.6%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $6,213,015)	6,213,015	6,213,015
Total Investments—101.6% (Cost $344,970,258)		389,234,486
Liabilities in Excess of Other Assets—(1.6)%		(5,999,819)
Net Assets—100.0%		$383,234,667

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P MidCap 400 Revenue ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $91,529,427; total value of the collateral held by the Fund was $93,422,136. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $87,209,121.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.7%
American Axle & Manufacturing Holdings, Inc.[1,2]	256,888	$4,480,127
Cooper Tire & Rubber Co.[1]	60,697	1,717,725
Cooper-Standard Holdings, Inc.[2]	19,497	2,339,250
Dorman Products, Inc.[1,2]	7,338	564,439
Fox Factory Holding Corp.[2]	5,064	354,733
Gentherm, Inc.[1,2]	13,850	629,482
LCI Industries[1]	16,800	1,391,040
Motorcar Parts of America, Inc.[1,2]	11,006	258,091
Standard Motor Products, Inc.[1]	13,563	667,571
Superior Industries International, Inc.	52,353	892,619
Winnebago Industries, Inc.[1]	34,103	1,130,514
Total Automobiles & Components		14,425,591
Banks—2.5%
Ameris Bancorp	5,968	272,738
Axos Financial, Inc.[2]	9,860	339,085
Banc of California, Inc.[1]	15,493	292,818
Banner Corp.	5,195	322,973
Berkshire Hills Bancorp, Inc.[1]	8,574	348,962
Boston Private Financial Holdings, Inc.	20,076	274,037
Brookline Bancorp, Inc.	11,490	191,883
Central Pacific Financial Corp.	5,399	142,696
City Holding Co.	1,755	134,784
Columbia Banking System, Inc.	8,832	342,417
Community Bank System, Inc.[1]	5,930	362,145
Customers Bancorp, Inc.[1,2]	13,221	311,090
CVB Financial Corp.	9,429	210,455
Dime Community Bancshares, Inc.[1]	8,465	151,100
Fidelity Southern Corp.	8,082	200,272
First BanCorp[2]	51,861	471,935
First Commonwealth Financial Corp.	14,749	238,049
First Financial Bancorp	10,814	321,176
First Financial Bankshares, Inc.	3,950	233,445
First Midwest Bancorp, Inc.	16,457	437,592
Franklin Financial Network, Inc.[1,2]	2,678	104,710
Glacier Bancorp, Inc.	7,721	332,698
Great Western Bancorp, Inc.	8,782	370,513
Green Bancorp, Inc.	5,789	127,937
Hanmi Financial Corp.	6,293	156,696
Heritage Financial Corp.[1]	3,540	124,431
HomeStreet, Inc.[2]	13,462	356,743
Hope Bancorp, Inc.[1]	25,890	418,641
Independent Bank Corp.	2,749	227,067
LegacyTexas Financial Group, Inc.	6,290	267,954
Meta Financial Group, Inc.	2,480	204,972
National Bank Holdings Corp., Class A	4,299	161,857
NBT Bancorp, Inc.[1]	7,480	287,082
NMI Holdings, Inc., Class A2	6,545	148,244
Northfield Bancorp, Inc.	6,124	97,494
Northwest Bancshares, Inc.[1]	16,629	288,014
OFG Bancorp	16,381	264,553
Old National Bancorp	24,518	473,197
Opus Bank[1]	6,851	187,717
Oritani Financial Corp.[1]	6,501	101,091
Pacific Premier Bancorp, Inc.[2]	6,346	236,071
Preferred Bank	1,978	115,713
Provident Financial Services, Inc.	10,445	256,425

	Shares	Value
Banks (Continued)
S&T Bancorp, Inc.[1]	4,737	$205,396
Seacoast Banking Corp. of Florida[1,2]	6,078	177,478
ServisFirst Bancshares, Inc.	4,961	194,223
Simmons First National Corp., Class A1	15,215	448,082
Southside Bancshares, Inc.[1]	4,545	158,166
Tompkins Financial Corp.[1]	2,422	196,642
Triumph Bancorp, Inc.[2]	3,470	132,554
TrustCo Bank Corp. NY	14,459	122,902
United Community Banks, Inc.	11,873	331,138
Walker & Dunlop, Inc.	8,284	438,058
Westamerica Bancorporation[1]	2,053	123,509
Total Banks		13,437,620
Capital Goods—10.7%
AAON, Inc.[1]	7,024	265,507
AAR Corp.	27,928	1,337,472
Actuant Corp., Class A	25,757	718,620
Aegion Corp.[2]	35,914	911,497
Aerojet Rocketdyne Holdings, Inc.[1,2]	37,274	1,266,943
Aerovironment, Inc.[1,2]	1,893	212,338
Alamo Group, Inc.	6,780	621,116
Albany International Corp., Class A	7,603	604,439
American Woodmark Corp.[1,2]	10,943	858,478
Apogee Enterprises, Inc.[1]	18,698	772,601
Applied Industrial Technologies, Inc.	25,365	1,984,811
Astec Industries, Inc.[1]	15,074	759,880
Axon Enterprise, Inc.[1,2]	3,474	237,726
AZZ, Inc.	10,700	540,350
Barnes Group, Inc.	13,871	985,257
Briggs & Stratton Corp.	60,954	1,172,145
Chart Industries, Inc.[2]	9,683	758,469
CIRCOR International, Inc.[1]	13,263	629,993
Comfort Systems USA, Inc.	22,568	1,272,835
Cubic Corp.	11,817	863,232
DXP Enterprises, Inc.[2]	16,792	672,856
Encore Wire Corp.	15,453	774,195
Engility Holdings, Inc.[2]	35,457	1,276,098
EnPro Industries, Inc.	12,427	906,301
ESCO Technologies, Inc.	7,675	522,284
Federal Signal Corp.	25,672	687,496
Franklin Electric Co., Inc.	16,167	763,891
Gibraltar Industries, Inc.[1,2]	14,524	662,294
Greenbrier Cos., Inc. (The)[1]	27,405	1,647,041
Griffon Corp.	67,234	1,085,829
Harsco Corp.[2]	37,315	1,065,343
Hillenbrand, Inc.	21,741	1,137,054
Insteel Industries, Inc.	7,505	269,279
John Bean Technologies Corp.[1]	9,997	1,192,642
Kaman Corp.	18,846	1,258,536
Lindsay Corp.[1]	3,837	384,621
Lydall, Inc.[2]	11,769	507,244
Mercury Systems, Inc.[1,2]	5,896	326,167
Moog, Inc., Class A	21,130	1,816,546
Mueller Industries, Inc.	53,939	1,563,152
MYR Group, Inc.[2]	28,940	944,602
National Presto Industries, Inc.[1]	1,781	230,907
Orion Group Holdings, Inc.[2]	48,696	367,655
Patrick Industries, Inc.[1,2]	20,324	1,203,181
PGT Innovations, Inc.[2]	17,163	370,721

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Capital Goods (Continued)
Powell Industries, Inc.	7,327	$265,677
Proto Labs, Inc.[2]	1,603	259,285
Quanex Building Products Corp.	29,625	539,175
Raven Industries, Inc.	5,661	258,991
Simpson Manufacturing Co., Inc.	8,827	639,604
SPX Corp.[2]	27,771	925,052
SPX FLOW, Inc.[2]	27,271	1,418,092
Standex International Corp.	5,451	568,267
Tennant Co.[1]	9,420	715,449
Titan International, Inc.	147,304	1,092,996
Trex Co., Inc.[2]	4,790	368,734
Triumph Group, Inc.[1]	91,195	2,124,844
Universal Forest Products, Inc.	74,884	2,645,652
Veritiv Corp.[1,2]	116,871	4,254,104
Vicor Corp.[1,2]	3,121	143,566
Wabash National Corp.	72,530	1,322,222
Watts Water Technologies, Inc., Class A	12,202	1,012,766
Total Capital Goods		56,964,120
Commercial & Professional Services—6.9%
ABM Industries, Inc.	119,237	3,845,393
ASGN, Inc.[2]	22,907	1,808,050
Brady Corp., Class A	16,603	726,381
Essendant, Inc.	256,638	3,290,099
Exponent, Inc.	4,468	239,485
Forrester Research, Inc.	4,857	222,936
FTI Consulting, Inc.[2]	16,708	1,222,859
Heidrick & Struggles International, Inc.	12,312	416,761
Insperity, Inc.	19,565	2,307,692
Interface, Inc.	29,343	685,159
Kelly Services, Inc., Class A	145,555	3,497,687
Korn/Ferry International	24,677	1,215,095
LSC Communications, Inc.[1]	203,567	2,251,451
Matthews International Corp., Class A1	19,980	1,001,997
Mobile Mini, Inc.	9,026	395,790
Multi-Color Corp.[1]	15,666	975,208
Navigant Consulting, Inc.	26,509	611,298
Resources Connection, Inc.	25,096	416,594
RR Donnelley & Sons Co.	903,190	4,877,226
Team, Inc.[1,2]	40,532	911,970
Tetra Tech, Inc.	27,106	1,851,340
TrueBlue, Inc.[2]	60,346	1,572,013
UniFirst Corp.	5,873	1,019,846
US Ecology, Inc.	4,596	338,955
Viad Corp.	13,375	792,469
WageWorks, Inc.[2]	7,599	324,857
Total Commercial & Professional Services		36,818,611
Consumer Durables & Apparel—4.6%
Callaway Golf Co.[1]	34,708	843,057
Cavco Industries, Inc.[2]	2,322	587,466
Crocs, Inc.[2]	32,263	686,879
Ethan Allen Interiors, Inc.	23,170	480,778
Fossil Group, Inc.[2]	73,921	1,720,881
G-III Apparel Group Ltd.[1,2]	41,701	2,009,571
Installed Building Products, Inc.[1,2]	16,742	652,938
iRobot Corp.[1,2]	5,939	652,815
La-Z-Boy, Inc.	32,302	1,020,743
LGI Homes, Inc.[1,2]	19,099	906,057
M.D.C. Holdings, Inc.[1]	54,617	1,615,571

	Shares	Value
Consumer Durables & Apparel (Continued)
M/I Homes, Inc.[2]	53,651	$1,283,868
Meritage Homes Corp.[2]	49,515	1,975,649
Movado Group, Inc.	9,493	397,757
Nautilus, Inc.[1,2]	18,733	261,325
Oxford Industries, Inc.[1]	7,959	717,902
Perry Ellis International, Inc.[2]	20,974	573,219
Steven Madden Ltd.[1]	18,677	988,013
Sturm Ruger & Co., Inc.[1]	4,724	326,192
TopBuild Corp.[2]	21,609	1,227,823
Unifi, Inc.[2]	15,138	428,860
Universal Electronics, Inc.[1,2]	11,275	443,671
Vera Bradley, Inc.[2]	17,668	269,614
Vista Outdoor, Inc.[2]	84,957	1,519,881
William Lyon Homes, Class A2	70,956	1,127,491
Wolverine World Wide, Inc.	38,199	1,491,671
Total Consumer Durables & Apparel		24,209,692
Consumer Services—1.7%
American Public Education, Inc.[2]	6,044	199,754
Belmond Ltd., Class A1,2	21,864	399,018
BJ's Restaurants, Inc.	9,526	687,777
Career Education Corp.[2]	26,537	396,198
Chuy's Holdings, Inc.[1,2]	9,364	245,805
Dave & Buster's Entertainment, Inc.	12,350	817,817
Dine Brands Global, Inc.	5,346	434,683
El Pollo Loco Holdings, Inc.[1,2]	20,742	260,312
Fiesta Restaurant Group, Inc.[1,2]	15,827	423,372
Monarch Casino & Resort, Inc.[2]	3,385	153,848
Penn National Gaming, Inc.[1,2]	65,316	2,150,203
Red Robin Gourmet Burgers, Inc.[1,2]	23,768	954,285
Regis Corp.[2]	37,686	769,925
Ruth's Hospitality Group, Inc.	9,655	304,615
Shake Shack, Inc., Class A2	4,699	296,084
Sonic Corp.	7,834	339,526
Strategic Education, Inc.	2,195	300,781
Wingstop, Inc.	1,283	87,591
Total Consumer Services		9,221,594
Diversified Financials—1.9%
Apollo Commercial Real Estate Finance, Inc.	11,034	208,212
ARMOUR Residential REIT, Inc.[1]	3,679	82,594
Blucora, Inc.[2]	10,115	407,129
Capstead Mortgage Corp.	22,010	174,099
Donnelley Financial Solutions, Inc.[2]	31,525	564,928
Encore Capital Group, Inc.[1,2]	22,206	796,085
Enova International, Inc.[2]	20,038	577,094
EZCORP, Inc., Class A1,2	46,513	497,689
FirstCash, Inc.	14,282	1,171,124
Granite Point Mortgage Trust, Inc.	5,249	101,201
Green Dot Corp., Class A2	7,111	631,599
Greenhill & Co., Inc.	7,118	187,559
INTL. FCStone, Inc.[2]	9,423	455,319
Invesco Mortgage Capital, Inc.	29,472	466,247
Investment Technology Group, Inc.	15,699	340,040
New York Mortgage Trust, Inc.	44,299	269,338
PennyMac Mortgage Investment Trust	17,912	362,539
Piper Jaffray Cos.	7,036	537,199
PRA Group, Inc.[1,2]	14,769	531,684
Redwood Trust, Inc.	13,782	223,820
Virtus Investment Partners, Inc.[1]	2,875	327,031

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Diversified Financials (Continued)
Waddell & Reed Financial, Inc., Class A	37,284	$789,675
WisdomTree Investments, Inc.	20,480	173,670
World Acceptance Corp.[2]	3,032	346,740
Total Diversified Financials		10,222,615
Energy—4.4%
Archrock, Inc.	46,642	569,032
Bonanza Creek Energy, Inc.[2]	5,399	160,782
Bristow Group, Inc.[1,2]	84,979	1,030,795
C&J Energy Services, Inc.[1,2]	64,960	1,351,168
CARBO Ceramics, Inc.[1,2]	17,595	127,564
Carrizo Oil & Gas, Inc.[1,2]	25,513	642,928
Cloud Peak Energy, Inc.[2]	267,589	615,455
CONSOL Energy, Inc.[2]	23,948	977,318
Denbury Resources, Inc.[1,2]	163,803	1,015,579
Era Group, Inc.[2]	12,523	154,659
Exterran Corp.[2]	35,321	937,066
Geospace Technologies Corp.[1,2]	3,955	54,183
Green Plains, Inc.[1]	141,654	2,436,449
Gulf Island Fabrication, Inc.[1]	13,197	131,310
Helix Energy Solutions Group, Inc.[2]	51,078	504,651
HighPoint Resources Corp.[1,2]	44,875	218,990
Laredo Petroleum, Inc.[1,2]	85,008	694,515
Matrix Service Co.[2]	27,716	683,199
Newpark Resources, Inc.[1,2]	60,253	623,618
Noble Corp. PLC[1,2]	119,090	837,203
Oil States International, Inc.[1,2]	19,188	637,042
Par Pacific Holdings, Inc.[2]	93,551	1,908,440
PDC Energy, Inc.[1,2]	14,041	687,447
Penn Virginia Corp.[1,2]	2,645	213,028
Pioneer Energy Services Corp.[2]	117,779	347,448
ProPetro Holding Corp.[1,2]	56,957	939,221
Renewable Energy Group, Inc.[2]	59,772	1,721,434
REX American Resources Corp.[1,2]	4,112	310,662
Ring Energy, Inc.[1,2]	5,861	58,082
SEACOR Holdings, Inc.[1,2]	9,973	492,766
SRC Energy, Inc.[1,2]	41,258	366,784
TETRA Technologies, Inc.[1,2]	134,121	604,886
U.S. Silica Holdings, Inc.[1]	47,529	894,971
Unit Corp.[1,2]	19,544	509,317
Total Energy		23,457,992
Food & Staples Retailing—3.4%
Andersons, Inc. (The)	56,834	2,139,800
SpartanNash Co.	262,686	5,269,481
SUPERVALU, Inc.[2]	328,152	10,573,058
Total Food & Staples Retailing		17,982,339
Food, Beverage & Tobacco—3.2%
B&G Foods, Inc.	35,294	968,820
Calavo Growers, Inc.[1]	6,973	673,592
Cal-Maine Foods, Inc.	19,409	937,455
Coca-Cola Bottling Co. Consolidated[1]	16,381	2,985,929
Darling Ingredients, Inc.[2]	126,496	2,443,903
Dean Foods Co.[1]	684,089	4,857,032
J&J Snack Foods Corp.	5,052	762,296
John B. Sanfilippo & Son, Inc.[1]	7,974	569,184
MGP Ingredients, Inc.[1]	2,937	231,964
Seneca Foods Corp., Class A2	27,362	922,099
Universal Corp.	21,865	1,421,225
Total Food, Beverage & Tobacco		16,773,499

	Shares	Value
Health Care Equipment & Services—8.2%
Aceto Corp.	169,383	$382,806
Amedisys, Inc.[2]	8,702	1,087,402
AMN Healthcare Services, Inc.[1,2]	26,059	1,425,427
AngioDynamics, Inc.[2]	9,581	208,291
Anika Therapeutics, Inc.[2]	1,752	73,899
BioTelemetry, Inc.[1,2]	3,931	253,353
Community Health Systems, Inc.[1,2]	2,784,149	9,633,156
Computer Programs & Systems, Inc.	7,066	189,722
CONMED Corp.	6,676	528,873
CorVel Corp.[2]	6,249	376,502
Cross Country Healthcare, Inc.[1,2]	60,847	531,194
CryoLife, Inc.[2]	4,322	152,134
Cutera, Inc.[1,2]	3,402	110,735
Diplomat Pharmacy, Inc.[1,2]	177,967	3,454,340
Ensign Group, Inc. (The)	34,590	1,311,653
HealthStream, Inc.	5,016	155,546
Heska Corp.[1,2]	770	87,249
HMS Holdings Corp.[2]	11,025	361,730
Integer Holdings Corp.[2]	11,527	956,165
Invacare Corp.	39,499	574,711
Lantheus Holdings, Inc.[2]	13,333	199,328
LeMaitre Vascular, Inc.[1]	1,984	76,860
LHC Group, Inc.[2]	9,233	950,907
Magellan Health, Inc.[2]	58,793	4,236,036
Meridian Bioscience, Inc.	8,640	128,736
Merit Medical Systems, Inc.[1,2]	8,298	509,912
Natus Medical, Inc.[1,2]	9,334	332,757
Neogen Corp.[2]	2,759	197,351
Nextgen Healthcare, Inc.[2]	15,793	317,123
Omnicell, Inc.[1,2]	7,027	505,241
OraSure Technologies, Inc.[2]	7,590	117,266
Orthofix Medical, Inc.[2]	5,441	314,544
Owens & Minor, Inc.[1]	385,172	6,363,041
Providence Service Corp. (The)[2]	16,706	1,123,980
Quorum Health Corp.[1,2]	271,863	1,593,117
Select Medical Holdings Corp.[2]	167,807	3,087,649
Surmodics, Inc.[2]	647	48,299
Tabula Rasa HealthCare, Inc.[1,2]	1,354	109,931
Tactile Systems Technology, Inc.[2]	1,195	84,905
Tivity Health, Inc.[1,2]	11,267	362,234
US Physical Therapy, Inc.[1]	2,244	266,138
Varex Imaging Corp.[2]	16,634	476,730
Total Health Care Equipment & Services		43,256,973
Household & Personal Products—1.2%
Avon Products, Inc.[2]	1,865,477	4,104,050
Central Garden & Pet Co., Class A1,2	18,081	651,639
Central Garden & Pet Co., Class A2	19,838	657,431
Inter Parfums, Inc.	6,693	431,364
Medifast, Inc.	986	218,448
WD-40 Co.[1]	1,510	259,871
Total Household & Personal Products		6,322,803
Insurance—2.5%
Ambac Financial Group, Inc.[2]	17,897	365,457
American Equity Investment Life Holding Co.	41,080	1,452,589
AMERISAFE, Inc.	3,857	238,941
eHealth, Inc.[2]	3,255	91,986
Employers Holdings, Inc.	11,096	502,649
HCI Group, Inc.[1]	3,738	163,537

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Insurance (Continued)
Horace Mann Educators Corp.	16,855	$756,790
James River Group Holdings Ltd.	13,650	581,763
Maiden Holdings Ltd.	605,334	1,725,202
Navigators Group, Inc. (The)	13,189	911,360
ProAssurance Corp.	12,337	579,222
RLI Corp.[1]	6,996	549,746
Safety Insurance Group, Inc.	5,694	510,182
Selective Insurance Group, Inc.	25,535	1,621,473
Stewart Information Services Corp.	28,448	1,280,444
Third Point Reinsurance Ltd.[2]	33,935	441,155
United Fire Group, Inc.[1]	13,633	692,147
United Insurance Holdings Corp.	22,452	502,476
Universal Insurance Holdings, Inc.	11,526	559,587
Total Insurance		13,526,706
Materials—6.2%
AdvanSix, Inc.[2]	28,607	971,208
AK Steel Holding Corp.[1,2]	962,139	4,714,481
American Vanguard Corp.	14,358	258,444
Balchem Corp.	3,661	410,361
Boise Cascade Co.	74,187	2,730,082
Century Aluminum Co.[1,2]	102,147	1,222,700
Clearwater Paper Corp.[2]	36,249	1,076,595
Flotek Industries, Inc.[1,2]	83,191	199,658
FutureFuel Corp.	12,393	229,766
H.B. Fuller Co.[1]	31,749	1,640,471
Hawkins, Inc.	8,306	344,284
Haynes International, Inc.	7,749	275,089
Ingevity Corp.[2]	6,614	673,834
Innophos Holdings, Inc.	11,544	512,554
Innospec, Inc.	11,977	919,235
Kaiser Aluminum Corp.	9,101	992,555
KapStone Paper and Packaging Corp.	66,417	2,252,200
Koppers Holdings, Inc.[2]	32,384	1,008,762
Kraton Corp.[2]	27,847	1,312,986
LSB Industries, Inc.[1,2]	28,025	274,084
Materion Corp.	13,413	811,487
Myers Industries, Inc.	15,887	369,373
Neenah, Inc.[1]	7,048	608,242
Olympic Steel, Inc.	46,722	975,088
PH Glatfelter Co.	54,515	1,041,782
Quaker Chemical Corp.	2,958	598,137
Rayonier Advanced Materials, Inc.[1]	49,457	911,493
Schweitzer-Mauduit International, Inc.	16,438	629,740
Stepan Co.	14,498	1,261,471
SunCoke Energy, Inc.[2]	82,554	959,277
TimkenSteel Corp.[1,2]	68,398	1,017,078
Tredegar Corp.	30,137	652,466
U.S. Concrete, Inc.[1,2]	18,663	855,699
Total Materials		32,710,682
Media & Entertainment—1.1%
E.W. Scripps Co., (The), Class A1	40,571	669,421
Gannett Co., Inc.[1]	204,970	2,051,750
Marcus Corp. (The)	10,674	448,842
New Media Investment Group, Inc.	60,855	954,815
QuinStreet, Inc.[2]	18,815	255,319
Scholastic Corp.	24,955	1,165,149
XO Group, Inc.[2]	3,839	132,369
Total Media & Entertainment		5,677,665

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Acorda Therapeutics, Inc.[1,2]	22,592	$443,933
AMAG Pharmaceuticals, Inc.[2]	17,823	356,460
Amphastar Pharmaceuticals, Inc.[1,2]	8,680	167,003
ANI Pharmaceuticals, Inc.[1,2]	2,335	132,021
Assertio Therapeutics, Inc.[1,2]	43,231	254,198
Cambrex Corp.[1,2]	6,109	417,856
Corcept Therapeutics, Inc.[1,2]	9,935	139,289
Cytokinetics, Inc.[1,2]	1,397	13,761
Eagle Pharmaceuticals, Inc.[2]	2,142	148,505
Emergent BioSolutions, Inc.[2]	6,827	449,421
Enanta Pharmaceuticals, Inc.[1,2]	1,573	134,429
Endo International PLC[1,2]	122,864	2,067,801
Innoviva, Inc.[2]	11,297	172,166
Lannett Co., Inc.[1,2]	87,967	417,843
Ligand Pharmaceuticals, Inc.[1,2]	598	164,145
Luminex Corp.[1]	6,991	211,897
Medicines Co. (The)[1,2]	678	20,279
MiMedx Group, Inc.[1,2]	42,619	263,385
Momenta Pharmaceuticals, Inc.[2]	2,514	66,118
Myriad Genetics, Inc.[1,2]	10,725	493,350
Phibro Animal Health Corp., Class A	12,232	524,753
Progenics Pharmaceuticals, Inc.[1,2]	1,609	10,088
REGENXBIO, Inc.[2]	1,433	108,192
Repligen Corp.[1,2]	1,917	106,317
Spectrum Pharmaceuticals, Inc.[1,2]	4,041	67,889
Supernus Pharmaceuticals, Inc.[1,2]	4,941	248,779
Total Pharmaceuticals, Biotechnology & Life Sciences		7,599,878
Real Estate—1.5%
Acadia Realty Trust	5,999	168,152
Agree Realty Corp.	1,585	84,195
American Assets Trust, Inc.	5,652	210,763
Armada Hoffler Properties, Inc.	9,955	150,420
CareTrust REIT, Inc.	5,334	94,465
CBL & Associates Properties, Inc.	140,129	559,115
Cedar Realty Trust, Inc.	22,568	105,167
Chatham Lodging Trust	9,850	205,767
Chesapeake Lodging Trust	11,919	382,242
Community Healthcare Trust, Inc.[1]	953	29,524
DiamondRock Hospitality Co.	46,465	542,247
Easterly Government Properties, Inc.	4,494	87,049
EastGroup Properties, Inc.	1,928	184,355
Four Corners Property Trust, Inc.	3,465	89,016
Franklin Street Properties Corp.	21,842	174,518
Getty Realty Corp.	2,934	83,795
Global Net Lease, Inc.	8,391	174,952
Government Properties Income Trust[1]	14,929	168,548
Hersha Hospitality Trust	13,907	315,272
HFF, Inc., Class A	8,914	378,667
Independence Realty Trust, Inc.	11,323	119,231
iStar, Inc.[1]	46,779	522,521
Kite Realty Group Trust	14,194	236,330
Lexington Realty Trust	33,018	274,049
LTC Properties, Inc.	2,445	107,849
National Storage Affiliates Trust	7,345	186,857
Pennsylvania Real Estate Investment Trust	25,577	241,958
PS Business Parks, Inc.	2,079	264,220
Ramco-Gershenson Properties Trust	12,635	171,836

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Real Estate (Continued)
RE/MAX Holdings, Inc., Class A	2,958	$131,187
Retail Opportunity Investments Corp.	9,548	178,261
Saul Centers, Inc.	2,636	147,616
Summit Hotel Properties, Inc.[1]	27,587	373,252
Universal Health Realty Income Trust	658	48,962
Urstadt Biddle Properties, Inc., Class A	4,302	91,590
Washington Prime Group, Inc.[1]	64,092	467,872
Whitestone REIT	6,564	91,108
Total Real Estate		7,842,928
Retailing—17.6%
Abercrombie & Fitch Co., Class A1	118,139	2,495,096
Asbury Automotive Group, Inc.[1,2]	59,325	4,078,594
Ascena Retail Group, Inc.[2]	1,034,783	4,728,958
Barnes & Noble Education, Inc.[1,2]	255,366	1,470,908
Barnes & Noble, Inc.[1]	430,465	2,496,697
Big 5 Sporting Goods Corp.[1]	124,625	635,587
Buckle, Inc. (The)	26,169	603,195
Caleres, Inc.[1]	50,098	1,796,514
Cato Corp., (The), Class A	26,918	565,816
Chico’s FAS, Inc.[1]	171,157	1,483,931
Children's Place, Inc. (The)	9,906	1,265,987
Core-Mark Holding Co., Inc.	320,608	10,887,848
DSW, Inc., Class A1	61,819	2,094,428
Express, Inc.[1,2]	136,647	1,511,316
Francesca's Holdings Corp.[1,2]	75,705	280,866
GameStop Corp., Class A1	355,269	5,424,958
Genesco, Inc.[1,2]	41,092	1,935,433
Group 1 Automotive, Inc.[1]	102,711	6,665,944
Guess?, Inc.[1]	73,909	1,670,343
Haverty Furniture Cos., Inc.	23,711	524,013
Hibbett Sports, Inc.[2]	31,924	600,171
JC Penney Co., Inc.[1,2]	4,291,701	7,124,224
Kirkland's, Inc.[2]	44,857	452,607
Liquidity Services, Inc.[2]	24,297	154,286
Lithia Motors, Inc., Class A1	84,540	6,903,536
Lumber Liquidators Holdings, Inc.[1,2]	40,479	627,020
MarineMax, Inc.[1,2]	31,395	667,144
Monro, Inc.[1]	10,569	735,602
Nutrisystem, Inc.[1]	13,041	483,169
Office Depot, Inc.	2,136,298	6,857,517
PetMed Express, Inc.[1]	5,063	167,130
Rent-A-Center, Inc.[2]	118,924	1,710,127
RH2	11,830	1,549,848
Shoe Carnival, Inc.	17,077	657,465
Shutterfly, Inc.[1,2]	12,819	844,644
Shutterstock, Inc.	7,371	402,309
Sleep Number Corp.[1,2]	25,877	951,756
Sonic Automotive, Inc., Class A1	305,328	5,908,097
Stamps.com, Inc.[1,2]	1,515	342,693
Tailored Brands, Inc.[1]	84,882	2,138,178
Tile Shop Holdings, Inc.	31,683	226,533
Vitamin Shoppe, Inc.[1,2]	59,896	598,960
Zumiez, Inc.[1,2]	22,697	598,066
Total Retailing		93,317,514
Semiconductors & Semiconductor Equipment—1.5%
Advanced Energy Industries, Inc.[2]	9,213	475,852
Axcelis Technologies, Inc.[2]	15,937	313,162
Brooks Automation, Inc.[1]	15,038	526,781

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Cabot Microelectronics Corp.	3,504	$361,508
CEVA, Inc.[2]	1,876	53,935
Cohu, Inc.	10,912	273,891
Diodes, Inc.[2]	22,116	736,242
DSP Group, Inc.[2]	6,907	82,193
FormFactor, Inc.[2]	26,347	362,271
Ichor Holdings Ltd.[1,2]	25,077	512,072
Kopin Corp.[2]	9,743	23,578
Kulicke & Soffa Industries, Inc.	23,900	569,776
MaxLinear, Inc.[1,2]	15,600	310,128
Nanometrics, Inc.[2]	5,499	206,323
PDF Solutions, Inc.[1,2]	7,308	65,991
Photronics, Inc.[2]	34,199	336,860
Power Integrations, Inc.	4,284	270,749
Rambus, Inc.[2]	17,768	193,849
Rudolph Technologies, Inc.[2]	7,436	181,810
Semtech Corp.[2]	6,502	361,511
SolarEdge Technologies, Inc.[1,2]	12,311	463,509
Ultra Clean Holdings, Inc.[1,2]	52,510	659,001
Veeco Instruments, Inc.[1,2]	35,435	363,209
Xperi Corp.	14,765	219,260
Total Semiconductors & Semiconductor Equipment		7,923,461
Software & Services—3.0%
8x8, Inc.[2]	9,034	191,972
Agilysys, Inc.[2]	5,164	84,173
Alarm.com Holdings, Inc.[1,2]	4,408	253,019
Bottomline Technologies (DE), Inc.[2]	3,759	273,317
CACI International, Inc., Class A2	14,992	2,760,777
Cardtronics PLC, Class A2	30,177	954,800
CSG Systems International, Inc.	13,376	536,913
Ebix, Inc.[1]	3,569	282,486
EVERTEC, Inc.	11,459	276,162
ExlService Holdings, Inc.[2]	8,108	536,750
LivePerson, Inc.[2]	5,708	148,123
ManTech International Corp., Class A	18,153	1,149,085
MicroStrategy, Inc., Class A2	2,249	316,254
Monotype Imaging Holdings, Inc.	7,861	158,792
NIC, Inc.	14,099	208,665
OneSpan, Inc.[2]	7,177	136,722
Perficient, Inc.[2]	10,968	292,297
Progress Software Corp.	6,276	221,480
Qualys, Inc.[1,2]	1,787	159,222
SPS Commerce, Inc.[2]	1,547	153,524
Sykes Enterprises, Inc.[2]	35,127	1,071,022
TiVo Corp.	37,022	460,924
Travelport Worldwide Ltd.	93,370	1,575,152
TTEC Holdings, Inc.	41,398	1,072,208
Unisys Corp.[1,2]	91,562	1,867,865
Virtusa Corp.[2]	12,194	654,940
Total Software & Services		15,796,644
Technology Hardware & Equipment—7.6%
3D Systems Corp.[2]	24,074	454,999
ADTRAN, Inc.	19,783	349,170
Anixter International, Inc.[2]	74,878	5,263,923
Applied Optoelectronics, Inc.[1,2]	6,229	153,607
Badger Meter, Inc.[1]	5,044	267,080
Bel Fuse, Inc., Class B	11,652	308,778

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Benchmark Electronics, Inc.	65,223	$1,526,218
CalAmp Corp.[2]	10,834	259,583
Comtech Telecommunications Corp.	10,974	398,027
Control4 Corp.[2]	4,658	159,909
Cray, Inc.[1,2]	13,932	299,538
CTS Corp.	8,221	281,980
Daktronics, Inc.[1]	50,553	396,335
Diebold Nixdorf, Inc.[1]	686,314	3,088,413
Digi International, Inc.[2]	10,744	144,507
Electro Scientific Industries, Inc.[1,2]	14,706	256,620
Electronics For Imaging, Inc.[2]	19,895	678,022
ePlus, Inc.[2]	8,942	828,923
Extreme Networks, Inc.[2]	112,375	615,815
Fabrinet[1,2]	19,395	897,213
FARO Technologies, Inc.[2]	3,991	256,821
Finisar Corp.[1,2]	45,199	861,041
Harmonic, Inc.[1,2]	47,509	261,299
II-VI, Inc.[2]	15,951	754,482
Insight Enterprises, Inc.[2]	85,990	4,651,199
Itron, Inc.[2]	21,975	1,410,795
KEMET Corp.[2]	39,333	729,627
Knowles Corp.[1,2]	29,851	496,124
Methode Electronics, Inc.	15,882	574,928
MTS Systems Corp.[1]	9,295	508,901
NETGEAR, Inc.[1,2]	15,003	942,939
Oclaro, Inc.[2]	39,540	353,488
OSI Systems, Inc.[1,2]	9,405	717,696
Park Electrochemical Corp.	3,695	72,016
Plexus Corp.[2]	29,326	1,715,864
Rogers Corp.[1,2]	3,757	553,481
Sanmina Corp.[2]	154,939	4,276,316
ScanSource, Inc.[2]	62,930	2,510,907
TTM Technologies, Inc.[1,2]	105,711	1,681,862
Viavi Solutions, Inc.[2]	51,227	580,914
Total Technology Hardware & Equipment		40,539,360
Telecommunication Services—1.9%
ATN International, Inc.	4,102	303,056
Cincinnati Bell, Inc.[2]	57,708	920,443
Cogent Communications Holdings, Inc.[1]	6,096	340,157
Consolidated Communications Holdings, Inc.	72,699	947,995
Frontier Communications Corp.[1]	1,002,451	6,505,907
Iridium Communications, Inc.[2]	15,925	358,312
Spok Holdings, Inc.	7,474	115,100
Vonage Holdings Corp.[1,2]	47,052	666,256
Total Telecommunication Services		10,157,226
Transportation—3.2%
Allegiant Travel Co.[1]	8,508	1,078,814
ArcBest Corp.[1]	39,333	1,909,617
Atlas Air Worldwide Holdings, Inc.[1,2]	24,904	1,587,630
Echo Global Logistics, Inc.[2]	42,428	1,313,147
Forward Air Corp.	11,656	835,735
Hawaiian Holdings, Inc.[1]	47,306	1,896,971
Heartland Express, Inc.[1]	21,034	415,001
Hub Group, Inc., Class A2	61,119	2,787,026
Marten Transport Ltd.	21,984	462,763
Matson, Inc.	37,152	1,472,705
Saia, Inc.[2]	12,297	940,106

	Shares	Value
Transportation (Continued)
SkyWest, Inc.	34,583	$2,036,939
Total Transportation		16,736,454
Utilities—0.9%
American States Water Co.[1]	4,636	283,445
Avista Corp.[1]	18,226	921,506
California Water Service Group	10,421	447,061
El Paso Electric Co.	9,725	556,270
Northwest Natural Gas Co.[1]	6,840	457,596
South Jersey Industries, Inc.	24,536	865,385
Spire, Inc.	17,142	1,260,794
Total Utilities		4,792,057
Total Common Stocks
(Cost $476,000,388)		529,714,024

RIGHT—–0.0%[3]
Materials—–0.0%[3]
A. Schulman, Inc. CVR (Cost $75,044)[2,4]	37,522	0

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[5]
(Cost $329,755)	329,755	329,755

Investment of Cash Collateral for Securities Loaned—6.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[5]
(Cost $32,624,847)	32,624,847	32,624,847
Total Investments—106.0%
(Cost $509,030,034)		562,668,626
Liabilities in Excess of Other Assets—(6.0)%		(32,004,671)
Net Assets—100.0%		$530,663,955

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P SmallCap 600 Revenue ETF

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $162,974,406; total value of the collateral held by the Fund was $168,638,462. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $136,013,615.
2	Non-income producing security.
3	Less than 0.05%
4	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
5	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer S&P Financials Revenue ETF

	Shares	Value
COMMON STOCKS—99.9%
Banks—33.7%
Bank of America Corp.	125,864	$3,707,953
BB&T Corp.	9,080	440,743
Citigroup, Inc.	48,315	3,466,118
Citizens Financial Group, Inc.	6,384	246,231
Comerica, Inc.	1,340	120,868
Fifth Third Bancorp	10,333	288,497
Huntington Bancshares, Inc.	11,581	172,789
JPMorgan Chase & Co.	39,637	4,472,639
KeyCorp	12,918	256,939
M&T Bank Corp.	1,325	218,015
People's United Financial, Inc.[1]	3,651	62,505
PNC Financial Services Group, Inc. (The)	4,929	671,281
Regions Financial Corp.	12,016	220,494
SunTrust Banks, Inc.	5,342	356,792
SVB Financial Group[2]	267	82,992
U.S. Bancorp	16,710	882,455
Wells Fargo & Co.	67,502	3,547,905
Zions Bancorp NA	2,018	101,203
Total Banks		19,316,419
Capital Markets—14.0%
Affiliated Managers Group, Inc.	632	86,407
Ameriprise Financial, Inc.	3,047	449,920
Bank of New York Mellon Corp. (The)	12,666	645,839
BlackRock, Inc.	1,072	505,266
Cboe Global Markets, Inc.	944	90,586
Charles Schwab Corp. (The)	7,068	347,392
CME Group, Inc.	840	142,976
E*TRADE Financial Corp.[2]	1,889	98,965
Franklin Resources, Inc.	7,435	226,098
Goldman Sachs Group, Inc. (The)	7,433	1,666,776
Intercontinental Exchange, Inc.	2,830	211,939
Invesco Ltd.	8,437	193,039
Moody's Corp.	916	153,155
Morgan Stanley	36,198	1,685,741
MSCI, Inc.	276	48,965
Nasdaq, Inc.	1,688	144,830
Northern Trust Corp.	2,193	223,971
Raymond James Financial, Inc.	2,866	263,815
S&P Global, Inc.	1,078	210,631
State Street Corp.	5,069	424,681
T. Rowe Price Group, Inc.	1,726	188,445
Total Capital Markets		8,009,437
Consumer Finance—6.0%
American Express Co.	13,175	1,403,006
Capital One Financial Corp.	11,763	1,116,662
Discover Financial Services	5,735	438,441
Synchrony Financial	15,993	497,062
Total Consumer Finance		3,455,171
Diversified Financial Services—15.8%
Berkshire Hathaway, Inc., Class B2	40,553	8,682,803
Jefferies Financial Group, Inc.	16,519	362,757
Total Diversified Financial Services		9,045,560
Insurance—30.4%
Aflac, Inc.	17,090	804,426
Allstate Corp. (The)	14,101	1,391,769
American International Group, Inc.	33,593	1,788,491
Aon PLC	2,632	404,749

	Shares	Value
Insurance (Continued)
Arthur J. Gallagher & Co.	3,232	$240,590
Assurant, Inc.	2,354	254,114
Brighthouse Financial, Inc.[2]	7,375	326,270
Chubb Ltd.	8,709	1,163,871
Cincinnati Financial Corp.	2,647	203,316
Everest Re Group Ltd.	1,170	267,310
Hartford Financial Services Group, Inc. (The)	13,563	677,608
Lincoln National Corp.	8,003	541,483
Loews Corp.	10,040	504,309
Marsh & McLennan Cos., Inc.	6,207	513,443
MetLife, Inc.	53,121	2,481,813
Principal Financial Group, Inc.	8,997	527,134
Progressive Corp. (The)	15,750	1,118,880
Prudential Financial, Inc.	22,001	2,229,141
Torchmark Corp.	1,801	156,129
Travelers Cos., Inc. (The)	8,311	1,078,020
Unum Group	11,348	443,367
Willis Towers Watson PLC	2,045	288,222
Total Insurance		17,404,455
Total Common Stocks
(Cost $50,668,195)		57,231,042

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $75,447)	75,447	75,447
Total Investments—100.0% (Cost $50,743,642)		57,306,489
Other Assets in Excess of Liabilities—0.0%[4]		21,903
Net Assets—100.0%		$57,328,392

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P Financials Revenue ETF

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the security on loan was $54,884; total value of the collateral held by the Fund was $55,982. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $55,982.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.
4	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer S&P Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—4.2%
General Motors Co.	1,157,685	$38,979,254
Banks—0.7%
PacWest Bancorp	40,074	1,909,526
People's United Financial, Inc.[1]	156,193	2,674,024
Valley National Bancorp[1]	127,724	1,436,895
Total Banks		6,020,445
Capital Goods—4.2%
General Electric Co.	3,483,652	39,330,431
Commercial & Professional Services—1.1%
Nielsen Holdings PLC[1]	366,109	10,126,575
Consumer Services—2.3%
Brinker International, Inc.[1]	102,749	4,801,461
H&R Block, Inc.[1]	204,921	5,276,716
Six Flags Entertainment Corp.[1]	33,558	2,343,019
Wyndham Destinations, Inc.	197,005	8,542,137
Total Consumer Services		20,963,333
Diversified Financials—0.8%
Invesco Ltd.	332,808	7,614,647
Energy—18.5%
Chevron Corp.	369,037	45,125,845
Exxon Mobil Corp.	550,602	46,812,182
Helmerich & Payne, Inc.	59,552	4,095,391
Occidental Petroleum Corp.	258,607	21,249,737
PBF Energy, Inc., Class A	857,201	42,782,902
Williams Cos., Inc. (The)	452,296	12,297,928
Total Energy		172,363,985
Food, Beverage & Tobacco—10.5%
Altria Group, Inc.	547,923	33,045,236
General Mills, Inc.	592,937	25,448,856
Kraft Heinz Co. (The)	711,950	39,235,565
Total Food, Beverage & Tobacco		97,729,657
Health Care Equipment & Services—1.0%
Patterson Cos., Inc.	364,194	8,904,543
Insurance—1.2%
Old Republic International Corp.	504,756	11,296,439
Materials—0.3%
Compass Minerals International, Inc.[1]	33,542	2,254,022
Media & Entertainment—0.3%
Meredith Corp.[1]	60,564	3,091,792
Pharmaceuticals, Biotechnology & Life Sciences—5.8%
Pfizer, Inc.	1,212,351	53,428,308
Real Estate—6.1%
American Campus Communities, Inc.	32,940	1,355,810
Corporate Office Properties Trust	34,935	1,042,111
Crown Castle International Corp.	74,107	8,250,332
Extra Space Storage, Inc.	19,460	1,686,014
Healthcare Realty Trust, Inc.	24,106	705,342
Highwoods Properties, Inc.	23,351	1,103,568
Host Hotels & Resorts, Inc.	413,672	8,728,479
Liberty Property Trust	29,351	1,240,080
Life Storage, Inc.	9,008	857,201
Mid-America Apartment Communities, Inc.	25,545	2,559,098
National Retail Properties, Inc.[1]	21,824	978,152
Public Storage	19,930	4,018,486
Realty Income Corp.	36,968	2,103,110
Simon Property Group, Inc.	53,217	9,406,105
Taubman Centers, Inc.	17,265	1,032,965
Urban Edge Properties	27,252	601,724
Weyerhaeuser Co.	346,714	11,188,461
Total Real Estate		56,857,038

	Shares	Value
Retailing—8.9%
Kohl's Corp.[1]	433,649	$32,328,533
Target Corp.	575,927	50,802,521
Total Retailing		83,131,054
Semiconductors & Semiconductor Equipment—4.8%
QUALCOMM, Inc.[1]	623,486	44,909,697
Software & Services—6.0%
International Business Machines Corp.	312,237	47,213,357
Western Union Co. (The)[1]	450,102	8,578,944
Total Software & Services		55,792,301
Technology Hardware & Equipment—2.0%
Xerox Corp.	670,608	18,093,004
Telecommunication Services—5.1%
Verizon Communications, Inc.	887,317	47,373,855
Utilities—16.0%
AES Corp.	1,544,419	21,621,866
CenterPoint Energy, Inc.	573,490	15,856,998
Dominion Energy, Inc.	289,846	20,370,377
Duke Energy Corp.	487,028	38,971,980
Entergy Corp.[1]	227,764	18,478,493
FirstEnergy Corp.[1]	630,300	23,428,251
Hawaiian Electric Industries, Inc.	121,952	4,340,272
NorthWestern Corp.	34,642	2,032,100
OGE Energy Corp.	104,290	3,787,813
Total Utilities		148,888,150
Total Common Stocks
(Cost $909,109,039)		927,148,530

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[2]
(Cost $1,201,144)	1,201,144	1,201,144

Investment of Cash Collateral for Securities Loaned—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[2]
(Cost $39,553)	39,553	39,553
Total Investments—99.9% (Cost $910,349,736)		928,389,227
Other Assets in Excess of Liabilities—0.1%		1,268,984
Net Assets—100.0%		$929,658,211

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer S&P Ultra Dividend Revenue ETF

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $80,090,177; total value of the collateral held by the Fund was $81,732,862. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $81,693,309.
2	Rate shown represents annualized 7-day yield as of September 30, 2018.
3	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—95.0%
Automobiles & Components—2.2%
Chongqing Changan Automobile Co. Ltd., Class B	44,500	$35,942
Weifu High-Technology Group Co. Ltd., Class B	4,400	8,676
Yulon Nissan Motor Co. Ltd.	1,000	7,828
Total Automobiles & Components		52,446
Banks—9.8%
Absa Group Ltd.	4,910	52,697
Abu Dhabi Commercial Bank PJSC	11,981	25,867
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	26,982	42,047
Commercial Bank PQSC (The)	1,125	12,481
Doha Bank QPSC	1,114	6,424
Dubai Islamic Bank PJSC	12,594	18,481
Habib Bank Ltd.	7,483	9,122
Malayan Banking Bhd	21,300	50,387
Moneta Money Bank AS1	836	3,077
National Bank of Pakistan[2]	20,078	8,398
Qatar International Islamic Bank QSC	240	3,752
Total Banks		232,733
Capital Goods—4.2%
ElSewedy Electric Co.	14,050	13,979
Foshan Electrical and Lighting Co. Ltd., Class B	6,900	3,615
Reunert Ltd.	869	4,667
Sime Darby Bhd	83,600	52,724
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	64,200	24,860
Total Capital Goods		99,845
Consumer Durables & Apparel—0.1%
China Dongxiang Group Co. Ltd.	8,000	1,339
Consumer Services—0.5%
OPAP SA	1,025	10,762
Diversified Financials—9.4%
Al Waha Capital PJSC	985	501
Central China Securities Co. Ltd., Class H	13,000	3,273
China Cinda Asset Management Co. Ltd., Class H	341,000	86,286
China Huarong Asset Management Co. Ltd., Class H1	494,000	90,910
Coronation Fund Managers Ltd.	495	1,885
Moscow Exchange MICEX-RTS PJSC	2,193	3,255
Power Finance Corp. Ltd.	20,296	21,307
Rural Electrification Corp. Ltd.	12,204	16,482
Total Diversified Financials		223,899
Energy—11.9%
Coal India Ltd.	20,078	73,745
Gulf International Services QSC[2]	939	4,770
Indian Oil Corp. Ltd.	53,806	113,825
Oil India Ltd.	3,174	9,613
Qatar Gas Transport Co. Ltd.	1,166	5,498
Tupras Turkiye Petrol Rafinerileri AS	3,342	74,658
Total Energy		282,109
Food & Staples Retailing—0.2%
Al Meera Consumer Goods Co. QSC	129	5,350
Food, Beverage & Tobacco—0.3%
British American Tobacco Malaysia Bhd	500	3,832
Philip Morris CR AS	5	3,357
Total Food, Beverage & Tobacco		7,189

	Shares	Value
Health Care Equipment & Services—0.1%
Qualicorp Consultoria e Corretora de Seguros SA	800	$3,301
Insurance—1.5%
MMI Holdings Ltd.[2]	29,541	36,239
Materials—16.4%
Alrosa PJSC	15,047	24,534
Fauji Fertilizer Co. Ltd.	7,022	5,521
Kumba Iron Ore Ltd.	1,069	24,246
MMC Norilsk Nickel PJSC	300	52,163
Novolipetsk Steel PJSC	21,233	57,674
Severstal PJSC	2,465	41,073
Shandong Chenming Paper Holdings Ltd., Class H	25,500	15,512
Sinopec Shanghai Petrochemical Co. Ltd., Class H	138,000	84,300
Vedanta Ltd.	26,611	85,277
Total Materials		390,300
Media & Entertainment—0.4%
Astro Malaysia Holdings Bhd	20,300	7,210
Smiles Fidelidade SA	100	1,152
Total Media & Entertainment		8,362
Real Estate—5.2%
Barwa Real Estate Co.	323	3,138
Concentradora Fibra Danhos SA de CV	909	1,474
DAMAC Properties Dubai Co. PJSC	23,196	12,883
Fibra Uno Administracion SA de CV	3,944	5,191
Fortress REIT Ltd., Class A	1,183	1,416
Growthpoint Properties Ltd.	2,736	4,491
Guangzhou R&F Properties Co. Ltd., Class H	33,600	61,748
KWG Group Holdings Ltd.[2]	6,000	5,490
Land & Houses PCL	20,100	7,147
Red Star Macalline Group Corp. Ltd., Class H1	10,000	9,598
Redefine Properties Ltd.	4,895	3,466
Resilient REIT Ltd.	277	1,138
SOHO China Ltd.	4,000	1,554
United Development Co. QSC	802	3,061
Vukile Property Fund Ltd.	612	872
Total Real Estate		122,667
Retailing—0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	10,000	6,799
Technology Hardware & Equipment—9.5%
AU Optronics Corp.	150,000	63,374
Inventec Corp.	111,000	99,610
Kingboard Laminates Holdings Ltd.	15,500	13,747
Lite-On Technology Corp.	36,000	45,276
Transcend Information, Inc.	2,000	4,585
Total Technology Hardware & Equipment		226,592
Telecommunication Services—8.2%
Magyar Telekom Telecommunications PLC	9,717	13,958
Mobile Telesystems PJSC	9,171	38,157
MTN Group Ltd.	9,394	58,138
Rostelecom PJSC	24,417	26,078
Sistema PJSFC	126,955	16,864
Telkom SA SOC Ltd.	5,178	18,903
Turkcell Iletisim Hizmetleri AS	11,526	22,141
Total Telecommunication Services		194,239
Transportation—1.9%
Aeroflot PJSC	24,645	40,094

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF

	Shares	Value
Transportation (Continued)
Air Arabia PJSC	23,853	$6,234
Total Transportation		46,328
Utilities—12.9%
AES Gener SA	59,800	17,223
CEZ AS	2,065	52,795
China Power International Development Ltd.	96,000	21,347
China Resources Power Holdings Co. Ltd.	34,000	60,136
Datang International Power Generation Co. Ltd., Class H	150,000	37,956
Engie Brasil Energia SA	1,300	11,550
Federal Grid Co. Unified Energy System PJSC	8,270,583	20,975
Manila Electric Co.	5,010	31,527
NHPC Ltd.	19,220	5,992
Transmissora Alianca de Energia Eletrica SA	300	1,502
Unipro PJSC	155,021	6,386
YTL Corp. Bhd	75,800	22,895
YTL Power International Bhd	58,900	15,371
Total Utilities		305,655
Total Common Stocks
(Cost $2,344,081)		2,256,154
PREFERRED STOCKS—4.4%
Banks—0.4%
Itausa - Investimentos Itau SA, 5.06%	3,600	9,105
Energy—1.0%
Bashneft PJSC,8.70%	866	24,851
Utilities—3.0%
Cia de Gas de Sao Paulo - COMGAS, Class A, 13.73%	700	8,631
Cia Paranaense de Energia, 4.31%	4,500	24,125
Cia de Transmissao de Energia Eletrica Paulista, 12.00%	300	4,391
Cia Energetica de Minas Gerais, 4.76%	18,900	33,886
Total Utilities		71,033
Total Preferred Stocks
(Cost $118,059)		104,989
Total Investments—99.4% (Cost $2,462,140)		2,361,143
Other Assets in Excess of Liabilities—0.6%		13,203
Net Assets—100.0%		$2,374,346

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $103,585 or 4.36% of the Fund’s net assets at period end.
2	Non-income producing security.

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
China	$559,341	23.6%
Russia	352,103	14.8
India	326,240	13.7
Taiwan	220,673	9.3
South Africa	208,158	8.8
Malaysia	152,419	6.4
Brazil	97,643	4.1
Turkey	96,800	4.1
United Arab Emirates	63,966	2.7
Czech Republic	59,229	2.5
Mexico	48,712	2.0
Qatar	44,474	1.9
Philippines	31,527	1.3
Pakistan	23,041	1.0
Chile	17,223	0.7
Egypt	13,979	0.6
Hungary	13,958	0.6
Hong Kong	13,747	0.6
Greece	10,762	0.4
Thailand	7,148	0.3
Total Investments	2,361,143	99.4
Other Assets in Excess of Liabilities	13,203	0.6
Net Assets	$2,374,346	100.0%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—2.7%
Bayerische Motoren Werke AG	712	$64,265
Nokian Renkaat OYJ	23	943
Xinyi Glass Holdings Ltd.	842	1,064
Total Automobiles & Components		66,272
Banks—17.8%
ABN AMRO Group NV1	430	11,712
Australia & New Zealand Banking Group Ltd.	783	15,965
Banco Bilbao Vizcaya Argentaria SA	4,486	28,606
Banco Santander SA	10,730	54,033
Bank of Montreal	173	14,259
Bank of Nova Scotia (The)	299	17,809
Bank of Queensland Ltd.	106	845
Bendigo & Adelaide Bank Ltd.	144	1,120
BNP Paribas SA	882	53,998
Canadian Imperial Bank of Commerce	119	11,142
Commonwealth Bank of Australia	367	18,962
Credit Agricole SA	3,675	52,870
Danske Bank A/S	382	10,037
DNB ASA	257	5,405
First International Bank of Israel Ltd.	25	564
ING Groep NV	2,627	34,125
KBC Group NV	119	8,860
Lloyds Banking Group PLC	38,306	29,607
Mediobanca Banca di Credito Finanziario SpA	208	2,079
National Bank of Canada	92	4,591
Skandinaviska Enskilda Banken AB, Class A	444	4,955
Societe Generale SA	928	39,849
Swedbank AB, Class A	177	4,385
Westpac Banking Corp.	822	16,612
Total Banks		442,390
Capital Goods—0.9%
Boskalis Westminster	55	1,732
Hopewell Holdings Ltd.	46	151
NWS Holdings Ltd.	2,000	3,957
Shikun & Binui Ltd.[2]	448	920
Singapore Technologies Engineering Ltd.	1,200	3,126
Skanska AB, Class B	567	11,129
Zardoya Otis SA	34	317
Total Capital Goods		21,332
Commercial & Professional Services—0.8%
Babcock International Group PLC	385	3,630
Randstad NV	267	14,259
Societe BIC SA	13	1,191
Total Commercial & Professional Services		19,080
Consumer Durables & Apparel—0.4%
Barratt Developments PLC	524	3,874
Bellway PLC	52	2,044
HUGO BOSS AG	22	1,695
Pandora A/S	35	2,186
Total Consumer Durables & Apparel		9,799
Consumer Services—0.1%
Crown Resorts Ltd.	141	1,396
SKYCITY Entertainment Group Ltd.	109	290
Total Consumer Services		1,686
Diversified Financials—2.1%
Aker ASA, Class A	38	3,425
AMP Ltd.	3,222	7,437
Ashmore Group PLC	25	119

	Shares	Value
Diversified Financials (Continued)
Guotai Junan International Holdings Ltd.	1,000	$175
IGM Financial, Inc.	56	1,538
Macquarie Group Ltd.	68	6,201
Perpetual Ltd.	1	31
Platinum Asset Management Ltd.	14	54
Samsung Card Co. Ltd.	69	2,289
Singapore Exchange Ltd.	104	561
Standard Life Aberdeen PLC	1,953	7,791
UBS Group AG2	1,496	23,739
Total Diversified Financials		53,360
Energy—20.8%
BP PLC	17,080	131,256
Delek Group Ltd.	8	1,351
Enagas SA	27	729
Eni SpA	2,643	49,983
Equinor ASA	1,558	43,909
Oil Refineries Ltd.	7,248	3,612
Paz Oil Co. Ltd.	14	2,196
Pembina Pipeline Corp.	85	2,886
Royal Dutch Shell PLC, Class A	3,737	128,483
SK Innovation Co. Ltd.	158	30,624
TechnipFMC PLC	262	8,247
TOTAL SA	1,589	103,060
TransCanada Corp.	149	6,024
Woodside Petroleum Ltd.	94	2,624
Total Energy		514,984
Food & Staples Retailing—1.6%
J Sainsbury PLC	5,303	22,254
Jeronimo Martins SGPS SA	796	11,728
Kesko OYJ, Class B	122	6,630
Total Food & Staples Retailing		40,612
Food, Beverage & Tobacco—2.0%
Anheuser-Busch InBev SA	358	31,278
Coca-Cola Amatil Ltd.	309	2,182
Tate & Lyle PLC	228	2,030
WH Group Ltd.[1]	18,500	13,027
Total Food, Beverage & Tobacco		48,517
Insurance—22.0%
Admiral Group PLC	27	732
Aegon NV	4,087	26,526
Ageas	155	8,337
Allianz SE	361	80,506
Assicurazioni Generali SpA	3,728	64,431
Aviva PLC	5,013	32,000
AXA SA	3,705	99,623
CNP Assurances	1,270	30,623
Gjensidige Forsikring ASA	120	2,022
Great-West Lifeco, Inc.	838	20,318
Harel Insurance Investments & Financial Services Ltd.	364	2,799
Helvetia Holding AG	10	6,122
Insurance Australia Group Ltd.	1,237	6,552
Legal & General Group PLC	5,745	19,643
Mapfre SA	5,128	16,094
Medibank Pvt Ltd.	1,306	2,750
NN Group NV	343	15,310
Poste Italiane SpA[1]	2,687	21,478
Power Corp. of Canada	994	21,578
Power Financial Corp.	941	21,541

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
Insurance (Continued)
Sampo OYJ, Class A	136	$7,045
Suncorp Group Ltd.	611	6,393
Talanx AG	628	23,881
UnipolSai Assicurazioni SpA	3,953	9,321
Total Insurance		545,625
Materials—5.5%
Adelaide Brighton Ltd.	118	528
Anglo American PLC	813	18,267
BASF SE	496	44,101
CSR Ltd.	311	848
Evonik Industries AG	277	9,926
Fortescue Metals Group Ltd.	1,387	3,934
Huabao International Holdings Ltd.	1,000	537
Polymetal International PLC	110	881
Rio Tinto Ltd.	439	25,017
Rio Tinto PLC	503	25,450
Shougang Fushan Resources Group Ltd.	1,086	242
UPM-Kymmene OYJ	186	7,302
Total Materials		137,033
Media & Entertainment—0.3%
Eutelsat Communications SA	40	946
Pearson PLC	276	3,203
SES SA	67	1,471
Shaw Communications, Inc., Class B	107	2,084
Singapore Press Holdings Ltd.	200	420
Total Media & Entertainment		8,124
Pharmaceuticals, Biotechnology & Life Sciences—0.6%
AstraZeneca PLC	177	13,764
Orion OYJ, Class B	18	682
Total Pharmaceuticals, Biotechnology & Life Sciences		14,446
Real Estate—1.1%
Amot Investments Ltd.	24	127
Ascendas Real Estate Investment Trust	200	386
British Land Co. PLC (The)	44	354
CapitaLand Commercial Trust	100	130
CapitaLand Mall Trust	100	162
Champion REIT	244	171
Covivio	8	834
Dexus	39	298
Frasers Property Ltd.	1,800	2,226
Gazit-Globe Ltd.	68	620
GPT Group (The)	73	275
Hammerson PLC	10	60
Hang Lung Properties Ltd.	406	794
Kerry Properties Ltd.	500	1,697
Kiwi Property Group Ltd.	233	215
Klepierre SA	25	887
Mirvac Group	475	828
New World Development Co. Ltd.	4,000	5,459
RioCan Real Estate Investment Trust	21	401
Scentre Group	448	1,287
Shopping Centres Australasia Property Group	38	66
Shui On Land Ltd.	10,500	2,442
Sino Land Co. Ltd.	836	1,434
Stockland	412	1,237
Suntec Real Estate Investment Trust	100	141
Swiss Prime Site AG2	9	771
Unibail-Rodamco-Westfield	6	1,207

	Shares	Value
Real Estate (Continued)
Vicinity Centres	289	$548
Wharf Holdings Ltd. (The)	1,000	2,722
Total Real Estate		27,779
Retailing—1.3%
Chow Tai Fook Jewellery Group Ltd.	5,000	5,144
Dixons Carphone PLC	3,855	8,529
Hennes & Mauritz AB, Class B	986	18,209
Total Retailing		31,882
Semiconductors & Semiconductor Equipment—0.0%[3]
Xinyi Solar Holdings Ltd.	1,688	520
Technology Hardware & Equipment—0.0%[3]
VTech Holdings Ltd.	100	1,155
Telecommunication Services—9.7%
BCE, Inc.	269	10,890
Bezeq The Israeli Telecommunication Corp. Ltd.	1,341	1,543
BT Group PLC	6,625	19,464
Deutsche Telekom AG	3,245	52,334
Elisa OYJ	29	1,231
Inmarsat PLC	110	717
M1 Ltd.	400	618
Orange SA	1,809	28,859
Proximus SADP	169	4,040
Singapore Telecommunications Ltd.	3,400	8,062
SK Telecom Co. Ltd.	40	10,169
Spark New Zealand Ltd.	545	1,463
StarHub Ltd.	800	1,095
Telecom Italia SpA -RSP	24,711	13,300
Telefonica SA	4,396	34,812
Telenor ASA	425	8,304
Telia Co. AB	1,210	5,554
TELUS Corp.	172	6,335
Vodafone Group PLC	15,143	32,484
Total Telecommunication Services		241,274
Transportation—1.4%
Air New Zealand Ltd.	1,059	2,169
Atlantia SpA	216	4,483
bpost SA	151	2,452
ComfortDelGro Corp. Ltd.	900	1,601
International Consolidated Airlines Group SA	1,836	15,807
Royal Mail PLC	1,363	8,480
SIA Engineering Co. Ltd.	200	432
Total Transportation		35,424
Utilities—8.4%
AGL Energy Ltd.	368	5,192
APA Group	143	1,033
AusNet Services	800	941
Canadian Utilities Ltd., Class A	86	2,113
EDP - Energias de Portugal SA	2,827	10,435
Endesa SA	624	13,488
Enel SpA	10,519	53,905
Fortum OYJ	142	3,561
Hydro One Ltd.[1]	186	2,826
Innogy SE1	654	29,238
Mercury NZ Ltd.	355	792
National Grid PLC	1,162	11,992
Naturgy Energy Group SA	612	16,712
Pennon Group PLC	101	939
Severn Trent PLC	48	1,157
SSE PLC	1,519	22,701

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Ultra Dividend Revenue ETF

	Shares	Value
Utilities (Continued)
Suez	816	$11,601
Terna Rete Elettrica Nazionale SpA	292	1,561
United Utilities Group PLC	134	1,230
Veolia Environnement SA	846	16,891
Total Utilities		208,308
Total Common Stocks
(Cost $2,505,083)		2,469,602

Money Market Fund—0.3%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $7,463)	7,463	7,463
Total Investments—99.8% (Cost $2,512,546)		2,477,065
Other Assets in Excess of Liabilities—0.2%		4,596
Net Assets—100.0%		$2,481,661

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,281 or 3.15% of the Fund’s net assets at period end.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
France	$442,438	17.8%
United Kingdom	404,107	16.3
Germany	305,945	12.3
Netherlands	232,148	9.4
Italy	220,541	8.9
Spain	164,791	6.6
Australia	156,607	6.3
Canada	146,337	5.9
Norway	63,064	2.6
Belgium	54,966	2.2
Sweden	44,231	1.8
South Korea	43,082	1.7
Hong Kong	37,312	1.5
Switzerland	30,635	1.2
Finland	27,394	1.1
Portugal	22,163	0.9
Singapore	18,962	0.8
South Africa	18,267	0.7
Israel	13,732	0.6
Denmark	12,224	0.5
United States	7,463	0.3
New Zealand	4,929	0.2
China	3,379	0.1
Luxembourg	1,471	0.1
Russia	881	0.0 [1]
Total Investments	2,477,069	99.8
Other Assets in Excess of Liabilities	4,592	0.2
Net Assets	$2,481,661	100.0%

1	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
COMMON STOCKS—97.3%
Automobiles & Components—4.4%
Astra International Tbk PT	49,701	$24,514
BAIC Motor Corp. Ltd., Class H1	10,999	8,813
Bajaj Auto Ltd.	169	6,265
Bosch Ltd.	14	3,850
Brilliance China Automotive Holdings Ltd.	653	1,057
BYD Co. Ltd., Class H	1,622	11,650
Cheng Shin Rubber Industry Co. Ltd.	5,075	7,978
Dongfeng Motor Group Co. Ltd., Class H	10,028	10,329
Eicher Motors Ltd.	7	2,335
Ford Otomotiv Sanayi AS	1,134	12,421
Fuyao Glass Industry Group Co. Ltd., Class H1	311	1,131
Geely Automobile Holdings Ltd.	11,839	23,603
Great Wall Motor Co. Ltd., Class H2	9,915	6,323
Guangzhou Automobile Group Co. Ltd., Class H	4,341	4,810
Hankook Tire Co. Ltd.	261	11,788
Hanon Systems	983	11,210
Hyundai Mobis Co. Ltd.	244	50,153
Hyundai Motor Co.	1,086	126,786
Kia Motors Corp.	2,734	86,512
Mahindra & Mahindra Ltd.	1,558	18,504
Maruti Suzuki India Ltd.	164	16,624
Motherson Sumi Systems Ltd.	3,091	10,950
Nexteer Automotive Group Ltd.	4,463	7,072
SAIC Motor Corp. Ltd., Class A	5,400	26,119
Tata Motors Ltd.[3]	16,543	51,051
Tofas Turk Otomobil Fabrikasi AS	4,171	14,845
UMW Holdings Bhd	3,555	4,312
Total Automobiles & Components		561,005
Banks—12.6%
Absa Group Ltd.	1,766	18,954
Abu Dhabi Commercial Bank PJSC	4,306	9,296
Agricultural Bank of China Ltd., Class A	49,800	28,155
Agricultural Bank of China Ltd., Class H	19,001	9,325
Alliance Bank Malaysia Bhd	5,838	5,897
Alpha Bank AE3	7,348	10,574
AMMB Holdings Bhd	901	899
Axis Bank Ltd.[3]	1,690	14,297
Banco Bradesco SA	6,989	45,064
Banco de Credito e Inversiones	166	11,197
Banco do Brasil SA	10,303	75,978
Banco Santander Brasil SA	4,130	36,930
Bancolombia SA	1,460	15,685
Bank Danamon Indonesia Tbk PT	13,383	6,466
Bank Handlowy w Warszawie SA	277	5,801
Bank Mandiri Persero Tbk PT	40,504	18,279
Bank of China Ltd., Class A	56,000	30,276
Bank of China Ltd., Class H	73,067	32,495
Bank of Communications Co. Ltd., Class H	69,833	52,387
Bank Rakyat Indonesia Persero Tbk PT	69,060	14,598
BNK Financial Group, Inc.	920	7,133
Capitec Bank Holdings Ltd.	119	8,613
China CITIC Bank Corp Ltd., Class H	38,259	24,496
China Construction Bank Corp., Class H	250,087	218,609
China Everbright Bank Co. Ltd., Class H	48,439	21,481
China Merchants Bank Co. Ltd., Class H	6,320	25,684
China Minsheng Banking Corp. Ltd., Class H	24,253	18,008

	Shares	Value
Banks (Continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	7,762	$4,246
CIMB Group Holdings Bhd	10,421	15,134
Commercial International Bank Egypt SAE	1,270	5,899
CTBC Financial Holding Co. Ltd.	44,000	33,144
DGB Financial Group, Inc.	633	5,792
Dubai Islamic Bank PJSC	5,296	7,772
First Abu Dhabi Bank PJSC	3,964	15,433
Grupo Financiero Banorte SAB de CV, Class O	2,617	18,935
Habib Bank Ltd.	2,600	3,169
Hana Financial Group, Inc.	598	24,017
Housing Development Finance Corp. Ltd.	678	16,410
ICICI Bank Ltd.	6,394	26,951
Indiabulls Housing Finance Ltd.	313	3,700
Industrial & Commercial Bank of China Ltd., Class A	30,500	25,577
Industrial & Commercial Bank of China Ltd., Class H	78,391	57,304
Industrial Bank of Korea	994	13,666
Itau CorpBanca	938,358	9,637
Kasikornbank PCL	4,948	33,048
KB Financial Group, Inc.	1,047	51,158
Krung Thai Bank PCL	20,223	12,632
LIC Housing Finance Ltd.	935	5,384
Malayan Banking Bhd	8,600	20,344
MCB Bank Ltd.	1,567	2,539
Metropolitan Bank & Trust Co.	5,165	6,405
Nedbank Group Ltd.	1,228	22,964
OTP Bank Nyrt	321	11,896
Piraeus Bank SA3	2,175	4,749
Postal Savings Bank of China Co. Ltd., Class H1	37,998	23,940
Public Bank Bhd	2,320	14,015
Qatar National Bank QPSC	595	28,920
RHB Bank Bhd	7,944	10,365
Santander Bank Polska SA	106	10,801
Sberbank of Russia PJSC[4]	6,950	88,126
Shinhan Financial Group Co. Ltd.	949	38,499
Siam Commercial Bank PCL (The)	3,505	16,149
State Bank of India[3]	16,687	61,117
Turkiye Is Bankasi AS, Class C	31,733	23,348
Turkiye Vakiflar Bankasi TAO, Class D	33,675	21,246
United Bank Ltd./Pakistan	2,517	3,121
VTB Bank PJSC	13,540	18,130
Woori Bank	1,482	22,579
Total Banks		1,604,838
Capital Goods—9.9%
AKR Corporindo Tbk PT	14,180	3,492
Alfa SAB de CV, Class A	21,095	27,222
Alliance Global Group, Inc.[3]	25,108	5,800
Ashok Leyland Ltd.	3,927	6,452
AviChina Industry & Technology Co. Ltd., Class H	6,932	4,571
Bharat Heavy Electricals Ltd.	7,707	7,283
Bidvest Group Ltd. (The)	780	10,197
China Communications Construction Co. Ltd., Class H	34,150	34,914
China International Marine Containers Group Co. Ltd., Class H	13,399	14,213

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Capital Goods (Continued)
China Railway Construction Corp. Ltd., Class A	17,300	$28,035
China Railway Construction Corp. Ltd., Class H	7,871	10,622
China Railway Group Ltd., Class H	36,155	35,855
China State Construction Engineering Corp. Ltd., Class A	31,220	24,910
China State Construction International Holdings Ltd.	10,532	11,131
CITIC Ltd.	67,302	100,288
CJ Corp.	366	44,544
CRRC Corp. Ltd., Class H	10,920	9,978
Daelim Industrial Co. Ltd.	250	18,616
Daewoo Engineering & Construction Co. Ltd.[3]	3,381	18,044
DMCI Holdings, Inc.	24,443	5,148
Doosan Bobcat, Inc.	215	7,831
Doosan Heavy Industries & Construction Co. Ltd.[3]	1,846	24,796
ElSewedy Electric Co.	3,570	3,552
Embraer SA	1,711	8,496
Far Eastern New Century Corp.	10,387	12,145
Fosun International Ltd.	11,747	20,717
GS Engineering & Construction Corp.	477	22,490
Haitian International Holdings Ltd.	1,209	2,692
Hanwha Corp.	2,214	65,467
HDC Holdings Co. Ltd.	125	2,581
HDC Hyundai Development Co-Engineering & Construction, Class E3	174	7,984
Hiwin Technologies Corp.	545	4,507
Hyosung Corp.	24	1,039
Hyosung Heavy Industries Corp.[3]	13	696
Hyundai Engineering & Construction Co. Ltd.	452	27,505
Hyundai Heavy Industries Co. Ltd.[3]	204	24,736
Hyundai Heavy Industries Holdings Co. Ltd.[3]	93	33,955
JG Summit Holdings, Inc.	10,144	10,129
KCC Corp.	24	7,335
KOC Holding AS	16,057	45,600
Larsen & Toubro Ltd.	1,377	24,164
LG Corp.	255	16,690
Lotte Corp.[3]	636	32,739
Metallurgical Corp. of China., Ltd., Class H	34,998	9,840
Posco Daewoo Corp.	2,185	41,267
Samsung C&T Corp.	482	56,271
Samsung Engineering Co. Ltd.[3]	589	10,248
Samsung Heavy Industries Co. Ltd.[3]	2,725	19,849
Shanghai Electric Group Co. Ltd., Class H	14,792	5,274
Shanghai Industrial Holdings Ltd.	2,296	5,088
Siemens Ltd.	307	4,003
Sime Darby Bhd	24,825	15,656
Sinopec Engineering Group Co. Ltd., Class H	4,000	4,570
Sinotruk Hong Kong Ltd.	9,999	21,774
SK Holdings Co. Ltd.	749	193,791
SM Investments Corp.	903	15,108
Teco Electric and Machinery Co. Ltd.	7,597	5,511
Waskita Karya Persero Tbk PT	48,296	5,510
Weichai Power Co. Ltd., Class H	8,654	10,728
Zhuzhou CRRC Times Electric Co. Ltd., Class H	493	2,816
Total Capital Goods		1,256,465

	Shares	Value
Commercial & Professional Services—0.1%
Country Garden Services Holdings Co. Ltd.[3]	1,196	$2,033
S-1 Corp.	100	8,240
Total Commercial & Professional Services		10,273
Consumer Durables & Apparel—1.4%
ANTA Sports Products Ltd.	964	4,626
Arcelik AS	6,479	14,938
CCC SA	59	3,521
Coway Co. Ltd.	65	5,086
Eclat Textile Co. Ltd.	209	2,587
Feng TAY Enterprise Co. Ltd.	410	2,525
Haier Electronics Group Co. Ltd.[3]	8,305	22,554
Hanssem Co. Ltd.	52	3,591
Hyosung Tnc Co. Ltd.[3]	6	1,006
LG Electronics, Inc.	1,266	81,033
LPP SA	2	4,680
Nien Made Enterprise Co. Ltd.	230	1,800
Pou Chen Corp.	15,390	16,256
Ruentex Industries Ltd.	404	803
Shenzhou International Group Holdings Ltd.	533	6,839
Skyworth Digital Holdings Ltd.	21,999	6,213
Titan Co. Ltd.	370	4,112
Total Consumer Durables & Apparel		182,170
Consumer Services—0.4%
Alsea SAB de CV	2,382	8,111
Genting Malaysia Bhd	7,356	8,870
Huazhu Group Ltd.[2,4]	100	3,230
Jollibee Foods Corp.	1,277	6,074
OPAP SA	875	9,187
Yum China Holdings, Inc.	407	14,290
Total Consumer Services		49,762
Diversified Financials—1.4%
Bajaj Finance Ltd.	171	5,114
Chailease Holding Co. Ltd.	1,787	6,262
China Cinda Asset Management Co. Ltd., Class H	70,217	17,768
China Everbright Ltd.	3,003	5,381
China Huarong Asset Management Co. Ltd., Class H1	96,765	17,807
China International Capital Corp. Ltd., Class H1	2,000	3,696
CITIC Securities Co. Ltd., Class H	4,862	8,649
Far East Horizon Ltd.	5,553	5,287
FirstRand Ltd.[2]	4,843	23,227
Fubon Financial Holding Co. Ltd.	6,980	11,842
GF Securities Co. Ltd., Class H	3,548	4,552
Grupo de Inversiones Suramericana SA	1,019	11,929
GT Capital Holdings, Inc.	641	9,728
Guotai Junan Securities Co. Ltd., Class H1	1,800	3,704
Haitong Securities Co. Ltd., Class H	5,883	5,353
Metro Pacific Investments Corp.	51,916	4,564
Reinet Investments SCA	1,119	20,805
Yuanta Financial Holding Co. Ltd.	17,622	9,292
Total Diversified Financials		174,960
Energy—17.4%
Adaro Energy Tbk PT	48,695	5,996
Banpu PCL	10,674	6,304
Bharat Petroleum Corp. Ltd.	10,795	55,717
China Coal Energy Co. Ltd., Class H	16,000	6,748
China Petroleum & Chemical Corp., Class A	41,700	43,151

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Energy (Continued)
China Petroleum & Chemical Corp., Class H	115,715	$115,938
China Shenhua Energy Co. Ltd., Class H	4,472	10,219
CNOOC Ltd.	27,174	53,828
Coal India Ltd.	4,139	15,202
Dialog Group Bhd	3,948	3,329
Ecopetrol SA	32,636	44,293
Empresas COPEC SA	2,305	35,512
Formosa Petrochemical Corp.	8,974	43,499
Gazprom PJSC[4]	43,926	219,630
Grupa Lotos SA	731	14,889
GS Holdings Corp.	451	22,403
Hindustan Petroleum Corp. Ltd.	13,982	48,500
Indian Oil Corp. Ltd.	44,929	95,046
IRPC PCL	68,227	14,346
Kunlun Energy Co. Ltd.	26,611	30,981
LUKOIL PJSC[4]	2,957	226,802
MOL Hungarian Oil & Gas PLC	2,794	30,100
Novatek PJSC	119	21,896
Oil & Natural Gas Corp. Ltd.	34,918	85,356
PetroChina Co. Ltd., Class A	35,700	47,579
PetroChina Co. Ltd., Class H	62,171	50,373
Petroleo Brasileiro SA	13,362	81,071
Petronas Dagangan Bhd	2,208	14,010
Polski Koncern Naftowy ORLEN SA	1,719	47,101
Polskie Gornictwo Naftowe i Gazownictwo SA3	12,125	21,282
PTT Exploration & Production PCL	1,927	9,236
PTT PCL	65,468	109,822
Reliance Industries Ltd.	5,611	97,370
Rosneft Oil Co. PJSC[3]	29,746	223,333
SK Innovation Co. Ltd.	401	77,724
S-Oil Corp.	282	34,829
Surgutneftegas OJSC[4]	8,620	35,687
Tatneft PJSC[4]	341	26,087
Thai Oil PCL	7,634	20,891
Tupras Turkiye Petrol Rafinerileri AS	895	19,994
Ultrapar Participacoes SA	3,945	36,876
United Tractors Tbk PT	3,996	8,849
Yanzhou Coal Mining Co. Ltd., Class H	3,365	3,900
Total Energy		2,215,699
Food & Staples Retailing—3.0%
Atacadao Distribuicao Comercio e Industria Ltda	6,327	23,464
Avenue Supermarts Ltd.[1,3]	219	4,217
Berli Jucker PCL	5,187	9,543
BGF retail Co. Ltd.	56	10,375
Bid Corp. Ltd.	933	19,444
BIM Birlesik Magazalar AS	889	12,039
Cencosud SA	9,249	21,928
Clicks Group Ltd.	377	4,662
CP ALL PCL	12,183	25,993
E-MART, Inc.	137	25,628
GS Retail Co. Ltd.	409	14,196
Magnit PJSC	2,355	33,453
Pick n Pay Stores Ltd.	2,356	11,451
President Chain Store Corp.	1,000	11,741
Raia Drogasil SA	396	7,182
Shoprite Holdings Ltd.	1,314	17,795
SPAR Group Ltd. (The)	1,100	14,313

	Shares	Value
Food & Staples Retailing (Continued)
Sun Art Retail Group Ltd.	19,736	$25,676
Wal-Mart de Mexico SAB de CV	17,698	53,976
X5 Retail Group NV	1,602	36,205
Total Food & Staples Retailing		383,281
Food, Beverage & Tobacco—3.7%
Ambev SA	4,798	22,034
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,779	9,752
Arca Continental SAB de CV	2,598	16,795
BRF SA3	3,118	17,153
Charoen Pokphand Foods PCL	32,022	25,002
Charoen Pokphand Indonesia Tbk PT	16,749	5,704
China Agri-Industries Holdings Ltd.	47,998	18,525
China Mengniu Dairy Co. Ltd.[3]	5,612	18,683
China Resources Beer Holdings Co. Ltd.	2,585	10,390
CJ CheilJedang Corp.	85	25,556
Coca-Cola Femsa SAB de CV, Series L	1,161	7,094
Coca-Cola Icecek AS	2,216	12,454
Dali Foods Group Co. Ltd.[1]	7,999	5,755
FGV Holdings Bhd	19,772	7,405
Fomento Economico Mexicano SAB de CV	2,696	26,699
Fraser & Neave Holdings Bhd	437	3,983
Gruma SAB de CV, Class B	797	10,197
Grupo Bimbo SAB de CV, Series A	11,543	24,636
Gudang Garam Tbk PT	676	3,359
Hanjaya Mandala Sampoerna Tbk PT	19,862	5,132
ITC Ltd.	2,291	9,410
JBS SA	33,073	77,681
KT&G Corp.	104	9,751
Kuala Lumpur Kepong Bhd	1,973	11,899
M Dias Branco SA	344	3,393
Ottogi Corp.	8	5,387
Pioneer Foods Group Ltd.	748	4,863
Tiger Brands Ltd.	292	5,468
Tingyi Cayman Islands Holding Corp.	8,644	15,885
Ulker Biskuvi Sanayi AS3	1,404	3,957
Uni-President China Holdings Ltd.	6,000	6,403
Uni-President Enterprises Corp.	9,607	25,077
United Spirits Ltd.[3]	359	2,547
Want Want China Holdings Ltd.	6,412	5,400
Total Food, Beverage & Tobacco		463,429
Health Care Equipment & Services—0.5%
Bangkok Dusit Medical Services PCL	8,246	6,502
Life Healthcare Group Holdings Ltd.	2,868	4,977
Netcare Ltd.	3,331	5,699
Odontoprev SA	27	87
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,778	11,944
Sinopharm Group Co. Ltd., Class H	6,714	32,862
Top Glove Corp. Bhd	1,200	3,091
Total Health Care Equipment & Services		65,162
Household & Personal Products—0.4%
Amorepacific Corp.	34	8,000
AMOREPACIFIC Group	101	8,495
Hengan International Group Co. Ltd.	783	7,225
Hindustan Unilever Ltd.	391	8,675
Kimberly-Clark de Mexico SAB de CV, Class A	3,080	5,485
LG Household & Health Care Ltd.	12	13,804
Total Household & Personal Products		51,684

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Insurance—3.8%
Bajaj Finserv Ltd.	56	$4,640
Cathay Financial Holding Co. Ltd.	7,395	12,715
China Life Insurance Co. Ltd., Class H	17,659	40,125
China Life Insurance Co. Ltd./Taiwan	14,840	14,921
China Pacific Insurance Group Co. Ltd., Class H	5,593	21,586
China Taiping Insurance Holdings Co. Ltd.	11,952	41,928
DB Insurance Co. Ltd.	344	22,577
Hanwha Life Insurance Co. Ltd.	7,338	34,995
Hyundai Marine & Fire Insurance Co. Ltd.	600	22,691
Orange Life Insurance Ltd.[1]	161	4,949
IRB Brasil Resseguros SA	200	3,328
Liberty Holdings Ltd.	961	7,659
New China Life Insurance Co. Ltd., Class H	2,449	11,752
People’s Insurance Co. Group of China Ltd. (The), Class H	55,858	25,128
PICC Property & Casualty Co. Ltd., Class H	18,532	21,883
Ping An Insurance Group Co. of China Ltd., Class H	7,537	76,575
Porto Seguro SA	275	4,083
Powszechny Zaklad Ubezpieczen SA	1,286	13,851
Qatar Insurance Co. SAQ	639	6,668
Samsung Fire & Marine Insurance Co. Ltd.	125	32,004
Samsung Life Insurance Co. Ltd.	320	28,069
Sanlam Ltd.	3,600	20,125
Sul America SA	647	4,212
Total Insurance		476,464
Materials—7.8%
Aluminum Corp. of China Ltd., Class H3	26,106	11,610
Ambuja Cements Ltd.	2,886	8,900
Anglo American Platinum Ltd.	445	14,528
AngloGold Ashanti Ltd.	1,377	11,910
Anhui Conch Cement Co. Ltd., Class H	966	5,833
Asia Cement Corp.	4,092	5,562
Asian Paints Ltd.	234	4,175
BBMG Corp., Class H	11,999	4,110
Cemex SAB de CV3	34,128	23,982
China National Building Material Co. Ltd., Class H	21,687	19,262
China Resources Cement Holdings Ltd.	7,999	9,313
China Steel Corp.	27,630	23,075
China Zhongwang Holdings Ltd.	9,199	4,502
Cia Siderurgica Nacional SA3	4,015	9,390
Empresas CMPC SA	3,523	14,180
Eregli Demir ve Celik Fabrikalari TAS	4,418	8,112
Fibria Celulose SA	401	7,583
Formosa Chemicals & Fibre Corp.	4,000	16,769
Formosa Plastics Corp.	3,000	11,496
Gold Fields Ltd.	2,307	5,548
Grasim Industries Ltd.	1,106	15,585
Grupa Azoty SA	470	4,029
Grupo Argos SA	603	3,310
Grupo Mexico SAB de CV, Series B	6,272	18,096
Hanwha Chemical Corp.	627	10,909
Hindalco Industries Ltd.	8,463	26,811
Hyosung Advanced Materials Corp.[3]	7	893
Hyosung Chemical Corp.[3]	4	552
Hyundai Steel Co.	642	32,700

	Shares	Value
Materials (Continued)
Indorama Ventures PCL	9,926	$18,109
Industrias Penoles SAB de CV	719	12,395
Jastrzebska Spolka Weglowa SA3	241	4,328
Jiangxi Copper Co. Ltd., Class H	21,936	25,595
JSW Steel Ltd.	3,631	19,117
Korea Zinc Co. Ltd.	30	11,792
Kumba Iron Ore Ltd.	324	7,348
Kumho Petrochemical Co. Ltd.	94	8,347
LG Chem Ltd.	109	35,916
Lotte Chemical Corp.	74	18,546
Mexichem SAB de CV	1,851	6,371
MMC Norilsk Nickel PJSC[4]	1,234	21,348
MMG Ltd.[3]	9,738	5,040
Mondi Ltd.	247	6,781
Nan Ya Plastics Corp.	7,000	19,441
Nine Dragons Paper Holdings Ltd.	8,514	9,205
Novolipetsk Steel PJSC	885	23,851
OCI Co. Ltd.	45	4,462
Petkim Petrokimya Holding AS	5,120	4,560
Petronas Chemicals Group Bhd	3,885	8,787
PhosAgro PJSC	751	10,198
POSCO	346	91,861
PT Indah Kiat Pulp & Paper Corp. Tbk	4,796	5,584
PTT Global Chemical PCL	9,200	23,114
Sappi Ltd.	1,737	10,894
Sasol Ltd.[2]	707	27,355
Semen Indonesia Persero Tbk PT	11,447	7,624
Severstal PJSC	1,470	24,475
Shree Cement Ltd.	21	4,894
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,771	5,358
Southern Copper Corp.[2]	457	19,715
Suzano Papel e Celulose SA	504	6,068
Taiwan Cement Corp.	6,822	9,183
Tata Steel Ltd.	3,702	29,684
UltraTech Cement Ltd.	154	8,625
UPL Ltd.	507	4,646
Vale SA	3,799	56,906
Vedanta Ltd.	8,211	26,313
Zijin Mining Group Co. Ltd., Class H	19,716	7,584
Total Materials		984,145
Media & Entertainment—1.2%
58.Com, Inc.[3,4]	37	2,723
Astro Malaysia Holdings Bhd	10,506	3,732
Baidu, Inc.[3,4]	81	18,523
Cheil Worldwide, Inc.	570	11,125
Cyfrowy Polsat SA3	1,408	8,495
Grupo Televisa SAB, Series CPO	2,431	8,651
Kakao Corp.	46	4,935
NAVER Corp.	16	10,328
NetEase Inc.[4]	65	14,836
SINA Corp.[3]	30	2,084
Tencent Holdings Ltd.	1,512	62,452
Total Media & Entertainment		147,884
Pharmaceuticals, Biotechnology & Life Sciences—0.8%
3SBio, Inc.[1]	1,032	1,736
Aspen Pharmacare Holdings Ltd.	458	5,482

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Aurobindo Pharma Ltd.	581	$5,967
China Resources Pharmaceutical Group Ltd.[1]	24,999	39,679
China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	2,719
Cipla Ltd./India	604	5,450
CSPC Pharmaceutical Group Ltd.	2,095	4,450
Dr Reddy's Laboratories Ltd.	141	4,922
Hypera SA	550	3,928
Kalbe Farma Tbk PT	74,164	6,868
Lupin Ltd.	552	6,861
Sino Biopharmaceutical Ltd.	4,118	3,842
Sun Pharmaceutical Industries Ltd.	631	5,425
Total Pharmaceuticals, Biotechnology & Life Sciences		97,329
Real Estate—2.8%
Agile Group Holdings Ltd.	7,651	10,814
Ayala Land, Inc.	12,178	9,027
China Evergrande Group	21,321	59,809
China Jinmao Holdings Group Ltd.	20,903	9,510
China Overseas Land & Investment Ltd.	12,159	38,070
China Resources Land Ltd.	6,968	24,399
China Vanke Co. Ltd., Class H	3,692	12,220
Country Garden Holdings Co. Ltd.	38,112	48,073
DAMAC Properties Dubai Co. PJSC	7,248	4,025
Emaar Development PJSC[3]	4,222	6,023
Emaar Properties PJSC	7,584	10,221
Future Land Development Holdings Ltd.	14,000	9,071
Greentown China Holdings Ltd.	8,499	7,940
Guangzhou R&F Properties Co. Ltd., Class H	2,407	4,423
Kaisa Group Holdings Ltd.[3]	18,000	5,774
KWG Group Holding Ltd.[3]	2,500	2,288
Land & Houses PCL	23,394	8,319
Logan Property Holdings Co. Ltd.	6,000	6,778
Longfor Group Holdings Ltd	7,143	18,440
Robinsons Land Corp.	10,280	3,862
Shimao Property Holdings Ltd.	7,113	17,744
Shui On Land Ltd.	20,999	4,884
Sino-Ocean Group Holding Ltd.	19,923	8,784
Sunac China Holdings Ltd.	5,542	17,069
Yuexiu Property Co. Ltd.	35,998	6,441
Yuzhou Properties Co. Ltd.	9,999	4,064
Total Real Estate		358,072
Retailing—2.9%
Alibaba Group Holding Ltd.[2,3,4]	340	56,018
Ctrip.Com International Ltd.[3,4]	183	6,802
FF Group[3,5]	235	546
GOME Retail Holdings Ltd.[2,3]	194,929	19,929
Hotai Motor Co. Ltd.	2,000	17,129
Hotel Shilla Co. Ltd.	73	7,141
Hyundai Department Store Co. Ltd.	42	3,764
Imperial Holdings Ltd.	1,209	14,951
JD.com, Inc.[2,3,4]	2,729	71,200
Lojas Renner SA	702	5,449
Lotte Shopping Co. Ltd.	147	27,763
Magazine Luiza SA	200	6,134
Matahari Department Store Tbk PT	3,821	1,776
Petrobras Distribuidora SA	8,400	41,016

	Shares	Value
Retailing (Continued)
S.A.C.I. Falabella	3,385	$27,476
Shinsegae, Inc.	18	5,882
Vipshop Holdings Ltd.[3,4]	2,505	15,631
Woolworths Holdings Ltd.	3,122	10,943
Zhongsheng Group Holdings Ltd.	9,999	24,356
Total Retailing		363,906
Semiconductors & Semiconductor Equipment—1.3%
ASE Technology Holding Co. Ltd.[3]	7,490	18,275
GCL-Poly Energy Holdings Ltd.[3]	50,421	3,544
Globalwafers Co. Ltd.	320	3,527
MediaTek, Inc.	1,830	14,774
Nanya Technology Corp.	1,240	2,359
Semiconductor Manufacturing International Corp.[3]	4,872	5,255
SK Hynix, Inc.	745	49,096
Taiwan Semiconductor Manufacturing Co. Ltd.	7,015	60,310
United Microelectronics Corp.	20,000	10,579
Total Semiconductors & Semiconductor Equipment		167,719
Software & Services—0.9%
Cielo SA	1,542	4,730
HCL Technologies Ltd.	693	10,399
Infosys Ltd.	1,684	16,960
Kingsoft Corp. Ltd.	810	1,544
Samsung SDS Co. Ltd.	82	17,076
Tata Consultancy Services Ltd.	1,103	33,227
Tech Mahindra Ltd.	1,012	10,408
Wipro Ltd.	3,373	15,076
Total Software & Services		109,420
Technology Hardware & Equipment—10.0%
AAC Technologies Holdings, Inc.	338	3,512
Acer, Inc.[3]	18,268	15,107
Asustek Computer, Inc.	2,391	20,673
AU Optronics Corp.	34,046	14,384
BYD Electronic International Co. Ltd.	9,784	14,404
Catcher Technology Co. Ltd.	610	6,713
Compal Electronics, Inc.	85,280	52,928
Delta Electronics, Inc.	4,000	17,162
Foxconn Technology Co. Ltd.	4,500	10,980
General Interface Solution Holding Ltd.	1,000	4,225
Hon Hai Precision Industry Co. Ltd.	99,969	259,311
HTC Corp.[3]	2,680	3,564
Innolux Corp.	53,430	18,549
Inventec Corp.	32,177	28,875
Kingboard Holdings Ltd.	2,427	7,925
Kingboard Laminates Holdings Ltd.	3,000	2,661
Largan Precision Co. Ltd.	25	2,976
Legend Holdings Corp., Class H1	4,600	14,109
Lenovo Group Ltd.	119,966	87,695
LG Display Co. Ltd.	1,952	33,611
LG Innotek Co. Ltd.	100	11,765
Lite-On Technology Corp.	11,695	14,708
Micro-Star International Co. Ltd.	1,320	3,567
Pegatron Corp.	34,055	68,148
Quanta Computer, Inc.	31,510	54,902
Samsung Electro-Mechanics Co. Ltd.	110	13,784
Samsung Electronics Co. Ltd.	8,741	366,031
Samsung SDI Co. Ltd.	65	15,148

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Sunny Optical Technology Group Co. Ltd.	373	$4,304
Synnex Technology International Corp.	15,000	19,135
Wistron Corp.	71,720	46,744
WPG Holdings Ltd.	24,680	30,635
Zhen Ding Technology Holding Ltd.	1,101	2,459
ZTE Corp., Class H3	2,134	3,911
Total Technology Hardware & Equipment		1,274,605
Telecommunication Services—5.2%
Advanced Info Service PCL	2,263	14,065
America Movil SAB de CV, Series L	70,612	56,794
Axiata Group Bhd	10,365	11,421
Bharti Airtel Ltd.	4,068	18,999
China Communications Services Corp. Ltd., Class H	12,665	11,670
China Mobile Ltd.	18,984	187,174
China Telecom Corp. Ltd., Class H	36,686	18,238
China Unicom Hong Kong Ltd.	57,562	67,825
Chunghwa Telecom Co. Ltd.	5,000	18,013
Emirates Telecommunications Group Co. PJSC	4,245	19,300
Empresa Nacional de Telecomunicaciones SA	748	6,341
Globe Telecom, Inc.	187	7,614
Hellenic Telecommunications Organization SA	1,480	18,170
KT Corp.[4]	1,948	28,928
Mobile TeleSystems PJSC[4]	1,576	13,443
MTN Group Ltd.	2,586	16,004
Ooredoo Q.P.S.C.	686	12,996
Orange Polska SA3	5,329	6,419
PLDT, Inc.	254	6,346
SK Telecom Co. Ltd.	115	29,236
Taiwan Mobile Co. Ltd.	3,000	10,759
Telekom Malaysia Bhd	6,799	5,290
Telekomunikasi Indonesia Persero Tbk PT	80,573	19,682
Telkom SA SOC Ltd.	1,937	7,071
TIM Participacoes SA	2,629	7,722
True Corp. PCL	45,741	8,557
Turkcell Iletisim Hizmetleri AS	7,431	14,275
Vodacom Group Ltd.	1,339	11,916
Vodafone Idea Ltd[3]	13,077	6,954
XL Axiata Tbk PT3	8,368	1,550
Total Telecommunication Services		662,772
Transportation—1.8%
Adani Ports & Special Economic Zone Ltd.	1,083	4,914
Air China Ltd., Class H	14,264	13,781
AirAsia Group Bhd	6,173	4,714
BTS Group Holdings PCL	35,522	10,215
China Airlines Ltd.	29,384	8,902
China Eastern Airlines Corp. Ltd., Class H	11,999	7,698
China Southern Airlines Co. Ltd., Class H	17,617	11,280
CJ Logistics Corp.[3]	120	17,093
COSCO SHIPPING Holdings Co. Ltd., Class H3	20,500	8,515
DP World Ltd.	419	8,003
Eva Airways Corp.	22,050	10,724
Evergreen Marine Corp. Taiwan Ltd.	21,722	9,106
Hyundai Glovis Co. Ltd.	210	24,611
InterGlobe Aviation Ltd.[1]	390	4,444
Jasa Marga Persero Tbk PT	29,274	8,781
Korean Air Lines Co. Ltd.	693	17,555

	Shares	Value
Transportation (Continued)
Latam Airlines Group SA	2,047	$19,415
MISC Bhd	4,122	6,036
Pan Ocean Co. Ltd.[3]	1,075	5,078
Shenzhen International Holdings Ltd.	2,000	4,130
Sinotrans Ltd., Class H	14,000	5,707
TAV Havalimanlari Holding AS	958	4,988
Turk Hava Yollari AO3	5,219	16,585
Total Transportation		232,275
Utilities—3.6%
Beijing Enterprises Holdings Ltd.	2,512	14,093
Centrais Eletricas Brasileiras SA3	4,180	16,234
CEZ AS	756	19,329
China Gas Holdings Ltd.	4,457	12,616
China Power International Development Ltd.	23,999	5,337
China Resources Gas Group Ltd.	2,822	11,487
China Resources Power Holdings Co. Ltd.	9,340	16,520
Cia de Saneamento Basico do Estado de Sao Paulo	1,207	7,130
Cia Energetica de Minas Gerais	4,290	7,036
Colbun SA	26,772	5,764
CPFL Energia SA	57	341
Datang International Power Generation Co. Ltd., Class H	27,999	7,085
EDP - Energias do Brasil SA	2,469	7,907
Enel Americas SA	104,561	16,061
Enel Chile SA	118,970	11,948
Engie Brasil Energia SA	553	4,913
ENN Energy Holdings Ltd.	1,350	11,732
Equatorial Energia SA	391	5,626
GAIL India Ltd.	2,006	10,488
Huadian Power International Corp. Ltd., Class H	11,999	4,692
Huaneng Power International, Inc., Class H	21,436	14,108
Infraestructura Energetica Nova SAB de CV	950	4,724
Interconexion Electrica SA ESP	1,228	5,533
Korea Electric Power Corp.	3,306	87,475
Korea Gas Corp.[3]	768	42,026
Manila Electric Co.	1,714	10,786
NTPC Ltd.	9,805	22,568
Perusahaan Gas Negara Persero Tbk PT	46,880	7,078
PGE Polska Grupa Energetyczna SA3	5,313	13,722
Power Grid Corp. of India Ltd.	2,732	7,100
Qatar Electricity & Water Co. QSC	126	6,626
RusHydro PJSC[4]	15,216	13,618
Tata Power Co. Ltd. (The)	7,943	7,215
Tenaga Nasional Bhd	6,530	24,394
Total Utilities		463,312
Total Common Stocks
(Cost $12,728,253)		12,356,631
PREFERRED STOCKS—2.4%
Automobiles & Components—0.2%
Hyundai Motor Co.-2nd Preferred, 5.50%	230	17,562
Hyundai Motor Co., 5.92%	86	6,071
Total Automobiles & Components		23,633
Banks—0.8%
Banco Bradesco SA, 3.62%	8,225	59,048
Itau Unibanco Holding SA, 6.87%	4,203	46,444
Total Banks		105,492
Energy—0.6%
Petroleo Brasileiro SA, 0.39%	13,516	71,378

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

	Shares	Value
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao, 1.80%	681	$14,923
Materials—0.2%
Gerdau SA, 1.80%	3,231	13,907
LG Chem Ltd., 3.29%	25	4,598
Braskem SA, Class A, 6.09%	756	11,063
Total Materials		29,568
Retailing—0.0%[6]
Lojas Americanas SA, 0.44%	1,413	5,615
Technology Hardware & Equipment—0.4%
Samsung Electronics Co. Ltd., 3.20%	1,473	50,262
Telecommunication Services—0.1%
Telefonica Brasil SA, 11.18%	1,213	11,907
Total Preferred Stocks
(Cost $313,006)		312,778

WARRANT—0.0%[6]
Transportation—0.0%[6]
BTS Group Holdings PCL, expiring 12/31/19[3] (Cost $0)	3,946	21

Investment of Cash Collateral for Securities Loaned—0.4%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $48,991)	48,991	48,991
Total Investments—100.1% (Cost $13,090,250)		12,718,421
Liabilities in Excess of Other Assets—(0.1)%		(16,573)
Net Assets—100.0%		$12,701,848

PCL	-	Public Company Limited
PLC	-	Public Limited Company

1	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $133,980 or 1.05% of the Fund’s net assets at period end.
2	All or a portion of the security was on loan. The aggregate value of the securities on loan was $214,006; total value of the collateral held by the Fund was $220,646. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $171,655.
3	Non-income producing security.
4	American Depositary Receipt.
5	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
6	Less than 0.05%
7	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Emerging Markets Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
China	$3,186,173	25.1%
South Korea	2,752,075	21.7
Taiwan	1,188,336	9.4
India	1,061,375	8.4
Russia	1,036,283	8.2
Brazil	801,751	6.3
Thailand	371,866	2.9
South Africa	344,361	2.7
Mexico	330,162	2.6
Turkey	239,111	1.9
Malaysia	203,582	1.6
Chile	179,457	1.4
Indonesia	160,845	1.3
Poland	158,920	1.2
United States	126,672	1.0
Philippines	100,593	0.8
Hong Kong	90,692	0.7
Colombia	80,750	0.6
United Arab Emirates	80,073	0.6
Qatar	55,210	0.4
Greece	43,227	0.3
Hungary	41,996	0.3
Luxembourg	20,805	0.2
Peru	19,715	0.2
Czech Republic	19,329	0.1
Egypt	9,451	0.1
Pakistan	8,830	0.1
United Kingdom	6,781	0.0 [1]
Total Investments	12,718,421	100.1
Liabilities in Excess of Other Assets	(16,573)	(0.1)
Net Assets	$12,701,848	100.0%

1	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer International Revenue ETF

	Shares	Value
COMMON STOCKS—98.5%
Automobiles & Components—11.3%
Aisin Seiki Co. Ltd.	800	$38,949
Bayerische Motoren Werke AG	934	84,303
Bridgestone Corp.	800	30,236
Cie Generale des Etablissements Michelin	182	21,763
Continental AG	219	38,142
Daimler AG	2,489	157,124
Denso Corp.	900	47,534
Fiat Chrysler Automobiles NV1	6,473	113,858
Honda Motor Co. Ltd.	3,900	118,080
Isuzu Motors Ltd.	1,300	20,498
Koito Manufacturing Co. Ltd.	100	6,568
Mazda Motor Corp.	2,100	25,218
Minth Group Ltd.	896	3,699
Mitsubishi Motors Corp.	2,200	15,534
Nissan Motor Co. Ltd.	9,800	91,758
NOK Corp.	400	6,871
Peugeot SA	2,278	61,464
Pirelli & C SpA[1,2]	725	6,087
Renault SA	675	58,409
Stanley Electric Co. Ltd.	300	10,261
Subaru Corp.	900	27,574
Sumitomo Electric Industries Ltd.	1,600	25,102
Sumitomo Rubber Industries Ltd.	500	7,505
Suzuki Motor Corp.	500	28,648
Toyoda Gosei Co. Ltd.	300	7,409
Toyota Industries Corp.	300	17,749
Toyota Motor Corp.	4,054	253,230
Valeo SA	417	18,114
Volkswagen AG	785	136,858
Yamaha Motor Co. Ltd.	600	16,824
Yokohama Rubber Co. Ltd. (The)	400	8,624
Total Automobiles & Components		1,503,993
Banks—7.9%
ABN AMRO Group NV2	648	17,650
AIB Group PLC	1,209	6,193
Aozora Bank Ltd.	100	3,574
Banco Bilbao Vizcaya Argentaria SA	6,555	41,799
Banco Santander SA	14,584	73,440
Bank Hapoalim B.M.	772	5,656
Bankinter SA	515	4,745
BNP Paribas SA	1,577	96,548
BOC Hong Kong Holdings Ltd.	3,121	14,837
CaixaBank SA	2,751	12,583
Commerzbank AG1	1,574	16,408
Commonwealth Bank of Australia	564	29,141
Credit Agricole SA	5,253	75,571
Danske Bank A/S	543	14,268
DBS Group Holdings Ltd.	630	12,030
DNB ASA	437	9,190
Erste Group Bank AG1	260	10,805
Fukuoka Financial Group, Inc.	200	5,502
HSBC Holdings PLC	7,565	66,077
ING Groep NV	3,803	49,402
Intesa Sanpaolo SpA	9,235	23,609
Japan Post Bank Co. Ltd.	1,400	16,553
KBC Group NV	218	16,231
Lloyds Banking Group PLC	58,100	44,906

	Shares	Value
Banks (Continued)
Mebuki Financial Group, Inc.	1,300	$4,498
Mitsubishi UFJ Financial Group, Inc.	7,800	48,695
Mizrahi Tefahot Bank Ltd.	207	3,627
Mizuho Financial Group, Inc.	15,500	27,047
National Australia Bank Ltd.	1,177	23,684
Nordea Bank AB	1,500	16,337
Oversea-Chinese Banking Corp. Ltd.	3,229	27,035
Resona Holdings, Inc.	1,300	7,305
Royal Bank of Scotland Group PLC	6,057	19,747
Societe Generale SA	1,511	64,883
Standard Chartered PLC	2,469	20,490
Sumitomo Mitsui Financial Group, Inc.	1,100	44,413
Sumitomo Mitsui Trust Holdings, Inc.	300	12,350
UniCredit SpA	1,769	26,637
United Overseas Bank Ltd.	588	11,654
Westpac Banking Corp.	1,243	25,119
Total Banks		1,050,239
Capital Goods—12.4%
ABB Ltd.	1,324	31,433
ACS Actividades de Construccion y Servicios SA	896	38,173
AGC, Inc.	400	16,604
Airbus SE	520	65,339
ANDRITZ AG	176	10,272
Assa Abloy AB, Class B	561	11,270
Atlas Copco AB, Class A	525	15,124
BAE Systems PLC	2,787	22,889
Bouygues SA	780	33,729
Brenntag AG	257	15,869
Bunzl PLC	452	14,223
Cie de Saint-Gobain	1,019	43,964
CIMIC Group Ltd.	361	13,415
CK Hutchison Holdings Ltd.	2,748	31,677
Daikin Industries Ltd.	200	26,632
DCC PLC	214	19,437
Eiffage SA	150	16,753
Elbit Systems Ltd.	39	4,947
Epiroc AB, Class A1	599	6,688
Ferguson PLC	273	23,194
Ferrovial SA	590	12,246
Fuji Electric Co. Ltd.	200	8,012
Geberit AG	14	6,524
Hino Motors Ltd.	1,400	15,333
Hitachi Construction Machinery Co. Ltd.	300	10,037
HOCHTIEF AG	148	24,548
IHI Corp.	400	15,160
ITOCHU Corp.	2,494	45,671
Jardine Matheson Holdings Ltd.	1,016	63,754
Jardine Strategic Holdings Ltd.	850	30,855
JGC Corp.	400	9,177
JTEKT Corp.	1,000	14,641
Kawasaki Heavy Industries Ltd.	500	14,108
Keihan Holdings Co. Ltd.	200	7,642
Komatsu Ltd.	800	24,341
Kone OYJ, Class B	197	10,530
Kubota Corp.	1,000	17,000
Kurita Water Industries Ltd.	200	5,828
Legrand SA	149	10,865

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Capital Goods (Continued)
Leonardo SpA	1,090	$13,141
LIXIL Group Corp.	800	15,410
Marubeni Corp.	7,085	64,871
Melrose Industries PLC	2,528	6,590
MINEBEA MITSUMI, Inc.	500	9,068
Mitsubishi Corp.	2,100	64,728
Mitsubishi Electric Corp.	2,600	35,629
Mitsubishi Heavy Industries Ltd.	900	34,761
Mitsui & Co. Ltd.	2,325	41,358
NGK Insulators Ltd.[3]	400	6,599
Nidec Corp.	88	12,663
NSK Ltd.	900	10,317
Obayashi Corp.	1,600	15,157
OSRAM Licht AG	105	4,178
Prysmian SpA	466	10,858
Rexel SA	942	14,153
Rolls-Royce Holdings PLC[1]	1,381	17,782
Safran SA	157	22,010
Schindler Holding AG	61	14,788
Schneider Electric SE	345	27,770
Seibu Holdings, Inc.	400	7,195
Shimizu Corp.	1,400	12,782
Siemens AG	681	87,277
Siemens Gamesa Renewable Energy SA1	623	7,887
Skanska AB, Class B	980	19,235
Sumitomo Corp.	2,183	36,411
Sumitomo Heavy Industries Ltd.	300	10,710
Taisei Corp.	240	10,945
Thales SA	150	21,316
Toshiba Corp.[1]	954	27,591
TOTO Ltd.	200	8,302
Toyota Tsusho Corp.	1,600	60,431
Travis Perkins PLC	521	7,239
Vestas Wind Systems A/S	164	11,096
Vinci SA	472	44,966
Volvo AB, Class B	1,736	30,667
Total Capital Goods		1,653,785
Commercial & Professional Services—1.2%
Adecco Group AG	431	22,741
Brambles Ltd.	1,122	8,849
Experian PLC	345	8,865
G4S PLC	3,240	10,225
ISS A/S	331	11,652
Randstad NV	424	22,644
Recruit Holdings Co. Ltd.	700	23,369
RELX PLC	383	8,071
Securitas AB, Class B	734	12,772
SGS SA	4	10,582
Toppan Printing Co. Ltd.	1,000	16,067
Wolters Kluwer NV	166	10,350
Total Commercial & Professional Services		166,187
Consumer Durables & Apparel—2.9%
adidas AG	93	22,781
Asics Corp.	300	4,474
Cie Financiere Richemont SA	142	11,630
Electrolux AB, Series B	591	13,025
Hermes International	12	7,953
Iida Group Holdings Co. Ltd.	600	10,676

	Shares	Value
Consumer Durables & Apparel (Continued)
Kering	32	$17,161
Li & Fung Ltd.	31,437	7,031
Luxottica Group SpA	199	13,526
LVMH Moet Hennessy Louis Vuitton SE	131	46,347
Moncler SpA	117	5,042
Nikon Corp.	500	9,398
Panasonic Corp.	5,300	61,756
Puma SE	10	4,936
SEB SA	46	7,833
Sega Sammy Holdings, Inc.	300	4,424
Sekisui Chemical Co. Ltd.	800	14,763
Sekisui House Ltd.	1,100	16,778
Sharp Corp.[3]	700	14,230
Sony Corp.	1,169	71,693
Swatch Group AG (The)	18	7,192
Techtronic Industries Co. Ltd.	1,440	9,201
Yue Yuen Industrial Holdings Ltd.	3,172	8,817
Total Consumer Durables & Apparel		390,667
Consumer Services—0.9%
Benesse Holdings, Inc.	200	5,696
Compass Group PLC	1,516	33,727
Galaxy Entertainment Group Ltd.	1,224	7,767
Genting Singapore Ltd.	4,918	3,815
GVC Holdings PLC	356	4,264
McDonald's Holdings Co. Japan Ltd.	215	9,445
Melco Resorts & Entertainment Ltd.[4]	268	5,668
MGM China Holdings Ltd.	1,527	2,420
Sands China Ltd.	2,319	10,506
Shangri-La Asia Ltd.	2,313	3,441
SJM Holdings Ltd.	5,031	4,655
TUI AG	1,171	22,493
Wynn Macau Ltd.	2,054	4,725
Total Consumer Services		118,622
Diversified Financials—3.1%
Credit Saison Co. Ltd.	295	4,812
Credit Suisse Group AG1	2,056	31,046
Deutsche Bank AG	3,677	41,974
EXOR NV	2,278	152,986
Groupe Bruxelles Lambert SA	122	12,796
Hong Kong Exchanges & Clearing Ltd.	259	7,414
Japan Exchange Group, Inc.	300	5,229
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,600	9,424
Nomura Holdings, Inc.	4,000	19,112
ORIX Corp.	1,600	25,947
Pargesa Holding SA	133	10,736
SBI Holdings, Inc.	200	6,216
Standard Life Aberdeen PLC	4,924	19,642
Tokyo Century Corp.	200	12,431
UBS Group AG1	2,377	37,719
Wendel SA	98	14,593
Total Diversified Financials		412,077
Energy—7.8%
Aker BP ASA	176	7,465
BP PLC	28,775	221,129
Caltex Australia Ltd.	695	15,036
Eni SpA	3,614	68,346
Equinor ASA	1,995	56,224
Galp Energia SGPS SA	698	13,855
Idemitsu Kosan Co. Ltd.	623	32,964

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Energy (Continued)
Inpex Corp.	896	$11,178
John Wood Group PLC	1,095	11,018
JXTG Holdings, Inc.	11,495	86,861
Neste OYJ	180	14,886
OMV AG	400	22,482
Repsol SA	2,204	43,942
Royal Dutch Shell PLC, Class A	4,361	149,937
Royal Dutch Shell PLC, Class B	3,606	126,448
Showa Shell Sekiyu KK	800	16,953
Tenaris SA	283	4,743
TOTAL SA	2,076	134,646
Total Energy		1,038,113
Food & Staples Retailing—4.6%
Aeon Co. Ltd.	3,258	78,521
Carrefour SA	4,598	88,119
Casino Guichard Perrachon SA3	1,068	44,930
FamilyMart UNY Holdings Co. Ltd.	100	10,415
ICA Gruppen AB3	414	13,128
J Sainsbury PLC	6,933	29,094
Jeronimo Martins SGPS SA	1,075	15,839
Koninklijke Ahold Delhaize NV	2,590	59,414
METRO AG	2,712	42,525
Seven & i Holdings Co. Ltd.	1,200	53,458
Tesco PLC	22,424	70,122
Wesfarmers Ltd.	1,222	44,076
Wm Morrison Supermarkets PLC	6,719	22,728
Woolworths Group Ltd.	1,848	37,546
Total Food & Staples Retailing		609,915
Food, Beverage & Tobacco—3.8%
a2 Milk Co. Ltd.[1]	248	1,851
Ajinomoto Co., Inc.	600	10,303
Anheuser-Busch InBev SA	379	33,112
Asahi Group Holdings Ltd.	398	17,257
Associated British Foods PLC	544	16,245
British American Tobacco PLC	426	19,913
Carlsberg A/S, Class B	60	7,200
Coca-Cola Amatil Ltd.	884	6,243
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,353
Coca-Cola European Partners PLC	307	13,959
Coca-Cola HBC AG1	240	8,178
Danone SA	266	20,608
Davide Campari-Milano SpA	379	3,229
Diageo PLC	639	22,657
Golden Agri-Resources Ltd.	36,400	6,660
Heineken Holding NV	233	21,109
Heineken NV	233	21,856
Imperial Brands PLC	498	17,346
Japan Tobacco, Inc.	700	18,279
Kerry Group PLC, Class A	247	27,326
Kirin Holdings Co. Ltd.	600	15,377
Marine Harvest ASA	210	4,862
MEIJI Holdings Co. Ltd.	200	13,435
Nestle SA	825	69,105
Orkla ASA	527	4,450
Pernod Ricard SA	72	11,817
Suntory Beverage & Food Ltd.	300	12,704
Swedish Match AB	108	5,526
WH Group Ltd.[2]	27,865	19,622

	Shares	Value
Food, Beverage & Tobacco (Continued)
Wilmar International Ltd.	16,740	$39,450
Yamazaki Baking Co. Ltd.	600	12,012
Total Food, Beverage & Tobacco		507,044
Health Care Equipment & Services—1.5%
Alfresa Holdings Corp.	1,000	26,764
Essilor International Cie Generale d'Optique SA	76	11,251
Fresenius Medical Care AG & Co. KGaA	220	22,635
Fresenius SE & Co. KGaA	463	34,009
Koninklijke Philips NV	418	19,049
Medipal Holdings Corp.	1,300	27,137
NMC Health PLC	63	2,788
Olympus Corp.	200	7,809
Ramsay Health Care Ltd.	180	7,154
Siemens Healthineers AG1,2	264	11,614
Smith & Nephew PLC	429	7,829
Sonic Healthcare Ltd.	384	6,921
Suzuken Co. Ltd.	453	21,496
Total Health Care Equipment & Services		206,456
Household & Personal Products—1.2%
Essity AB, Class B	493	12,384
Henkel AG & Co KGaA	92	9,772
Kao Corp.	200	16,153
L'Oreal SA	126	30,397
Reckitt Benckiser Group PLC	187	17,109
Shiseido Co. Ltd.	100	7,747
Unicharm Corp.	300	9,926
Unilever NV	465	25,906
Unilever PLC	477	26,225
Total Household & Personal Products		155,619
Insurance—7.5%
Aegon NV	3,532	22,924
Ageas	166	8,929
AIA Group Ltd.	2,649	23,664
Allianz SE	330	73,593
Assicurazioni Generali SpA	3,557	61,476
Aviva PLC	4,176	26,657
AXA SA	3,780	101,639
Baloise Holding AG	48	7,356
CNP Assurances	1,326	31,973
Dai-ichi Life Holdings, Inc.	2,100	43,734
Direct Line Insurance Group PLC	637	2,691
Hannover Rueck SE	140	19,790
Insurance Australia Group Ltd.	1,347	7,134
Japan Post Holdings Co. Ltd.	8,957	106,615
Legal & General Group PLC	2,466	8,432
Mapfre SA	5,942	18,648
Medibank Pvt Ltd.	3,115	6,559
MS&AD Insurance Group Holdings, Inc.	1,300	43,423
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	238	52,730
NN Group NV	284	12,677
Poste Italiane SpA[2]	3,960	31,654
Prudential PLC	2,141	49,125
QBE Insurance Group Ltd.	1,620	13,034
RSA Insurance Group PLC	1,259	9,440
Sampo OYJ, Class A	115	5,957
SCOR SE	384	17,841
Sompo Holdings, Inc.	800	34,082
Sony Financial Holdings, Inc.	600	13,227

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Insurance (Continued)
Suncorp Group Ltd.	1,049	$10,975
Swiss Life Holding AG1	28	10,663
Swiss Re AG	310	28,753
T&D Holdings, Inc.	800	13,206
Tokio Marine Holdings, Inc.	900	44,665
Tryg A/S	140	3,487
Zurich Insurance Group AG	112	35,568
Total Insurance		1,002,321
Materials—8.5%
Air Liquide SA	210	27,636
Air Water, Inc.	500	9,178
Akzo Nobel NV	142	13,284
Amcor Ltd.	1,284	12,709
Anglo American PLC[3]	1,197	26,895
ArcelorMittal	1,895	58,988
Asahi Kasei Corp.	1,373	20,827
BASF SE	744	66,151
BHP Billiton Ltd.	1,007	25,232
BHP Billiton PLC	661	14,405
BlueScope Steel Ltd.	633	7,777
Covestro AG2	176	14,281
Evonik Industries AG	511	18,310
Fortescue Metals Group Ltd.	2,224	6,308
Fresnillo PLC	134	1,435
Givaudan SA	4	9,881
Glencore PLC[1]	43,881	189,809
HeidelbergCement AG	286	22,363
Hitachi Chemical Co. Ltd.	400	8,145
Hitachi Metals Ltd.	700	8,671
Israel Chemicals Ltd.	1,404	8,572
JFE Holdings, Inc.	1,348	30,939
Johnson Matthey PLC	380	17,651
Kaneka Corp.	200	9,244
Kobe Steel Ltd.	1,700	15,116
Kuraray Co. Ltd.	700	10,526
LafargeHolcim Ltd.[1]	501	24,850
Mitsubishi Chemical Holdings Corp.	3,700	35,425
Mitsubishi Gas Chemical Co., Inc.	400	8,519
Mitsubishi Materials Corp.[3]	500	14,945
Newcrest Mining Ltd.	235	3,300
Nippon Paint Holdings Co. Ltd.	200	7,466
Nippon Steel & Sumitomo Metal Corp.	2,264	47,907
Nitto Denko Corp.	100	7,498
Norsk Hydro ASA	2,166	12,996
Oji Holdings Corp.	2,000	14,527
Rio Tinto Ltd.	197	11,226
Rio Tinto PLC	548	27,727
Shin-Etsu Chemical Co. Ltd.	200	17,722
Smurfit Kappa Group PLC	349	13,807
Solvay SA	119	15,964
South32 Ltd.	2,420	6,864
Stora Enso OYJ, Class R	591	11,309
Sumitomo Chemical Co. Ltd.	3,000	17,564
Sumitomo Metal Mining Co. Ltd.	200	7,019
Taiheiyo Cement Corp.	300	9,416
Taiyo Nippon Sanso Corp.	500	7,483
Teijin Ltd.	500	9,592
thyssenkrupp AG	1,791	45,225

	Shares	Value
Materials (Continued)
Toray Industries, Inc.	2,700	$20,288
Tosoh Corp.	500	7,704
Toyo Seikan Group Holdings Ltd.	700	14,526
Umicore SA	244	13,652
UPM-Kymmene OYJ	409	16,057
voestalpine AG	259	11,853
Yara International ASA	278	13,645
Total Materials		1,130,409
Media & Entertainment—0.9%
CyberAgent, Inc.	100	5,326
Dentsu, Inc.	200	9,279
Hakuhodo DY Holdings, Inc	900	15,792
Pearson PLC	548	6,360
Publicis Groupe SA	165	9,866
Sky PLC	987	22,254
Toho Co. Ltd.	100	3,139
Vivendi SA	791	20,369
WPP PLC	1,216	17,831
Yahoo Japan Corp.	2,100	7,562
Total Media & Entertainment		117,778
Pharmaceuticals, Biotechnology & Life Sciences—2.6%
Astellas Pharma, Inc.	800	13,960
AstraZeneca PLC	270	20,995
Bayer AG	358	31,814
Chugai Pharmaceutical Co. Ltd.	100	6,427
Daiichi Sankyo Co. Ltd.	300	13,008
Eurofins Scientific SE	8	4,544
GlaxoSmithKline PLC	1,581	31,684
Grifols SA	266	7,495
H Lundbeck A/S	49	3,028
Kyowa Hakko Kirin Co. Ltd.	200	3,749
Lonza Group AG1	25	8,574
Merck KGaA	79	8,167
Novartis AG	542	46,831
Novo Nordisk A/S, Class B	266	12,529
Otsuka Holdings Co. Ltd.	300	15,126
Recordati SpA	95	3,218
Roche Holding AG	146	35,536
Sanofi	405	36,014
Shire PLC	239	14,410
Takeda Pharmaceutical Co. Ltd.[3]	400	17,118
Teva Pharmaceutical Industries Ltd.[4]	639	13,764
Vifor Pharma AG	22	3,832
Total Pharmaceuticals, Biotechnology & Life Sciences		351,823
Real Estate—1.4%
Azrieli Group Ltd.	40	2,055
CapitaLand Ltd.	3,575	8,818
CK Asset Holdings Ltd.	1,333	10,008
Daito Trust Construction Co. Ltd.	100	12,867
Daiwa House Industry Co. Ltd.	1,000	29,652
Goodman Group	1,039	7,788
Hang Lung Group Ltd.	1,289	3,426
Hulic Co. Ltd.	500	4,908
ICADE	69	6,379
LendLease Group	1,020	14,509
Mirvac Group	3,485	6,077
Mitsubishi Estate Co. Ltd.	700	11,907
Mitsui Fudosan Co. Ltd.	600	14,204

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Real Estate (Continued)
New World Development Co. Ltd.	6,581	$8,982
Nomura Real Estate Holdings, Inc.	300	6,059
Segro PLC	768	6,388
Tokyu Fudosan Holdings Corp.	1,500	10,459
Wharf Holdings Ltd. (The)	962	2,619
Wheelock & Co. Ltd.	2,305	13,830
Total Real Estate		180,935
Retailing—1.4%
Delivery Hero SE1,2	36	1,732
Don Quijote Holdings Co. Ltd.	200	10,125
Dufry AG1	95	10,761
Hennes & Mauritz AB, Class B3	1,358	25,080
Industria de Diseno Textil SA	879	26,657
Isetan Mitsukoshi Holdings Ltd.	1,000	12,281
J Front Retailing Co. Ltd.	400	6,209
Jardine Cycle & Carriage Ltd.	747	17,489
Kingfisher PLC	3,928	13,215
Marks & Spencer Group PLC	3,500	13,181
Next PLC	82	5,875
Rakuten, Inc.	1,400	10,733
Takashimaya Co. Ltd.	400	6,758
Yamada Denki Co. Ltd.	3,400	17,212
Zalando SE1,2	145	5,644
Total Retailing		182,952
Semiconductors & Semiconductor Equipment—0.3%
ASM Pacific Technology Ltd.	810	8,250
NXP Semiconductors NV	159	13,595
Renesas Electronics Corp.[1]	1,400	8,751
STMicroelectronics NV	747	13,596
Total Semiconductors & Semiconductor Equipment		44,192
Software & Services—1.1%
Amadeus IT Group SA	107	9,945
Atos SE	134	15,953
Capgemini SE	172	21,656
Dassault Systemes SE	81	12,113
Fujitsu Ltd.	527	37,563
Otsuka Corp.	200	7,466
SAP SE	294	36,197
Temenos AG1	28	4,563
Total Software & Services		145,456
Technology Hardware & Equipment—2.3%
Alps Electric Co. Ltd.	400	10,163
Brother Industries Ltd.	400	7,902
Canon, Inc.	1,300	41,317
FUJIFILM Holdings Corp.	500	22,516
Hitachi High-Technologies Corp.	200	6,894
Hitachi Ltd.	2,213	75,205
Konica Minolta, Inc.	1,100	11,699
NEC Corp.	987	27,285
Nippon Electric Glass Co. Ltd.	100	3,147
Nokia OYJ	4,162	23,093
Omron Corp.	200	8,452
Ricoh Co. Ltd.	2,000	21,482
Seiko Epson Corp.	700	11,943
TDK Corp.	100	10,908
Telefonaktiebolaget LM Ericsson, Class B	2,282	20,241
Venture Corp. Ltd.	279	3,600

	Shares	Value
Technology Hardware & Equipment (Continued)
Yaskawa Electric Corp.	200	$5,943
Total Technology Hardware & Equipment		311,790
Telecommunication Services—4.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,167	2,493
BT Group PLC	8,922	26,213
Deutsche Telekom AG	4,516	72,831
Elisa OYJ	90	3,819
Iliad SA	42	5,488
KDDI Corp.	1,600	44,217
Koninklijke KPN NV	2,894	7,637
Millicom International Cellular SA	101	5,798
Nippon Telegraph & Telephone Corp.	2,100	94,882
NTT DOCOMO, Inc.	1,600	43,034
Orange SA	2,248	35,863
Proximus SADP	245	5,856
SoftBank Group Corp.	741	74,827
Spark New Zealand Ltd.	3,816	10,246
Swisscom AG	24	10,943
Tele2 AB, Class B	472	5,679
Telecom Italia SpA[1]	27,608	16,771
Telefonica Deutschland Holding AG	2,272	9,608
Telefonica SA	5,400	42,763
Telenor ASA[3]	647	12,641
Telia Co. AB	2,237	10,268
Telstra Corp. Ltd.	8,411	19,414
TPG Telecom Ltd.	797	4,925
United Internet AG	96	4,544
Vodafone Group PLC	21,533	46,192
Total Telecommunication Services		616,952
Transportation—3.2%
A.P. Moeller - Maersk A/S, Class A	12	15,747
A.P. Moeller - Maersk A/S, Class B	9	12,644
Aena SME SA2	58	10,071
Aeroports de Paris	43	9,684
ANA Holdings, Inc.	500	17,476
Atlantia SpA	454	9,423
Bollore SA	4,906	21,198
Central Japan Railway Co.	100	20,830
Deutsche Lufthansa AG	1,426	35,047
Deutsche Post AG	1,814	64,705
DSV A/S	143	13,008
East Japan Railway Co.	400	37,171
easyJet PLC	416	7,128
Fraport AG Frankfurt Airport Services Worldwide	113	9,988
International Consolidated Airlines Group SA	2,667	22,929
Mitsui OSK Lines Ltd.	600	17,511
Nippon Express Co. Ltd.	300	19,703
Nippon Yusen KK	1,100	20,696
Royal Mail PLC	2,272	14,136
SG Holdings Co. Ltd.	458	12,004
Singapore Airlines Ltd.	1,917	13,665
Yamato Holdings Co. Ltd.	600	18,425
Total Transportation		423,189
Utilities—6.1%
AGL Energy Ltd.	666	9,397
Centrica PLC	17,154	34,651
Chubu Electric Power Co., Inc.	1,600	24,207
Chugoku Electric Power Co., Inc. (The)[3]	1,100	14,139

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

	Shares	Value
Utilities (Continued)
E.ON SE	3,213	$32,766
EDP - Energias de Portugal SA	3,994	14,743
Electric Power Development Co. Ltd.	300	8,307
Electricite de France SA	4,311	75,734
Endesa SA	891	19,259
Enel SpA	13,613	69,760
Engie SA	4,279	62,946
Iberdrola SA	4,166	30,668
Innogy SE2	900	40,236
Kansai Electric Power Co., Inc. (The)	1,900	28,654
Kyushu Electric Power Co., Inc.	1,500	18,105
National Grid PLC	1,583	16,337
Naturgy Energy Group SA	711	19,415
Orsted A/S2	137	9,310
RWE AG	1,547	38,183
Severn Trent PLC	167	4,027
SSE PLC	2,023	30,233
Suez	1,191	16,932
Terna Rete Elettrica Nazionale SpA	822	4,393
Toho Gas Co. Ltd.	200	7,598
Tohoku Electric Power Co., Inc.	1,400	19,006
Tokyo Electric Power Co. Holdings, Inc.[1]	9,000	44,214
Tokyo Gas Co. Ltd.	600	14,751
Uniper SE	2,433	74,915
United Utilities Group PLC	400	3,672
Veolia Environnement SA	1,257	25,097
Total Utilities		811,655
Total Common Stocks
(Cost $12,853,032)		13,132,169
PREFERRED STOCKS—0.9%
Automobiles & Components—0.8%
Volkswagen AG, 2.70%	610	107,411
Bayerische Motoren Werke AG, 6.15%	67	5,268
Porsche Automobil Holding SE, 3.12%	14	943
Total Automobiles & Components		113,622
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C1,6	215,675	281
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.41%	15	2,436
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.86%	99	11,620
Total Preferred Stocks
(Cost $120,148)		127,959

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $20,514)	20,514	20,514

Investment of Cash Collateral for Securities Loaned—1.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $128,187)	128,187	128,187
Total Investments—100.6% (Cost $13,121,881)		13,408,829
Liabilities in Excess of Other Assets—(0.6)%		(80,194)
Net Assets—100.0%		$13,328,635

PLC	-	Public Limited Company

1	Non-income producing security.
2	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $167,901 or 1.26% of the Fund’s net assets at period end.
3	All or a portion of the security was on loan. The aggregate value of the securities on loan was $144,760; total value of the collateral held by the Fund was $154,276. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $26,089.
4	American Depositary Receipt.
5	Less than 0.05%
6	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer International Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
Japan	$4,388,719	32.9%
France	1,687,652	12.7
Germany	1,683,943	12.6
United Kingdom	1,416,891	10.6
Switzerland	726,385	5.5
Netherlands	720,960	5.4
Australia	432,545	3.2
Spain	419,738	3.2
Italy	367,170	2.8
Hong Kong	266,026	2.0
Sweden	201,086	1.5
United States	163,111	1.2
Singapore	144,216	1.1
Norway	121,474	0.9
Denmark	113,966	0.9
Belgium	106,540	0.8
Finland	101,988	0.8
Luxembourg	68,275	0.5
Austria	55,412	0.4
Ireland	47,326	0.4
Portugal	44,437	0.3
Israel	41,114	0.3
South Africa	26,895	0.2
Macau	22,306	0.2
China	18,536	0.1
New Zealand	12,097	0.1
Colombia	5,798	0.0	[1]
United Arab Emirates	2,788	0.0	[1]
Mexico	1,435	0.0	[1]
Total Investments	13,408,829	100.6
Liabilities in Excess of Other Assets	(80,194)	(0.6)
Net Assets	$13,328,635	100.0%

1	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Global Revenue ETF

	Shares	Value
COMMON STOCKS—98.7%
Automobiles & Components—6.4%
Aisin Seiki Co. Ltd.	400	$19,474
Aptiv PLC	109	9,145
BAIC Motor Corp. Ltd., Class H1	5,000	4,006
Bayerische Motoren Werke AG	495	44,679
Bridgestone Corp.	548	20,712
Daimler AG	1,139	71,902
Denso Corp.	484	25,563
Fiat Chrysler Automobiles NV2	2,857	50,254
Ford Motor Co.	6,054	55,999
Geely Automobile Holdings Ltd.	3,487	6,952
General Motors Co.	1,486	50,034
Goodyear Tire & Rubber Co. (The)	293	6,853
Honda Motor Co. Ltd.	1,800	54,498
Hyundai Mobis Co. Ltd.	77	15,827
Hyundai Motor Co.	309	36,074
Isuzu Motors Ltd.	800	12,614
Kia Motors Corp.	775	24,523
Lear Corp.	79	11,455
Magna International, Inc.	333	17,480
Mazda Motor Corp.	1,500	18,013
Mitsubishi Motors Corp.	1,435	10,132
Nissan Motor Co. Ltd.	4,936	46,216
Peugeot SA	1,325	35,751
Pirelli & C SpA[1,2]	695	5,835
Renault SA	363	31,411
Subaru Corp.	500	15,319
Sumitomo Electric Industries Ltd.	900	14,120
Suzuki Motor Corp.	273	15,642
Tata Motors Ltd.[2]	4,149	12,804
Tesla, Inc.[2,3]	22	5,825
Toyota Motor Corp.	1,895	118,370
Yamaha Motor Co. Ltd.	400	11,216
Total Automobiles & Components		878,698
Banks—7.9%
Agricultural Bank of China Ltd., Class A	12,800	7,237
Alior Bank SA2	172	2,940
Australia & New Zealand Banking Group Ltd.	960	19,574
Axis Bank Ltd.[2]	905	7,656
Banco Bilbao Vizcaya Argentaria SA	3,394	21,642
Banco Bradesco SA	4,601	29,667
Banco de Chile	66,559	10,108
Banco do Brasil SA	3,009	22,190
Banco Santander Brasil SA	1,703	15,228
Banco Santander SA	3,785	19,060
Banco Santander SA3,4	3,735	18,675
Bank Central Asia Tbk PT	9,808	15,895
Bank Handlowy w Warszawie SA	197	4,126
Bank Millennium SA2	1,436	3,604
Bank of America Corp.	1,618	47,666
Bank of China Ltd., Class H	40,864	18,174
Bank of Communications Co. Ltd., Class A	9,500	8,063
BDO Unibank, Inc.	3,127	6,933
BNP Paribas SA	884	54,121
CaixaBank SA	2,178	9,962
China CITIC Bank Corp. Ltd., Class A	6,900	6,077
China Construction Bank Corp., Class H	60,194	52,618
China Merchants Bank Co. Ltd., Class A	1,400	6,244

	Shares	Value
Banks (Continued)
China Minsheng Banking Corp. Ltd., Class A	7,120	$6,561
Citigroup, Inc.	629	45,124
Commercial International Bank Egypt SAE	456	2,118
Commerzbank AG2	752	7,839
Credit Agricole SA	2,935	42,224
DNB ASA	553	11,629
Dubai Islamic Bank PJSC	9,191	13,487
Erste Group Bank AG2	207	8,603
Grupo Financiero Banorte SAB de CV, Class O	1,079	7,807
HSBC Holdings PLC	4,320	37,733
ICICI Bank Ltd.	2,078	8,759
Industrial & Commercial Bank of China Ltd., Class H	26,260	19,196
ING Groep NV	2,215	28,773
JPMorgan Chase & Co.	546	61,611
Kasikornbank PCL	2,611	17,439
Lloyds Banking Group PLC	36,996	28,595
Masraf Al Rayan QSC	1,385	14,262
MCB Bank Ltd.	1,374	2,226
Mitsubishi UFJ Financial Group, Inc.	4,571	28,536
Moneta Money Bank AS1	1,401	5,157
National Bank of Greece SA2	1,513	3,075
OTP Bank Nyrt	211	7,820
Piraeus Bank SA2	1,382	3,018
Postal Savings Bank of China Co. Ltd., Class H1	11,000	6,930
Royal Bank of Canada	516	41,333
Royal Bank of Scotland Group PLC	3,757	12,248
Sberbank of Russia PJSC[4]	1,688	21,404
Security Bank Corp.	1,806	5,148
Societe Generale SA	839	36,027
Standard Chartered PLC	1,442	11,967
State Bank of India[2]	4,840	17,727
Sumitomo Mitsui Financial Group, Inc.	700	28,262
SVB Financial Group[2]	26	8,082
UniCredit SpA	904	13,612
VTB Bank PJSC	7,481	10,017
Wells Fargo & Co.	827	43,467
Total Banks		1,075,276
Capital Goods—10.5%
ABB Ltd.	1,087	25,806
ACS Actividades de Construccion y Servicios SA	468	19,939
AGC, Inc.	200	8,302
AGCO Corp.	126	7,660
Airbus SE	299	37,570
Alfa SAB de CV, Class A	6,082	7,848
Alliance Global Group, Inc.[2]	12,846	2,967
ANDRITZ AG	114	6,654
Arconic, Inc.	324	7,131
BAE Systems PLC	1,940	15,933
Bharat Heavy Electricals Ltd.	4,418	4,175
BOC Aviation Ltd.[1]	356	2,762
Boeing Co. (The)	106	39,421
Bombardier, Inc., Class B2	2,223	7,911
Bouygues SA	569	24,605
CAE, Inc.	385	7,810
Caterpillar, Inc.	137	20,891

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Capital Goods (Continued)
China Communications Construction Co. Ltd., Class H	8,462	$8,651
China International Marine Containers Group Co. Ltd., Class H	4,500	4,773
China Railway Construction Corp. Ltd., Class H	7,425	10,020
China Railway Group Ltd., Class H	13,537	13,425
China State Construction International Holdings Ltd.	3,814	4,031
CIMIC Group Ltd.	185	6,875
CITIC Ltd.	16,071	23,948
CJ Corp.	116	14,118
CNH Industrial NV	1,075	12,911
Cummins, Inc.	82	11,978
Daewoo Engineering & Construction Co. Ltd.[2]	1,128	6,020
DCC PLC	155	14,078
Deere & Co.	102	15,334
Doosan Heavy Industries & Construction Co. Ltd.[2]	565	7,589
Embraer SA	897	4,454
Ferguson PLC	196	16,652
Finning International, Inc.	199	4,857
Fluor Corp.	204	11,852
Fosun International Ltd.	3,005	5,300
Fuji Electric Co. Ltd.	200	8,012
General Dynamics Corp.	96	19,653
General Electric Co.	3,729	42,100
GS Engineering & Construction Corp.	167	7,874
Hanwha Corp.	584	17,269
HD Supply Holdings, Inc.[2]	145	6,205
Hino Motors Ltd.	900	9,857
Hitachi Construction Machinery Co. Ltd.	100	3,345
HOCHTIEF AG	88	14,596
Huntington Ingalls Industries, Inc.	29	7,426
Hyundai Engineering & Construction Co. Ltd.	133	8,093
Hyundai Heavy Industries Co. Ltd.[2]	73	8,851
Hyundai Heavy Industries Holdings Co. Ltd.[2]	21	7,667
IHI Corp.	200	7,580
Ingersoll-Rand PLC	131	13,401
ITOCHU Corp.	1,222	22,378
Jacobs Engineering Group, Inc.	135	10,327
Jardine Matheson Holdings Ltd.	588	36,897
Jardine Strategic Holdings Ltd.	674	24,466
JGC Corp.	300	6,883
Johnson Controls International PLC	403	14,105
JTEKT Corp.	500	7,321
Kajima Corp.	432	6,279
Kawasaki Heavy Industries Ltd.	300	8,465
KOC Holding AS	6,522	18,522
Komatsu Ltd.	379	11,532
Kubota Corp.	500	8,500
Leonardo SpA	582	7,017
LIXIL Group Corp.	500	9,632
Lockheed Martin Corp.	76	26,293
Marubeni Corp.	4,100	37,540
Metallurgical Corp of China Ltd., Class H	11,999	3,374
MINEBEA MITSUMI, Inc.	200	3,627
MISUMI Group, Inc.	127	3,287
Mitsubishi Corp.	960	29,590

	Shares	Value
Capital Goods (Continued)
Mitsubishi Electric Corp.	1,254	$17,184
Mitsubishi Heavy Industries Ltd.	400	15,449
Mitsui & Co. Ltd.	1,138	20,243
Nabtesco Corp.	163	4,334
Northrop Grumman Corp.	48	15,234
NSK Ltd.	500	5,731
Obayashi Corp.	800	7,578
Posco Daewoo Corp.	629	11,880
Raytheon Co.	80	16,533
Rexel SA	692	10,397
Rolls-Royce Holdings PLC[2]	997	12,838
Samsung C&T Corp.	133	15,527
Samsung Engineering Co. Ltd.[2]	169	2,940
Samsung Heavy Industries Co. Ltd.[2]	689	5,019
Schindler Holding AG	128	32,052
Siemens AG	384	49,213
Siemens Gamesa Renewable Energy SA2	374	4,735
Sinotruk Hong Kong Ltd.	2,500	5,444
SK Holdings Co. Ltd.	174	45,020
SNC-Lavalin Group, Inc.	208	8,475
Spirit AeroSystems Holdings, Inc., Class A	75	6,875
Sumitomo Corp.	1,000	16,679
Taisei Corp.	100	4,560
Textron, Inc.	212	15,152
Toshiba Corp.[2]	554	16,022
TOTO Ltd.	100	4,151
Toyota Tsusho Corp.	800	30,215
Travis Perkins PLC	326	4,530
United Technologies Corp.	256	35,791
Vestas Wind Systems A/S	83	5,616
Vinci SA	329	31,343
Volvo AB, Class B	1,004	17,736
W.W. Grainger, Inc.[3]	21	7,506
Weichai Power Co. Ltd., Class H	2,741	3,398
Total Capital Goods		1,427,615
Commercial & Professional Services—0.8%
Copart, Inc.[2]	79	4,071
Country Garden Services Holdings Co. Ltd.[2]	788	1,339
Dai Nippon Printing Co. Ltd.	600	13,956
G4S PLC	2,544	8,028
ISS A/S	291	10,243
ManpowerGroup, Inc.	135	11,605
Persol Holdings Co. Ltd.	300	7,039
Randstad NV	322	17,197
Recruit Holdings Co. Ltd.	400	13,354
SGS SA	11	29,099
Total Commercial & Professional Services		115,931
Consumer Durables & Apparel—2.1%
adidas AG	63	15,433
D.R. Horton, Inc.	182	7,677
Electrolux AB, Series B	615	13,554
Feng TAY Enterprise Co. Ltd.	1,000	6,157
Haier Electronics Group Co. Ltd.[2]	2,123	5,766
Husqvarna AB, Class B	1,112	9,466
Iida Group Holdings Co. Ltd.	400	7,117
LG Electronics, Inc.	310	19,842
Li & Fung Ltd.	20,892	4,672
LVMH Moet Hennessy Louis Vuitton SE	97	34,318

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Mattel, Inc.[2,3]	192	$3,014
Michael Kors Holdings Ltd.[2]	66	4,525
Newell Brands, Inc.[3]	297	6,029
NIKE, Inc., Class B	212	17,961
Panasonic Corp.	2,570	29,946
Polaris Industries, Inc.[3]	36	3,634
PulteGroup, Inc.	198	4,905
PVH Corp.	44	6,354
Sega Sammy Holdings, Inc.	300	4,424
Sharp Corp.	400	8,131
Skyworth Digital Holdings Ltd.	10,000	2,824
Sony Corp.	636	39,005
Under Armour, Inc., Class A2,3	182	3,862
VF Corp.	125	11,681
Whirlpool Corp.	72	8,550
Yue Yuen Industrial Holdings Ltd.	2,707	7,524
Total Consumer Durables & Apparel		286,371
Consumer Services—1.0%
Alsea SAB de CV	939	3,197
Aramark	421	18,111
Benesse Holdings, Inc.	200	5,696
Chipotle Mexican Grill, Inc.[2]	11	5,000
Flight Centre Travel Group Ltd.	72	2,769
Hilton Worldwide Holdings, Inc.	214	17,287
Marriott International, Inc., Class A	136	17,956
Melco Resorts & Entertainment Ltd.[4]	366	7,741
MGM Resorts International	268	7,480
Minor International PCL	8,518	10,799
SJM Holdings Ltd.	7,752	7,173
Tabcorp Holdings Ltd.	1,826	6,434
TUI AG	921	17,691
Yum China Holdings, Inc.	142	4,986
Total Consumer Services		132,320
Diversified Financials—3.2%
Ally Financial, Inc.	193	5,105
Ameriprise Financial, Inc.	52	7,678
ASX Ltd.	206	9,489
Berkshire Hathaway, Inc., Class B2	285	61,021
Brookfield Asset Management, Inc., Class A	458	20,370
Capital One Financial Corp.	162	15,379
Cboe Global Markets, Inc.	53	5,086
Challenger Ltd.	331	2,682
Chong Sing Holdings FinTech Group Ltd.[2]	43,999	2,362
CI Financial Corp.	300	4,760
Credit Suisse Group AG2	1,081	16,323
Deutsche Bank AG	1,560	17,808
EXOR NV	1,014	68,098
Goldman Sachs Group, Inc. (The)	77	17,266
GT Capital Holdings, Inc.	264	4,007
Haci Omer Sabanci Holding AS	7,045	8,948
Hargreaves Lansdown PLC	278	8,102
Jefferies Financial Group, Inc.	361	7,928
Morgan Stanley	416	19,373
Onex Corp.	229	15,649
ORIX Corp.	721	11,692
Reinet Investments SCA	481	8,943
S&P Global, Inc.	59	11,528
Singapore Exchange Ltd.	5,606	30,238

	Shares	Value
Diversified Financials (Continued)
Standard Life Aberdeen PLC	3,249	$12,961
Synchrony Financial	244	7,583
Tokyo Century Corp.	100	6,216
UBS Group AG2	1,504	23,866
Voya Financial, Inc.	140	6,954
Total Diversified Financials		437,415
Energy—10.4%
Andeavor	123	18,881
Baker Hughes a GE Co.[3]	429	14,513
Banpu PCL	7,664	4,526
Bharat Petroleum Corp. Ltd.	2,681	13,838
BP PLC	12,653	97,235
Caltex Australia Ltd.	355	7,680
Cenovus Energy, Inc.	602	6,040
Chevron Corp.	480	58,694
China Oilfield Services Ltd., Class H	5,332	5,785
China Petroleum & Chemical Corp., Class H	35,987	36,056
CNOOC Ltd.	12,211	24,188
ConocoPhillips	368	28,483
Empresas COPEC SA	547	8,427
Enbridge, Inc.	485	15,639
Eni SpA	2,184	41,303
EOG Resources, Inc.	209	26,662
Equinor ASA	1,066	30,043
Exxon Mobil Corp.	1,248	106,105
Gazprom PJSC[4]	9,667	48,335
Grupa Lotos SA	149	3,035
Hindustan Petroleum Corp. Ltd.	3,424	11,877
HollyFrontier Corp.	96	6,710
Idemitsu Kosan Co. Ltd.	297	15,715
Indian Oil Corp. Ltd.	10,404	22,009
John Wood Group PLC	1,040	10,465
JXTG Holdings, Inc.	5,700	43,072
LUKOIL PJSC[4]	709	54,380
Marathon Petroleum Corp.	380	30,389
Neste OYJ	98	8,104
Oil & Natural Gas Corp. Ltd.	8,098	19,795
OMV AG	181	10,173
Origin Energy Ltd.[2]	738	4,411
PetroChina Co. Ltd., Class A	12,800	17,059
Petroleo Brasileiro SA	5,420	32,885
Phillips 66	385	43,397
Plains GP Holdings LP, Class A2	556	13,639
Polski Koncern Naftowy ORLEN SA	405	11,097
PrairieSky Royalty Ltd.	607	10,655
PTT PCL	18,932	31,758
Reliance Industries Ltd.	1,497	25,978
Repsol SA	1,079	21,512
Rosneft Oil Co. PJSC[2]	7,151	53,690
Royal Dutch Shell PLC, Class A	3,613	124,220
Showa Shell Sekiyu KK	600	12,715
SK Innovation Co. Ltd.	101	19,576
S-Oil Corp.	87	10,745
TechnipFMC PLC	478	14,938
TOTAL SA	1,293	83,862
Tupras Turkiye Petrol Rafinerileri AS	426	9,517
Ultrapar Participacoes SA	1,548	14,470

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Energy (Continued)
Valero Energy Corp.	349	$39,699
Total Energy		1,423,980
Food & Staples Retailing—5.7%
Aeon Co. Ltd.	1,800	43,382
Alimentation Couche-Tard, Inc., Class B	361	18,044
Berli Jucker PCL	2,802	5,155
Bid Corp. Ltd.	424	8,836
Carrefour SA	2,194	42,047
Casino Guichard Perrachon SA3	528	22,213
Clicks Group Ltd.	499	6,171
Costco Wholesale Corp.	255	59,894
Empire Co. Ltd.	327	5,955
George Weston Ltd.	274	20,725
J Sainsbury PLC	4,854	20,370
Koninklijke Ahold Delhaize NV	1,357	31,129
Kroger Co. (The)	1,627	47,362
Magnit PJSC	651	9,247
METRO AG	1,279	20,055
Raia Drogasil SA	290	5,260
Seven & i Holdings Co. Ltd.	700	31,184
Sun Art Retail Group Ltd.	6,564	8,540
Sysco Corp.	447	32,743
Tesco PLC	10,906	34,104
Walgreens Boots Alliance, Inc.	736	53,654
Wal-Mart de Mexico SAB de CV	4,228	12,895
Walmart, Inc.	2,031	190,731
Wesfarmers Ltd.	590	21,281
Woolworths Group Ltd.	1,042	21,171
X5 Retail Group NV	462	10,441
Total Food & Staples Retailing		782,589
Food, Beverage & Tobacco—3.7%
Ajinomoto Co., Inc.	300	5,152
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,508	5,292
Anheuser-Busch InBev SA	350	30,579
Arca Continental SAB de CV	466	3,012
Archer-Daniels-Midland Co.	520	26,140
Asahi Group Holdings Ltd.	179	7,761
Associated British Foods PLC	301	8,989
BRF SA2	916	5,039
British American Tobacco PLC	228	10,658
Bunge Ltd.	289	19,857
Calbee, Inc.[3]	100	3,293
Charoen Pokphand Foods PCL	11,945	9,326
China Agri-Industries Holdings Ltd.	7,000	2,702
China Mengniu Dairy Co. Ltd.[2]	1,840	6,126
China Resources Beer Holdings Co. Ltd.	1,073	4,313
CJ CheilJedang Corp.	27	8,118
Coca-Cola Amatil Ltd.	601	4,244
Coca-Cola Bottlers Japan Holdings, Inc.	84	2,248
Coca-Cola Icecek AS	1,161	6,525
FGV Holdings Bhd	9,859	3,693
Fomento Economico Mexicano SAB de CV	77	763
Genting Plantations Bhd	7,021	16,100
Grupo Bimbo SAB de CV, Series A	2,657	5,671
Hormel Foods Corp.	193	7,604
Indofood Sukses Makmur Tbk PT	22,961	9,091
Ingredion, Inc.	47	4,933
Japan Tobacco, Inc.	487	12,717

	Shares	Value
Food, Beverage & Tobacco (Continued)
JBS SA	7,496	$17,606
Kikkoman Corp.	100	5,951
Kirin Holdings Co. Ltd.	346	8,867
MEIJI Holdings Co. Ltd.	100	6,717
Molson Coors Brewing Co., Class B	93	5,719
Mondelez International, Inc., Class A	337	14,478
Nestle SA	585	49,002
Nisshin Seifun Group, Inc.	400	8,769
Ottogi Corp.	5	3,367
PepsiCo, Inc.	295	32,981
Philip Morris International, Inc.	182	14,840
Saputo, Inc.	324	9,630
Sime Darby Plantation Bhd	5,275	6,755
Standard Foods Corp.	5,441	9,053
Tiger Brands Ltd.	356	6,667
Tingyi Cayman Islands Holding Corp.	2,617	4,809
Toyo Suisan Kaisha Ltd.	200	7,756
Tyson Foods, Inc., Class A	198	11,787
Ulker Biskuvi Sanayi AS2	1,606	4,526
WH Group Ltd.[1]	15,776	11,109
Wilmar International Ltd.	12,665	29,847
Yamazaki Baking Co. Ltd.	400	8,008
Total Food, Beverage & Tobacco		508,190
Health Care Equipment & Services—4.9%
Aetna, Inc.	156	31,645
Alfresa Holdings Corp.	700	18,735
AmerisourceBergen Corp.	716	66,029
Anthem, Inc.	148	40,559
Cardinal Health, Inc.	997	53,838
Centene Corp.[2]	194	28,087
Cigna Corp.	90	18,742
CVS Health Corp.	993	78,169
DaVita, Inc.[2]	132	9,455
Express Scripts Holding Co.[2]	477	45,320
Fisher & Paykel Healthcare Corp. Ltd.	588	5,867
Fresenius Medical Care AG & Co. KGaA	193	19,857
Fresenius SE & Co. KGaA	289	21,228
HCA Healthcare, Inc.	166	23,094
IHH Healthcare Bhd	13,406	16,877
McKesson Corp.	604	80,121
Medipal Holdings Corp.	800	16,699
Siemens Healthineers AG1,2	158	6,951
Suzuken Co. Ltd.	324	15,375
UnitedHealth Group, Inc.	270	71,831
Total Health Care Equipment & Services		668,479
Household & Personal Products—1.0%
Amorepacific Corp.	24	5,647
AMOREPACIFIC Group	67	5,635
Coty, Inc., Class A	396	4,974
Essity AB, Class B	719	18,061
Hengan International Group Co. Ltd.	610	5,628
Natura Cosmeticos SA	1,015	7,213
Procter & Gamble Co. (The)	482	40,117
PT Unilever Indonesia Tbk	3,841	12,121
Shiseido Co. Ltd.	100	7,747
Unilever NV	549	30,586
Total Household & Personal Products		137,729
Insurance—5.5%
Aegon NV	1,721	11,170

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Insurance (Continued)
Aflac, Inc.	214	$10,073
AIA Group Ltd.	1,814	16,205
Alleghany Corp.	8	5,220
Allianz SE	150	33,451
Allstate Corp. (The)	153	15,101
American International Group, Inc.	197	10,488
Aon PLC	55	8,458
Arthur J. Gallagher & Co.	117	8,710
Assicurazioni Generali SpA	1,537	26,564
Assurant, Inc.	44	4,750
Aviva PLC	2,059	13,143
AXA SA	1,727	46,437
China Life Insurance Co. Ltd., Class H	2,796	6,353
China Pacific Insurance Group Co. Ltd., Class H	1,303	5,029
China Taiping Insurance Holdings Co. Ltd.	2,494	8,749
Chubb Ltd.	82	10,958
Cincinnati Financial Corp.	68	5,223
CNP Assurances	820	19,772
Dai-ichi Life Holdings, Inc.	800	16,661
DB Insurance Co. Ltd.	118	7,744
Direct Line Insurance Group PLC	1,598	6,750
Everest Re Group Ltd.	15	3,427
Fairfax Financial Holdings Ltd.	9	4,886
Fidelity National Financial, Inc.	103	4,053
Great-West Lifeco, Inc.	414	10,038
Hanwha Life Insurance Co. Ltd.	2,217	10,573
Hyundai Marine & Fire Insurance Co. Ltd.	208	7,866
Industrial Alliance Insurance & Financial Services, Inc.	68	2,717
Insurance Australia Group Ltd.	555	2,940
Intact Financial Corp.	60	4,985
Japan Post Holdings Co. Ltd.	4,300	51,183
Liberty Holdings Ltd.	654	5,212
Loews Corp.	59	2,964
Manulife Financial Corp.	427	7,628
Mapfre SA	2,737	8,590
Markel Corp.[2]	5	5,942
Medibank Pvt Ltd.	1,269	2,672
MetLife, Inc.	382	17,847
MS&AD Insurance Group Holdings, Inc.	600	20,041
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	24,150
People’s Insurance Co. Group of China Ltd. (The), Class H	12,547	5,644
PICC Property & Casualty Co. Ltd., Class H	4,888	5,772
Ping An Insurance Group Co. of China Ltd., Class H	1,332	13,533
Poste Italiane SpA[1]	2,116	16,914
Power Corp. of Canada	383	8,314
Power Financial Corp.	710	16,253
Powszechny Zaklad Ubezpieczen SA	332	3,576
Prudential Financial, Inc.	116	11,753
Prudential PLC	960	22,027
QBE Insurance Group Ltd.	590	4,747
Reinsurance Group of America, Inc.	38	5,493
RenaissanceRe Holdings Ltd.	24	3,206
RSA Insurance Group PLC	776	5,819
Samsung Fire & Marine Insurance Co. Ltd.	42	10,753

	Shares	Value
Insurance (Continued)
Samsung Life Insurance Co. Ltd.	110	$9,649
SCOR SE	282	13,102
Sompo Holdings, Inc.	300	12,781
Sony Financial Holdings, Inc.	300	6,614
Sul America SA	753	4,902
Sun Life Financial, Inc.	145	5,760
Suncorp Group Ltd.	361	3,777
T&D Holdings, Inc.	400	6,603
Tokio Marine Holdings, Inc.	500	24,814
Torchmark Corp.	89	7,715
Travelers Cos., Inc. (The)	87	11,285
Unum Group	84	3,282
W.R. Berkley Corp.	89	7,114
Willis Towers Watson PLC	34	4,792
Total Insurance		750,717
Materials—6.4%
Akzo Nobel NV	185	17,306
Aluminum Corp. of China Ltd., Class H2	10,775	4,792
Ambuja Cements Ltd.	2,945	9,082
Amcor Ltd.	483	4,781
Anglo American Platinum Ltd.	208	6,791
AngloGold Ashanti Ltd.	687	5,942
ArcelorMittal	1,043	32,467
Asahi Kasei Corp.	903	13,698
Avery Dennison Corp.	64	6,934
Ball Corp.[3]	212	9,326
BASF SE	456	40,544
BlueScope Steel Ltd.	469	5,762
Boliden AB	401	11,178
CCL Industries, Inc., Class B	96	4,324
Cemex SAB de CV2	8,082	5,679
Chemours Co. (The)	120	4,733
China National Building Material Co. Ltd., Class H	4,260	3,784
Covestro AG1	93	7,546
CRH PLC	210	6,879
Crown Holdings, Inc.[2]	154	7,392
DowDuPont, Inc.	585	37,621
Formosa Chemicals & Fibre Corp.	5,000	20,961
Freeport-McMoRan, Inc.	440	6,125
Glencore PLC[2]	19,914	86,139
Grasim Industries Ltd.	309	4,354
Grupa Azoty SA	212	1,817
Grupo Mexico SAB de CV, Series B	1,743	5,029
HeidelbergCement AG	166	12,980
Hindalco Industries Ltd.	2,309	7,315
International Paper Co.	219	10,764
Jastrzebska Spolka Weglowa SA2	98	1,760
JFE Holdings, Inc.	793	18,201
Jiangxi Copper Co. Ltd., Class H	6,787	7,919
Johnson Matthey PLC	284	13,192
Kinross Gold Corp.[2]	1,132	3,083
Kobe Steel Ltd.	700	6,224
Kumba Iron Ore Ltd.[3]	307	6,963
LafargeHolcim Ltd.[2]	326	16,170
LG Chem Ltd.	42	13,839
Lotte Chemical Corp.	30	7,519
LyondellBasell Industries NV, Class A	198	20,297

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Materials (Continued)
Maruichi Steel Tube Ltd.	300	$9,786
Mexichem SAB de CV	2,052	7,063
Mitsubishi Chemical Holdings Corp.	1,870	17,904
Mitsubishi Materials Corp.[3]	300	8,967
MMC Norilsk Nickel PJSC[4]	672	11,626
Nan Ya Plastics Corp.	7,000	19,441
Nine Dragons Paper Holdings Ltd.	1,778	1,922
Nippon Paint Holdings Co. Ltd.	200	7,466
Nippon Steel & Sumitomo Metal Corp.	1,280	27,085
Oji Holdings Corp.	1,000	7,263
Orica Ltd.	362	4,461
Pidilite Industries Ltd.	383	5,526
POSCO	93	24,691
Sappi Ltd.	941	5,901
Sasol Ltd.[3]	393	15,206
South32 Ltd.	1,624	4,606
Southern Copper Corp.[3]	124	5,349
Sumitomo Chemical Co. Ltd.	1,866	10,925
Sumitomo Metal Mining Co. Ltd.	200	7,018
Taiheiyo Cement Corp.	400	12,554
Tata Steel Ltd.	1,354	10,857
Teck Resources Ltd., Class B	199	4,793
thyssenkrupp AG	1,044	26,362
Tongling Nonferrous Metals Group Co. Ltd., Class A	33,400	10,631
Toray Industries, Inc.	2,066	15,524
Toyo Seikan Group Holdings Ltd.	300	6,225
Umicore SA	262	14,659
Vale SA	1,174	17,585
Vedanta Ltd.	1,855	5,944
West Fraser Timber Co. Ltd.	30	1,706
Westlake Chemical Corp.	62	5,153
WestRock Co.	129	6,894
Wheaton Precious Metals Corp.	327	5,717
Yara International ASA	181	8,884
Zhaojin Mining Industry Co. Ltd., Class H	5,685	4,403
Total Materials		877,309
Media & Entertainment—2.0%
Alphabet, Inc., Class A2	45	54,319
Charter Communications, Inc., Class A2	71	23,137
China Literature Ltd.[1,2]	200	1,258
Comcast Corp., Class A	1,119	39,624
CyberAgent, Inc.	100	5,326
Grupo Televisa SAB, Series CPO	898	3,195
Hakuhodo DY Holdings, Inc	800	14,037
Liberty Global PLC, Class A2	309	8,939
Live Nation Entertainment, Inc.[2,3]	197	10,731
Netflix, Inc.[2]	19	7,108
News Corp., Class A	420	5,540
Pearson PLC	448	5,199
ProSiebenSat.1 Media SE	182	4,729
Schibsted ASA, Class B	93	3,221
Tencent Holdings Ltd.	445	18,380
Twenty-First Century Fox, Inc., Class A	351	16,262
Viacom, Inc., Class B	229	7,731
Walt Disney Co. (The)	285	33,328
Yahoo Japan Corp.	2,300	8,282
Total Media & Entertainment		270,346

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—2.5%
AbbVie, Inc.	118	$11,160
Allergan PLC	43	8,191
Amgen, Inc.	67	13,888
AstraZeneca PLC	164	12,753
Bausch Health Cos., Inc.[2]	178	4,569
Bayer AG	214	19,017
Bristol-Myers Squibb Co.	177	10,988
Celgene Corp.[2]	84	7,517
China Resources Pharmaceutical Group Ltd.[1]	8,613	13,671
Gilead Sciences, Inc.	174	13,435
GlaxoSmithKline PLC	1,184	23,728
IQVIA Holdings, Inc.[2]	67	8,693
Johnson & Johnson	256	35,372
Merck & Co., Inc.	325	23,055
Mylan NV2	152	5,563
Novo Nordisk A/S, Class B	108	5,087
Perrigo Co. PLC[3]	45	3,186
Pfizer, Inc.	741	32,656
Roche Holding AG	111	27,017
Sanofi	327	29,078
Shire PLC	146	8,803
Teva Pharmaceutical Industries Ltd.[4]	383	8,250
Thermo Fisher Scientific, Inc.	59	14,401
Total Pharmaceuticals, Biotechnology & Life Sciences		340,078
Real Estate—1.5%
Agile Group Holdings Ltd.	2,366	3,344
Camden Property Trust	92	8,608
CBRE Group, Inc., Class A2	225	9,922
China Evergrande Group	5,161	14,477
China Jinmao Holdings Group Ltd.	6,321	2,876
China Overseas Land & Investment Ltd.	3,729	11,676
China Resources Land Ltd.	2,293	8,029
Country Garden Holdings Co. Ltd.	7,859	9,913
Daito Trust Construction Co. Ltd.	100	12,867
Daiwa House Industry Co. Ltd.	445	13,195
Emaar Development PJSC[2]	3,126	4,460
First Capital Realty, Inc.	508	7,664
Future Land Development Holdings Ltd.	2,000	1,296
Greentown China Holdings Ltd.	2,500	2,335
H&R Real Estate Investment Trust	513	7,886
Jones Lang LaSalle, Inc.	36	5,195
Kaisa Group Holdings Ltd.[2]	4,000	1,283
Land & Houses PCL	21,231	7,550
LendLease Group	549	7,810
Longfor Group Holdings Ltd	1,902	4,910
Megaworld Corp.	378	31
Mirvac Group	1,776	3,097
Mitsui Fudosan Co. Ltd.	400	9,470
Nomura Real Estate Holdings, Inc.	200	4,039
Public Storage	39	7,864
RioCan Real Estate Investment Trust	430	8,210
Robinsons Land Corp.	59	22
Shenzhen Investment Ltd.	12,000	3,834
Shimao Property Holdings Ltd.	2,231	5,565
Sime Darby Property Bhd	6,800	1,939
Sino-Ocean Group Holding Ltd.	6,282	2,770
SmartCentres Real Estate Investment Trust	300	7,081

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Real Estate (Continued)
Tokyo Tatemono Co. Ltd.	400	$4,881
Tokyu Fudosan Holdings Corp.	900	6,275
Total Real Estate		210,374
Retailing—3.5%
Advance Auto Parts, Inc.	44	7,407
Alibaba Group Holding Ltd.[2,3,4]	100	16,476
Amazon.com, Inc.[2]	40	80,120
Best Buy Co., Inc.	255	20,237
Canadian Tire Corp. Ltd., Class A	67	7,844
CarMax, Inc.[2,3]	150	11,200
Dollar General Corp.	157	17,160
Dollar Tree, Inc.[2]	132	10,765
Gap, Inc. (The)	258	7,443
Genuine Parts Co.	134	13,320
GOME Retail Holdings Ltd.[2]	71,224	7,282
Hennes & Mauritz AB, Class B3	876	16,178
Home Depot, Inc. (The)	265	54,895
Imperial Holdings Ltd.	556	6,876
Isetan Mitsukoshi Holdings Ltd.	600	7,369
JD.com, Inc.[2,3,4]	618	16,124
Kingfisher PLC	2,229	7,499
Kohl's Corp.	137	10,213
L Brands, Inc.[3]	184	5,575
Lotte Shopping Co. Ltd.	44	8,310
Lowe's Cos., Inc.	330	37,891
Macy's, Inc.	288	10,002
Magazine Luiza SA	100	3,067
Marks & Spencer Group PLC	2,349	8,847
Nordstrom, Inc.[3]	171	10,227
Petrobras Distribuidora SA	2,500	12,207
Qurate Retail, Inc.[2]	291	6,463
Start Today Co. Ltd.	100	3,029
Target Corp.	386	34,049
Vipshop Holdings Ltd.[2,4]	692	4,318
Yamada Denki Co. Ltd.	1,800	9,112
Zhongsheng Group Holdings Ltd.	2,500	6,090
Total Retailing		477,595
Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	669	31,637
Micron Technology, Inc.[2]	266	12,031
NXP Semiconductors NV	161	13,766
QUALCOMM, Inc.	248	17,863
Renesas Electronics Corp.[2]	1,200	7,501
SK Hynix, Inc.	232	15,289
Taiwan Semiconductor Manufacturing Co. Ltd.	3,943	33,899
Xinyi Solar Holdings Ltd.	16,000	4,928
Total Semiconductors & Semiconductor Equipment		136,914
Software & Services—2.4%
Accenture PLC, Class A	131	22,296
Alliance Data Systems Corp.	22	5,196
Atos SE	88	10,477
Automatic Data Processing, Inc.	70	10,546
Cadence Design Systems, Inc.[2]	127	5,756
CGI Group, Inc., Class A2	143	9,213
Check Point Software Technologies Ltd.[2]	75	8,825
Cognizant Technology Solutions Corp., Class A	121	9,335
Computershare Ltd.	164	2,367
Constellation Software, Inc.	5	3,674

	Shares	Value
Software & Services (Continued)
DXC Technology Co.	114	$10,661
Fortinet, Inc.[2]	70	6,459
Fujitsu Ltd.	290	20,670
GoDaddy, Inc., Class A2	116	9,673
HCL Technologies Ltd.	366	5,492
Infosys Ltd.	772	7,775
International Business Machines Corp.	228	34,476
Jack Henry & Associates, Inc.	70	11,206
Leidos Holdings, Inc.	140	9,682
Microsoft Corp.	424	48,493
Oracle Corp.	367	18,923
Otsuka Corp.	100	3,733
Samsung SDS Co. Ltd.	25	5,206
Synopsys, Inc.[2]	85	8,382
Tata Consultancy Services Ltd.	394	11,869
Tech Mahindra Ltd.	368	3,785
Total System Services, Inc.	66	6,517
Wipro Ltd.	1,053	4,706
Worldpay, Inc., Class A2	32	3,229
Worldpay, Inc., Class A2	43	4,355
Total Software & Services		322,977
Technology Hardware & Equipment—4.8%
Acer, Inc.[2]	7,000	5,789
Alps Electric Co. Ltd.	200	5,082
Apple, Inc.	449	101,357
Arista Networks, Inc.[2]	11	2,924
Arrow Electronics, Inc.[2]	194	14,302
AU Optronics Corp.	14,645	6,187
Avnet, Inc.	257	11,506
Brother Industries Ltd.	300	5,927
BYD Electronic International Co. Ltd.	2,887	4,250
CDW Corp.	161	14,316
Compal Electronics, Inc.	26,430	16,404
F5 Networks, Inc.[2]	44	8,774
Flex Ltd.[2]	783	10,273
FUJIFILM Holdings Corp.	300	13,510
Hewlett Packard Enterprise Co.	773	12,608
Hitachi High-Technologies Corp.	100	3,447
Hitachi Ltd.	920	31,265
Hon Hai Precision Industry Co. Ltd.	22,117	57,370
HP, Inc.	1,035	26,672
HTC Corp.[2]	2,621	3,485
Innolux Corp.	13,000	4,513
Inventec Corp.	20,000	17,948
Konica Minolta, Inc.	600	6,381
Legend Holdings Corp., Class H1	1,000	3,067
Lenovo Group Ltd.	35,027	25,605
LG Display Co. Ltd.	568	9,780
LG Innotek Co. Ltd.	38	4,471
NEC Corp.	500	13,822
Nokia OYJ	2,934	16,279
Palo Alto Networks, Inc.[2]	28	6,307
Pegatron Corp.	8,702	17,414
Quanta Computer, Inc.	9,317	16,234
Ricoh Co. Ltd.	855	9,183
Samsung Electronics Co. Ltd.	2,019	84,546
Seagate Technology PLC	110	5,208
Seiko Epson Corp.	400	6,825

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
TDK Corp.	100	$10,908
Telefonaktiebolaget LM Ericsson, Class B	1,590	14,103
Venture Corp. Ltd.	300	3,871
Western Digital Corp.	99	5,795
Wistron Corp.	17,956	11,703
Xerox Corp.	248	6,691
Total Technology Hardware & Equipment		656,102
Telecommunication Services—4.5%
America Movil SAB de CV, Series L	16,553	13,314
AT&T, Inc.	2,268	76,159
Bharti Airtel Ltd.	1,260	5,885
BT Group PLC	4,942	14,520
CenturyLink, Inc.	389	8,247
China Communications Services Corp. Ltd., Class H	5,907	5,443
China Mobile Ltd.	5,712	56,318
China Unicom Hong Kong Ltd.	15,527	18,295
Chunghwa Telecom Co. Ltd.	5,087	18,327
Deutsche Telekom AG	3,277	52,849
Empresa Nacional de Telecomunicaciones SA	268	2,272
KDDI Corp.	900	24,872
KT Corp.[4]	1,090	16,186
Mobile TeleSystems PJSC[4]	863	7,361
Nippon Telegraph & Telephone Corp.	1,000	45,182
Orange SA	2,094	33,406
SK Telecom Co. Ltd.	56	14,237
SoftBank Group Corp.	400	40,393
Sprint Corp.[2]	2,579	16,867
Telecom Italia SpA[2]	13,099	7,957
Telefonica SA	3,131	24,795
Telstra Corp. Ltd.	4,009	9,253
T-Mobile US, Inc.[2]	322	22,598
Verizon Communications, Inc.	1,012	54,031
Vodafone Group PLC	9,611	20,617
Vodafone Idea Ltd[2]	3,985	2,119
Total Telecommunication Services		611,503
Transportation—2.8%
A.P. Moeller - Maersk A/S, Class B	9	12,644
American Airlines Group, Inc.[3]	388	16,036
Bollore SA	3,285	14,194
C.H. Robinson Worldwide, Inc.	152	14,884
CAR, Inc.[2]	4,000	3,164
China Eastern Airlines Corp. Ltd., Class H	4,000	2,566
COSCO SHIPPING Development Co. Ltd., Class H2	35,000	4,741
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,000	1,989
COSCO SHIPPING Holdings Co. Ltd., Class H2	8,000	3,323
Delta Air Lines, Inc.	363	20,992
Deutsche Lufthansa AG	571	14,034
Deutsche Post AG	962	34,314
DSV A/S	124	11,279
FedEx Corp.	139	33,470
Hyundai Glovis Co. Ltd.	79	9,258
International Consolidated Airlines Group SA	1,449	12,458
Knight-Swift Transportation Holdings, Inc.[3]	156	5,379
Latam Airlines Group SA	529	5,017
Mitsui OSK Lines Ltd.	300	8,756
Nippon Express Co. Ltd.	200	13,136

	Shares	Value
Transportation (Continued)
Nippon Yusen KK	600	$11,288
Royal Mail PLC	1,066	6,632
Ryanair Holdings PLC[2,4]	216	20,745
SG Holdings Co. Ltd.	200	5,242
Sinotrans Ltd., Class H	9,000	3,669
Southwest Airlines Co.	194	12,115
Transurban Group	1,235	10,026
United Continental Holdings, Inc.[2]	199	17,723
United Parcel Service, Inc., Class B	251	29,304
XPO Logistics, Inc.[2]	62	7,079
Yamato Holdings Co. Ltd.	400	12,283
Total Transportation		377,740
Utilities—4.2%
AGL Energy Ltd.	444	6,265
Aguas Andinas SA, Class A	11,538	6,368
Centrica PLC	10,583	21,377
China Power International Development Ltd.	20,000	4,447
China Resources Gas Group Ltd.	1,204	4,901
Colbun SA	9,308	2,004
Datang International Power Generation Co. Ltd., Class H	8,000	2,024
E.ON SE	2,224	22,680
EDP - Energias de Portugal SA	5,161	19,051
Electricite de France SA	2,289	40,212
Endesa SA	842	18,200
Enel Americas SA	27,373	4,205
Enel Chile SA	23,953	2,405
Enel SpA	7,338	37,604
Engie SA	2,582	37,982
ENN Energy Holdings Ltd.	627	5,449
Exelon Corp.	488	21,306
FirstEnergy Corp.	316	11,746
Fortum OYJ	507	12,714
GAIL India Ltd.	1,141	5,965
Huadian Power International Corp. Ltd., Class H	8,000	3,128
Innogy SE1	591	26,421
Kansai Electric Power Co., Inc. (The)	1,100	16,589
Korea Electric Power Corp.	839	22,199
Korea Gas Corp.[2]	235	12,860
Manila Electric Co.	443	2,788
Naturgy Energy Group SA	709	19,361
Orsted A/S1	95	6,456
PG&E Corp.[2]	259	11,917
PGE Polska Grupa Energetyczna SA2	1,184	3,058
Power Grid Corp of India Ltd.	2,040	5,302
RWE AG	835	20,609
SSE PLC	1,649	24,643
Tohoku Electric Power Co., Inc.	1,000	13,576
Tokyo Electric Power Co. Holdings, Inc.[2]	4,800	23,581
Tokyo Gas Co. Ltd.	452	11,112
Uniper SE	1,167	35,934
Veolia Environnement SA	1,043	20,825
Vistra Energy Corp.[2]	254	6,320
Total Utilities		573,584
Total Common Stocks
(Cost $13,005,430)		13,479,832
PREFERRED STOCKS—0.9%
Automobiles & Components—0.7%
Volkswagen AG, 2.75%	547	96,318

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

	Shares	Value
Banks—0.1%
Grupo Aval Acciones y Valores SA, 4.70%	40,346	$15,829
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C2,6	102,987	134
Technology Hardware & Equipment—0.1%
Samsung Electronics Co. Ltd., 2.41%	283	9,657
Utilities—0.0%[5]
Centrais Eletricas Brasileiras SA, Class B2	1,012	4,718
Total Preferred Stocks
(Cost $119,872)		126,656

Money Market Fund—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $21,066)	21,066	21,066

Investment of Cash Collateral for Securities Loaned—0.6%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $86,602)	86,602	86,602
Total Investments—100.4% (Cost $13,232,970)		13,714,156
Liabilities in Excess of Other Assets—(0.4)%		(54,879)
Net Assets—100.0%		$13,659,277

LP	-	Limited Partnership
PCL	-	Public Company Limited
PLC	-	Public Limited Company

1	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $118,083 or 0.86% of the Fund’s net assets at period end.
2	Non-income producing security.
3	All or a portion of the security was on loan. The aggregate value of the securities on loan was $225,521; total value of the collateral held by the Fund was $234,551. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $147,949.
4	American Depositary Receipt.
5	Less than 0.05%
6	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global Revenue ETF

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$4,595,207	33.6%
Japan	1,971,088	14.4
Germany	779,190	5.7
France	751,372	5.5
China	729,597	5.3
United Kingdom	685,798	5.0
South Korea	611,856	4.5
Canada	347,111	2.5
Switzerland	322,126	2.4
Netherlands	311,658	2.3
Taiwan	264,884	1.9
India	240,594	1.8
Russia	226,502	1.7
Spain	186,470	1.4
Australia	179,172	1.3
Brazil	178,886	1.3
Italy	156,806	1.2
Hong Kong	127,666	0.9
Sweden	100,276	0.7
Thailand	86,554	0.6
Mexico	75,473	0.6
South Africa	74,565	0.6
Singapore	66,718	0.5
Norway	53,777	0.4
Turkey	53,329	0.4
Denmark	51,325	0.4
Malaysia	45,364	0.3
Belgium	45,238	0.3
Luxembourg	41,410	0.3
Chile	40,807	0.3
Indonesia	37,107	0.3
Finland	37,098	0.3
Poland	35,012	0.3
Ireland	27,624	0.2
Austria	25,429	0.2
Philippines	21,896	0.2
Portugal	19,050	0.1
United Arab Emirates	17,947	0.1
Israel	17,075	0.1
Colombia	15,829	0.1
Qatar	14,262	0.1
Hungary	7,819	0.1
Macau	7,173	0.1

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
Greece	$6,093	0.1%
New Zealand	5,867	0.0	[1]
Peru	5,349	0.0	[1]
Czech Republic	5,157	0.0	[1]
Bermuda	3,206	0.0	[1]
Pakistan	2,226	0.0	[1]
Egypt	2,118	0.0	[1]
Total Investments	13,714,156	100.4
Liabilities in Excess of Other Assets	(54,879)	(0.4)
Net Assets	$13,659,277	100.0%

1	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—3.3%
Aptiv PLC	704	$59,066
BorgWarner, Inc.	976	41,753
Ford Motor Co.	68,457	633,227
Goodyear Tire & Rubber Co. (The)	2,687	62,849
Total Automobiles & Components		796,895
Banks—2.2%
Bank of America Corp.	14,321	421,897
KeyCorp	1,422	28,284
PNC Financial Services Group, Inc. (The)	555	75,585
Total Banks		525,766
Capital Goods—8.8%
3M Co.	648	136,540
Arconic, Inc.	2,492	54,849
Cummins, Inc.	640	93,485
Deere & Co.	1,004	150,931
Eaton Corp. PLC	1,030	89,332
Flowserve Corp.[1]	290	15,860
Fluor Corp.	1,425	82,792
General Electric Co.	42,767	482,839
Illinois Tool Works, Inc.	421	59,411
Ingersoll-Rand PLC	609	62,301
Johnson Controls International PLC	3,611	126,385
Lockheed Martin Corp.	659	227,988
Masco Corp.	878	32,135
Northrop Grumman Corp.	375	119,014
Parker-Hannifin Corp.	316	58,122
Pentair PLC[1]	426	18,467
Raytheon Co.	544	112,423
Rockwell Automation, Inc.	142	26,628
Rockwell Collins, Inc.	255	35,820
Stanley Black & Decker, Inc.	370	54,183
United Rentals, Inc.[2]	182	29,775
W.W. Grainger, Inc.	129	46,106
Xylem, Inc.	259	20,686
Total Capital Goods		2,136,072
Commercial & Professional Services—0.4%
Nielsen Holdings PLC[1]	1,030	28,490
Waste Management, Inc.	674	60,902
Total Commercial & Professional Services		89,392
Consumer Durables & Apparel—1.4%
Garmin Ltd.	195	13,660
Hanesbrands, Inc.[1]	1,495	27,553
Hasbro, Inc.[1]	195	20,499
NIKE, Inc., Class B	1,813	153,597
PVH Corp.	283	40,865
Tapestry, Inc.	494	24,833
VF Corp.	580	54,201
Total Consumer Durables & Apparel		335,208
Consumer Services—1.4%
Carnival Corp.	1,152	73,463
Hilton Worldwide Holdings, Inc.	468	37,805
Marriott International, Inc., Class A	716	94,533
Royal Caribbean Cruises Ltd.	287	37,293
Starbucks Corp.	1,790	101,744
Total Consumer Services		344,838
Diversified Financials—2.9%
Bank of New York Mellon Corp. (The)	1,413	72,049
BlackRock, Inc.	121	57,031
Franklin Resources, Inc.	830	25,240

	Shares	Value
Diversified Financials (Continued)
Goldman Sachs Group, Inc. (The)	843	$189,034
Invesco Ltd.	946	21,644
Moody's Corp.	109	18,225
Morgan Stanley	4,115	191,636
MSCI, Inc.	33	5,855
Northern Trust Corp.	246	25,124
S&P Global, Inc.	125	24,424
State Street Corp.	575	48,173
T. Rowe Price Group, Inc.	196	21,399
Total Diversified Financials		699,834
Energy—9.6%
Apache Corp.[1]	614	29,269
Baker Hughes a GE Co.	2,869	97,058
ConocoPhillips	1,798	139,165
Devon Energy Corp.	1,450	57,913
EOG Resources, Inc.	504	64,295
EQT Corp.	346	15,304
Exxon Mobil Corp.	12,286	1,044,556
Halliburton Co.	2,438	98,812
Hess Corp.	358	25,626
HollyFrontier Corp.	1,028	71,857
Marathon Oil Corp.	1,039	24,188
Marathon Petroleum Corp.	3,950	315,881
Newfield Exploration Co.[2]	320	9,226
Noble Energy, Inc.[1]	598	18,652
Occidental Petroleum Corp.	761	62,531
ONEOK, Inc.	788	53,419
Schlumberger Ltd.	2,251	137,131
TechnipFMC PLC	1,880	58,750
Total Energy		2,323,633
Food & Staples Retailing—5.4%
Kroger Co. (The)	17,584	511,870
Sysco Corp.	3,426	250,955
Walgreens Boots Alliance, Inc.	7,466	544,271
Total Food & Staples Retailing		1,307,096
Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	1,306	78,765
Brown-Forman Corp., Class B	277	14,002
Campbell Soup Co.	914	33,480
Coca-Cola Co. (The)	3,001	138,616
General Mills, Inc.	1,492	64,037
Hershey Co. (The)	312	31,824
Hormel Foods Corp.[1]	1,002	39,479
JM Smucker Co. (The)[1]	287	29,449
Kellogg Co.	763	53,425
McCormick & Co., Inc.	170	22,398
Molson Coors Brewing Co., Class B	708	43,542
Mondelez International, Inc., Class A	2,563	110,107
PepsiCo, Inc.	2,383	266,419
Philip Morris International, Inc.	1,549	126,305
Total Food, Beverage & Tobacco		1,051,848
Health Care Equipment & Services—12.6%
Abbott Laboratories	1,826	133,955
Aetna, Inc.	1,260	255,591
Anthem, Inc.	1,413	387,233
Baxter International, Inc.	599	46,177
Becton Dickinson and Co.	238	62,118
Boston Scientific Corp.[2]	1,060	40,810
Cigna Corp.	922	192,006

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
Health Care Equipment & Services (Continued)
CVS Health Corp.	9,980	$785,626
Edwards Lifesciences Corp.[2]	97	16,888
Henry Schein, Inc.[1,2]	641	54,504
Medtronic PLC	1,305	128,373
ResMed, Inc.	87	10,035
UnitedHealth Group, Inc.	3,402	905,068
Varian Medical Systems, Inc.[2]	107	11,976
Zimmer Biomet Holdings, Inc.	254	33,393
Total Health Care Equipment & Services		3,063,753
Household & Personal Products—2.1%
Church & Dwight Co., Inc.	283	16,802
Clorox Co. (The)[1]	169	25,419
Colgate-Palmolive Co.	961	64,339
Estee Lauder Cos., Inc., (The), Class A	402	58,418
Kimberly-Clark Corp.	670	76,139
Procter & Gamble Co. (The)	3,317	276,074
Total Household & Personal Products		517,191
Insurance—3.4%
Allstate Corp. (The)	1,615	159,400
Hartford Financial Services Group, Inc. (The)	1,531	76,489
MetLife, Inc.	5,890	275,181
Principal Financial Group, Inc.	993	58,180
Prudential Financial, Inc.	2,444	247,626
Total Insurance		816,876
Materials—2.9%
Air Products & Chemicals, Inc.	218	36,417
Albemarle Corp.	131	13,071
Avery Dennison Corp.	263	28,496
Ball Corp.[1]	1,092	48,037
Eastman Chemical Co.	423	40,490
Ecolab, Inc.	380	59,576
FMC Corp.	192	16,739
International Flavors & Fragrances, Inc.[1]	107	14,886
International Paper Co.	1,830	89,944
LyondellBasell Industries NV, Class A	1,526	156,430
Newmont Mining Corp.	973	29,385
PPG Industries, Inc.	559	61,004
Praxair, Inc.	302	48,540
Sherwin-Williams Co. (The)	157	71,468
Total Materials		714,483
Media & Entertainment—1.4%
Interpublic Group of Cos., Inc. (The)	1,601	36,615
Viacom, Inc., Class B	1,664	56,177
Walt Disney Co. (The)	2,230	260,776
Total Media & Entertainment		353,568
Pharmaceuticals, Biotechnology & Life Sciences—4.5%
AbbVie, Inc.	1,427	134,966
Agilent Technologies, Inc.	287	20,245
Allergan PLC	356	67,811
Biogen, Inc.[2]	141	49,817
Bristol-Myers Squibb Co.	1,478	91,754
Celgene Corp.[2]	680	60,853
Eli Lilly & Co.	956	102,588
Gilead Sciences, Inc.	1,318	101,763
Illumina, Inc.[2]	37	13,581
Merck & Co., Inc.	2,467	175,009
Mettler-Toledo International, Inc.[2]	20	12,180
Pfizer, Inc.	5,134	226,255

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Regeneron Pharmaceuticals, Inc.[2]	67	$27,071
Total Pharmaceuticals, Biotechnology & Life Sciences		1,083,893
Real Estate—1.0%
AvalonBay Communities, Inc.	51	9,238
Boston Properties, Inc.	88	10,832
CBRE Group, Inc., Class A2	1,638	72,236
Equinix, Inc.	46	19,913
HCP, Inc.	295	7,764
Host Hotels & Resorts, Inc.	1,090	22,999
Iron Mountain, Inc.	477	16,466
Prologis, Inc.	158	10,711
SL Green Realty Corp.	56	5,462
Ventas, Inc.	276	15,009
Vornado Realty Trust	121	8,833
Welltower, Inc.	284	18,267
Weyerhaeuser Co.	975	31,463
Total Real Estate		249,193
Retailing—6.2%
Best Buy Co., Inc.	2,279	180,862
eBay, Inc.[2]	1,278	42,200
Gap, Inc. (The)	2,499	72,096
Home Depot, Inc. (The)	2,086	432,115
Kohl's Corp.	1,105	82,378
L Brands, Inc.[1]	1,811	54,873
Lowe's Cos., Inc.	2,566	294,628
Macy's, Inc.[1]	3,036	105,440
Nordstrom, Inc.[1]	1,115	66,688
TJX Cos., Inc. (The)	1,471	164,781
Total Retailing		1,496,061
Semiconductors & Semiconductor Equipment—3.5%
Advanced Micro Devices, Inc.[1,2]	887	27,399
Analog Devices, Inc.	274	25,334
Applied Materials, Inc.	1,830	70,729
Broadcom, Inc.	344	84,875
Intel Corp.	6,050	286,105
KLA-Tencor Corp.	163	16,579
Lam Research Corp.	300	45,510
Microchip Technology, Inc.[1]	215	16,966
Micron Technology, Inc.[2]	2,679	121,171
NVIDIA Corp.	190	53,394
Skyworks Solutions, Inc.	176	15,965
Texas Instruments, Inc.	600	64,374
Xilinx, Inc.	140	11,224
Total Semiconductors & Semiconductor Equipment		839,625
Software & Services—6.5%
Accenture PLC, Class A	994	169,179
Adobe Systems, Inc.[2]	131	35,363
Akamai Technologies, Inc.[2]	150	10,972
Autodesk, Inc.[2]	62	9,679
CA, Inc.	397	17,527
Cognizant Technology Solutions Corp., Class A	842	64,960
DXC Technology Co.	1,061	99,225
International Business Machines Corp.	2,270	343,247
Intuit, Inc.	114	25,924
Microsoft Corp.	4,100	468,917
Oracle Corp.	3,325	171,437
salesforce.com, Inc.[2]	320	50,890

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer ESG Revenue ETF

	Shares	Value
Software & Services (Continued)
Symantec Corp.	973	$20,705
Visa, Inc., Class A	563	84,501
Total Software & Services		1,572,526
Technology Hardware & Equipment—3.8%
Cisco Systems, Inc.	4,326	210,460
Corning, Inc.	1,231	43,454
Hewlett Packard Enterprise Co.	7,711	125,767
HP, Inc.	9,503	244,892
Juniper Networks, Inc.	677	20,290
Motorola Solutions, Inc.	224	29,151
NetApp, Inc.	294	25,252
Seagate Technology PLC	957	45,314
TE Connectivity Ltd.	657	57,770
Western Digital Corp.	1,450	84,883
Xerox Corp.	1,534	41,387
Total Technology Hardware & Equipment		928,620
Telecommunication Services—5.0%
AT&T, Inc.	19,919	668,880
Verizon Communications, Inc.	10,120	540,307
Total Telecommunication Services		1,209,187
Transportation—2.3%
FedEx Corp.	1,126	271,130
United Parcel Service, Inc., Class B	2,492	290,941
Total Transportation		562,071
Utilities—4.9%
AES Corp.	3,485	48,790
Ameren Corp.	410	25,920
American Electric Power Co., Inc.	942	66,769
American Water Works Co., Inc.	160	14,075
CMS Energy Corp.	577	28,273
Consolidated Edison, Inc.	661	50,362
Dominion Energy, Inc.	772	54,256
DTE Energy Co.	515	56,202
Duke Energy Corp.	1,296	103,706
Edison International	757	51,234
Entergy Corp.[1]	574	46,569
Eversource Energy	544	33,423
Exelon Corp.	3,441	150,234
FirstEnergy Corp.	1,465	54,454
NextEra Energy, Inc.	406	68,046
NiSource, Inc.	832	20,733
NRG Energy, Inc.	1,264	47,274
Pinnacle West Capital Corp.	190	15,044
PPL Corp.	1,100	32,186
Public Service Enterprise Group, Inc.	743	39,223
Southern Co. (The)	2,356	102,722
WEC Energy Group, Inc.	481	32,111
Xcel Energy, Inc.	1,013	47,824
Total Utilities		1,189,430
Total Common Stocks
(Cost $20,988,259)		24,207,059

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $25,691)	25,691	25,691
Total Investments—99.9%
(Cost $21,013,950)		24,232,750
Other Assets in Excess of Liabilities—0.1%		22,890
Net Assets—100.0%		$24,255,640

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $639,933; total value of the collateral held by the Fund was $653,383. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $653,383.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Global ESG Revenue ETF

	Shares	Value
COMMON STOCKS—99.0%
Automobiles & Components—4.1%
Astra International Tbk PT	35,434	$17,477
Bayerische Motoren Werke AG	1,353	122,122
BYD Co. Ltd., Class H1	1,019	7,319
Cie Generale des Etablissements Michelin	252	30,133
Daimler AG	3,656	230,794
Denso Corp.	1,239	65,438
Eicher Motors Ltd.	4	1,335
Geely Automobile Holdings Ltd.	8,310	16,567
Guangzhou Automobile Group Co. Ltd., Class H	3,406	3,774
Hankook Tire Co. Ltd.	178	8,039
Honda Motor Co. Ltd.	5,772	174,758
Magna International, Inc.	927	48,659
Mahindra & Mahindra Ltd.	1,201	14,264
NGK Spark Plug Co. Ltd.	167	4,867
Nokian Renkaat OYJ	51	2,090
Peugeot SA	3,331	89,876
Pirelli & C SpA[2,3]	868	7,287
Renault SA	1,017	88,003
Stanley Electric Co. Ltd.	152	5,199
Sumitomo Rubber Industries Ltd.	671	10,072
Tesla, Inc.[1,2]	48	12,709
Valeo SA	581	25,239
Yamaha Motor Co. Ltd.	741	20,778
Total Automobiles & Components		1,006,799
Banks—8.1%
ABN AMRO Group NV3	888	24,187
Absa Group Ltd.	1,091	11,709
Abu Dhabi Commercial Bank PJSC	2,286	4,935
AIB Group PLC	1,319	6,756
AIB Group PLC	461	2,383
AMMB Holdings Bhd	2,434	2,429
Australia & New Zealand Banking Group Ltd.	1,586	32,338
Axis Bank Ltd.[2]	1,148	9,712
Banco Bilbao Vizcaya Argentaria SA	9,435	60,164
Banco Bradesco SA	5,694	36,714
Banco de Credito e Inversiones	61	4,114
Banco de Sabadell SA	6,482	10,081
Banco do Brasil SA	7,698	56,768
Banco Santander Brasil SA	3,129	27,979
Banco Santander Chile	65,180	5,201
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,518	3,924
Banco Santander SA	21,354	107,532
Bancolombia SA	458	4,920
Bank Central Asia Tbk PT	3,631	5,885
Bank Danamon Indonesia Tbk PT	4,451	2,151
Bank Handlowy w Warszawie SA	43	901
Bank Hapoalim B.M.	805	5,898
Bank Leumi Le-Israel B.M.	828	5,463
Bank Mandiri Persero Tbk PT	19,208	8,669
Bank Millennium SA2	497	1,247
Bank Negara Indonesia Persero Tbk PT	11,177	5,550
Bank of Montreal	343	28,271
Bank of Nova Scotia (The)	577	34,367
Bank of the Philippine Islands	1,321	2,037
Bank Polska Kasa Opieki SA	94	2,708

	Shares	Value
Banks (Continued)
Bank Rakyat Indonesia Persero Tbk PT	47,900	$10,125
Bankinter SA	415	3,823
Bendigo & Adelaide Bank Ltd.	318	2,473
BNK Financial Group, Inc.	574	4,450
BNP Paribas SA	2,301	140,873
BOC Hong Kong Holdings Ltd.	3,113	14,799
CaixaBank SA	3,610	16,512
Canadian Imperial Bank of Commerce[1]	232	21,723
China CITIC Bank Corp. Ltd., Class H	24,902	15,944
China Everbright Bank Co. Ltd., Class H	21,557	9,560
China Merchants Bank Co. Ltd., Class H	3,205	13,025
CIMB Group Holdings Bhd	5,691	8,265
Comerica, Inc.	42	3,788
Commercial Bank PQSC (The)	202	2,241
Commercial International Bank Egypt SAE	499	2,318
Commerzbank AG2	1,798	18,743
Commonwealth Bank of Australia	712	36,788
Concordia Financial Group Ltd.	764	3,747
Credicorp Ltd.	30	6,692
Credit Agricole SA	7,467	107,423
DBS Group Holdings Ltd.	730	13,939
DGB Financial Group, Inc.	347	3,175
DNB ASA	540	11,356
Dubai Islamic Bank PJSC	3,005	4,410
E.Sun Financial Holding Co. Ltd.	4,018	2,967
Erste Group Bank AG2	328	13,631
First Abu Dhabi Bank PJSC	2,164	8,425
Grupo Financiero Banorte SAB de CV, Class O	1,642	11,881
Hana Financial Group, Inc.	394	15,824
Hang Seng Bank Ltd.	265	7,200
Housing Development Finance Corp. Ltd.	450	10,892
ICICI Bank Ltd.	4,400	18,546
Indiabulls Housing Finance Ltd.	129	1,525
ING Groep NV	5,422	70,433
Intesa Sanpaolo SpA	12,223	31,248
Kasikornbank PCL	3,092	20,652
KB Financial Group, Inc.	725	35,425
KBC Group NV	243	18,092
KeyCorp	398	7,916
Komercni banka as	45	1,847
Krung Thai Bank PCL	9,932	6,204
Malayan Banking Bhd	4,279	10,122
mBank SA	19	2,307
MCB Bank Ltd.	435	705
Mega Financial Holding Co. Ltd.	4,116	3,707
Mizrahi Tefahot Bank Ltd.	135	2,366
Mizuho Financial Group, Inc.	21,011	36,663
National Australia Bank Ltd.	1,463	29,438
National Bank of Canada	179	8,933
Nedbank Group Ltd.	521	9,743
Nordea Bank AB	1,723	18,766
OTP Bank Nyrt	141	5,225
Oversea-Chinese Banking Corp. Ltd.	3,062	25,637
People's United Financial, Inc.[1]	96	1,644
PNC Financial Services Group, Inc. (The)	161	21,927
Public Bank Bhd	930	5,618
Qatar National Bank QPSC	379	18,421
Raiffeisen Bank International AG	357	10,283

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Banks (Continued)
Regions Financial Corp.	385	$7,065
Resona Holdings, Inc.	1,393	7,828
RHB Bank Bhd	2,704	3,528
Royal Bank of Canada	644	51,586
Santander Bank Polska SA	34	3,464
Shinhan Financial Group Co. Ltd.	640	25,963
Siam Commercial Bank PCL (The)	1,874	8,634
Skandinaviska Enskilda Banken AB, Class A	886	9,887
Societe Generale SA	2,195	94,255
Standard Bank Group Ltd.	1,760	21,765
Standard Chartered PLC	3,140	26,059
Sumitomo Mitsui Financial Group, Inc.	1,600	64,600
Sumitomo Mitsui Trust Holdings, Inc.	360	14,820
SVB Financial Group[2]	8	2,487
Svenska Handelsbanken AB, Class A	629	7,939
Swedbank AB, Class A	338	8,373
Taishin Financial Holding Co. Ltd.	4,603	2,224
Taiwan Business Bank	3,192	1,160
TMB Bank PCL	27,828	1,979
Toronto-Dominion Bank (The)	753	45,724
Turkiye Garanti Bankasi AS	9,789	12,564
UniCredit SpA	2,495	37,569
United Overseas Bank Ltd.	610	12,090
Westpac Banking Corp.	1,585	32,031
Yes Bank Ltd.	823	2,085
Total Banks		1,991,077
Capital Goods—11.5%
3M Co.	194	40,878
ABB Ltd.	1,872	44,443
Aboitiz Equity Ventures, Inc.	3,406	3,089
Acuity Brands, Inc.	30	4,716
AGCO Corp.	175	10,638
Airbus SE	745	93,610
Alfa Laval AB	205	5,555
Allegion PLC[1]	35	3,170
Alstom SA	262	11,713
Amada Holdings Co. Ltd.	358	3,823
ANDRITZ AG	144	8,405
Arconic, Inc.	758	16,684
Ashtead Group PLC	203	6,451
Assa Abloy AB, Class B	513	10,305
Atlas Copco AB, Class A	364	10,486
Atlas Copco AB, Class B	230	6,133
BAE Systems PLC	3,683	30,248
Bidvest Group Ltd. (The)	514	6,720
Boeing Co. (The)	333	123,843
Bouygues SA	1,101	47,610
Brenntag AG	282	17,412
Bunzl PLC	471	14,821
CAE, Inc.	134	2,718
Caterpillar, Inc.	408	62,216
Cie de Saint-Gobain	1,412	60,919
CNH Industrial NV	3,038	36,521
Cummins, Inc.	183	26,731
Daifuku Co. Ltd.[1]	100	5,097
Daikin Industries Ltd.	201	26,765
DCC PLC	255	23,161

	Shares	Value
Capital Goods (Continued)
Deere & Co.	292	$43,896
Eaton Corp. PLC	315	27,320
Eiffage SA	202	22,561
Elbit Systems Ltd.	34	4,312
Epiroc AB, Class A2	316	3,528
Epiroc AB, Class B2	141	1,451
Far Eastern New Century Corp.	8,402	9,824
Fastenal Co.[1]	95	5,512
Ferguson PLC	330	28,036
Ferrovial SA	805	16,709
Finning International, Inc.	262	6,395
Flowserve Corp.[1]	87	4,758
Fluor Corp.	417	24,228
Fortune Brands Home & Security, Inc.	118	6,178
Fuji Electric Co. Ltd.	326	13,059
GEA Group AG	189	6,735
Geberit AG	8	3,728
General Electric Co.	11,992	135,390
HAP Seng Consolidated Bhd	727	1,739
Harris Corp.	45	7,614
HD Supply Holdings, Inc.[2]	125	5,349
Hino Motors Ltd.	1,877	20,557
Hitachi Construction Machinery Co. Ltd.	388	12,981
Hiwin Technologies Corp.	3	25
HOCHTIEF AG	204	33,836
Honeywell International, Inc.	327	54,413
Huntington Ingalls Industries, Inc.	37	9,475
IHI Corp.	458	17,359
Ingersoll-Rand PLC	179	18,312
ITOCHU Corp.	3,800	69,587
Jacobs Engineering Group, Inc.	264	20,196
Johnson Controls International PLC	946	33,110
Kajima Corp.	1,491	21,672
Kawasaki Heavy Industries Ltd.	602	16,986
Keihan Holdings Co. Ltd.	65	2,484
Keppel Corp. Ltd.	1,181	6,016
KION Group AG	165	10,146
KOC Holding AS	10,318	29,302
Komatsu Ltd.	1,020	31,035
Kone OYJ, Class B	213	11,385
Kubota Corp.	1,305	22,186
Kurita Water Industries Ltd.	100	2,914
Legrand SA	110	8,021
Lennox International, Inc.	21	4,586
LG Corp.	186	12,174
LIXIL Group Corp.	1,100	21,189
Lockheed Martin Corp.	196	67,808
MAN SE	181	19,688
Masco Corp.	247	9,040
Meggitt PLC	476	3,516
Metso OYJ	115	4,079
Middleby Corp. (The)[1,2]	25	3,234
Mitsubishi Electric Corp.	3,705	50,771
Mitsubishi Heavy Industries Ltd.	1,214	46,888
MTU Aero Engines AG	33	7,440
Nabtesco Corp.	104	2,765
NGK Insulators Ltd.[1]	375	6,187

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Capital Goods (Continued)
Northrop Grumman Corp.	108	$34,276
NSK Ltd.	1,035	11,864
Obayashi Corp.	2,261	21,419
OSRAM Licht AG	141	5,611
Owens Corning	136	7,381
Parker-Hannifin Corp.	101	18,577
Raytheon Co.	157	32,446
Rexel SA	1,223	18,374
Rockwell Automation, Inc.	47	8,813
Rockwell Collins, Inc.	75	10,535
Rolls-Royce Holdings PLC[2]	2,016	25,958
Roper Technologies, Inc.	20	5,924
Safran SA	200	28,039
Sandvik AB	756	13,410
Schneider Electric SE	484	38,958
Sembcorp Industries Ltd.	3,943	8,917
Shimizu Corp.	1,926	17,584
Siemens AG	986	126,366
Siemens Ltd.	138	1,799
Sime Darby Bhd	15,987	10,082
Singapore Technologies Engineering Ltd.	2,498	6,508
SK Holdings Co. Ltd.	548	141,786
Skanska AB, Class B	1,188	23,317
SKF AB, Class B	536	10,568
Smiths Group PLC	253	4,934
Snap-on, Inc.[1]	27	4,957
SNC-Lavalin Group, Inc.	226	9,209
Spirit AeroSystems Holdings, Inc., Class A	101	9,259
Taisei Corp.	395	18,014
Thales SA	170	24,159
THK Co. Ltd.	154	3,921
TOTO Ltd.	147	6,102
Travis Perkins PLC	712	9,893
United Rentals, Inc.[2]	56	9,162
United Technologies Corp.	562	78,573
Vestas Wind Systems A/S	224	15,156
Vinci SA	658	62,685
Volvo AB, Class B	2,361	41,708
W.W. Grainger, Inc.[1]	36	12,867
WABCO Holdings, Inc.[2]	36	4,246
Wartsila OYJ Abp	338	6,592
WEG SA	610	3,017
Weir Group PLC (The)	176	4,046
WSP Global, Inc.	126	6,891
Xylem, Inc.	79	6,310
Total Capital Goods		2,824,779
Commercial & Professional Services—1.1%
Adecco Group AG	578	30,498
Babcock International Group PLC	810	7,637
Brambles Ltd.	864	6,814
Bureau Veritas SA	261	6,739
China Everbright International Ltd.	3,249	2,807
Copart, Inc.[1,2]	35	1,804
Dai Nippon Printing Co. Ltd.	742	17,259
Edenred	48	1,830
Experian PLC	236	6,064
IHS Markit Ltd.[2]	84	4,533

	Shares	Value
Commercial & Professional Services (Continued)
Intertek Group PLC	66	$4,296
ISS A/S	451	15,875
ManpowerGroup, Inc.	297	25,530
Park24 Co. Ltd.	100	3,024
Randstad NV	547	29,213
Recruit Holdings Co. Ltd.	854	28,511
RELX PLC[2]	278	5,843
RELX PLC	280	5,901
Robert Half International, Inc.	88	6,193
SEEK Ltd.	64	961
SGS SA	3	7,936
Societe BIC SA	32	2,931
Sohgo Security Services Co. Ltd.	118	5,189
Teleperformance	32	6,040
Toppan Printing Co. Ltd.	1,246	20,020
Wolters Kluwer NV	104	6,484
Total Commercial & Professional Services		259,932
Consumer Durables & Apparel—3.0%
adidas AG	128	31,355
Arcelik AS	2,538	5,851
Asics Corp.	327	4,877
Barratt Developments PLC	1,131	8,363
Berkeley Group Holdings PLC	91	4,366
Burberry Group PLC	150	3,942
Casio Computer Co. Ltd.[1]	57	932
Cie Financiere Richemont SA	171	14,005
Electrolux AB, Series B	795	17,521
Gildan Activewear, Inc.	112	3,405
Hanesbrands, Inc.[1]	419	7,722
Hasbro, Inc.[1]	61	6,412
HengTen Networks Group Ltd.[1,2]	1,133	43
HUGO BOSS AG	49	3,775
Husqvarna AB, Class B	557	4,741
Kering	38	20,378
LG Electronics, Inc.	943	60,359
Li & Fung Ltd.	37,962	8,490
Luxottica Group SpA	203	13,798
LVMH Moet Hennessy Louis Vuitton SE	180	63,683
Mattel, Inc.[1,2]	386	6,060
Mohawk Industries, Inc.[2]	61	10,696
Newell Brands, Inc.[1]	824	16,727
NIKE, Inc., Class B	416	35,244
Nikon Corp.	423	7,951
Panasonic Corp.	7,627	88,870
Pandora A/S	80	4,998
Persimmon PLC	180	5,551
Puma SE	12	5,924
PVH Corp.	75	10,830
SEB SA	52	8,854
Sega Sammy Holdings, Inc.	275	4,055
Sekisui Chemical Co. Ltd.	766	14,135
Sekisui House Ltd.	1,448	22,086
Sharp Corp.[1]	1,000	20,328
Sony Corp.	1,771	108,613
Swatch Group AG (The)	14	5,594
Swatch Group AG (The)	49	3,838
Taylor Wimpey PLC	3,011	6,746

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Consumer Durables & Apparel (Continued)
Titan Co. Ltd.	219	$2,434
Under Armour, Inc., Class A1,2	127	2,695
Under Armour, Inc., Class C1,2	148	2,880
VF Corp.	164	15,326
Whirlpool Corp.	183	21,731
Yamaha Corp.	149	7,897
Total Consumer Durables & Apparel		724,081
Consumer Services—0.8%
Accor SA	52	2,671
Alsea SAB de CV	775	2,639
Aristocrat Leisure Ltd.	109	2,243
Benesse Holdings, Inc.	133	3,788
China Travel International Investment Hong Kong Ltd.	1,756	565
Compass Group PLC	1,662	36,975
Crown Resorts Ltd.	285	2,823
Flight Centre Travel Group Ltd.	49	1,885
Hilton Worldwide Holdings, Inc.	135	10,905
InterContinental Hotels Group PLC	31	1,932
Kangwon Land, Inc.	65	1,682
Marriott International, Inc., Class A	218	28,782
Melco Resorts & Entertainment Ltd.[4]	311	6,578
Merlin Entertainments PLC[3]	518	2,705
MGM China Holdings Ltd.	1,299	2,058
Minor International PCL	1,713	2,172
OPAP SA	172	1,806
Oriental Land Co. Ltd.	83	8,681
Paddy Power Betfair PLC	48	4,098
Sands China Ltd.	2,009	9,102
Shangri-La Asia Ltd.	1,374	2,044
Sodexo SA	281	29,812
Tabcorp Holdings Ltd.	1,393	4,908
TUI AG	1,462	28,083
Vail Resorts, Inc.	8	2,195
Whitbread PLC	102	6,274
Total Consumer Services		207,406
Diversified Financials—3.9%
3i Group PLC	140	1,718
AEON Financial Service Co. Ltd.	239	4,951
Ally Financial, Inc.	443	11,717
American Express Co.	443	47,175
Ameriprise Financial, Inc.	106	15,652
AMP Ltd.	1,146	2,645
Amundi SA3	46	3,448
ASX Ltd.	15	691
B3 SA - Brasil Bolsa Balcao	278	1,629
Bajaj Finance Ltd.	58	1,735
Bank of New York Mellon Corp. (The)	393	20,039
BlackRock, Inc.	35	16,497
Brookfield Asset Management, Inc., Class A	1,411	62,756
Chailease Holding Co. Ltd.	1,000	3,504
Challenger Ltd.	234	1,896
CME Group, Inc.	28	4,766
Coronation Fund Managers Ltd.	85	324
Credit Suisse Group AG2	2,588	39,080
Deutsche Bank AG	5,175	59,074
Deutsche Boerse AG	32	4,289
Eurazeo SE	68	5,359

	Shares	Value
Diversified Financials (Continued)
EXOR NV	3,326	$223,367
FirstRand Ltd.[1]	2,637	12,647
Franklin Resources, Inc.	246	7,481
Fubon Financial Holding Co. Ltd.	2,635	4,470
Goldman Sachs Group, Inc. (The)	232	52,024
Groupe Bruxelles Lambert SA	75	7,866
Hong Kong Exchanges & Clearing Ltd.	55	1,575
IGM Financial, Inc.	100	2,746
Industrivarden AB, Class C	3	67
Investec Ltd.	332	2,335
Investec PLC	782	5,503
Investor AB, Class B	84	3,879
Japan Exchange Group, Inc.	100	1,743
Julius Baer Group Ltd.[2]	86	4,324
Kinnevik AB, Class B	11	333
L E Lundbergforetagen AB, Class B	57	1,920
London Stock Exchange Group PLC	54	3,229
Macquarie Group Ltd.	51	4,651
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,725	10,160
Moody's Corp.	31	5,183
Morgan Stanley	1,127	52,484
Natixis SA	5,553	37,693
Northern Trust Corp.	69	7,047
Onex Corp.	403	27,539
ORIX Corp.	2,035	33,001
PSG Group Ltd.	146	2,363
Remgro Ltd.	171	2,384
RMB Holdings Ltd.	2	11
Rural Electrification Corp. Ltd.	2,568	3,468
S&P Global, Inc.	38	7,425
Samsung Card Co. Ltd.	127	4,213
Schroders PLC	86	3,471
Singapore Exchange Ltd.	101	545
Standard Life Aberdeen PLC	6,624	26,424
State Street Corp.	169	14,159
T. Rowe Price Group, Inc.	55	6,005
UBS Group AG2	3,164	50,207
Voya Financial, Inc.	171	8,494
Wendel SA	83	12,359
Yuanta Financial Holding Co. Ltd.	10,308	5,435
Total Diversified Financials		969,175
Energy—8.0%
Aker BP ASA	95	4,029
ARC Resources Ltd.	73	813
Baker Hughes a GE Co.[1]	835	28,248
Banpu PCL	5,883	3,475
Caltex Australia Ltd.	808	17,480
Cameco Corp.	203	2,313
Cenovus Energy, Inc.	1,805	18,111
ConocoPhillips	517	40,016
Cosan SA	331	2,686
Devon Energy Corp.	405	16,176
Empresas COPEC SA	1,680	25,883
Enagas SA	64	1,728
Enbridge, Inc.	1,218	39,275
Encana Corp.	409	5,357
Energy Absolute PCL	362	540

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Energy (Continued)
Equinor ASA	3,143	$88,578
Exxaro Resources Ltd.[1]	213	2,188
Galp Energia SGPS SA	1,012	20,088
GS Holdings Corp.	361	17,932
Hess Corp.	100	7,158
Husky Energy, Inc.	1,117	19,599
Idemitsu Kosan Co. Ltd.	920	48,679
Imperial Oil Ltd.	872	28,199
Indian Oil Corp. Ltd.	33,514	70,898
Inpex Corp.	923	11,515
IRPC PCL	44,119	9,277
John Wood Group PLC	1,534	15,435
JXTG Holdings, Inc.	16,694	126,147
Koninklijke Vopak NV	39	1,922
Lundin Petroleum AB	75	2,869
Marathon Oil Corp.	278	6,472
MOL Hungarian Oil & Gas PLC	1,843	19,855
National Oilwell Varco, Inc.	200	8,616
Neste OYJ	233	19,269
Newfield Exploration Co.[2]	77	2,220
Noble Energy, Inc.[1]	169	5,271
Novatek PJSC	131	24,104
Oil Search Ltd.	196	1,281
OMV AG	560	31,475
ONEOK, Inc.	229	15,524
Origin Energy Ltd.[2]	2,204	13,172
Pembina Pipeline Corp.	156	5,297
Petronas Dagangan Bhd	1,217	7,722
Phillips 66	1,057	119,145
Polski Koncern Naftowy ORLEN SA	1,238	33,921
PTT Exploration & Production PCL	1,255	6,015
PTT PCL	47,215	79,203
Repsol SA	3,311	66,012
Royal Dutch Shell PLC, Class A	6,529	224,475
Royal Dutch Shell PLC, Class B	5,224	183,184
Santos Ltd.	785	4,124
Schlumberger Ltd.	592	36,065
Showa Shell Sekiyu KK	1,335	28,290
Snam SpA	828	3,452
S-Oil Corp.	213	26,307
Suncor Energy, Inc.	777	30,044
TechnipFMC PLC	620	19,375
Thai Oil PCL	4,951	13,549
TOTAL SA	3,014	195,482
TransCanada Corp.	286	11,563
Ultrapar Participacoes SA	2,609	24,388
United Tractors Tbk PT	2,535	5,614
Vermilion Energy, Inc.[1]	25	823
Woodside Petroleum Ltd.	170	4,745
Total Energy		1,952,668
Food & Staples Retailing—3.9%
Aeon Co. Ltd.	4,472	107,779
Atacadao Distribuicao Comercio e Industria Ltda	4,692	17,400
Carrefour SA	6,720	128,787
Casino Guichard Perrachon SA1	1,501	63,146
Clicks Group Ltd.	203	2,510
Empire Co. Ltd.	752	13,695

	Shares	Value
Food & Staples Retailing (Continued)
George Weston Ltd.	573	$43,341
ICA Gruppen AB1	501	15,887
J Sainsbury PLC	10,573	44,369
Jeronimo Martins SGPS SA	1,584	23,338
Koninklijke Ahold Delhaize NV	3,785	86,826
Lawson, Inc.	90	5,483
Loblaw Cos. Ltd.	840	43,124
METRO AG	3,963	62,141
Metro, Inc.	441	13,708
Pick n Pay Stores Ltd.	1,581	7,684
President Chain Store Corp.	1,134	13,315
Seven & i Holdings Co. Ltd.	1,661	73,995
SPAR Group Ltd. (The)	693	9,017
Tesco PLC	33,700	105,384
Wm Morrison Supermarkets PLC	8,119	27,464
Woolworths Group Ltd.	2,445	49,676
Total Food & Staples Retailing		958,069
Food, Beverage & Tobacco—4.4%
Ajinomoto Co., Inc.	743	12,759
Ambev SA	3,292	15,118
Anadolu Efes Biracilik Ve Malt Sanayii AS	907	3,183
Anheuser-Busch InBev SA	604	52,770
Arca Continental SAB de CV	1,452	9,386
Archer-Daniels-Midland Co.	1,470	73,897
Associated British Foods PLC	819	24,458
Barry Callebaut AG	5	9,521
British American Tobacco Malaysia Bhd	102	782
British American Tobacco PLC	690	32,253
Bunge Ltd.	870	59,778
Campbell Soup Co.	234	8,571
Carlsberg A/S, Class B	73	8,760
Cia Cervecerias Unidas SA	223	3,100
CJ CheilJedang Corp.	58	17,438
Coca-Cola Amatil Ltd.	629	4,442
Coca-Cola Co. (The)	891	41,155
Coca-Cola European Partners PLC	372	16,915
Coca-Cola Femsa SAB de CV, Series L	509	3,110
Coca-Cola HBC AG2	275	9,371
Coca-Cola Icecek AS	463	2,602
Conagra Brands, Inc.	245	8,323
Danone SA	473	36,644
Diageo PLC	800	28,366
Fraser & Neave Holdings Bhd	100	911
General Mills, Inc.	409	17,554
Grupo Bimbo SAB de CV, Series A	8,186	17,471
Heineken Holding NV	326	29,535
Heineken NV	317	29,735
Hershey Co. (The)	61	6,222
Hormel Foods Corp.[1]	291	11,465
Imperial Brands PLC	648	22,571
Ingredion, Inc.	69	7,242
ITC Ltd.	1,720	7,065
JM Smucker Co. (The)[1]	81	8,311
Kellogg Co.	218	15,264
Kerry Group PLC, Class A	29	3,202
Kerry Group PLC, Class A	113	12,502
Kikkoman Corp.	59	3,511

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Kirin Holdings Co. Ltd.	819	$20,990
Kraft Heinz Co. (The)	532	29,319
M Dias Branco SA	129	1,272
Marine Harvest ASA	239	5,534
McCormick & Co., Inc.	46	6,061
Molson Coors Brewing Co., Class B	188	11,562
Mondelez International, Inc., Class A	749	32,177
Nestle India Ltd.	11	1,472
Nestle Malaysia Bhd	39	1,380
Nestle SA	1,364	114,253
Orkla ASA	701	5,919
PepsiCo, Inc.	693	77,477
Pernod Ricard SA	78	12,801
Pioneer Foods Group Ltd.	293	1,905
Remy Cointreau SA	10	1,303
Sime Darby Plantation Bhd	3,411	4,368
Standard Foods Corp.	35	58
Suntory Beverage & Food Ltd.	300	12,704
Swedish Match AB	34	1,740
Toyo Suisan Kaisha Ltd.	137	5,313
Treasury Wine Estates Ltd.	156	1,974
Ulker Biskuvi Sanayi AS2	519	1,463
Wilmar International Ltd.	23,621	55,666
Total Food, Beverage & Tobacco		1,081,974
Health Care Equipment & Services—4.2%
ABIOMED, Inc.[2]	2	899
Alfresa Holdings Corp.	1,312	35,115
Align Technology, Inc.[2]	6	2,347
AmerisourceBergen Corp.	2,239	206,481
Bangkok Dusit Medical Services PCL	3,486	2,749
Becton Dickinson and Co.	71	18,531
Cardinal Health, Inc.	3,210	173,340
Cigna Corp.	220	45,815
Cochlear Ltd.	7	1,016
Coloplast A/S, Class B	27	2,762
ConvaTec Group PLC[3]	767	2,324
Cooper Cos., Inc. (The)	11	3,049
CVS Health Corp.	3,102	244,189
DaVita, Inc.[2]	173	12,392
Edwards Lifesciences Corp.[2]	30	5,223
Essilor International Cie Generale d'Optique SA	76	11,251
Fisher & Paykel Healthcare Corp. Ltd.	67	668
Hartalega Holdings Bhd	456	729
HCA Healthcare, Inc.	417	58,013
Healthscope Ltd.	1,307	1,986
Henry Schein, Inc.[1,2]	192	16,326
Hoya Corp.	93	5,527
Humana, Inc.	199	67,365
IDEXX Laboratories, Inc.[2]	10	2,497
Koninklijke Philips NV	555	25,292
Laboratory Corp. of America Holdings[2]	73	12,679
Life Healthcare Group Holdings Ltd.	1,215	2,109
Mediclinic International PLC	755	4,224
Netcare Ltd.	1,413	2,417
NMC Health PLC	39	1,726
Quest Diagnostics, Inc.	85	9,172
Ramsay Health Care Ltd.	194	7,710

	Shares	Value
Health Care Equipment & Services (Continued)
ResMed, Inc.	27	$3,114
Ryman Healthcare Ltd.	25	232
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,269	8,172
Sonic Healthcare Ltd.	252	4,542
Sonova Holding AG	18	3,599
Straumann Holding AG	2	1,511
Sysmex Corp.	84	7,233
Terumo Corp.	49	2,903
Top Glove Corp. Bhd	431	1,110
Varian Medical Systems, Inc.[2]	31	3,470
Total Health Care Equipment & Services		1,021,809
Household & Personal Products—1.5%
Amorepacific Corp.	20	4,706
AMOREPACIFIC Group	74	6,224
Beiersdorf AG	97	10,949
Clorox Co. (The)[1]	50	7,521
Colgate-Palmolive Co.	284	19,014
Dabur India Ltd.	213	1,254
Essity AB, Class B	530	13,314
Estee Lauder Cos., Inc., (The), Class A	73	10,608
Henkel AG & Co KGaA	151	16,039
Hindustan Unilever Ltd.	257	5,702
Kao Corp.	237	19,142
Kimberly-Clark Corp.	194	22,046
Kimberly-Clark de Mexico SAB de CV, Class A	758	1,350
LG Household & Health Care Ltd.	6	6,902
L'Oreal SA	158	38,116
Marico Ltd.	230	1,057
Natura Cosmeticos SA	539	3,830
Procter & Gamble Co. (The)	968	80,567
PT Unilever Indonesia Tbk	1,194	3,768
Reckitt Benckiser Group PLC	213	19,488
Unicharm Corp.	201	6,650
Unilever NV	847	47,188
Unilever PLC	598	32,877
Total Household & Personal Products		378,312
Insurance—5.5%
Aegon NV	5,550	36,022
Allianz SE	482	107,490
Allstate Corp. (The)	426	42,046
Assicurazioni Generali SpA	5,450	94,193
Aviva PLC	6,426	41,019
AXA SA	5,678	152,674
Cathay Financial Holding Co. Ltd.	4,139	7,117
CNP Assurances	2,009	48,442
Gjensidige Forsikring ASA	236	3,976
Great-West Lifeco, Inc.	1,246	30,210
Hyundai Marine & Fire Insurance Co. Ltd.	468	17,699
Insurance Australia Group Ltd.	1,396	7,394
Intact Financial Corp.	103	8,558
Legal & General Group PLC	3,046	10,415
Manulife Financial Corp.	1,512	27,009
Mapfre SA	9,688	30,405
Marsh & McLennan Cos., Inc.	212	17,537
MS&AD Insurance Group Holdings, Inc.	1,856	61,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	337	74,664

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Insurance (Continued)
NN Group NV	458	$20,443
Old Mutual Ltd.	2,742	5,869
Principal Financial Group, Inc.	134	7,851
Progressive Corp. (The)	492	34,952
Prudential Financial, Inc.	330	33,436
Prudential PLC	3,055	70,096
QBE Insurance Group Ltd.	1,838	14,788
RSA Insurance Group PLC	1,304	9,778
Samsung Fire & Marine Insurance Co. Ltd.	98	25,091
Sanlam Ltd.	2,172	12,142
Sompo Holdings, Inc.	1,034	44,051
Sun Life Financial, Inc.	390	15,493
Suncorp Group Ltd.	1,038	10,860
Swiss Re AG	510	47,303
T&D Holdings, Inc.	1,160	19,149
Tokio Marine Holdings, Inc.	1,307	64,864
Travelers Cos., Inc. (The)	244	31,649
Tryg A/S	130	3,238
Willis Towers Watson PLC	68	9,584
Zurich Insurance Group AG	170	53,987
Total Insurance		1,353,489
Materials—6.4%
Agnico Eagle Mines Ltd.	76	2,594
Air Liquide SA	240	31,584
Akzo Nobel NV	147	13,751
Amcor Ltd.	1,213	12,006
Anglo American PLC[1]	1,776	39,905
Antofagasta PLC	550	6,132
Arkema SA	98	12,145
Asahi Kasei Corp.	1,542	23,391
Asian Paints Ltd.	152	2,712
Avery Dennison Corp.	91	9,860
Axalta Coating Systems Ltd[2]	185	5,395
Ball Corp.[1]	367	16,144
BASF SE	1,045	92,914
BHP Billiton Ltd.	1,282	32,123
BHP Billiton PLC	971	21,161
BlueScope Steel Ltd.	796	9,780
Boliden AB	313	8,725
Boral Ltd.	1,170	5,850
Cementos Argos SA	1,304	3,381
Cemex SAB de CV2	24,570	17,265
China Steel Corp.	18,200	15,200
Chr Hansen Holding A/S	15	1,523
Clariant AG2	329	8,602
Covestro AG3	230	18,663
CRH PLC	41	1,343
Croda International PLC	33	2,239
Daicel Corp.	499	5,799
DowDuPont, Inc.	1,582	101,738
Ecolab, Inc.	118	18,500
Evonik Industries AG	565	20,245
Fletcher Building Ltd.[2]	2,155	9,343
Fortescue Metals Group Ltd.	3,070	8,708
Franco-Nevada Corp.	11	688
Givaudan SA	3	7,411
Grupo Argos SA	826	4,534

	Shares	Value
Materials (Continued)
Hanwha Chemical Corp.	561	$9,761
HeidelbergCement AG	325	25,412
Hitachi Chemical Co. Ltd.	402	8,186
Hitachi Metals Ltd.	981	12,152
Imerys SA	104	7,683
International Flavors & Fragrances, Inc.[1]	32	4,452
James Hardie Industries PLC	193	2,927
JFE Holdings, Inc.	2,000	45,904
Johnson Matthey PLC	492	22,854
JSR Corp.	268	5,004
K+S AG1	241	5,061
Kaneka Corp.	150	6,942
Kansai Paint Co. Ltd.	204	3,761
Kinross Gold Corp.[2]	1,454	3,960
Klabin SA	562	2,799
Kobe Steel Ltd.	2,419	21,510
Koninklijke DSM NV	130	13,777
Kumba Iron Ore Ltd.	239	5,421
Kuraray Co. Ltd.	469	7,052
LafargeHolcim Ltd.[2]	704	34,919
LG Chem Ltd.	81	26,690
Linde AG	109	25,789
Lucky Cement Ltd.	270	1,115
Lundin Mining Corp.	526	2,783
Mitsubishi Chemical Holdings Corp.	5,024	48,101
Mitsubishi Materials Corp.[1]	676	20,205
Mitsui Chemicals, Inc.	609	15,232
Mondi Ltd.	110	3,020
Mondi PLC	321	8,807
Mosaic Co. (The)	327	10,621
Newcrest Mining Ltd.	270	3,792
Newmont Mining Corp.	287	8,667
Nippon Steel & Sumitomo Metal Corp.	3,300	69,829
Nitto Denko Corp.	97	7,273
Norsk Hydro ASA	3,545	21,270
Novozymes A/S, Class B	46	2,526
Nutrien Ltd.	409	23,598
Orica Ltd.	370	4,559
PPG Industries, Inc.	166	18,116
Praxair, Inc.	92	14,787
PTT Global Chemical PCL	11	28
Randgold Resources Ltd.	24	1,706
Rio Tinto PLC	781	39,516
Sherwin-Williams Co. (The)	45	20,484
Shin-Etsu Chemical Co. Ltd.	140	12,406
Showa Denko KK	200	11,040
Siam Cement PCL (The)	1,340	18,480
Sika AG	47	6,876
Solvay SA	118	15,830
South32 Ltd.	3,704	10,506
Stora Enso OYJ, Class R	728	13,931
Sumitomo Chemical Co. Ltd.	4,286	25,093
Sumitomo Metal Mining Co. Ltd.	341	11,967
Symrise AG	46	4,201
Taiheiyo Cement Corp.	323	10,138
Teck Resources Ltd., Class B	513	12,355
Teijin Ltd.	460	8,825

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Materials (Continued)
thyssenkrupp AG	2,621	$66,183
Titan Cement Co. SA	114	2,827
Toray Industries, Inc.	3,449	25,916
Umicore SA	322	18,016
UPM-Kymmene OYJ	446	17,509
voestalpine AG	425	19,449
West Fraser Timber Co. Ltd.	76	4,322
WestRock Co.	365	19,506
Wheaton Precious Metals Corp.	54	944
Total Materials		1,575,725
Media & Entertainment—1.8%
Alphabet, Inc., Class A2	50	60,354
Alphabet, Inc., Class C2	61	72,802
Astro Malaysia Holdings Bhd	3,783	1,344
Axel Springer SE	71	4,779
Eutelsat Communications SA	84	1,986
Informa PLC	441	4,383
ITV PLC	2,432	5,006
JCDecaux SA	136	4,976
Konami Holdings Corp.	100	3,918
Liberty Global PLC, Class A2	192	5,555
Liberty Global PLC, Class C2	514	14,474
Naspers Ltd., Class N	36	7,763
NCSoft Corp.	7	2,792
Nintendo Co. Ltd.	20	7,300
Omnicom Group, Inc.	271	18,433
Pearson PLC	585	6,790
ProSiebenSat.1 Media SE	222	5,768
Publicis Groupe SA	221	13,214
Schibsted ASA, Class B	47	1,628
SES SA	94	2,064
Singapore Press Holdings Ltd.	412	865
Sky PLC	1,086	24,486
Take-Two Interactive Software, Inc.[2]	18	2,484
Telenet Group Holding NV2	70	3,855
Tencent Holdings Ltd.	1,064	43,948
Toho Co. Ltd.	137	4,300
Ubisoft Entertainment SA2	24	2,604
Vivendi SA	795	20,472
Walt Disney Co. (The)	624	72,971
WPP PLC	1,485	21,776
Total Media & Entertainment		443,090
Pharmaceuticals, Biotechnology & Life Sciences—3.4%
AbbVie, Inc.	356	33,670
Agilent Technologies, Inc.	91	6,419
Amgen, Inc.	137	28,399
Astellas Pharma, Inc.	875	15,268
AstraZeneca PLC	323	25,117
Bayer AG	504	44,789
Biogen, Inc.[2]	45	15,899
Bristol-Myers Squibb Co.	430	26,694
Chugai Pharmaceutical Co. Ltd.	134	8,612
CSL Ltd.	56	8,149
Daiichi Sankyo Co. Ltd.	294	12,748
Eisai Co. Ltd.	114	11,100
Eli Lilly & Co.	286	30,691
Genmab A/S2	3	472
Gilead Sciences, Inc.	415	32,042

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
GlaxoSmithKline PLC	2,381	$47,717
Grifols SA	132	3,719
H Lundbeck A/S	57	3,522
Ipsen SA	18	3,027
IQVIA Holdings, Inc.[2]	99	12,844
Jazz Pharmaceuticals PLC[2]	12	2,018
Johnson & Johnson	716	98,930
Kalbe Farma Tbk PT	18,880	1,748
Kyowa Hakko Kirin Co. Ltd.	192	3,599
Lonza Group AG2	20	6,859
Merck & Co., Inc.	725	51,432
Merck KGaA	60	6,202
Mettler-Toledo International, Inc.[2]	6	3,654
Mitsubishi Tanabe Pharma Corp.	316	5,286
Novartis AG	813	70,247
Novo Nordisk A/S, Class B	349	16,438
Ono Pharmaceutical Co. Ltd.	100	2,830
Orion OYJ, Class B	31	1,175
Otsuka Holdings Co. Ltd.	300	15,126
Piramal Enterprises Ltd.	47	1,491
QIAGEN NV2	44	1,666
Roche Holding AG	222	54,034
Sanofi	608	54,066
Santen Pharmaceutical Co. Ltd.	200	3,171
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	124	489
Shionogi & Co. Ltd.	98	6,405
Sumitomo Dainippon Pharma Co. Ltd.	287	6,592
Takeda Pharmaceutical Co. Ltd.[1]	526	22,511
UCB SA	75	6,742
Vertex Pharmaceuticals, Inc.[2]	17	3,277
Vifor Pharma AG	9	1,568
Waters Corp.[2]	16	3,115
Zoetis, Inc.	73	6,684
Total Pharmaceuticals, Biotechnology & Life Sciences		828,253
Real Estate—1.1%
Aeon Mall Co. Ltd.	176	3,025
American Tower Corp.	56	8,137
Ascendas Real Estate Investment Trust	419	810
Azrieli Group Ltd.	18	925
Boston Properties, Inc.	24	2,954
British Land Co. PLC (The)	121	973
CapitaLand Commercial Trust	207	270
CapitaLand Ltd.	1,910	4,711
CapitaLand Mall Trust	301	489
CBRE Group, Inc., Class A2	413	18,213
Central Pattana PCL	449	1,152
City Developments Ltd.	588	3,920
Covivio	11	1,147
Daiwa House Industry Co. Ltd.	1,317	39,051
Deutsche Wohnen SE	33	1,584
Dexus	131	1,001
Duke Realty Corp.	31	879
Equinix, Inc.	13	5,628
First Capital Realty, Inc.	39	588
Gecina SA	5	835
Goodman Group	233	1,747

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Real Estate (Continued)
GPT Group (The)	200	$754
Growthpoint Properties Ltd.	607	996
Hammerson PLC	51	304
Hang Lung Group Ltd.	650	1,728
Hang Lung Properties Ltd.	803	1,570
HCP, Inc.	77	2,027
Host Hotels & Resorts, Inc.	312	6,583
Hulic Co. Ltd.	400	3,927
Hyprop Investments Ltd.	37	241
Hysan Development Co. Ltd.	92	465
ICADE	27	2,496
Iron Mountain, Inc.	132	4,557
Jones Lang LaSalle, Inc.	79	11,401
Klepierre SA	53	1,879
Land Securities Group PLC	109	1,256
LendLease Group	1,063	15,121
Liberty Property Trust	18	760
Link REIT	177	1,743
Macerich Co. (The)	19	1,050
Mirvac Group	1,098	1,915
Mitsubishi Estate Co. Ltd.	764	12,995
Mitsui Fudosan Co. Ltd.	904	21,401
NEPI Rockcastle PLC	36	327
Nomura Real Estate Holdings, Inc.	284	5,736
Prologis, Inc.	52	3,525
Redefine Properties Ltd.	1,130	800
SBA Communications Corp.[2]	14	2,249
Segro PLC	59	491
Sime Darby Property Bhd	2,746	783
SM Prime Holdings, Inc.	3,313	2,217
Stockland	928	2,787
Sun Hung Kai Properties Ltd.	879	12,806
Swire Pacific Ltd., Class A	771	8,449
Swire Properties Ltd.	842	3,190
Swiss Prime Site AG2	14	1,199
Tokyu Fudosan Holdings Corp.	1,568	10,933
UDR, Inc.	29	1,172
Unibail-Rodamco-Westfield	17	3,420
UOL Group Ltd.	417	2,103
Weyerhaeuser Co.	257	8,293
Wharf Real Estate Investment Co. Ltd.	453	2,924
Total Real Estate		266,612
Retailing—3.2%
Best Buy Co., Inc.	668	53,012
Booking Holdings, Inc.[2]	9	17,856
Canadian Tire Corp. Ltd., Class A	96	11,240
Dufry AG2	89	10,082
Fast Retailing Co. Ltd.[1]	60	30,596
Foschini Group Ltd. (The)	227	2,781
Gap, Inc. (The)	615	17,743
Harvey Norman Holdings Ltd.[1]	629	1,602
Hennes & Mauritz AB, Class B1	1,751	32,337
Home Depot, Inc. (The)	636	131,747
Home Product Center PCL	5,045	2,465
Hotai Motor Co. Ltd.	679	5,815
Imperial Holdings Ltd.	801	9,905
Industria de Diseno Textil SA	1,134	34,391

	Shares	Value
Retailing (Continued)
J Front Retailing Co. Ltd.	399	$6,193
Jardine Cycle & Carriage Ltd.	871	20,392
Kingfisher PLC	5,208	17,522
LKQ Corp.[2]	377	11,940
Lojas Renner SA	377	2,926
Lowe's Cos., Inc.	858	98,516
Marks & Spencer Group PLC	4,471	16,838
Marui Group Co. Ltd.	100	2,469
Mr Price Group Ltd.	120	1,936
Next PLC	94	6,735
Nitori Holdings Co. Ltd.	38	5,451
Nordstrom, Inc.[1]	312	18,661
Petrobras Distribuidora SA	6,400	31,250
Rakuten, Inc.	1,700	13,033
S.A.C.I. Falabella	2,095	17,005
Target Corp.	1,087	95,884
Tiffany & Co.	40	5,159
Tractor Supply Co.	109	9,906
USS Co. Ltd.	100	1,857
Woolworths Holdings Ltd.	1,937	6,789
Yamada Denki Co. Ltd.	4,249	21,510
Zalando SE2,3	129	5,021
Total Retailing		778,565
Semiconductors & Semiconductor Equipment—1.1%
Analog Devices, Inc.	69	6,380
Applied Materials, Inc.	469	18,127
ASE Technology Holding Co. Ltd.[2]	4,941	12,056
ASM Pacific Technology Ltd.	210	2,139
ASML Holding NV	69	12,895
Infineon Technologies AG	418	9,501
Intel Corp.	1,658	78,407
Lam Research Corp.	74	11,226
Macronix International	1,088	907
Marvell Technology Group Ltd.	192	3,706
NVIDIA Corp.	53	14,894
Rohm Co. Ltd.	100	7,290
Skyworks Solutions, Inc.	51	4,626
STMicroelectronics NV	539	9,810
Taiwan Semiconductor Manufacturing Co. Ltd.	4,840	41,611
Texas Instruments, Inc.	170	18,239
Tokyo Electron Ltd.	59	8,108
United Microelectronics Corp.	10,800	5,712
Xilinx, Inc.	44	3,527
Xinyi Solar Holdings Ltd.	6,000	1,848
Total Semiconductors & Semiconductor Equipment		271,009
Software & Services—3.4%
Accenture PLC, Class A	301	51,230
Adobe Systems, Inc.[2]	40	10,798
Amadeus IT Group SA	76	7,064
ANSYS, Inc.[2]	8	1,493
Atos SE	157	18,691
Autodesk, Inc.[2]	20	3,122
Automatic Data Processing, Inc.	113	17,025
Broadridge Financial Solutions, Inc.	40	5,278
CA, Inc.	120	5,298
Cadence Design Systems, Inc.[2]	56	2,538
Capgemini SE	145	18,256

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Software & Services (Continued)
CGI Group, Inc., Class A2	143	$9,213
Cielo SA	1,069	3,279
Citrix Systems, Inc.[2]	31	3,446
Cognizant Technology Solutions Corp., Class A	250	19,288
Computershare Ltd.	193	2,786
Dassault Systemes SE	30	4,486
Dell Technologies, Inc., Class V2	106	10,295
DXC Technology Co.	345	32,264
Fortinet, Inc.[2]	24	2,215
Fujitsu Ltd.	617	43,978
HCL Technologies Ltd.	630	9,454
Infosys Ltd.	1,423	14,331
International Business Machines Corp.	676	102,218
Intuit, Inc.	34	7,732
Jack Henry & Associates, Inc.	12	1,921
Mastercard, Inc., Class A	80	17,809
Micro Focus International PLC	560	10,439
Microsoft Corp.	1,203	137,587
Nice Ltd.[2]	14	1,584
Nomura Research Institute Ltd.	129	6,519
NTT Data Corp.	1,900	26,312
Open Text Corp.	88	3,346
Oracle Corp.	1,018	52,488
Oracle Corp. Japan	80	6,452
Otsuka Corp.	214	7,988
PayPal Holdings, Inc.[2]	199	17,480
Red Hat, Inc.[2]	27	3,680
Sabre Corp.	178	4,642
Sage Group PLC (The)	354	2,707
salesforce.com, Inc.[2]	94	14,949
SAP SE	294	36,197
ServiceNow, Inc.[2]	14	2,739
Shopify, Inc., Class A2	6	986
Symantec Corp.	300	6,384
Tata Consultancy Services Ltd.	793	23,888
Tech Mahindra Ltd.	599	6,160
Visa, Inc., Class A	137	20,562
VMware, Inc, Class A2	17	2,653
Western Union Co. (The)	363	6,919
Wipro Ltd.	2,378	10,629
Workday, Inc., Class A2	12	1,752
Total Software & Services		840,550
Technology Hardware & Equipment—6.1%
AAC Technologies Holdings, Inc.	279	2,899
Acer, Inc.[2]	12,374	10,233
Apple, Inc.	1,417	319,874
Arista Networks, Inc.[2]	8	2,127
AU Optronics Corp.	32,077	13,552
Avnet, Inc.	460	20,594
BYD Electronic International Co. Ltd.[1]	6,658	9,802
Chicony Electronics Co. Ltd.	1,072	2,170
Cisco Systems, Inc.	1,289	62,710
Cognex Corp.	19	1,061
CommScope Holding Co., Inc.[2]	179	5,506
Corning, Inc.	391	13,802
Delta Electronics, Inc.	2,741	11,760
F5 Networks, Inc.[2]	14	2,792

	Shares	Value
Technology Hardware & Equipment (Continued)
Flex Ltd.[2]	2,297	$30,137
FLIR Systems, Inc.	37	2,274
FUJIFILM Holdings Corp.	794	35,756
Hewlett Packard Enterprise Co.	2,258	36,828
Hitachi High-Technologies Corp.	178	6,135
Hitachi Ltd.	3,178	107,999
HP, Inc.	2,790	71,898
Ingenico Group SA	47	3,573
Inventec Corp.	22,383	20,086
Keyence Corp.	9	5,228
Keysight Technologies, Inc.[2]	72	4,772
Konica Minolta, Inc.	1,197	12,730
Kyocera Corp.	340	20,415
Legend Holdings Corp., Class H3	3,000	9,202
Lenovo Group Ltd.	86,776	63,433
LG Display Co. Ltd.	1,395	24,020
LG Innotek Co. Ltd.	66	7,765
Lite-On Technology Corp.	7,700	9,684
Micro-Star International Co. Ltd.	1,489	4,023
Motorola Solutions, Inc.	64	8,329
Murata Manufacturing Co. Ltd.	76	11,686
NEC Corp.	1,175	32,482
Nokia OYJ	6,143	34,084
Omron Corp.	260	10,987
Samsung Electro-Mechanics Co. Ltd.	65	8,145
Samsung Electronics Co. Ltd.	6,479	271,309
Samsung SDI Co. Ltd.	41	9,555
Seagate Technology PLC	239	11,317
Seiko Epson Corp.	753	12,848
Shimadzu Corp.	176	5,516
TDK Corp.	171	18,653
TE Connectivity Ltd.	186	16,355
Telefonaktiebolaget LM Ericsson, Class B	3,198	28,365
Trimble, Inc.[2]	85	3,694
Wistron Corp.	52,422	34,166
Xerox Corp.	455	12,276
Yaskawa Electric Corp.	166	4,933
Yokogawa Electric Corp.	226	4,781
Total Technology Hardware & Equipment		1,494,321
Telecommunication Services—3.8%
Advanced Info Service PCL	967	6,010
Axiata Group Bhd	6,775	7,465
Bharti Infratel Ltd.	283	1,027
BT Group PLC	13,168	38,688
CenturyLink, Inc.	996	21,115
Chunghwa Telecom Co. Ltd.	2,766	9,965
DiGi.Com BHD	1,741	2,028
Elisa OYJ	61	2,588
Far EasTone Telecommunications Co. Ltd.	1,355	3,231
Globe Telecom, Inc.	90	3,665
Hellenic Telecommunications Organization SA	432	5,304
HKT Trust & HKT Ltd.	4,109	5,650
KDDI Corp.	2,239	61,876
Koninklijke KPN NV	3,576	9,437
Maxis Bhd	1,840	2,596
Millicom International Cellular SA	87	4,994
MTN Group Ltd.	1,840	11,387

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Telecommunication Services (Continued)
Nippon Telegraph & Telephone Corp.	3,023	$136,585
NTT DOCOMO, Inc.	2,242	60,301
O2 Czech Republic AS	188	2,194
Ooredoo Q.P.S.C.	571	10,818
Orange SA	3,612	57,623
PCCW Ltd.	9,962	5,805
Proximus SADP	366	8,749
Rogers Communications, Inc., Class B	202	10,381
Singapore Telecommunications Ltd.	7,062	16,746
SK Telecom Co. Ltd.	96	24,406
SoftBank Group Corp.	1,100	111,080
Spark New Zealand Ltd.	1,088	2,921
Swisscom AG	32	14,591
Taiwan Mobile Co. Ltd.	1,810	6,491
Tele2 AB, Class B	249	2,996
Telecom Italia SpA[2]	29,035	17,638
Telecom Italia SpA -RSP	13,095	7,048
Telefonica Deutschland Holding AG	2,425	10,255
Telefonica SA	8,831	69,934
Telekom Malaysia Bhd	4,052	3,153
Telekomunikasi Indonesia Persero Tbk PT	49,084	11,990
Telenor ASA[1]	946	18,482
Telia Co. AB	2,444	11,218
Telstra Corp. Ltd.	10,671	24,630
TELUS Corp.	339	12,486
True Corp. PCL	27,106	5,071
Turkcell Iletisim Hizmetleri AS	2,556	4,910
Vodacom Group Ltd.	924	8,223
Vodafone Group PLC	31,858	68,341
Total Telecommunication Services		942,092
Transportation—3.1%
A.P. Moeller - Maersk A/S, Class A	15	19,683
A.P. Moeller - Maersk A/S, Class B	13	18,264
Aena SME SA3	32	5,557
Aeroports de Paris	23	5,180
Airports of Thailand PCL	1,078	2,183
AMERCO[1]	11	3,923
ANA Holdings, Inc.[1]	663	23,173
Atlantia SpA	385	7,991
Auckland International Airport Ltd.	76	368
Aurizon Holdings Ltd.	905	2,691
BTS Group Holdings PCL	1,311	377
C.H. Robinson Worldwide, Inc.	194	18,996
Canadian National Railway Co.	141	12,643
CAR, Inc.[2]	2,000	1,582
Central Japan Railway Co.	104	21,663
CSX Corp.	190	14,069
Delta Air Lines, Inc.	934	54,013
Deutsche Post AG	2,416	86,178
DSV A/S	166	15,099
East Japan Railway Co.	301	27,971
easyJet PLC	425	7,282
Eva Airways Corp.	14,918	7,255
Expeditors International of Washington, Inc.	120	8,824
Fraport AG Frankfurt Airport Services Worldwide	48	4,243
Getlink	116	1,482

	Shares	Value
Transportation (Continued)
Hankyu Hanshin Holdings, Inc.	287	$10,183
Kamigumi Co. Ltd.	200	4,409
Kansas City Southern	28	3,172
Keio Corp.	122	6,681
Keisei Electric Railway Co. Ltd.	100	3,522
Kintetsu Group Holdings Co. Ltd.	314	12,634
Kuehne + Nagel International AG	147	23,401
Kyushu Railway Co.	160	4,874
Latam Airlines Group SA	1,288	12,216
Localiza Rent a Car SA	407	2,319
MTR Corp. Ltd.	1,554	8,182
Nagoya Railroad Co. Ltd.[1]	263	6,516
Nippon Express Co. Ltd.	390	25,614
Nippon Yusen KK	1,276	24,007
Norfolk Southern Corp.	76	13,718
Odakyu Electric Railway Co. Ltd.	273	6,461
Royal Mail PLC	2,720	16,923
SATS Ltd.	462	1,765
Singapore Airlines Ltd.	2,030	14,471
Sinotrans Ltd., Class H	10,504	4,282
Southwest Airlines Co.	429	26,791
Sydney Airport	244	1,216
TAV Havalimanlari Holding AS	297	1,546
Tobu Railway Co. Ltd.	199	5,887
Tokyu Corp.	756	13,831
Transurban Group	326	2,647
Union Pacific Corp.	179	29,147
United Parcel Service, Inc., Class B	540	63,045
West Japan Railway Co.	193	13,459
Yamato Holdings Co. Ltd.	600	18,425
Total Transportation		752,034
Utilities—5.6%
AES Corp.	868	12,152
Aguas Andinas SA, Class A	2,394	1,321
Alliant Energy Corp.	96	4,087
AltaGas Ltd.	194	3,084
Ameren Corp.	119	7,523
American Electric Power Co., Inc.	266	18,854
American Water Works Co., Inc.	47	4,135
APA Group	308	2,224
Atco Ltd., Class I	137	4,001
AusNet Services	1,540	1,811
Canadian Utilities Ltd., Class A	124	3,047
Centrica PLC	24,512	49,514
CEZ AS	439	11,224
China Longyuan Power Group Corp. Ltd., Class H	2,353	1,979
CLP Holdings Ltd.	1,459	17,089
CMS Energy Corp.	166	8,134
Colbun SA	10,026	2,158
Consolidated Edison, Inc.	187	14,248
Dominion Energy, Inc.	219	15,391
DTE Energy Co.	142	15,496
Duke Energy Corp.	361	28,887
E.ON SE	4,944	50,419
Edison International	223	15,093
EDP - Energias de Portugal SA	5,744	21,203

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

	Shares	Value
Utilities (Continued)
EDP - Energias do Brasil SA	1,283	$4,109
Electric Power Development Co. Ltd.	373	10,328
Electricite de France SA	6,353	111,607
Endesa SA	1,283	27,733
Enel Americas SA	86,181	13,238
Enel SpA	20,366	104,366
Engie Brasil Energia SA	342	3,038
Engie SA	6,320	92,970
Entergy Corp.[1]	162	13,143
Eversource Energy	155	9,523
Exelon Corp.	963	42,045
Fortis, Inc.	245	7,938
Fortum OYJ	289	7,247
HK Electric Investments & HK Electric Investments Ltd.[1]	1,687	1,703
Huaneng Renewables Corp. Ltd., Class H	2,411	718
Hydro One Ltd.[3]	383	5,819
Iberdrola SA	6,296	46,349
Infraestructura Energetica Nova SAB de CV	327	1,626
Innogy SE3	1,357	60,666
Interconexion Electrica SA ESP	616	2,776
Korea Gas Corp.[2]	546	29,878
Kyushu Electric Power Co., Inc.	1,908	23,030
Meridian Energy Ltd.	1,005	2,189
National Grid PLC	2,270	23,427
Naturgy Energy Group SA	1,251	34,161
NextEra Energy, Inc.	121	20,280
NiSource, Inc.	223	5,557
Orsted A/S3	193	13,115
Osaka Gas Co. Ltd.	696	13,579
PG&E Corp.[2]	467	21,487
Pinnacle West Capital Corp.	53	4,197
Power Assets Holdings Ltd.	53	369
Power Grid Corp. of India Ltd.	2,087	5,424
Public Service Enterprise Group, Inc.	218	11,508
Red Electrica Corp. SA	143	2,996
RusHydro PJSC[4]	13,686	12,249
RWE AG	2,287	56,447
SCANA Corp.	142	5,522
Sempra Energy	117	13,309
Southern Co. (The)	630	27,468
SSE PLC	3,151	47,090
Suez	1,580	22,462
Terna Rete Elettrica Nazionale SpA	647	3,458
Toho Gas Co. Ltd.	152	5,774
Tokyo Gas Co. Ltd.	790	19,422
Towngas China Co. Ltd.[2]	1,468	1,285
United Utilities Group PLC	299	2,745
Veolia Environnement SA	1,770	35,340
WEC Energy Group, Inc.	138	9,213
Xcel Energy, Inc.	291	13,738
Total Utilities		1,366,735
Total Common Stocks
(Cost $23,262,940)		24,288,556
PREFERRED STOCKS—0.7%
Automobiles & Components—0.1%
Bayerische Motoren Werke AG, 6.21%	142	11,166

	Shares	Value
Banks—0.3%
Itausa - Investimentos Itau SA, 5.18%	464	$1,173
Banco Bradesco SA, 3.64%	4,881	35,041
Itau Unibanco Holding SA, 6.95%	2,784	30,764
Bancolombia SA, 3.22%	323	3,405
Total Banks		70,383
Capital Goods—0.0%[5]
Rolls-Royce Holdings PLC, Class C2,6	265,717	347
Food & Staples Retailing—0.0%[5]
Cia Brasileira de Distribuicao, 1.75%	423	9,269
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA, Class B, 3.67%	415	1,611
Health Care Equipment & Services—0.0%[5]
Sartorius AG, 0.41%	7	1,137
Household & Personal Products—0.1%
Henkel AG & Co KGaA, 1.89%	93	10,915
LG Household & Health Care Ltd., 1.30%	2	1,450
Amorepacific Corp., 1.07%	7	868
Total Household & Personal Products		13,233
Materials—0.0%[5]
Sociedad Quimica y Minera de Chile SA, Class B, 4.67%	26	1,190
LG Chem Ltd., 3.28%	16	2,943
Total Materials		4,133
Technology Hardware & Equipment—0.2%
Samsung Electronics Co. Ltd., 3.18%	1,109	37,841
Telecommunication Services—0.0%[5]
Telefonica Brasil SA, 10.97%	933	9,158
Utilities—0.0%[5]
Cia Energetica de Minas Gerais, 4.93%	2,940	5,271
Total Preferred Stocks
(Cost $164,604)		163,549

RIGHT—0.0%[5]
Real Estate—0.0%[5]
Swiss Prime Site AG, expiring 9/29/18 (Cost $–)[2]	14	9

WARRANT—0.0%[5]
Transportation—0.0%[5]
BTS Group Holdings PCL, expiring 12/31/19 (Cost $–)[2]	733	4

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $14,475)	14,475	14,475

Investment of Cash Collateral for Securities Loaned—1.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[7]
(Cost $260,818)	260,818	260,818
Total Investments—100.8%
(Cost $23,702,837)		24,727,411
Liabilities in Excess of Other Assets—(0.8)%		(208,200)
Net Assets—100.0%		$24,519,211

PCL	-	Public Company Limited
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Global ESG Revenue ETF

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $542,547; total value of the collateral held by the Fund was $569,808. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $308,990.
2.	Non-income producing security.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $157,994 or 0.64% of the Fund’s net assets at period end.
4.	American Depositary Receipt.
5.	Less than 0.05%
6.	The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.
7.	Rate shown represents annualized 7-day yield as of September 30, 2018.

Geographical Holdings (Unaudited)

Country	Value	% of Net Assets
United States	$7,058,546	28.8%
Japan	3,802,595	15.5
France	2,416,102	9.9
Germany	1,666,410	6.8
United Kingdom	1,400,662	5.7
Netherlands	1,040,980	4.2
South Korea	892,811	3.6
Canada	850,689	3.5
Switzerland	720,840	2.9
Spain	544,868	2.2
Australia	526,857	2.2
Brazil	331,201	1.4
Italy	328,047	1.3
Sweden	298,574	1.2
Taiwan	267,726	1.1
China	234,040	1.0
India	230,357	0.9
South Africa	221,715	0.9
Singapore	195,861	0.8
Thailand	190,216	0.8
Norway	160,773	0.7
Denmark	141,432	0.6
Finland	138,716	0.6
Belgium	131,921	0.5
Hong Kong	99,699	0.4
Chile	95,953	0.4
Austria	83,243	0.3
Malaysia	76,155	0.3
Indonesia	72,977	0.3
Mexico	68,653	0.3
Portugal	64,629	0.3
Turkey	61,421	0.3

Geographical Holdings (Unaudited)
Country	Value	% of Net Assets
Poland	$44,549	0.2%
Russia	36,353	0.1
Ireland	33,210	0.1
Qatar	31,480	0.1
Hungary	25,080	0.1
Colombia	24,010	0.1
Israel	20,548	0.1
United Arab Emirates	19,496	0.1
New Zealand	15,722	0.1
Czech Republic	15,264	0.1
Macau	11,160	0.0	[1]
Philippines	11,007	0.0	[1]
Greece	9,937	0.0	[1]
Peru	6,692	0.0	[1]
Egypt	2,318	0.0	[1]
Luxembourg	2,063	0.0	[1]
Pakistan	1,820	0.0	[1]
Jersey Island	1,706	0.0	[1]
Romania	327	0.0	[1]
Total Investments	24,727,411	100.8
Liabilities in Excess of Other Assets	(208,200)	(0.8)
Net Assets	$24,519,211	100.0%

1	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.5%
Aptiv PLC	84	$7,048
BorgWarner, Inc.	56	2,396
Ford Motor Co.	610	5,643
General Motors Co.	247	8,316
Gentex Corp.	83	1,781
Lear Corp.	23	3,335
Tesla, Inc.[1,2]	4	1,059
Visteon Corp.[1,2]	10	929
Total Automobiles & Components		30,507
Banks—6.1%
Bank of America Corp.	2,664	78,482
BankUnited, Inc.	26	920
BB&T Corp.	206	9,999
CIT Group, Inc.	25	1,290
Citigroup, Inc.	453	32,498
Citizens Financial Group, Inc.	100	3,857
Comerica, Inc.	51	4,600
Commerce Bancshares, Inc.[1]	22	1,452
Cullen/Frost Bankers, Inc.	14	1,462
East West Bancorp, Inc.	33	1,992
Fifth Third Bancorp	206	5,752
First Republic Bank[1]	17	1,632
Huntington Bancshares, Inc.	227	3,387
JPMorgan Chase & Co.	969	109,342
KeyCorp	185	3,680
M&T Bank Corp.	28	4,607
PacWest Bancorp	26	1,239
PNC Financial Services Group, Inc. (The)	116	15,798
Regions Financial Corp.	342	6,276
SunTrust Banks, Inc.	116	7,748
SVB Financial Group[2]	21	6,527
Synovus Financial Corp.	30	1,374
TCF Financial Corp.	64	1,524
Texas Capital Bancshares, Inc.[2]	13	1,075
U.S. Bancorp	173	9,136
Umpqua Holdings Corp.	63	1,310
Webster Financial Corp.	23	1,356
Wells Fargo & Co.	568	29,854
Western Alliance Bancorp[2]	25	1,422
Wintrust Financial Corp.	14	1,189
Zions Bancorp NA	60	3,009
Total Banks		353,789
Capital Goods—6.8%
3M Co.	56	11,800
A.O. Smith Corp.	27	1,441
AMETEK, Inc.	54	4,273
Boeing Co. (The)	222	82,562
BWX Technologies, Inc.	34	2,126
Carlisle Cos., Inc.	11	1,340
Caterpillar, Inc.	205	31,260
Cummins, Inc.	14	2,045
Curtiss-Wright Corp.	15	2,061
Deere & Co.	79	11,876
Dover Corp.	34	3,010
Eaton Corp. PLC	64	5,551
Emerson Electric Co.	156	11,946

	Shares	Value
Capital Goods (Continued)
Fastenal Co.[1]	68	$3,945
Fluor Corp.	25	1,453
Fortive Corp.[1]	73	6,147
Gardner Denver Holdings, Inc.[2]	36	1,020
General Dynamics Corp.	32	6,551
Graco, Inc.	41	1,900
Harris Corp.	39	6,599
HD Supply Holdings, Inc.[2]	50	2,140
HEICO Corp., Class A	26	1,963
Hexcel Corp.	29	1,944
Honeywell International, Inc.	136	22,630
Huntington Ingalls Industries, Inc.	10	2,561
IDEX Corp.	19	2,863
Illinois Tool Works, Inc.	41	5,786
Ingersoll-Rand PLC	28	2,864
ITT, Inc.	27	1,654
Jacobs Engineering Group, Inc.	28	2,142
Johnson Controls International PLC	63	2,205
L3 Technologies, Inc.	17	3,615
Lennox International, Inc.	6	1,310
Lockheed Martin Corp.	53	18,336
Masco Corp.	35	1,281
Nordson Corp.	12	1,667
Northrop Grumman Corp.	44	13,964
PACCAR, Inc.	45	3,069
Parker-Hannifin Corp.	24	4,414
Raytheon Co.	83	17,153
Rockwell Automation, Inc.	23	4,313
Rockwell Collins, Inc.	44	6,181
Roper Technologies, Inc.	25	7,405
Sensata Technologies Holding PLC[2]	43	2,131
Spirit AeroSystems Holdings, Inc., Class A	41	3,758
Stanley Black & Decker, Inc.	21	3,075
Teledyne Technologies, Inc.[2]	13	3,207
Textron, Inc.	83	5,932
TransDigm Group, Inc.[2]	14	5,212
Trinity Industries, Inc.	47	1,722
United Rentals, Inc.[2]	32	5,235
United Technologies Corp.	112	15,659
USG Corp.[2]	28	1,213
W.W. Grainger, Inc.[1]	18	6,433
Wabtec Corp.[1]	13	1,363
Watsco, Inc.[1]	8	1,425
Xylem, Inc.[1]	53	4,233
Total Capital Goods		390,964
Commercial & Professional Services—0.7%
Cintas Corp.	29	5,736
Copart, Inc.[1,2]	81	4,174
CoStar Group, Inc.[2]	13	5,471
IHS Markit Ltd.[2]	62	3,345
KAR Auction Services, Inc.	37	2,209
Republic Services, Inc.	31	2,252
Robert Half International, Inc.	37	2,604
TransUnion	69	5,077
Verisk Analytics, Inc.[2]	43	5,184
Waste Management, Inc.	77	6,958
Total Commercial & Professional Services		43,010

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Consumer Durables & Apparel—1.4%
Carter’s, Inc.[1]	12	$1,183
D.R. Horton, Inc.	88	3,712
Garmin Ltd.	25	1,751
Lennar Corp., Class A	34	1,587
Lululemon Athletica, Inc.[2]	40	6,500
Michael Kors Holdings Ltd.[2]	58	3,976
NIKE, Inc., Class B	411	34,820
NVR, Inc.[2]	1	2,471
Polaris Industries, Inc.[1]	17	1,716
PulteGroup, Inc.	66	1,635
PVH Corp.	27	3,899
Ralph Lauren Corp.	21	2,888
Tapestry, Inc.	32	1,609
VF Corp.	111	10,373
Total Consumer Durables & Apparel		78,120
Consumer Services—1.6%
Bright Horizons Family Solutions, Inc.[2]	16	1,885
Carnival Corp.	49	3,125
Darden Restaurants, Inc.	13	1,446
Domino's Pizza, Inc.	9	2,653
Dunkin' Brands Group, Inc.[1]	18	1,327
frontdoor, Inc.[2]	29	1,189
Grand Canyon Education, Inc.[2]	14	1,579
Hilton Worldwide Holdings, Inc.	74	5,978
Hyatt Hotels Corp., Class A	15	1,194
Las Vegas Sands Corp.	90	5,340
Marriott International, Inc., Class A	87	11,487
McDonald's Corp.	124	20,744
MGM Resorts International	61	1,703
Norwegian Cruise Line Holdings Ltd.[2]	24	1,378
Royal Caribbean Cruises Ltd.	17	2,209
Service Corp. International	38	1,680
ServiceMaster Global Holdings, Inc.[2]	46	2,853
Starbucks Corp.	139	7,901
Vail Resorts, Inc.	8	2,195
Wyndham Hotels & Resorts, Inc.	20	1,111
Wynn Resorts Ltd.	34	4,320
Yum China Holdings, Inc.	37	1,299
Yum! Brands, Inc.	64	5,818
Total Consumer Services		90,414
Diversified Financials—5.5%
Affiliated Managers Group, Inc.	7	957
Ally Financial, Inc.	130	3,438
American Express Co.	182	19,381
Ameriprise Financial, Inc.	25	3,692
Bank of New York Mellon Corp. (The)	191	9,739
Berkshire Hathaway, Inc., Class B2	382	81,790
BlackRock, Inc.	36	16,968
Capital One Financial Corp.	111	10,537
Cboe Global Markets, Inc.	26	2,495
Charles Schwab Corp. (The)	399	19,611
CME Group, Inc.	97	16,510
Credit Acceptance Corp.[1,2]	4	1,752
Discover Financial Services	94	7,186
E*TRADE Financial Corp.[2]	105	5,501
Eaton Vance Corp.	27	1,419
Evercore, Inc., Class A	15	1,508

	Shares	Value
Diversified Financials (Continued)
FactSet Research Systems, Inc.[1]	8	$1,790
Goldman Sachs Group, Inc. (The)	56	12,557
Interactive Brokers Group, Inc., Class A	29	1,604
Intercontinental Exchange, Inc.	102	7,639
Lazard Ltd., Class A	31	1,492
LPL Financial Holdings, Inc.	35	2,258
Moody's Corp.	56	9,363
Morgan Stanley	306	14,250
MSCI, Inc.	31	5,500
Nasdaq, Inc.	32	2,746
New Residential Investment Corp.	78	1,390
Northern Trust Corp.	41	4,187
Raymond James Financial, Inc.	35	3,222
S&P Global, Inc.	75	14,654
SEI Investments Co.	30	1,833
State Street Corp.	70	5,865
Synchrony Financial	183	5,688
T. Rowe Price Group, Inc.	93	10,154
TD Ameritrade Holding Corp.	102	5,389
Voya Financial, Inc.	58	2,881
Total Diversified Financials		316,946
Energy—6.5%
Anadarko Petroleum Corp.	186	12,538
Andeavor	54	8,289
Apache Corp.[1]	29	1,382
Baker Hughes a GE Co.[1]	37	1,252
Cabot Oil & Gas Corp.[1]	56	1,261
Cheniere Energy, Inc.[2]	61	4,239
Chevron Corp.	465	56,860
Concho Resources, Inc.[2]	63	9,623
ConocoPhillips	428	33,127
Continental Resources, Inc.[2]	36	2,458
Devon Energy Corp.	153	6,111
Diamondback Energy, Inc.[1]	37	5,002
Energen Corp.[2]	24	2,068
EOG Resources, Inc.	194	24,749
Exxon Mobil Corp.	524	44,551
Halliburton Co.	217	8,795
Helmerich & Payne, Inc.	33	2,269
Hess Corp.	95	6,800
HollyFrontier Corp.	66	4,613
Kinder Morgan, Inc.	118	2,092
Marathon Oil Corp.	338	7,869
Marathon Petroleum Corp.	166	13,275
Murphy Oil Corp.	44	1,467
National Oilwell Varco, Inc.	105	4,523
Noble Energy, Inc.[1]	120	3,743
Occidental Petroleum Corp.	258	21,200
ONEOK, Inc.	128	8,677
Parsley Energy, Inc., Class A2	62	1,814
PBF Energy, Inc., Class A	45	2,246
Phillips 66	154	17,359
Pioneer Natural Resources Co.	49	8,535
Schlumberger Ltd.	241	14,682
Targa Resources Corp.	49	2,759
Transocean Ltd.[2]	162	2,260
Valero Energy Corp.	175	19,906

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Energy (Continued)
Whiting Petroleum Corp.[1,2]	36	$1,910
Williams Cos., Inc. (The)	92	2,502
WPX Energy, Inc.[2]	162	3,259
Total Energy		376,065
Food & Staples Retailing—1.2%
Costco Wholesale Corp.	102	23,958
Kroger Co. (The)	163	4,745
Sysco Corp.	107	7,838
US Foods Holding Corp.[2]	55	1,695
Walgreens Boots Alliance, Inc.	46	3,353
Walmart, Inc.	272	25,543
Total Food & Staples Retailing		67,132
Food, Beverage & Tobacco—1.2%
Altria Group, Inc.	56	3,377
Archer-Daniels-Midland Co.	92	4,625
Brown-Forman Corp., Class B	104	5,257
Coca-Cola Co. (The)	369	17,044
Conagra Brands, Inc.	46	1,563
Constellation Brands, Inc., Class A	38	8,193
Hormel Foods Corp.	43	1,694
Lamb Weston Holdings, Inc.	53	3,530
McCormick & Co., Inc.	16	2,108
Mondelez International, Inc., Class A	106	4,554
Monster Beverage Corp.[2]	45	2,623
PepsiCo, Inc.	82	9,168
Philip Morris International, Inc.	33	2,691
Tyson Foods, Inc., Class A	52	3,095
Total Food, Beverage & Tobacco		69,522
Health Care Equipment & Services—6.8%
Abbott Laboratories	481	35,286
ABIOMED, Inc.[2]	17	7,646
Aetna, Inc.	70	14,199
Align Technology, Inc.[2]	32	12,519
AmerisourceBergen Corp.	14	1,291
Anthem, Inc.	62	16,991
Baxter International, Inc.	120	9,251
Becton Dickinson and Co.	58	15,138
Boston Scientific Corp.[2]	231	8,893
Cantel Medical Corp.	14	1,289
Centene Corp.[2]	71	10,279
Cerner Corp.[2]	27	1,739
Chemed Corp.	6	1,917
Cigna Corp.	34	7,080
Cooper Cos., Inc. (The)	5	1,386
CVS Health Corp.	63	4,959
Danaher Corp.	141	15,321
DaVita, Inc.[2]	18	1,289
DexCom, Inc.[2]	17	2,432
Edwards Lifesciences Corp.[2]	45	7,835
Encompass Health Corp.	30	2,339
Express Scripts Holding Co.[2]	127	12,066
HCA Healthcare, Inc.	68	9,460
Hill-Rom Holdings, Inc.	13	1,227
Humana, Inc.	35	11,848
ICU Medical, Inc.[2]	6	1,697
IDEXX Laboratories, Inc.[2]	22	5,493
Insulet Corp.[1,2]	24	2,543
Intuitive Surgical, Inc.[2]	42	24,108

	Shares	Value
Health Care Equipment & Services (Continued)
Laboratory Corp. of America Holdings[2]	26	$4,516
McKesson Corp.	18	2,388
Medtronic PLC	148	14,559
Molina Healthcare, Inc.[2]	16	2,379
Penumbra, Inc.[2]	12	1,796
Quest Diagnostics, Inc.	14	1,511
ResMed, Inc.	42	4,844
STERIS PLC	22	2,517
Stryker Corp.	82	14,570
Teleflex, Inc.[1]	13	3,459
UnitedHealth Group, Inc.	294	78,216
Universal Health Services, Inc., Class B	11	1,406
Varian Medical Systems, Inc.[2]	18	2,015
Veeva Systems, Inc., Class A2	33	3,593
WellCare Health Plans, Inc.[2]	11	3,525
Zimmer Biomet Holdings, Inc.	16	2,104
Total Health Care Equipment & Services		390,919
Household & Personal Products—0.5%
Colgate-Palmolive Co.	45	3,013
Estee Lauder Cos., Inc., (The), Class A	78	11,335
Herbalife Nutrition Ltd.[2]	41	2,236
Kimberly-Clark Corp.	17	1,932
Nu Skin Enterprises, Inc., Class A	17	1,401
Procter & Gamble Co. (The)	142	11,819
Total Household & Personal Products		31,736
Insurance—1.6%
Aflac, Inc.	162	7,625
Allstate Corp. (The)	54	5,330
American Financial Group, Inc.	13	1,443
American International Group, Inc.	60	3,194
Aon PLC	34	5,229
Arch Capital Group Ltd.[2]	38	1,133
Arthur J. Gallagher & Co.	37	2,754
Brighthouse Financial, Inc.[2]	24	1,062
Brown & Brown, Inc.	59	1,745
Chubb Ltd.	39	5,212
Cincinnati Financial Corp.	17	1,306
Fidelity National Financial, Inc.	66	2,597
First American Financial Corp.	27	1,393
Hanover Insurance Group, Inc. (The)	13	1,604
Hartford Financial Services Group, Inc. (The)	48	2,398
Lincoln National Corp.	29	1,962
Loews Corp.	43	2,160
Markel Corp.[2]	3	3,565
Marsh & McLennan Cos., Inc.	67	5,542
MetLife, Inc.	116	5,419
Principal Financial Group, Inc.	23	1,348
Progressive Corp. (The)	185	13,142
Prudential Financial, Inc.	44	4,458
Reinsurance Group of America, Inc.	13	1,879
Torchmark Corp.	19	1,647
Travelers Cos., Inc. (The)	34	4,410
W.R. Berkley Corp.	16	1,279
Willis Towers Watson PLC	18	2,537
Total Insurance		93,373
Materials—2.3%
Air Products & Chemicals, Inc.	48	8,018
Alcoa Corp.[2]	74	2,990

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Materials (Continued)
Avery Dennison Corp.	24	$2,600
Celanese Corp.	37	4,218
CF Industries Holdings, Inc.	86	4,682
Chemours Co. (The)	60	2,366
DowDuPont, Inc.	363	23,345
Eastman Chemical Co.	42	4,020
Ecolab, Inc.	45	7,055
FMC Corp.	31	2,703
Freeport-McMoRan, Inc.	510	7,099
Huntsman Corp.	66	1,797
International Paper Co.	48	2,359
LyondellBasell Industries NV, Class A	113	11,584
Martin Marietta Materials, Inc.[1]	6	1,092
Mosaic Co. (The)	87	2,826
Newmont Mining Corp.	120	3,624
Nucor Corp.	76	4,822
Packaging Corp. of America	18	1,975
PPG Industries, Inc.	25	2,728
Praxair, Inc.	63	10,126
Reliance Steel & Aluminum Co.	21	1,791
Royal Gold, Inc.	14	1,079
Sherwin-Williams Co. (The)	15	6,828
Southern Copper Corp.[1]	30	1,294
Steel Dynamics, Inc.	84	3,796
United States Steel Corp.[1]	71	2,164
Vulcan Materials Co.	16	1,779
Westlake Chemical Corp.	15	1,247
WestRock Co.	45	2,405
Total Materials		134,412
Media & Entertainment—6.9%
Activision Blizzard, Inc.	182	15,141
Alphabet, Inc., Class A2	53	63,975
Alphabet, Inc., Class C2	58	69,221
Charter Communications, Inc., Class A2	7	2,281
Comcast Corp., Class A	205	7,259
Electronic Arts, Inc.[2]	67	8,073
Facebook, Inc., Class A2	556	91,440
IAC/InterActiveCorp[2]	26	5,635
Liberty Media Corp.-Liberty SiriusXM, Class C2	35	1,521
Live Nation Entertainment, Inc.[1,2]	32	1,743
Madison Square Garden Co. (The), Class A2	6	1,892
Netflix, Inc.[2]	170	63,602
News Corp., Class A	76	1,002
Omnicom Group, Inc.	19	1,292
Sirius XM Holdings, Inc.[1]	393	2,484
Take-Two Interactive Software, Inc.[2]	42	5,796
TripAdvisor, Inc.[2]	27	1,379
Twenty-First Century Fox, Inc., Class A	333	15,428
Twenty-First Century Fox, Inc., Class B	156	7,148
Twitter, Inc.[2]	288	8,196
Walt Disney Co. (The)	175	20,465
Zillow Group, Inc., Class C1,2	21	929
Total Media & Entertainment		395,902
Pharmaceuticals, Biotechnology & Life Sciences—6.3%
AbbVie, Inc.	587	55,518
Agilent Technologies, Inc.	53	3,739
Agios Pharmaceuticals, Inc.[1,2]	20	1,542

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Alexion Pharmaceuticals, Inc.[2]	32	$4,448
Alnylam Pharmaceuticals, Inc.[1,2]	27	2,363
Amgen, Inc.	118	24,460
Biogen, Inc.[2]	37	13,073
BioMarin Pharmaceutical, Inc.[2]	21	2,036
Bio-Rad Laboratories, Inc., Class A2	6	1,878
Bio-Techne Corp.	12	2,449
Bluebird Bio, Inc.[1,2]	20	2,920
Bristol-Myers Squibb Co.	187	11,609
Eli Lilly & Co.	127	13,628
Exact Sciences Corp.[1,2]	46	3,630
Gilead Sciences, Inc.	207	15,982
Illumina, Inc.[2]	55	20,188
IQVIA Holdings, Inc.[2]	32	4,152
Jazz Pharmaceuticals PLC[2]	10	1,681
Johnson & Johnson	245	33,852
Merck & Co., Inc.	269	19,083
Mettler-Toledo International, Inc.[2]	3	1,827
Mylan NV2	81	2,965
Nektar Therapeutics[1,2]	64	3,901
Neurocrine Biosciences, Inc.[1,2]	36	4,426
PerkinElmer, Inc.[1]	24	2,335
Perrigo Co. PLC[1]	18	1,274
Pfizer, Inc.	1,050	46,274
QIAGEN NV2	31	1,174
Sage Therapeutics, Inc.[1,2]	18	2,543
Sarepta Therapeutics, Inc.[1,2]	25	4,038
Thermo Fisher Scientific, Inc.	95	23,188
Vertex Pharmaceuticals, Inc.[2]	68	13,106
Waters Corp.[2]	11	2,142
Zoetis, Inc.	148	13,551
Total Pharmaceuticals, Biotechnology & Life Sciences		360,975
Real Estate—1.3%
Alexandria Real Estate Equities, Inc.	15	1,887
American Tower Corp.	64	9,299
AvalonBay Communities, Inc.	7	1,268
Boston Properties, Inc.	15	1,846
CBRE Group, Inc., Class A2	96	4,234
Crown Castle International Corp.	57	6,346
CubeSmart	46	1,312
Digital Realty Trust, Inc.	17	1,912
Duke Realty Corp.	43	1,220
Equinix, Inc.	6	2,597
Equity Residential	26	1,723
Extra Space Storage, Inc.	28	2,426
Host Hotels & Resorts, Inc.	142	2,996
Jones Lang LaSalle, Inc.	15	2,165
Park Hotels & Resorts, Inc.	44	1,444
Prologis, Inc.	114	7,728
Public Storage	16	3,226
Rayonier, Inc.	38	1,285
Realty Income Corp.	27	1,536
SBA Communications Corp.[2]	25	4,016
Simon Property Group, Inc.	38	6,717
STORE Capital Corp.	47	1,306

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Real Estate (Continued)
Weyerhaeuser Co.	134	$4,324
Total Real Estate		72,813
Retailing—8.9%
Amazon.com, Inc.[2]	155	310,465
AutoZone, Inc.[2]	5	3,879
Best Buy Co., Inc.	81	6,428
Booking Holdings, Inc.[2]	9	17,856
Burlington Stores, Inc.[2]	23	3,747
CarMax, Inc.[1,2]	29	2,165
Dollar General Corp.	87	9,509
Dollar Tree, Inc.[2]	69	5,627
eBay, Inc.[2]	173	5,712
Gap, Inc. (The)	73	2,106
Genuine Parts Co.	16	1,590
GrubHub, Inc.[2]	37	5,129
Home Depot, Inc. (The)	274	56,759
Kohl's Corp.	67	4,995
Lowe's Cos., Inc.	141	16,190
Macy's, Inc.[1]	113	3,925
O'Reilly Automotive, Inc.[2]	17	5,904
Pool Corp.[1]	10	1,669
Ross Stores, Inc.	117	11,595
Target Corp.	192	16,936
Tiffany & Co.	24	3,095
TJX Cos., Inc. (The)	138	15,459
Tractor Supply Co.	36	3,272
Urban Outfitters, Inc.[2]	30	1,227
Total Retailing		515,239
Semiconductors & Semiconductor Equipment—5.1%
Advanced Micro Devices, Inc.[1,2]	172	5,313
Analog Devices, Inc.	84	7,767
Applied Materials, Inc.	210	8,116
Broadcom, Inc.	54	13,323
Cypress Semiconductor Corp.	91	1,319
First Solar, Inc.[2]	33	1,598
Intel Corp.	1,761	83,278
KLA-Tencor Corp.	30	3,051
Lam Research Corp.	48	7,282
Marvell Technology Group Ltd.	133	2,567
Maxim Integrated Products, Inc.	75	4,229
Microchip Technology, Inc.[1]	47	3,709
Micron Technology, Inc.[2]	465	21,032
MKS Instruments, Inc.	20	1,603
Monolithic Power Systems, Inc.	12	1,506
NVIDIA Corp.	227	63,792
NXP Semiconductors NV	43	3,677
ON Semiconductor Corp.[2]	156	2,875
Qorvo, Inc.[2]	22	1,692
QUALCOMM, Inc.	204	14,694
Skyworks Solutions, Inc.	19	1,723
Teradyne, Inc.	38	1,405
Texas Instruments, Inc.	325	34,869
Xilinx, Inc.	46	3,688
Total Semiconductors & Semiconductor Equipment		294,108
Software & Services—15.9%
2U, Inc.[1,2]	22	1,654
Accenture PLC, Class A	159	27,062

	Shares	Value
Software & Services (Continued)
Adobe Systems, Inc.[2]	194	$52,370
Akamai Technologies, Inc.[2]	60	4,389
Amdocs Ltd.	18	1,188
ANSYS, Inc.[2]	25	4,667
Aspen Technology, Inc.[2]	28	3,190
Atlassian Corp. PLC, Class A2	37	3,557
Autodesk, Inc.[2]	64	9,991
Automatic Data Processing, Inc.	115	17,326
Black Knight, Inc.[2]	39	2,026
Booz Allen Hamilton Holding Corp.	41	2,035
Broadridge Financial Solutions, Inc.	43	5,674
CA, Inc.	61	2,693
Cadence Design Systems, Inc.[2]	66	2,991
CDK Global, Inc.	18	1,126
Citrix Systems, Inc.[2]	39	4,335
Cognizant Technology Solutions Corp., Class A	115	8,872
Dell Technologies, Inc., Class V2	52	5,050
DXC Technology Co.	86	8,043
EPAM Systems, Inc.[2]	19	2,616
Fair Isaac Corp.[2]	9	2,057
Fidelity National Information Services, Inc.	80	8,726
First Data Corp., Class A2	69	1,688
Fiserv, Inc.[2]	86	7,085
FleetCor Technologies, Inc.[2]	29	6,607
Fortinet, Inc.[2]	51	4,706
Gartner, Inc.[1,2]	15	2,378
Global Payments, Inc.	42	5,351
GoDaddy, Inc., Class A2	59	4,920
Guidewire Software, Inc.[2]	26	2,626
International Business Machines Corp.	94	14,214
Intuit, Inc.	77	17,510
Jack Henry & Associates, Inc.	16	2,561
Leidos Holdings, Inc.	28	1,937
Mastercard, Inc., Class A	345	76,800
Microsoft Corp.	2,465	281,922
Nutanix, Inc., Class A2	43	1,837
Okta, Inc.[2]	35	2,463
Oracle Corp.	400	20,624
Paychex, Inc.	54	3,977
Paycom Software, Inc.[1,2]	18	2,797
PayPal Holdings, Inc.[2]	451	39,616
Proofpoint, Inc.[2]	16	1,701
PTC, Inc.[2]	40	4,248
RealPage, Inc.[2]	28	1,845
Red Hat, Inc.[2]	72	9,812
RingCentral, Inc., Class A2	27	2,512
salesforce.com, Inc.[2]	248	39,439
ServiceNow, Inc.[2]	69	13,498
Splunk, Inc.[2]	59	7,134
Square, Inc., Class A1,2	116	11,485
SS&C Technologies Holdings, Inc.	58	3,296
Synopsys, Inc.[2]	34	3,353
Tableau Software, Inc., Class A2	25	2,794
Teradata Corp.[2]	37	1,395
Total System Services, Inc.	63	6,221
Twilio, Inc., Class A2	29	2,502

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

	Shares	Value
Software & Services (Continued)
Tyler Technologies, Inc.[2]	11	$2,696
Ultimate Software Group, Inc. (The)[2]	7	2,255
VeriSign, Inc.[2]	33	5,284
Visa, Inc., Class A	569	85,401
VMware Inc, Class A2	26	4,058
Western Union Co. (The)	74	1,410
WEX, Inc.[2]	16	3,212
Workday, Inc., Class A2	45	6,569
Worldpay, Inc., Class A2	88	8,912
Zendesk, Inc.[2]	42	2,982
Total Software & Services		917,271
Technology Hardware & Equipment—8.4%
Amphenol Corp., Class A	62	5,829
Apple, Inc.	1,449	327,097
Arista Networks, Inc.[2]	22	5,849
CDW Corp.	40	3,557
Cisco Systems, Inc.	1,602	77,937
Corning, Inc.	80	2,824
F5 Networks, Inc.[2]	18	3,590
FLIR Systems, Inc.	50	3,074
Hewlett Packard Enterprise Co.	498	8,123
HP, Inc.	458	11,803
IPG Photonics Corp.[2]	14	2,185
Keysight Technologies, Inc.[2]	62	4,109
Littelfuse, Inc.	7	1,385
Motorola Solutions, Inc.	43	5,596
NetApp, Inc.	108	9,276
Palo Alto Networks, Inc.[2]	32	7,208
Pure Storage, Inc., Class A1,2	66	1,713
Western Digital Corp.	34	1,990
Zebra Technologies Corp., Class A2	18	3,183
Total Technology Hardware & Equipment		486,328
Telecommunication Services—0.9%
AT&T, Inc.	459	15,413
T-Mobile US, Inc.[2]	23	1,614
Verizon Communications, Inc.	645	34,437
Total Telecommunication Services		51,464
Transportation—2.2%
American Airlines Group, Inc.	31	1,281
C.H. Robinson Worldwide, Inc.	37	3,623
CSX Corp.	198	14,662
Delta Air Lines, Inc.	90	5,205
Expeditors International of Washington, Inc.	46	3,382
FedEx Corp.	55	13,243
JB Hunt Transport Services, Inc.	29	3,449
Kansas City Southern	15	1,699
Kirby Corp.[1,2]	19	1,563
Landstar System, Inc.	11	1,342
Norfolk Southern Corp.	77	13,899
Old Dominion Freight Line, Inc.	25	4,032
Southwest Airlines Co.	34	2,123
Union Pacific Corp.	220	35,823
United Continental Holdings, Inc.[2]	18	1,603
United Parcel Service, Inc., Class B	108	12,609
XPO Logistics, Inc.[2]	48	5,480
Total Transportation		125,018
Utilities—1.3%
AES Corp.	93	1,302

	Shares	Value
Utilities (Continued)
Ameren Corp.	30	$1,897
American Electric Power Co., Inc.	42	2,977
American Water Works Co., Inc.	20	1,759
Atmos Energy Corp.	14	1,315
Consolidated Edison, Inc.	24	1,829
Dominion Energy, Inc.	29	2,038
DTE Energy Co.	15	1,637
Duke Energy Corp.	48	3,841
Entergy Corp.[1]	21	1,704
Evergy, Inc.	33	1,812
Eversource Energy	27	1,659
Exelon Corp.	164	7,160
FirstEnergy Corp.	96	3,568
NextEra Energy, Inc.	84	14,078
NRG Energy, Inc.	128	4,787
Public Service Enterprise Group, Inc.	99	5,226
Sempra Energy	20	2,275
Southern Co. (The)	65	2,834
Vectren Corp.	16	1,144
Vistra Energy Corp.[2]	129	3,210
WEC Energy Group, Inc.	33	2,203
Xcel Energy, Inc.	45	2,125
Total Utilities		72,380
Total Common Stocks
(Cost $4,933,765)		5,758,407

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $5,219)	5,219	5,219

Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $9,585)	9,585	9,585
Total Investments—100.2% (Cost $4,948,569)		5,773,211
Liabilities in Excess of Other Assets—(0.2)%		(8,891)
Net Assets—100.0%		$5,764,320

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Momentum Factor ETF

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $133,353; total value of the collateral held by the Fund was $136,078. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $126,493.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.7%
Adient PLC[1]	65	$2,555
Aptiv PLC	94	7,887
BorgWarner, Inc.	125	5,348
Ford Motor Co.	2,714	25,105
General Motors Co.	911	30,673
Gentex Corp.	105	2,253
Goodyear Tire & Rubber Co. (The)	167	3,906
Harley-Davidson, Inc.	106	4,802
Lear Corp.	45	6,525
Thor Industries, Inc.	32	2,678
Visteon Corp.[1,2]	18	1,672
Total Automobiles & Components		93,404
Banks—5.2%
Associated Banc-Corp.	62	1,612
Bank OZK[1]	44	1,670
BankUnited, Inc.	58	2,053
BB&T Corp.	330	16,018
CIT Group, Inc.	51	2,632
Citizens Financial Group, Inc.	210	8,100
Comerica, Inc.	51	4,600
Commerce Bancshares, Inc.[1]	24	1,585
Cullen/Frost Bankers, Inc.	17	1,776
East West Bancorp, Inc.	42	2,536
F.N.B. Corp.[1]	106	1,348
Fifth Third Bancorp	318	8,879
First Citizens BancShares, Inc., Class A	2	905
First Republic Bank[1]	42	4,032
Huntington Bancshares, Inc.	498	7,430
KeyCorp	445	8,851
M&T Bank Corp.	60	9,872
New York Community Bancorp, Inc.[1]	306	3,173
PacWest Bancorp	38	1,811
People's United Financial, Inc.[1]	125	2,140
PNC Financial Services Group, Inc. (The)	172	23,425
Popular, Inc.	53	2,716
Prosperity Bancshares, Inc.[1]	21	1,456
Regions Financial Corp.	498	9,138
Signature Bank	17	1,952
SunTrust Banks, Inc.	260	17,365
Synovus Financial Corp.	43	1,969
U.S. Bancorp	574	30,313
Umpqua Holdings Corp.	75	1,560
Webster Financial Corp.	27	1,592
Wells Fargo & Co.	1,764	92,716
Western Alliance Bancorp[2]	25	1,422
Wintrust Financial Corp.	17	1,444
Zions Bancorp NA	70	3,511
Total Banks		281,602
Capital Goods—6.7%
A.O. Smith Corp.	32	1,708
Acuity Brands, Inc.	19	2,987
AECOM[1,2]	109	3,560
AGCO Corp.	43	2,614
Air Lease Corp.[1]	64	2,936
Allegion PLC[1]	25	2,264
Allison Transmission Holdings, Inc.	58	3,017

	Shares	Value
Capital Goods (Continued)
Arconic, Inc.	231	$5,084
BWX Technologies, Inc.	17	1,063
Carlisle Cos., Inc.	23	2,801
Colfax Corp.[1,2]	36	1,298
Crane Co.	19	1,869
Cummins, Inc.	88	12,854
Curtiss-Wright Corp.	14	1,924
Deere & Co.	106	15,935
Donaldson Co., Inc.	34	1,981
Dover Corp.	68	6,020
Eaton Corp. PLC	230	19,948
Flowserve Corp.[1]	39	2,133
Fluor Corp.	91	5,287
Fortune Brands Home & Security, Inc.	62	3,246
General Dynamics Corp.	94	19,244
Graco, Inc.	34	1,576
HD Supply Holdings, Inc.[2]	115	4,921
Hexcel Corp.	26	1,743
Hubbell, Inc.	21	2,805
Huntington Ingalls Industries, Inc.	21	5,378
IDEX Corp.	14	2,109
Ingersoll-Rand PLC	112	11,458
ITT, Inc.	33	2,022
Jacobs Engineering Group, Inc.	57	4,360
Johnson Controls International PLC	324	11,340
L3 Technologies, Inc.	29	6,166
Lennox International, Inc.	8	1,747
Lincoln Electric Holdings, Inc.	20	1,869
Lockheed Martin Corp.	92	31,828
Masco Corp.	118	4,319
Middleby Corp. (The)[1,2]	18	2,328
MSC Industrial Direct Co., Inc., Class A	14	1,234
Nordson Corp.	14	1,945
nVent Electric PLC	66	1,793
Oshkosh Corp.	38	2,707
Owens Corning	66	3,582
PACCAR, Inc.	206	14,047
Parker-Hannifin Corp.	44	8,093
Pentair PLC	78	3,381
Quanta Services, Inc.[2]	92	3,071
Regal Beloit Corp.	23	1,896
Sensata Technologies Holding PLC[2]	50	2,478
Snap-on, Inc.[1]	24	4,406
Spirit AeroSystems Holdings, Inc., Class A	42	3,850
Stanley Black & Decker, Inc.	64	9,372
Teledyne Technologies, Inc.[2]	8	1,973
Terex Corp.[1]	35	1,397
Textron, Inc.	95	6,790
Timken Co. (The)	33	1,645
Toro Co. (The)	31	1,859
Trinity Industries, Inc.	80	2,931
United Rentals, Inc.[2]	47	7,689
United Technologies Corp.	281	39,287
Univar, Inc.[2]	75	2,299
USG Corp.[2]	28	1,213
Valmont Industries, Inc.	9	1,246

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Capital Goods (Continued)
W.W. Grainger, Inc.	16	$5,719
WABCO Holdings, Inc.[2]	25	2,949
Wabtec Corp.[1]	16	1,678
Watsco, Inc.[1]	9	1,603
WESCO International, Inc.[2]	32	1,966
Xylem, Inc.[1]	43	3,434
Total Capital Goods		363,275
Commercial & Professional Services—0.9%
Clean Harbors, Inc.[2]	21	1,503
Copart, Inc.[1,2]	32	1,649
CoStar Group, Inc.[2]	3	1,263
Dun & Bradstreet Corp. (The)	12	1,710
Equifax, Inc.	30	3,917
KAR Auction Services, Inc.	48	2,865
ManpowerGroup, Inc.	44	3,782
Nielsen Holdings PLC[1]	180	4,979
Republic Services, Inc.	78	5,667
Robert Half International, Inc.	43	3,026
Stericycle, Inc.[1,2]	20	1,174
Waste Management, Inc.	197	17,801
Total Commercial & Professional Services		49,336
Consumer Durables & Apparel—1.4%
Brunswick Corp.	36	2,413
Carter’s, Inc.[1]	19	1,873
D.R. Horton, Inc.	146	6,158
Garmin Ltd.	60	4,203
Hanesbrands, Inc.[1]	216	3,981
Hasbro, Inc.[1]	47	4,941
Leggett & Platt, Inc.[1]	64	2,803
Lennar Corp., Class A	111	5,183
Michael Kors Holdings Ltd.[2]	77	5,279
Mohawk Industries, Inc.[2]	29	5,085
Newell Brands, Inc.[1]	300	6,090
NVR, Inc.[2]	1	2,471
Polaris Industries, Inc.[1]	24	2,423
PulteGroup, Inc.	144	3,567
PVH Corp.	25	3,610
Ralph Lauren Corp.	21	2,888
Skechers U.S.A., Inc., Class A1,2	56	1,564
Tapestry, Inc.	92	4,625
Tempur Sealy International, Inc.[1,2]	25	1,322
Toll Brothers, Inc.	94	3,105
Whirlpool Corp.	48	5,700
Total Consumer Durables & Apparel		79,284
Consumer Services—1.5%
Aramark	151	6,496
Carnival Corp.	191	12,180
Chipotle Mexican Grill, Inc.[2]	4	1,818
Darden Restaurants, Inc.	52	5,782
Domino's Pizza, Inc.	7	2,063
Dunkin' Brands Group, Inc.[1]	18	1,327
Extended Stay America, Inc.	61	1,234
frontdoor, Inc.[2]	14	574
Graham Holdings Co., Class B	2	1,159
Grand Canyon Education, Inc.[2]	10	1,128
H&R Block, Inc.	134	3,450
Hilton Grand Vacations, Inc.[2]	39	1,291
MGM Resorts International	236	6,587

	Shares	Value
Consumer Services (Continued)
Norwegian Cruise Line Holdings Ltd.[2]	109	$6,260
Royal Caribbean Cruises Ltd.	90	11,695
Service Corp. International	83	3,669
ServiceMaster Global Holdings, Inc.[2]	33	2,047
Six Flags Entertainment Corp.[1]	21	1,466
Vail Resorts, Inc.	7	1,921
Wyndham Destinations, Inc.	67	2,905
Wyndham Hotels & Resorts, Inc.	21	1,167
Yum China Holdings, Inc.	110	3,862
Total Consumer Services		80,081
Diversified Financials—7.1%
Affiliated Managers Group, Inc.	26	3,555
AGNC Investment Corp.	246	4,583
Ally Financial, Inc.	297	7,856
American Express Co.	398	42,383
Ameriprise Financial, Inc.	78	11,517
Annaly Capital Management, Inc.	789	8,071
AXA Equitable Holdings, Inc.	79	1,695
Bank of New York Mellon Corp. (The)	348	17,745
Berkshire Hathaway, Inc., Class B2	677	144,952
BGC Partners, Inc., Class A	176	2,080
Capital One Financial Corp.	329	31,232
Cboe Global Markets, Inc.	16	1,535
Chimera Investment Corp.	111	2,012
Credit Acceptance Corp.[1,2]	5	2,190
Discover Financial Services	227	17,354
Evercore, Inc., Class A	20	2,011
FactSet Research Systems, Inc.[1]	7	1,566
Franklin Resources, Inc.	144	4,379
Interactive Brokers Group, Inc., Class A	17	940
Invesco Ltd.	231	5,285
Jefferies Financial Group, Inc.	212	4,656
Lazard Ltd., Class A	75	3,610
Legg Mason, Inc.	47	1,468
LPL Financial Holdings, Inc.	34	2,193
MFA Financial, Inc.	162	1,191
Nasdaq, Inc.	31	2,660
Navient Corp.	178	2,399
New Residential Investment Corp.	99	1,764
Northern Trust Corp.	63	6,434
OneMain Holdings, Inc.[2]	52	1,748
Raymond James Financial, Inc.	52	4,787
Santander Consumer USA Holdings, Inc.	80	1,603
SEI Investments Co.	27	1,650
State Street Corp.	219	18,348
Synchrony Financial	513	15,944
Two Harbors Investment Corp.	117	1,747
Voya Financial, Inc.	53	2,633
Total Diversified Financials		387,776
Energy—7.5%
Andeavor	79	12,126
Antero Resources Corp.[1,2]	167	2,958
Apache Corp.[1]	235	11,202
Cabot Oil & Gas Corp.[1]	63	1,419
Chesapeake Energy Corp.[1,2]	625	2,806
Chevron Corp.	686	83,884
Cimarex Energy Co.[1]	39	3,625

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Energy (Continued)
CNX Resources Corp.[2]	130	$1,860
Devon Energy Corp.	269	10,744
Diamondback Energy, Inc.[1]	26	3,515
EQT Corp.	85	3,760
Exxon Mobil Corp.	1,797	152,781
HollyFrontier Corp.	75	5,242
Marathon Petroleum Corp.	315	25,191
Murphy Oil Corp.	77	2,567
Newfield Exploration Co.[2]	110	3,171
Parsley Energy, Inc., Class A2	45	1,316
PBF Energy, Inc., Class A	77	3,843
Phillips 66	263	29,645
QEP Resources, Inc.[2]	158	1,789
Range Resources Corp.[1]	110	1,869
Targa Resources Corp.	51	2,872
Transocean Ltd.[2]	100	1,395
Valero Energy Corp.	278	31,623
Williams Cos., Inc. (The)	255	6,933
Total Energy		408,136
Food & Staples Retailing—4.3%
Casey's General Stores, Inc.[1]	26	3,357
Costco Wholesale Corp.	242	56,841
Kroger Co. (The)	583	16,971
Sprouts Farmers Market, Inc.[1,2]	83	2,275
Sysco Corp.	270	19,777
US Foods Holding Corp.[2]	140	4,315
Walgreens Boots Alliance, Inc.	574	41,845
Walmart, Inc.	949	89,120
Total Food & Staples Retailing		234,501
Food, Beverage & Tobacco—3.8%
Archer-Daniels-Midland Co.	366	18,399
Bunge Ltd.	89	6,115
Campbell Soup Co.[1]	110	4,029
Conagra Brands, Inc.	147	4,994
Flowers Foods, Inc.[1]	70	1,306
General Mills, Inc.	294	12,619
Hain Celestial Group, Inc. (The)[1,2]	42	1,139
Hershey Co. (The)	44	4,488
Hormel Foods Corp.[1]	85	3,349
Ingredion, Inc.	38	3,989
JM Smucker Co. (The)[1]	66	6,772
Kellogg Co.	105	7,352
Lamb Weston Holdings, Inc.	34	2,264
McCormick & Co., Inc.	32	4,216
Molson Coors Brewing Co., Class B	107	6,581
PepsiCo, Inc.	514	57,465
Philip Morris International, Inc.	536	43,705
Pinnacle Foods, Inc.	28	1,815
Post Holdings, Inc.[2]	24	2,353
TreeHouse Foods, Inc.[1,2]	31	1,483
Tyson Foods, Inc., Class A	191	11,370
Total Food, Beverage & Tobacco		205,803
Health Care Equipment & Services—8.2%
Acadia Healthcare Co., Inc.[1,2]	46	1,619
AmerisourceBergen Corp.	99	9,130
Anthem, Inc.	154	42,204
athenahealth, Inc.[2]	8	1,069
Cardinal Health, Inc.	209	11,286

	Shares	Value
Health Care Equipment & Services (Continued)
Centene Corp.[2]	124	$17,953
Cigna Corp.	134	27,905
Cooper Cos., Inc. (The)	10	2,771
CVS Health Corp.	699	55,025
DaVita, Inc.[2]	81	5,802
Encompass Health Corp.	43	3,352
Envision Healthcare Corp.[2]	45	2,058
Express Scripts Holding Co.[2]	390	37,054
HCA Healthcare, Inc.	183	25,459
Henry Schein, Inc.[1,2]	76	6,462
Hill-Rom Holdings, Inc.	15	1,416
Hologic, Inc.[2]	66	2,705
Humana, Inc.	86	29,113
Laboratory Corp. of America Holdings[2]	38	6,600
McKesson Corp.	127	16,846
MEDNAX, Inc.[2]	51	2,380
Molina Healthcare, Inc.[2]	31	4,610
Quest Diagnostics, Inc.	53	5,719
STERIS PLC	19	2,174
UnitedHealth Group, Inc.	389	103,489
Universal Health Services, Inc., Class B	50	6,392
Varian Medical Systems, Inc.[2]	15	1,679
Veeva Systems, Inc., Class A2	16	1,742
WellCare Health Plans, Inc.[2]	28	8,974
West Pharmaceutical Services, Inc.	14	1,728
Total Health Care Equipment & Services		444,716
Household & Personal Products—2.3%
Church & Dwight Co., Inc.	67	3,978
Clorox Co. (The)	38	5,716
Energizer Holdings, Inc.[1]	21	1,232
Herbalife Nutrition Ltd.[2]	38	2,073
Kimberly-Clark Corp.	155	17,614
Nu Skin Enterprises, Inc., Class A	18	1,483
Procter & Gamble Co. (The)	1,104	91,886
Spectrum Brands Holdings, Inc.[1]	14	1,046
Total Household & Personal Products		125,028
Insurance—5.1%
Aflac, Inc.	485	22,829
Alleghany Corp.	4	2,610
Allstate Corp. (The)	229	22,602
American Financial Group, Inc.	45	4,994
Arch Capital Group Ltd.[2]	180	5,366
Arthur J. Gallagher & Co.	63	4,690
Assurant, Inc.	33	3,562
Assured Guaranty Ltd.	72	3,041
Athene Holding Ltd., Class A2	96	4,959
Brighthouse Financial, Inc.[2]	61	2,699
Brown & Brown, Inc.	54	1,597
Chubb Ltd.	206	27,530
Cincinnati Financial Corp.	64	4,916
Everest Re Group Ltd.	22	5,026
Fidelity National Financial, Inc.	129	5,076
First American Financial Corp.	61	3,147
Hanover Insurance Group, Inc. (The)	25	3,084
Lincoln National Corp.	102	6,901
Loews Corp.	178	8,941
MetLife, Inc.	598	27,938

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Insurance (Continued)
Old Republic International Corp.	171	$3,827
Principal Financial Group, Inc.	196	11,484
Progressive Corp. (The)	275	19,536
Prudential Financial, Inc.	292	29,585
Reinsurance Group of America, Inc.	44	6,361
RenaissanceRe Holdings Ltd.	15	2,004
Torchmark Corp.	71	6,155
Travelers Cos., Inc. (The)	150	19,456
Unum Group	143	5,587
W.R. Berkley Corp.	46	3,677
White Mountains Insurance Group Ltd.	1	936
Total Insurance		280,116
Materials—3.4%
Albemarle Corp.	24	2,395
Alcoa Corp.[2]	112	4,525
AptarGroup, Inc.	19	2,047
Ashland Global Holdings, Inc.	17	1,426
Avery Dennison Corp.	37	4,009
Axalta Coating Systems Ltd[2]	63	1,837
Ball Corp.[1]	173	7,610
Bemis Co., Inc.	39	1,895
Berry Global Group, Inc.[2]	84	4,065
Cabot Corp.	31	1,944
Celanese Corp.	46	5,244
CF Industries Holdings, Inc.	85	4,627
Chemours Co. (The)	97	3,826
Crown Holdings, Inc.[2]	87	4,176
Domtar Corp.	27	1,409
Eagle Materials, Inc.	12	1,023
Eastman Chemical Co.	78	7,466
FMC Corp.	39	3,400
Freeport-McMoRan, Inc.	900	12,528
Graphic Packaging Holding Co.	165	2,312
Huntsman Corp.	144	3,921
International Flavors & Fragrances, Inc.	20	2,782
International Paper Co.	199	9,781
LyondellBasell Industries NV, Class A	202	20,707
Mosaic Co. (The)	143	4,645
Newmont Mining Corp.	187	5,647
Nucor Corp.	150	9,518
Olin Corp.	90	2,311
Owens-Illinois, Inc.[2]	112	2,104
Packaging Corp. of America	38	4,168
PPG Industries, Inc.	104	11,350
Reliance Steel & Aluminum Co.	41	3,497
RPM International, Inc.	44	2,857
Scotts Miracle-Gro Co., (The)[1]	15	1,181
Sealed Air Corp.[1]	51	2,048
Silgan Holdings, Inc.	49	1,362
Sonoco Products Co.[1]	40	2,220
Steel Dynamics, Inc.	102	4,609
United States Steel Corp.[1]	118	3,597
Westlake Chemical Corp.	16	1,330
WestRock Co.	146	7,802
WR Grace & Co.	18	1,286
Total Materials		186,487

	Shares	Value
Media—0.2%
Liberty Broadband Corp., Class C2	33	$2,782
Liberty Media Corp.-Liberty SiriusXM, Class A2	28	1,216
Liberty Media Corp.-Liberty SiriusXM, Class C2	56	2,433
Lions Gate Entertainment Corp., Class B	51	1,188
Sirius XM Holdings, Inc.[1]	248	1,568
Total Media		9,187
Media & Entertainment—4.7%
AMC Networks, Inc., Class A1,2	30	1,990
CBS Corp., Class B	114	6,549
Charter Communications, Inc., Class A2	97	31,611
Cinemark Holdings, Inc.[1]	61	2,452
Comcast Corp., Class A	2,693	95,359
Discovery, Inc., Class A1,2	72	2,304
Discovery, Inc., Class C2	98	2,899
DISH Network Corp., Class A2	147	5,257
IAC/InterActiveCorp[2]	19	4,118
Interpublic Group of Cos., Inc. (The)	214	4,894
Live Nation Entertainment, Inc.[1,2]	44	2,397
Omnicom Group, Inc.	138	9,387
Take-Two Interactive Software, Inc.[2]	13	1,794
Twenty-First Century Fox, Inc., Class B	137	6,277
Viacom, Inc., Class B	245	8,271
Walt Disney Co. (The)	598	69,930
Total Media & Entertainment		255,489
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
Amgen, Inc.	267	55,346
Biogen, Inc.[2]	70	24,732
Catalent, Inc.[2]	30	1,367
Celgene Corp.[2]	309	27,652
Charles River Laboratories International, Inc.[2]	13	1,749
Gilead Sciences, Inc.	796	61,459
Jazz Pharmaceuticals PLC[2]	14	2,354
Mylan NV2	227	8,308
PerkinElmer, Inc.[1]	26	2,529
Perrigo Co. PLC[1]	32	2,266
United Therapeutics Corp.[2]	24	3,069
Total Pharmaceuticals, Biotechnology & Life Sciences		190,831
Real Estate—1.3%
Alexandria Real Estate Equities, Inc.	11	1,384
Apple Hospitality REIT, Inc.	71	1,242
Brixmor Property Group, Inc.	136	2,381
Camden Property Trust	15	1,404
CBRE Group, Inc., Class A2	136	5,998
Duke Realty Corp.	57	1,617
EPR Properties	23	1,573
Equity LifeStyle Properties, Inc.	13	1,254
Extra Space Storage, Inc.	25	2,166
Federal Realty Investment Trust	12	1,518
Gaming and Leisure Properties, Inc.	61	2,150
HCP, Inc.	126	3,316
Highwoods Properties, Inc.	25	1,181
Hospitality Properties Trust	70	2,019
Host Hotels & Resorts, Inc.	218	4,600
Iron Mountain, Inc.	74	2,554
Jones Lang LaSalle, Inc.	26	3,752
Kimco Realty Corp.	129	2,159
Lamar Advertising Co., Class A	25	1,945

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Real Estate (Continued)
Liberty Property Trust	31	$1,310
Macerich Co. (The)	21	1,161
Medical Properties Trust, Inc.[1]	114	1,700
Mid-America Apartment Communities, Inc.	23	2,304
National Retail Properties, Inc.	30	1,345
Omega Healthcare Investors, Inc.[1]	45	1,475
Outfront Media, Inc.	59	1,177
Park Hotels & Resorts, Inc.	76	2,494
Realogy Holdings Corp.[1]	88	1,816
Regency Centers Corp.	21	1,358
Retail Properties of America, Inc., Class A	108	1,317
Senior Housing Properties Trust	76	1,335
SL Green Realty Corp.	14	1,365
UDR, Inc.	33	1,334
VEREIT, Inc.	207	1,503
Weingarten Realty Investors	50	1,488
WP Carey, Inc.	25	1,608
Total Real Estate		70,303
Retailing—5.0%
Advance Auto Parts, Inc.	30	5,050
AutoNation, Inc.[2]	38	1,579
AutoZone, Inc.[2]	14	10,860
Best Buy Co., Inc.	164	13,015
Burlington Stores, Inc.[2]	21	3,421
CarMax, Inc.[1,2]	79	5,899
Dick’s Sporting Goods, Inc.[1]	54	1,916
Dollar General Corp.	137	14,974
Dollar Tree, Inc.[2]	130	10,601
eBay, Inc.[2]	334	11,029
Expedia Group, Inc.	42	5,480
Foot Locker, Inc.[1]	74	3,772
Gap, Inc. (The)	146	4,212
Genuine Parts Co.	75	7,455
Kohl's Corp.	114	8,499
L Brands, Inc.[1]	158	4,787
LKQ Corp.[2]	137	4,339
Lowe's Cos., Inc.	359	41,220
Macy's, Inc.	212	7,363
Michaels Cos., Inc. (The)[1,2]	75	1,217
Nordstrom, Inc.[1]	81	4,845
O'Reilly Automotive, Inc.[2]	26	9,030
Penske Automotive Group, Inc.	25	1,185
Pool Corp.[1]	9	1,502
Qurate Retail, Inc.[2]	151	3,354
Ross Stores, Inc.	122	12,090
Target Corp.	370	32,638
TJX Cos., Inc. (The)	220	24,644
Tractor Supply Co.	53	4,817
Ulta Beauty, Inc.[2]	16	4,514
Urban Outfitters, Inc.[2]	30	1,227
Williams-Sonoma, Inc.[1]	51	3,352
Total Retailing		269,886
Semiconductors & Semiconductor Equipment—4.4%
Applied Materials, Inc.	607	23,461
Cypress Semiconductor Corp.	81	1,174
First Solar, Inc.[2]	44	2,130
Intel Corp.	2,799	132,365

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
KLA-Tencor Corp.	72	$7,323
Marvell Technology Group Ltd.	170	3,281
Micron Technology, Inc.[2]	965	43,647
MKS Instruments, Inc.	28	2,244
ON Semiconductor Corp.[2]	271	4,994
Qorvo, Inc.[2]	42	3,229
Skyworks Solutions, Inc.	101	9,162
Teradyne, Inc.	122	4,512
Versum Materials, Inc.	29	1,044
Total Semiconductors & Semiconductor Equipment		238,566
Software & Services—4.7%
Alliance Data Systems Corp.	32	7,557
Amdocs Ltd.	74	4,883
Aspen Technology, Inc.[2]	14	1,595
Booz Allen Hamilton Holding Corp.	62	3,077
CA, Inc.	175	7,726
Cadence Design Systems, Inc.[2]	54	2,447
CDK Global, Inc.	48	3,003
Conduent, Inc.[1,2]	86	1,937
CoreLogic, Inc.[2]	26	1,285
DXC Technology Co.	304	28,430
EPAM Systems, Inc.[2]	12	1,652
Euronet Worldwide, Inc.[1,2]	18	1,804
Fair Isaac Corp.[2]	7	1,600
First Data Corp., Class A2	179	4,380
Fortinet, Inc.[2]	33	3,045
Gartner, Inc.[1,2]	12	1,902
Genpact Ltd.	50	1,531
GoDaddy, Inc., Class A2	20	1,668
International Business Machines Corp.	897	135,635
Jack Henry & Associates, Inc.	11	1,761
Leidos Holdings, Inc.	100	6,916
LogMeIn, Inc.	11	980
Manhattan Associates, Inc.[2]	25	1,365
PTC, Inc.[2]	13	1,380
Sabre Corp.	101	2,634
Splunk, Inc.[2]	11	1,330
Square, Inc., Class A1,2	25	2,475
SS&C Technologies Holdings, Inc.	46	2,614
Symantec Corp.	287	6,107
Teradata Corp.[2]	46	1,735
Tyler Technologies, Inc.[2]	6	1,470
Ultimate Software Group, Inc. (The)[2]	4	1,289
VMware Inc, Class A2	21	3,277
Western Union Co. (The)	163	3,107
Workday, Inc., Class A2	12	1,752
Total Software & Services		255,349
Technology Hardware & Equipment—2.9%
ARRIS International PLC[2]	159	4,132
Arrow Electronics, Inc.[2]	56	4,128
Avnet, Inc.	55	2,462
CDW Corp.	120	10,670
Cognex Corp.	25	1,396
Coherent, Inc.[1,2]	10	1,722
CommScope Holding Co., Inc.[2]	149	4,583
EchoStar Corp., Class A2	34	1,577

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
F5 Networks, Inc.[2]	26	$5,185
FLIR Systems, Inc.	24	1,475
Hewlett Packard Enterprise Co.	1,691	27,580
HP, Inc.	1,724	44,428
IPG Photonics Corp.[2]	5	780
Jabil, Inc.	116	3,141
Juniper Networks, Inc.	310	9,291
Keysight Technologies, Inc.[2]	23	1,524
Littelfuse, Inc.	5	990
Motorola Solutions, Inc.	84	10,932
NCR Corp.[1,2]	133	3,779
Trimble, Inc.[2]	52	2,260
Western Digital Corp.	226	13,230
Xerox Corp.	125	3,373
Zebra Technologies Corp., Class A2	11	1,945
Total Technology Hardware & Equipment		160,583
Telecommunication Services—5.4%
AT&T, Inc.	4,122	138,417
CenturyLink, Inc.	568	12,041
Sprint Corp.[2]	439	2,871
Telephone & Data Systems, Inc.	62	1,887
T-Mobile US, Inc.[2]	189	13,264
Verizon Communications, Inc.	2,335	124,666
Zayo Group Holdings, Inc.[2]	51	1,771
Total Telecommunication Services		294,917
Transportation—2.7%
Alaska Air Group, Inc.[1]	83	5,715
AMERCO[1]	4	1,427
American Airlines Group, Inc.	292	12,068
C.H. Robinson Worldwide, Inc.	61	5,973
Copa Holdings SA, Class A	21	1,677
Delta Air Lines, Inc.	432	24,983
Expeditors International of Washington, Inc.	45	3,309
FedEx Corp.	115	27,691
Genesee & Wyoming, Inc., Class A1,2	23	2,093
JB Hunt Transport Services, Inc.	31	3,687
JetBlue Airways Corp.[2]	219	4,240
Kansas City Southern	36	4,078
Kirby Corp.[1,2]	30	2,467
Landstar System, Inc.	12	1,464
Macquarie Infrastructure Corp.[1]	43	1,984
Old Dominion Freight Line, Inc.	12	1,935
Ryder System, Inc.	36	2,631
Southwest Airlines Co.	313	19,547
United Continental Holdings, Inc.[2]	173	15,407
XPO Logistics, Inc.[2]	49	5,594
Total Transportation		147,970
Utilities—5.9%
AES Corp.	373	5,222
Alliant Energy Corp.	92	3,916
Ameren Corp.	122	7,713
American Electric Power Co., Inc.	247	17,507
American Water Works Co., Inc.	57	5,014
Aqua America, Inc.[1]	41	1,513
Atmos Energy Corp.	35	3,287
CenterPoint Energy, Inc.	264	7,300
CMS Energy Corp.	138	6,762
Consolidated Edison, Inc.	210	16,000

	Shares	Value
Utilities (Continued)
Dominion Energy, Inc.	267	$18,765
DTE Energy Co.	99	10,804
Duke Energy Corp.	337	26,967
Edison International	188	12,724
Entergy Corp.[1]	115	9,330
Eversource Energy	144	8,847
Exelon Corp.	650	28,379
FirstEnergy Corp.	190	7,062
Hawaiian Electric Industries, Inc.	54	1,922
MDU Resources Group, Inc.	89	2,286
National Fuel Gas Co.	43	2,411
NiSource, Inc.	104	2,592
NRG Energy, Inc.	187	6,994
OGE Energy Corp.	86	3,123
PG&E Corp.[2]	353	16,242
Pinnacle West Capital Corp.	54	4,276
PPL Corp.	377	11,031
Public Service Enterprise Group, Inc.	193	10,188
SCANA Corp.	80	3,111
Sempra Energy	115	13,081
Southern Co. (The)	413	18,007
UGI Corp.	87	4,827
Vectren Corp.	27	1,930
Vistra Energy Corp.[2]	132	3,284
WEC Energy Group, Inc.	132	8,812
Xcel Energy, Inc.	257	12,133
Total Utilities		323,362
Total Common Stocks
(Cost $5,100,777)		5,435,988

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $6,032)	6,032	6,032

Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $7,031)	7,031	7,031
Total Investments—100.1% (Cost $5,113,840)		5,449,051
Liabilities in Excess of Other Assets—(0.1)%		(3,311)
Net Assets—100.0%		$5,445,740

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Value Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $238,739; total value of the collateral held by the Fund was $243,751. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $236,720.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.3%
Ford Motor Co.	874	$8,084
General Motors Co.	292	9,832
Total Automobiles & Components		17,916
Banks—6.9%
Bank of America Corp.	2,171	63,958
BB&T Corp.	245	11,892
Citigroup, Inc.	649	46,559
Commerce Bancshares, Inc.[1]	30	1,981
Fifth Third Bancorp	174	4,858
First Republic Bank[1]	43	4,128
JPMorgan Chase & Co.	1,010	113,969
M&T Bank Corp.	45	7,404
People's United Financial, Inc.[1]	116	1,986
PNC Financial Services Group, Inc. (The)	148	20,156
SunTrust Banks, Inc.	124	8,282
U.S. Bancorp	521	27,514
Wells Fargo & Co.	1,309	68,801
Total Banks		381,488
Capital Goods—8.2%
3M Co.	192	40,456
AMETEK, Inc.	80	6,329
Boeing Co. (The)	144	53,554
Caterpillar, Inc.	135	20,586
Cummins, Inc.	38	5,551
Deere & Co.	90	13,530
Eaton Corp. PLC	116	10,061
Emerson Electric Co.	181	13,861
Fortive Corp.[1]	98	8,252
General Dynamics Corp.	86	17,606
General Electric Co.	2,569	29,004
Harris Corp.	34	5,753
Honeywell International, Inc.	260	43,264
IDEX Corp.	25	3,766
Illinois Tool Works, Inc.	110	15,523
Ingersoll-Rand PLC	69	7,059
Johnson Controls International PLC	250	8,750
L3 Technologies, Inc.	22	4,678
Lockheed Martin Corp.	84	29,061
Northrop Grumman Corp.	51	16,186
PACCAR, Inc.	92	6,273
Parker-Hannifin Corp.	34	6,254
Raytheon Co.	90	18,599
Rockwell Automation, Inc.	35	6,563
Rockwell Collins, Inc.	52	7,304
Roper Technologies, Inc.	33	9,775
Snap-on, Inc.[1]	17	3,121
Stanley Black & Decker, Inc.	47	6,883
Toro Co. (The)	35	2,099
United Technologies Corp.	247	34,533
Total Capital Goods		454,234
Commercial & Professional Services—0.8%
Cintas Corp.	29	5,736
Copart, Inc.[1,2]	58	2,989
IHS Markit Ltd.[2]	119	6,421
KAR Auction Services, Inc.	42	2,507
Republic Services, Inc.	79	5,740
Verisk Analytics, Inc.[2]	51	6,148

	Shares	Value
Commercial & Professional Services (Continued)
Waste Management, Inc.	152	$13,735
Total Commercial & Professional Services		43,276
Consumer Durables & Apparel—0.7%
NIKE, Inc., Class B	369	31,262
VF Corp.	85	7,943
Total Consumer Durables & Apparel		39,205
Consumer Services—1.9%
Aramark	75	3,226
Carnival Corp.	105	6,696
Hilton Worldwide Holdings, Inc.	71	5,735
Marriott International, Inc., Class A	84	11,091
McDonald's Corp.	282	47,176
Starbucks Corp.	434	24,669
Yum! Brands, Inc.	87	7,909
Total Consumer Services		106,502
Diversified Financials—6.2%
AGNC Investment Corp.	139	2,590
American Express Co.	207	22,043
Annaly Capital Management, Inc.	392	4,010
Bank of New York Mellon Corp. (The)	280	14,277
Berkshire Hathaway, Inc., Class B2	697	149,235
BlackRock, Inc.	35	16,497
Capital One Financial Corp.	129	12,246
Cboe Global Markets, Inc.	32	3,071
CME Group, Inc.	105	17,872
Discover Financial Services	101	7,721
FactSet Research Systems, Inc.[1]	12	2,684
Goldman Sachs Group, Inc. (The)	98	21,975
Intercontinental Exchange, Inc.	175	13,106
Moody's Corp.	50	8,360
MSCI, Inc.	26	4,613
Nasdaq, Inc.	38	3,260
Northern Trust Corp.	58	5,924
S&P Global, Inc.	77	15,045
Starwood Property Trust, Inc.	90	1,937
State Street Corp.	91	7,624
T. Rowe Price Group, Inc.	72	7,861
Total Diversified Financials		341,951
Energy—4.0%
Chevron Corp.	530	64,808
Exxon Mobil Corp.	1,396	118,688
Occidental Petroleum Corp.	199	16,352
Schlumberger Ltd.	323	19,677
Total Energy		219,525
Food & Staples Retailing—1.9%
Costco Wholesale Corp.	144	33,823
Sysco Corp.	158	11,574
US Foods Holding Corp.[2]	66	2,034
Walgreens Boots Alliance, Inc.	217	15,819
Walmart, Inc.	468	43,950
Total Food & Staples Retailing		107,200
Food, Beverage & Tobacco—5.0%
Altria Group, Inc.	630	37,995
Archer-Daniels-Midland Co.	143	7,189
Brown-Forman Corp., Class B	88	4,448
Coca-Cola Co. (The)	1,375	63,511
Conagra Brands, Inc.	116	3,941
Constellation Brands, Inc., Class A	51	10,997
General Mills, Inc.	199	8,541
Hershey Co. (The)	46	4,692

SCHEDULE OF INVESTMENTS September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Food, Beverage & Tobacco (Continued)
Hormel Foods Corp.	83	$3,270
JM Smucker Co. (The)[1]	35	3,591
Kellogg Co.	83	5,812
Lamb Weston Holdings, Inc.	46	3,064
McCormick & Co., Inc.	41	5,402
Mondelez International, Inc., Class A	468	20,105
PepsiCo, Inc.	510	57,018
Philip Morris International, Inc.	475	38,731
Total Food, Beverage & Tobacco		278,307
Health Care Equipment & Services—7.0%
Abbott Laboratories	522	38,294
Aetna, Inc.	90	18,256
Anthem, Inc.	73	20,006
Baxter International, Inc.	160	12,334
Becton Dickinson and Co.	87	22,707
Boston Scientific Corp.[2]	366	14,091
Cerner Corp.[2]	83	5,346
Cigna Corp.	58	12,079
CVS Health Corp.	307	24,167
Danaher Corp.	213	23,145
DENTSPLY SIRONA, Inc.	66	2,491
Express Scripts Holding Co.[2]	153	14,537
HCA Healthcare, Inc.	69	9,599
Henry Schein, Inc.[1,2]	50	4,252
Laboratory Corp. of America Holdings[2]	33	5,731
Medtronic PLC	454	44,660
Quest Diagnostics, Inc.	42	4,532
Stryker Corp.	116	20,611
Teleflex, Inc.[1]	14	3,725
UnitedHealth Group, Inc.	283	75,289
Varian Medical Systems, Inc.[2]	28	3,134
Zimmer Biomet Holdings, Inc.	58	7,625
Total Health Care Equipment & Services		386,611
Household & Personal Products—2.4%
Church & Dwight Co., Inc.	85	5,047
Clorox Co. (The)	45	6,768
Colgate-Palmolive Co.	299	20,018
Estee Lauder Cos., Inc., (The), Class A	71	10,318
Kimberly-Clark Corp.	120	13,637
Procter & Gamble Co. (The)	909	75,656
Total Household & Personal Products		131,444
Insurance—3.7%
Aflac, Inc.	266	12,521
Alleghany Corp.	5	3,263
Allstate Corp. (The)	121	11,943
American Financial Group, Inc.	26	2,885
American International Group, Inc.	286	15,227
Aon PLC	83	12,764
Arch Capital Group Ltd.[2]	135	4,024
Arthur J. Gallagher & Co.	63	4,690
Brown & Brown, Inc.	80	2,366
Chubb Ltd.	164	21,917
Cincinnati Financial Corp.	52	3,994
Everest Re Group Ltd.	13	2,970
Fidelity National Financial, Inc.	78	3,069
Hartford Financial Services Group, Inc. (The)	118	5,895
Loews Corp.	98	4,923
Markel Corp.[2]	5	5,942

	Shares	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.	182	$15,055
MetLife, Inc.	202	9,437
Principal Financial Group, Inc.	76	4,453
Progressive Corp. (The)	200	14,208
Prudential Financial, Inc.	109	11,044
Reinsurance Group of America, Inc.	21	3,036
RenaissanceRe Holdings Ltd.	14	1,870
Torchmark Corp.	37	3,207
Travelers Cos., Inc. (The)	93	12,063
W.R. Berkley Corp.	33	2,638
Willis Towers Watson PLC	44	6,201
Total Insurance		201,605
Materials—2.0%
Air Products & Chemicals, Inc.	65	10,858
AptarGroup, Inc.	18	1,939
Avery Dennison Corp.	27	2,926
Ball Corp.[1]	105	4,619
DowDuPont, Inc.	536	34,470
Ecolab, Inc.	87	13,640
International Flavors & Fragrances, Inc.	25	3,478
International Paper Co.	110	5,407
PPG Industries, Inc.	77	8,403
Praxair, Inc.	96	15,430
Sherwin-Williams Co. (The)	25	11,380
Total Materials		112,550
Media & Entertainment—5.7%
Alphabet, Inc., Class A2	75	90,531
Alphabet, Inc., Class C2	78	93,091
Comcast Corp., Class A	1,403	49,680
Omnicom Group, Inc.	73	4,965
Twenty-First Century Fox, Inc., Class A	285	13,204
Twenty-First Century Fox, Inc., Class B	140	6,415
Walt Disney Co. (The)	478	55,897
Total Media & Entertainment		313,783
Pharmaceuticals, Biotechnology & Life Sciences—7.8%
Agilent Technologies, Inc.	93	6,560
Amgen, Inc.	159	32,959
Bristol-Myers Squibb Co.	355	22,038
Eli Lilly & Co.	295	31,656
IQVIA Holdings, Inc.[2]	44	5,709
Johnson & Johnson	950	131,261
Merck & Co., Inc.	840	59,590
Mettler-Toledo International, Inc.[2]	8	4,872
Pfizer, Inc.	1,968	86,730
Thermo Fisher Scientific, Inc.	129	31,486
Waters Corp.[2]	23	4,478
Zoetis, Inc.	137	12,544
Total Pharmaceuticals, Biotechnology & Life Sciences		429,883
Real Estate—3.2%
Alexandria Real Estate Equities, Inc.	29	3,648
American Tower Corp.	138	20,051
AvalonBay Communities, Inc.	46	8,333
Boston Properties, Inc.	50	6,155
Camden Property Trust	28	2,620
Crown Castle International Corp.	132	14,696
Digital Realty Trust, Inc.	53	5,961
Duke Realty Corp.	109	3,092

SCHEDULE OF INVESTMENTS September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Real Estate (Continued)
Equinix, Inc.	22	$9,524
Equity LifeStyle Properties, Inc.	28	2,701
Equity Residential	117	7,752
Essex Property Trust, Inc.	21	5,181
Federal Realty Investment Trust	24	3,035
Invitation Homes, Inc.[1]	99	2,268
Mid-America Apartment Communities, Inc.	35	3,506
Park Hotels & Resorts, Inc.	66	2,166
Prologis, Inc.	164	11,118
Public Storage	47	9,477
Realty Income Corp.	84	4,779
Regency Centers Corp.	43	2,781
Simon Property Group, Inc.	99	17,498
Sun Communities, Inc.	24	2,437
UDR, Inc.	84	3,396
Ventas, Inc.	96	5,221
Vornado Realty Trust	54	3,942
Welltower, Inc.	107	6,882
Weyerhaeuser Co.	205	6,615
WP Carey, Inc.	36	2,315
Total Real Estate		177,150
Retailing—2.9%
AutoZone, Inc.[2]	8	6,205
Genuine Parts Co.	44	4,374
Home Depot, Inc. (The)	379	78,510
Lowe's Cos., Inc.	235	26,983
Ross Stores, Inc.	101	10,009
Target Corp.	127	11,203
TJX Cos., Inc. (The)	201	22,516
Total Retailing		159,800
Semiconductors & Semiconductor Equipment—1.7%
Analog Devices, Inc.	100	9,246
Intel Corp.	1,215	57,457
Texas Instruments, Inc.	275	29,505
Total Semiconductors & Semiconductor Equipment		96,208
Software & Services—11.9%
Accenture PLC, Class A	203	34,551
Adobe Systems, Inc.[2]	114	30,774
Amdocs Ltd.	50	3,299
ANSYS, Inc.[2]	24	4,480
Automatic Data Processing, Inc.	144	21,695
Broadridge Financial Solutions, Inc.	38	5,014
CA, Inc.	94	4,150
Cognizant Technology Solutions Corp., Class A	138	10,647
Fidelity National Information Services, Inc.	107	11,670
Fiserv, Inc.[2]	140	11,533
International Business Machines Corp.	295	44,607
Intuit, Inc.	70	15,918
Jack Henry & Associates, Inc.	27	4,322
Mastercard, Inc., Class A	288	64,112
Microsoft Corp.	2,056	235,145
Oracle Corp.	859	44,290
Paychex, Inc.	108	7,954
Synopsys, Inc.[2]	55	5,424
Total System Services, Inc.	47	4,641
VeriSign, Inc.[2]	31	4,964
Visa, Inc., Class A	559	83,900

	Shares	Value
Software & Services (Continued)
Worldpay, Inc., Class A2	76	$7,696
Total Software & Services		660,786
Technology Hardware & Equipment—6.8%
Amphenol Corp., Class A	98	9,214
Apple, Inc.	1,306	294,816
Cisco Systems, Inc.	1,321	64,267
Motorola Solutions, Inc.	48	6,247
Total Technology Hardware & Equipment		374,544
Telecommunication Services—2.8%
AT&T, Inc.	2,488	83,547
Verizon Communications, Inc.	1,370	73,144
Total Telecommunication Services		156,691
Transportation—1.8%
C.H. Robinson Worldwide, Inc.	41	4,015
Expeditors International of Washington, Inc.	54	3,971
FedEx Corp.	70	16,855
JB Hunt Transport Services, Inc.	26	3,092
Norfolk Southern Corp.	67	12,093
Union Pacific Corp.	217	35,334
United Parcel Service, Inc., Class B	226	26,386
Total Transportation		101,746
Utilities—4.2%
Alliant Energy Corp.	79	3,363
Ameren Corp.	81	5,121
American Electric Power Co., Inc.	167	11,837
American Water Works Co., Inc.	62	5,454
Aqua America, Inc.[1]	60	2,214
Atmos Energy Corp.	37	3,475
CenterPoint Energy, Inc.	132	3,650
CMS Energy Corp.	96	4,704
Consolidated Edison, Inc.	107	8,152
Dominion Energy, Inc.	217	15,251
DTE Energy Co.	63	6,875
Duke Energy Corp.	243	19,445
Edison International	100	6,768
Entergy Corp.[1]	59	4,787
Evergy, Inc.	91	4,998
Eversource Energy	107	6,574
Exelon Corp.	286	12,487
FirstEnergy Corp.	142	5,278
NextEra Energy, Inc.	159	26,648
NiSource, Inc.	113	2,816
PG&E Corp.[2]	151	6,947
Pinnacle West Capital Corp.	44	3,484
PPL Corp.	230	6,730
Public Service Enterprise Group, Inc.	165	8,710
Sempra Energy	89	10,124
Southern Co. (The)	359	15,652
UGI Corp.	56	3,107
WEC Energy Group, Inc.	107	7,143
Xcel Energy, Inc.	177	8,356
Total Utilities		230,150
Total Common Stocks
(Cost $4,953,800)		5,522,555

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $4,827)	4,827	4,827

SCHEDULE OF INVESTMENTS September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Low Volatility Factor ETF

	Shares	Value
Money Market Fund
Investment of Cash Collateral for Securities Loaned—0.2%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $8,304)	8,304	$8,304
Total Investments—100.1% (Cost $4,966,931)		5,535,686
Liabilities in Excess of Other Assets—(0.1)%		(3,222)
Net Assets—100.0%		$5,532,464

PLC	-	Public Limited Company

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $48,765; total value of the collateral held by the Fund was $49,767. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $41,463.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.1%
Adient PLC[1]	143	$5,621
BorgWarner, Inc.	228	9,754
Gentex Corp.	378	8,112
Goodyear Tire & Rubber Co. (The)	347	8,116
Harley-Davidson, Inc.	226	10,238
Lear Corp.	61	8,845
Thor Industries, Inc.	77	6,445
Visteon Corp.[1,2]	49	4,552
Total Automobiles & Components		61,683
Banks—3.7%
Associated Banc-Corp.	263	6,838
Bank of Hawaii Corp.[1]	70	5,524
Bank OZK[1]	190	7,212
BankUnited, Inc.	164	5,806
BOK Financial Corp.	36	3,502
CIT Group, Inc.	178	9,187
Commerce Bancshares, Inc.[1]	128	8,451
Cullen/Frost Bankers, Inc.	75	7,833
East West Bancorp, Inc.	159	9,599
F.N.B. Corp.[1]	516	6,563
First Citizens BancShares, Inc., Class A	12	5,427
First Hawaiian, Inc.	111	3,015
First Horizon National Corp.[1]	462	7,974
New York Community Bancorp, Inc.[1]	696	7,218
PacWest Bancorp	171	8,148
People's United Financial, Inc.[1]	483	8,269
Pinnacle Financial Partners, Inc.[1]	113	6,797
Popular, Inc.	158	8,097
Prosperity Bancshares, Inc.[1]	101	7,004
Signature Bank	72	8,268
Sterling Bancorp[1]	329	7,238
Synovus Financial Corp.	163	7,464
TCF Financial Corp.	261	6,214
Texas Capital Bancshares, Inc.[2]	77	6,364
TFS Financial Corp.[1]	169	2,537
Umpqua Holdings Corp.	331	6,885
Webster Financial Corp.	132	7,783
Western Alliance Bancorp[2]	137	7,794
Wintrust Financial Corp.	84	7,135
Zions Bancorp NA	205	10,281
Total Banks		210,427
Capital Goods—9.9%
A.O. Smith Corp.	166	8,859
Acuity Brands, Inc.	63	9,904
AECOM[1,2]	239	7,806
AGCO Corp.	101	6,140
Air Lease Corp.[1]	152	6,974
Allegion PLC[1]	125	11,321
Allison Transmission Holdings, Inc.	177	9,206
Arconic, Inc.	526	11,577
Armstrong World Industries, Inc.[2]	77	5,359
BWX Technologies, Inc.	137	8,568
Carlisle Cos., Inc.	82	9,988
Colfax Corp.[1,2]	147	5,301
Crane Co.	77	7,573
Curtiss-Wright Corp.	65	8,932
Donaldson Co., Inc.	184	10,720

	Shares	Value
Capital Goods (Continued)
Dover Corp.	149	$13,191
Fastenal Co.[1]	232	13,461
Flowserve Corp.[1]	195	10,664
Fluor Corp.	190	11,039
Fortune Brands Home & Security, Inc.	181	9,477
Gardner Denver Holdings, Inc.[2]	147	4,166
Gates Industrial Corp. PLC[1,2]	71	1,384
Graco, Inc.	213	9,870
HD Supply Holdings, Inc.[2]	240	10,270
HEICO Corp.[1]	46	4,260
HEICO Corp., Class A	91	6,870
Hexcel Corp.	125	8,381
Hubbell, Inc.	79	10,552
Huntington Ingalls Industries, Inc.	49	12,548
IDEX Corp.	82	12,354
ITT, Inc.	138	8,454
Jacobs Engineering Group, Inc.	149	11,398
L3 Technologies, Inc.	62	13,182
Lennox International, Inc.	45	9,828
Lincoln Electric Holdings, Inc.	91	8,503
Masco Corp.	311	11,383
Middleby Corp. (The)[1,2]	81	10,477
MSC Industrial Direct Co., Inc., Class A	72	6,344
Nordson Corp.	80	11,112
nVent Electric PLC	248	6,736
Oshkosh Corp.	110	7,836
Owens Corning	147	7,978
Pentair PLC	205	8,887
Quanta Services, Inc.[2]	223	7,444
Regal Beloit Corp.	73	6,019
Sensata Technologies Holding PLC[2]	203	10,059
Snap-on, Inc.[1]	69	12,668
Spirit AeroSystems Holdings, Inc., Class A	128	11,734
Teledyne Technologies, Inc.[2]	47	11,594
Terex Corp.[1]	117	4,669
Timken Co. (The)	114	5,683
Toro Co. (The)	148	8,875
Trinity Industries, Inc.	223	8,171
United Rentals, Inc.[2]	76	12,434
Univar, Inc.[2]	189	5,795
USG Corp.[2]	118	5,111
Valmont Industries, Inc.	45	6,232
WABCO Holdings, Inc.[2]	74	8,728
Wabtec Corp.[1]	99	10,383
Watsco, Inc.[1]	46	8,193
Welbilt, Inc.[1,2]	228	4,761
WESCO International, Inc.[2]	82	5,039
Xylem, Inc.	169	13,498
Total Capital Goods		555,923
Commercial & Professional Services—2.1%
ADT, Inc.[1]	155	1,455
Clean Harbors, Inc.[2]	89	6,371
Copart, Inc.[1,2]	190	9,791
CoStar Group, Inc.[2]	34	14,308
Dun & Bradstreet Corp. (The)	58	8,266
Equifax, Inc.	106	13,840
KAR Auction Services, Inc.	179	10,684
ManpowerGroup, Inc.	94	8,080

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Commercial & Professional Services (Continued)
Nielsen Holdings PLC[1]	377	$10,428
Robert Half International, Inc.	153	10,768
Rollins, Inc.[1]	101	6,130
Stericycle, Inc.[1,2]	123	7,218
TransUnion	174	12,803
Total Commercial & Professional Services		120,142
Consumer Durables & Apparel—3.9%
Brunswick Corp.	128	8,578
Carter’s, Inc.[1]	70	6,902
Columbia Sportswear Co.	44	4,095
D.R. Horton, Inc.	269	11,346
Garmin Ltd.	137	9,597
Hanesbrands, Inc.[1]	495	9,123
Hasbro, Inc.[1]	120	12,614
Leggett & Platt, Inc.[1]	195	8,539
Lululemon Athletica, Inc.[2]	89	14,462
Mattel, Inc.[1,2]	514	8,070
Michael Kors Holdings Ltd.[2]	172	11,792
Mohawk Industries, Inc.[2]	51	8,943
Newell Brands, Inc.[1]	457	9,277
NVR, Inc.[2]	3	7,412
Polaris Industries, Inc.[1]	86	8,682
PulteGroup, Inc.	313	7,753
PVH Corp.	74	10,685
Ralph Lauren Corp.	72	9,904
Skechers U.S.A., Inc., Class A1,2	217	6,061
Tapestry, Inc.	273	13,724
Tempur Sealy International, Inc.[1,2]	82	4,338
Toll Brothers, Inc.	202	6,672
Under Armour, Inc., Class A1,2	304	6,451
Under Armour, Inc., Class C1,2	304	5,916
Whirlpool Corp.	76	9,025
Total Consumer Durables & Apparel		219,961
Consumer Services—3.8%
Aramark	278	11,960
Bright Horizons Family Solutions, Inc.[2]	83	9,781
Caesars Entertainment Corp.[1,2]	724	7,421
Chipotle Mexican Grill, Inc.[2]	24	10,909
Choice Hotels International, Inc.	54	4,498
Darden Restaurants, Inc.	130	14,455
Domino's Pizza, Inc.	45	13,266
Dunkin' Brands Group, Inc.[1]	124	9,141
Extended Stay America, Inc.	364	7,364
frontdoor, Inc.[2]	85	3,485
Graham Holdings Co., Class B	8	4,634
Grand Canyon Education, Inc.[2]	70	7,896
H&R Block, Inc.	305	7,854
Hilton Grand Vacations, Inc.[2]	159	5,263
Hyatt Hotels Corp., Class A	75	5,969
International Game Technology PLC[1]	149	2,943
Norwegian Cruise Line Holdings Ltd.[2]	204	11,716
Service Corp. International	270	11,934
ServiceMaster Global Holdings, Inc.[2]	174	10,793
Six Flags Entertainment Corp.[1]	112	7,820
Vail Resorts, Inc.	45	12,349
Wendy’s Co. (The)	309	5,296
Wyndham Destinations, Inc.	151	6,547

	Shares	Value
Consumer Services (Continued)
Wyndham Hotels & Resorts, Inc.	141	$7,835
Yum China Holdings, Inc.	301	10,568
Total Consumer Services		211,697
Diversified Financials—4.6%
Affiliated Managers Group, Inc.	71	9,707
AGNC Investment Corp.	532	9,911
Ally Financial, Inc.	496	13,119
Annaly Capital Management, Inc.	1,128	11,540
AXA Equitable Holdings, Inc.	135	2,896
BGC Partners, Inc., Class A	446	5,272
Cboe Global Markets, Inc.	117	11,227
Chimera Investment Corp.	313	5,675
Credit Acceptance Corp.[2]	15	6,571
Eaton Vance Corp.	161	8,462
Evercore, Inc., Class A	64	6,435
FactSet Research Systems, Inc.[1]	48	10,738
Interactive Brokers Group, Inc., Class A	106	5,863
Invesco Ltd.	417	9,541
Jefferies Financial Group, Inc.	418	9,179
Lazard Ltd., Class A	165	7,942
Legg Mason, Inc.	143	4,466
LPL Financial Holdings, Inc.	125	8,064
MarketAxess Holdings, Inc.[1]	46	8,211
MFA Financial, Inc.	681	5,005
Morningstar, Inc.	28	3,525
MSCI, Inc.	74	13,128
Nasdaq, Inc.	95	8,151
Navient Corp.	434	5,850
New Residential Investment Corp.	478	8,518
OneMain Holdings, Inc.[2]	121	4,067
Raymond James Financial, Inc.	114	10,494
Santander Consumer USA Holdings, Inc.	160	3,206
SEI Investments Co.	147	8,982
SLM Corp.[1,2]	666	7,426
Starwood Property Trust, Inc.	373	8,027
Two Harbors Investment Corp.	360	5,375
Virtu Financial, Inc., Class A1	67	1,370
Voya Financial, Inc.	202	10,033
Total Diversified Financials		257,976
Energy—4.6%
Antero Resources Corp.[1,2]	344	6,092
Apache Corp.[1]	309	14,730
Apergy Corp.[2]	131	5,706
Baker Hughes a GE Co.[1]	386	13,058
Cabot Oil & Gas Corp.[1]	531	11,958
Centennial Resource Development, Inc., Class A1,2	286	6,249
Cheniere Energy, Inc.[2]	171	11,883
Chesapeake Energy Corp.[1,2]	1,456	6,538
Cimarex Energy Co.[1]	112	10,409
CNX Resources Corp.[2]	359	5,137
Continental Resources, Inc.[2]	42	2,868
Diamondback Energy, Inc.[1]	97	13,113
Energen Corp.[2]	120	10,340
EQT Corp.	235	10,394
Extraction Oil & Gas, Inc.[1,2]	191	2,156
Helmerich & Payne, Inc.	140	9,628

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Energy (Continued)
HollyFrontier Corp.	144	$10,066
Kosmos Energy Ltd.[1,2]	408	3,815
Murphy Oil Corp.	245	8,168
Nabors Industries Ltd.	600	3,696
Newfield Exploration Co.[2]	288	8,303
Parsley Energy, Inc., Class A2	324	9,477
Patterson-UTI Energy, Inc.	343	5,869
PBF Energy, Inc., Class A	167	8,335
QEP Resources, Inc.[2]	410	4,641
Range Resources Corp.[1]	344	5,845
RPC, Inc.	95	1,471
SM Energy Co.	192	6,054
Targa Resources Corp.	230	12,951
Transocean Ltd.[2]	621	8,663
Weatherford International PLC[1,2]	1,681	4,556
Whiting Petroleum Corp.[1,2]	139	7,373
WPX Energy, Inc.[2]	523	10,523
Total Energy		260,065
Food & Staples Retailing—0.4%
Casey's General Stores, Inc.[1]	62	8,005
Sprouts Farmers Market, Inc.[1,2]	226	6,195
US Foods Holding Corp.[2]	276	8,506
Total Food & Staples Retailing		22,706
Food, Beverage & Tobacco—2.5%
Brown-Forman Corp., Class A	23	1,168
Bunge Ltd.	158	10,856
Campbell Soup Co.[1]	195	7,143
Conagra Brands, Inc.	317	10,768
Flowers Foods, Inc.[1]	287	5,355
Hain Celestial Group, Inc. (The)[1,2]	167	4,529
Hershey Co. (The)	127	12,954
Hormel Foods Corp.	179	7,053
Ingredion, Inc.	90	9,446
JM Smucker Co. (The)[1]	106	10,877
Lamb Weston Holdings, Inc.	169	11,255
McCormick & Co., Inc.	122	16,074
Molson Coors Brewing Co., Class B	169	10,394
Pilgrim's Pride Corp.[2]	82	1,483
Pinnacle Foods, Inc.	153	9,916
Post Holdings, Inc.[2]	99	9,706
TreeHouse Foods, Inc.[1,2]	96	4,594
Total Food, Beverage & Tobacco		143,571
Health Care Equipment & Services—5.6%
Acadia Healthcare Co., Inc.[1,2]	145	5,104
athenahealth, Inc.[2]	67	8,951
Cantel Medical Corp.	58	5,339
Chemed Corp.	23	7,350
Cooper Cos., Inc. (The)	55	15,243
DaVita, Inc.[2]	135	9,670
DENTSPLY SIRONA, Inc.	248	9,360
DexCom, Inc.[1,2]	112	16,020
Encompass Health Corp.	137	10,679
Envision Healthcare Corp.[2]	181	8,277
Henry Schein, Inc.[1,2]	163	13,860
Hill-Rom Holdings, Inc.	94	8,874
Hologic, Inc.[2]	294	12,048
ICU Medical, Inc.[2]	22	6,220
Insulet Corp.[1,2]	86	9,112

	Shares	Value
Health Care Equipment & Services (Continued)
Integra LifeSciences Holdings Corp.[1,2]	106	$6,982
Masimo Corp.[2]	68	8,469
MEDNAX, Inc.[2]	147	6,859
Molina Healthcare, Inc.[2]	92	13,680
Penumbra, Inc.[2]	45	6,737
Premier, Inc., Class A1,2	113	5,173
Quest Diagnostics, Inc.	115	12,410
ResMed, Inc.	118	13,610
STERIS PLC	100	11,440
Teleflex, Inc.[1]	44	11,708
Universal Health Services, Inc., Class B	94	12,017
Varian Medical Systems, Inc.[2]	96	10,745
Veeva Systems, Inc., Class A2	169	18,399
WellCare Health Plans, Inc.[2]	50	16,025
West Pharmaceutical Services, Inc.	99	12,224
Total Health Care Equipment & Services		312,585
Household & Personal Products—0.8%
Church & Dwight Co., Inc.	247	14,664
Coty, Inc., Class A1	518	6,506
Energizer Holdings, Inc.[1]	98	5,748
Herbalife Nutrition Ltd.[2]	136	7,419
Nu Skin Enterprises, Inc., Class A	86	7,088
Spectrum Brands Holdings, Inc.[1]	35	2,615
Total Household & Personal Products		44,040
Insurance—4.6%
Alleghany Corp.	18	11,746
American Financial Group, Inc.	81	8,989
American National Insurance Co.	13	1,681
Arch Capital Group Ltd.[2]	411	12,252
Arthur J. Gallagher & Co.	176	13,102
Aspen Insurance Holdings Ltd.	104	4,347
Assurant, Inc.	81	8,744
Assured Guaranty Ltd.	180	7,601
Athene Holding Ltd., Class A2	208	10,745
Axis Capital Holdings Ltd.	127	7,329
Brighthouse Financial, Inc.[2]	176	7,786
Brown & Brown, Inc.	295	8,723
Cincinnati Financial Corp.	156	11,982
CNA Financial Corp.	26	1,187
Erie Indemnity Co., Class A	37	4,719
Everest Re Group Ltd.	47	10,738
Fidelity National Financial, Inc.	290	11,412
First American Financial Corp.	157	8,100
Hanover Insurance Group, Inc. (The)	64	7,896
Lincoln National Corp.	185	12,517
Loews Corp.	223	11,201
Markel Corp.[2]	11	13,073
Mercury General Corp.	48	2,408
Old Republic International Corp.	397	8,885
Reinsurance Group of America, Inc.	73	10,553
RenaissanceRe Holdings Ltd.	61	8,148
Torchmark Corp.	119	10,316
Unum Group	277	10,822
W.R. Berkley Corp.	110	8,792
White Mountains Insurance Group Ltd.	6	5,615
Total Insurance		261,409
Materials—6.3%
Albemarle Corp.	128	12,772

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Materials (Continued)
Alcoa Corp.[2]	221	$8,928
AptarGroup, Inc.	90	9,697
Ashland Global Holdings, Inc.	96	8,051
Avery Dennison Corp.	102	11,052
Axalta Coating Systems Ltd.[2]	278	8,106
Ball Corp.[1]	346	15,221
Bemis Co., Inc.	149	7,241
Berry Global Group, Inc.[2]	184	8,904
Cabot Corp.	100	6,272
Celanese Corp.	112	12,768
CF Industries Holdings, Inc.	265	14,427
Chemours Co. (The)	214	8,440
Crown Holdings, Inc.[2]	187	8,976
Domtar Corp.	108	5,634
Eagle Materials, Inc.	71	6,052
Eastman Chemical Co.	118	11,295
FMC Corp.	134	11,682
Graphic Packaging Holding Co.	488	6,837
Huntsman Corp.	281	7,652
International Flavors & Fragrances, Inc.	89	12,382
Martin Marietta Materials, Inc.[1]	55	10,007
Mosaic Co. (The)	375	12,180
NewMarket Corp.[1]	13	5,272
Olin Corp.	248	6,369
Owens-Illinois, Inc.[2]	279	5,242
Packaging Corp. of America	97	10,640
Platform Specialty Products Corp.[2]	373	4,651
Reliance Steel & Aluminum Co.	96	8,188
Royal Gold, Inc.	94	7,244
RPM International, Inc.	181	11,754
Scotts Miracle-Gro Co., (The)[1]	63	4,960
Sealed Air Corp.[1]	215	8,632
Silgan Holdings, Inc.	133	3,697
Sonoco Products Co.[1]	149	8,269
Southern Copper Corp.	23	992
Steel Dynamics, Inc.	226	10,213
United States Steel Corp.[1]	244	7,437
Valvoline, Inc.[1]	318	6,840
Westlake Chemical Corp.	30	2,493
WestRock Co.	208	11,116
WR Grace & Co.	103	7,360
Total Materials		355,945
Media & Entertainment—3.7%
AMC Networks, Inc., Class A1,2	78	5,175
Cable One, Inc.	7	6,185
Cinemark Holdings, Inc.[1]	175	7,035
Discovery, Inc., Class A1,2	166	5,312
Discovery, Inc., Class C2	373	11,033
DISH Network Corp., Class A2	303	10,835
GCI Liberty, Inc., Class A2	160	8,160
IAC/InterActiveCorp[2]	88	19,071
Interpublic Group of Cos., Inc. (The)	462	10,566
John Wiley & Sons, Inc., Class A	75	4,545
Liberty Broadband Corp., Class A2	25	2,108
Liberty Broadband Corp., Class C2	100	8,430
Liberty Media Corp.-Liberty Formula One, Class C1,2	262	9,744
	Shares	Value
Media & Entertainment (Continued)
Liberty Media Corp.-Liberty SiriusXM, Class A2	69	$2,997
Liberty Media Corp.-Liberty SiriusXM, Class C2	140	6,083
Lions Gate Entertainment Corp., Class A	90	2,195
Lions Gate Entertainment Corp., Class B	167	3,891
Live Nation Entertainment, Inc.[1,2]	164	8,933
Madison Square Garden Co. (The), Class A2	28	8,829
Match Group, Inc.[1,2]	106	6,139
News Corp., Class A	455	6,001
News Corp., Class B	144	1,958
Take-Two Interactive Software, Inc.[2]	105	14,489
Tribune Media Co., Class A	150	5,765
TripAdvisor, Inc.[2]	144	7,354
Viacom, Inc., Class B	364	12,289
Zillow Group, Inc., Class A1,2	94	4,155
Zillow Group, Inc., Class C1,2	148	6,549
Zynga, Inc., Class A2	1,262	5,061
Total Media & Entertainment		210,887
Pharmaceuticals, Biotechnology & Life Sciences—4.6%
Agios Pharmaceuticals, Inc.[1,2]	75	5,784
Alkermes PLC[2]	202	8,573
Alnylam Pharmaceuticals, Inc.[1,2]	99	8,664
Bio-Rad Laboratories, Inc., Class A2	28	8,764
Bio-Techne Corp.	56	11,430
Bluebird Bio, Inc.[1,2]	59	8,614
Bruker Corp.	156	5,218
Catalent, Inc.[2]	200	9,110
Charles River Laboratories International, Inc.[2]	72	9,687
Exact Sciences Corp.[1,2]	158	12,469
Exelixis, Inc.[1,2]	416	7,372
Incyte Corp.[2]	149	10,293
Ionis Pharmaceuticals, Inc.[1,2]	180	9,284
Jazz Pharmaceuticals PLC[2]	65	10,928
Mettler-Toledo International, Inc.[2]	22	13,398
Nektar Therapeutics[1,2]	138	8,412
Neurocrine Biosciences, Inc.[1,2]	112	13,770
PerkinElmer, Inc.[1]	136	13,229
Perrigo Co. PLC[1]	151	10,691
PRA Health Sciences, Inc.[2]	75	8,264
QIAGEN NV2	274	10,379
Sage Therapeutics, Inc.[2]	61	8,616
Sarepta Therapeutics, Inc.[1,2]	88	14,213
Seattle Genetics, Inc.[2]	122	9,409
TESARO Inc.[1,2]	68	2,653
United Therapeutics Corp.[2]	67	8,568
Waters Corp.[2]	64	12,460
Total Pharmaceuticals, Biotechnology & Life Sciences		260,252
Real Estate—9.8%
Alexandria Real Estate Equities, Inc.	95	11,950
American Campus Communities, Inc.	202	8,314
American Homes 4 Rent, Class A	397	8,690
Apartment Investment & Management Co., Class A	217	9,576
Apple Hospitality REIT, Inc.	344	6,017
Brandywine Realty Trust	305	4,795
Brixmor Property Group, Inc.	466	8,160
Camden Property Trust	110	10,293
CBRE Group, Inc., Class A2	251	11,069

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Real Estate (Continued)
Colony Capital, Inc.	844	$5,140
Columbia Property Trust, Inc.	208	4,917
CoreSite Realty Corp.	57	6,335
Corporate Office Properties Trust	178	5,310
CubeSmart	268	7,646
CyrusOne, Inc.	145	9,193
DDR Corp.[1]	266	3,562
Douglas Emmett, Inc.	222	8,374
Duke Realty Corp.	394	11,178
Empire State Realty Trust, Inc., Class A	235	3,903
EPR Properties	116	7,936
Equity Commonwealth[2]	194	6,225
Equity LifeStyle Properties, Inc.	106	10,224
Extra Space Storage, Inc.	119	10,310
Federal Realty Investment Trust	88	11,129
Forest City Realty Trust, Inc., Class A	316	7,928
Gaming and Leisure Properties, Inc.	262	9,235
HCP, Inc.	509	13,397
Healthcare Trust of America, Inc., Class A	306	8,161
Highwoods Properties, Inc.	156	7,373
Hospitality Properties Trust	252	7,268
Howard Hughes Corp. (The)[1,2]	58	7,205
Hudson Pacific Properties, Inc.	227	7,427
Invitation Homes, Inc.[1]	302	6,919
Iron Mountain, Inc.	324	11,184
JBG SMITH Properties	163	6,003
Jones Lang LaSalle, Inc.	64	9,236
Kilroy Realty Corp.	126	9,033
Kimco Realty Corp.	561	9,391
Lamar Advertising Co., Class A	121	9,414
Liberty Property Trust	204	8,619
Life Storage, Inc.	73	6,947
Macerich Co. (The)	173	9,565
Medical Properties Trust, Inc.[1]	556	8,290
Mid-America Apartment Communities, Inc.	121	12,122
National Retail Properties, Inc.	214	9,591
Omega Healthcare Investors, Inc.[1]	279	9,143
Outfront Media, Inc.	242	4,828
Paramount Group, Inc.	410	6,187
Park Hotels & Resorts, Inc.	279	9,157
Rayonier, Inc.	197	6,661
Realogy Holdings Corp.[1]	219	4,520
Realty Income Corp.	232	13,198
Regency Centers Corp.	170	10,994
Retail Properties of America, Inc., Class A	384	4,681
Retail Value, Inc.[2]	26	850
Senior Housing Properties Trust	378	6,638
SL Green Realty Corp.	103	10,046
Spirit Realty Capital, Inc.	723	5,827
STORE Capital Corp.	267	7,420
Sun Communities, Inc.	100	10,154
Taubman Centers, Inc.	100	5,983
UDR, Inc.	298	12,048
Uniti Group, Inc.	273	5,501
VEREIT, Inc.	1,307	9,489
VICI Properties, Inc.	362	7,826
Vornado Realty Trust	157	11,461

	Shares	Value
Real Estate (Continued)
Weingarten Realty Investors	197	$5,863
WP Carey, Inc.	140	9,003
Total Real Estate		552,032
Retailing—4.0%
Advance Auto Parts, Inc.	81	13,635
AutoNation, Inc.[2]	89	3,698
Burlington Stores, Inc.[2]	80	13,033
CarMax, Inc.[1,2]	180	13,441
Dick’s Sporting Goods, Inc.[1]	134	4,754
Floor & Decor Holdings, Inc., Class A1,2	60	1,810
Foot Locker, Inc.	164	8,361
Gap, Inc. (The)	229	6,607
Genuine Parts Co.	137	13,618
GrubHub, Inc.[2]	102	14,139
Kohl's Corp.	172	12,823
L Brands, Inc.[1]	266	8,060
LKQ Corp.[2]	345	10,926
Macy's, Inc.	325	11,287
Michaels Cos., Inc. (The)[1,2]	184	2,986
Nordstrom, Inc.[1]	146	8,732
Penske Automotive Group, Inc.	57	2,701
Pool Corp.[1]	57	9,512
Qurate Retail, Inc.[2]	515	11,438
Tractor Supply Co.	151	13,723
Ulta Beauty, Inc.[2]	47	13,260
Urban Outfitters, Inc.[2]	116	4,744
Wayfair, Inc., Class A2	83	12,257
Williams-Sonoma, Inc.[1]	130	8,544
Total Retailing		224,089
Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc.[1,2]	968	29,902
Cypress Semiconductor Corp.	607	8,795
First Solar, Inc.[2]	109	5,278
Marvell Technology Group Ltd.	749	14,456
MKS Instruments, Inc.	90	7,213
Monolithic Power Systems, Inc.	81	10,168
ON Semiconductor Corp.[2]	527	9,713
Qorvo, Inc.[2]	163	12,533
Teradyne, Inc.	297	10,983
Universal Display Corp.[1]	66	7,781
Versum Materials, Inc.	173	6,230
Total Semiconductors & Semiconductor Equipment		123,052
Software & Services—11.0%
2U, Inc.[1,2]	95	7,143
Akamai Technologies, Inc.[2]	182	13,313
Alliance Data Systems Corp.	48	11,336
Amdocs Ltd.	189	12,470
ANSYS, Inc.[2]	87	16,241
Aspen Technology, Inc.[2]	115	13,100
Atlassian Corp. PLC, Class A2	149	14,325
Black Knight, Inc.[2]	184	9,559
Booz Allen Hamilton Holding Corp.	196	9,727
Broadridge Financial Solutions, Inc.	110	14,514
CA, Inc.	305	13,466
Cadence Design Systems, Inc.[2]	322	14,593
CDK Global, Inc.	189	11,824
Ceridian HCM Holding, Inc.[2]	43	1,807

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Software & Services (Continued)
Citrix Systems, Inc.[2]	136	$15,118
Conduent, Inc.[1,2]	309	6,959
CoreLogic, Inc.[2]	130	6,423
DocuSign, Inc.[1,2]	38	1,998
EPAM Systems, Inc.[2]	85	11,704
Euronet Worldwide, Inc.[1,2]	79	7,917
Fair Isaac Corp.[2]	51	11,656
FireEye, Inc.[1,2]	378	6,426
First Data Corp., Class A2	558	13,654
Fortinet, Inc.[2]	187	17,254
Gartner, Inc.[1,2]	106	16,801
Genpact Ltd.	215	6,581
GoDaddy, Inc., Class A2	181	15,094
Guidewire Software, Inc.[2]	123	12,424
Jack Henry & Associates, Inc.	87	13,927
Leidos Holdings, Inc.	197	13,624
LogMeIn, Inc.	89	7,930
Manhattan Associates, Inc.[2]	135	7,371
Nuance Communications, Inc.[1,2]	563	9,751
Nutanix, Inc., Class A2	174	7,433
Okta, Inc.[2]	155	10,906
Paycom Software, Inc.[1,2]	82	12,744
Pegasystems, Inc.	68	4,257
Proofpoint, Inc.[2]	85	9,038
PTC, Inc.[2]	157	16,672
RealPage, Inc.[2]	123	8,106
RingCentral, Inc., Class A2	119	11,073
Sabre Corp.	326	8,502
SS&C Technologies Holdings, Inc.	236	13,412
Symantec Corp.	675	14,364
Synopsys, Inc.[2]	160	15,778
Tableau Software, Inc., Class A2	109	12,180
Teradata Corp.[2]	219	8,258
Total System Services, Inc.	144	14,219
Twilio, Inc., Class A2	138	11,907
Tyler Technologies, Inc.[2]	53	12,988
Ultimate Software Group, Inc. (The)[2]	45	14,499
VMware, Inc., Class A2	76	11,861
Western Union Co. (The)	538	10,254
WEX, Inc.[2]	55	11,042
Zendesk, Inc.[2]	175	12,425
Total Software & Services		617,948
Technology Hardware & Equipment—3.8%
ARRIS International PLC[2]	320	8,317
Arrow Electronics, Inc.[2]	121	8,920
Avnet, Inc.	185	8,282
CDW Corp.	169	15,027
Cognex Corp.	209	11,666
Coherent, Inc.[1,2]	40	6,888
CommScope Holding Co., Inc.[2]	327	10,058
Dolby Laboratories, Inc., Class A	99	6,927
EchoStar Corp., Class A2	101	4,683
F5 Networks, Inc.[2]	77	15,355
FLIR Systems, Inc.	176	10,819
IPG Photonics Corp.[2]	33	5,150
Jabil, Inc.	258	6,987
Juniper Networks, Inc.	511	15,315

	Shares	Value
Technology Hardware & Equipment (Continued)
Keysight Technologies, Inc.[2]	195	$12,925
Littelfuse, Inc.	36	7,124
National Instruments Corp.	164	7,926
NCR Corp.[1,2]	232	6,591
Pure Storage, Inc., Class A1,2	324	8,408
Trimble, Inc.[2]	328	14,255
Ubiquiti Networks, Inc.[1]	32	3,164
Xerox Corp.	301	8,121
Zebra Technologies Corp., Class A2	66	11,671
Total Technology Hardware & Equipment		214,579
Telecommunication Services—0.3%
Sprint Corp.[2]	392	2,563
Telephone & Data Systems, Inc.	172	5,234
Zayo Group Holdings, Inc.[2]	240	8,333
Total Telecommunication Services		16,130
Transportation—2.5%
Alaska Air Group, Inc.[1]	156	10,742
AMERCO	10	3,567
C.H. Robinson Worldwide, Inc.	135	13,219
Copa Holdings SA, Class A	52	4,152
Expeditors International of Washington, Inc.	161	11,838
Genesee & Wyoming, Inc., Class A1,2	93	8,462
JB Hunt Transport Services, Inc.	76	9,039
JetBlue Airways Corp.[2]	454	8,789
Kansas City Southern	107	12,121
Kirby Corp.[1,2]	88	7,238
Knight-Swift Transportation Holdings, Inc.[1]	170	5,862
Landstar System, Inc.	65	7,930
Macquarie Infrastructure Corp.[1]	135	6,228
Old Dominion Freight Line, Inc.	68	10,966
Ryder System, Inc.	87	6,357
Schneider National, Inc., Class B	83	2,073
XPO Logistics, Inc.[2]	112	12,787
Total Transportation		141,370
Utilities—4.0%
AES Corp.	886	12,404
Alliant Energy Corp.	263	11,196
Ameren Corp.	207	13,086
American Water Works Co., Inc.	148	13,019
Aqua America, Inc.[1]	252	9,299
Atmos Energy Corp.	135	12,678
Avangrid, Inc.[1]	43	2,061
CenterPoint Energy, Inc.	442	12,221
CMS Energy Corp.	259	12,691
Entergy Corp.[1]	152	12,332
Evergy, Inc.	218	11,972
Hawaiian Electric Industries, Inc.	179	6,371
MDU Resources Group, Inc.	288	7,399
National Fuel Gas Co.	128	7,176
NiSource, Inc.	423	10,541
NRG Energy, Inc.	332	12,417
OGE Energy Corp.	268	9,734
Pinnacle West Capital Corp.	132	10,452
SCANA Corp.	234	9,100
UGI Corp.	207	11,484
Vectren Corp.	120	8,579
Vistra Energy Corp.[2]	382	9,504
Total Utilities		225,716

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Size Factor ETF

	Shares	Value
Total Common Stocks
(Cost $5,182,214)		$5,624,185

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $4,772)	4,772	4,772

Investment of Cash Collateral for Securities Loaned—1.0%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $54,667)	54,667	54,667
Total Investments—100.9%
(Cost $5,241,653)		5,683,624
Liabilities in Excess of Other Assets—(0.9)%		(52,799)
Net Assets—100.0%		$5,630,825

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1	All or a portion of the security was on loan. The aggregate value of the securities on loan was $1,107,775; total value of the collateral held by the Fund was $1,130,931. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,076,264.
2	Non-income producing security.
3	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.2%
BorgWarner, Inc.	65	$2,781
Gentex Corp.	131	2,811
Lear Corp.	25	3,625
Thor Industries, Inc.	24	2,009
Visteon Corp.[1,2]	12	1,115
Total Automobiles & Components		12,341
Capital Goods—8.1%
3M Co.	207	43,617
A.O. Smith Corp.	63	3,362
Acuity Brands, Inc.	19	2,987
Allegion PLC[1]	24	2,174
Allison Transmission Holdings, Inc.	47	2,444
AMETEK, Inc.	60	4,747
Boeing Co. (The)	249	92,603
BWX Technologies, Inc.	32	2,001
Caterpillar, Inc.	149	22,721
Crane Co.	15	1,475
Cummins, Inc.	69	10,079
Curtiss-Wright Corp.	13	1,786
Donaldson Co., Inc.	49	2,855
Dover Corp.	44	3,895
Eaton Corp. PLC	115	9,974
Emerson Electric Co.	222	17,001
Fastenal Co.[1]	137	7,949
Fluor Corp.	35	2,034
Fortune Brands Home & Security, Inc.	45	2,356
General Dynamics Corp.	115	23,543
Graco, Inc.	78	3,615
HD Supply Holdings, Inc.[2]	53	2,268
Hexcel Corp.	24	1,609
Honeywell International, Inc.	205	34,112
Hubbell, Inc.	16	2,137
Huntington Ingalls Industries, Inc.	17	4,353
IDEX Corp.	27	4,068
Illinois Tool Works, Inc.	118	16,652
Ingersoll-Rand PLC	90	9,207
ITT, Inc.	39	2,389
Jacobs Engineering Group, Inc.	51	3,902
Lennox International, Inc.	13	2,839
Lincoln Electric Holdings, Inc.	18	1,682
Lockheed Martin Corp.	98	33,904
Masco Corp.	79	2,891
MSC Industrial Direct Co., Inc., Class A	15	1,322
nVent Electric PLC	69	1,874
Owens Corning	31	1,682
PACCAR, Inc.	92	6,273
Pentair PLC	56	2,428
Quanta Services, Inc.[2]	48	1,602
Raytheon Co.	107	22,113
Rockwell Automation, Inc.	46	8,626
Sensata Technologies Holding PLC[2]	45	2,230
Snap-on, Inc.[1]	19	3,488
Spirit AeroSystems Holdings, Inc., Class A	38	3,483
Terex Corp.[1]	29	1,157
Textron, Inc.	63	4,503
Toro Co. (The)	50	2,999
	Shares	Value
Capital Goods (Continued)
TransDigm Group, Inc.[2]	15	$5,585
W.W. Grainger, Inc.[1]	17	6,076
WABCO Holdings, Inc.[2]	13	1,533
Watsco, Inc.[1]	12	2,137
Xylem, Inc.[1]	57	4,553
Total Capital Goods		468,895
Commercial & Professional Services—0.7%
Copart, Inc.[1,2]	86	4,432
CoStar Group, Inc.[2]	14	5,892
Equifax, Inc.	67	8,748
Robert Half International, Inc.	54	3,800
Rollins, Inc.[1]	42	2,549
Waste Management, Inc.	142	12,831
Total Commercial & Professional Services		38,252
Consumer Durables & Apparel—2.0%
Brunswick Corp.	36	2,413
Carter’s, Inc.[1]	17	1,676
Columbia Sportswear Co.	13	1,210
D.R. Horton, Inc.	90	3,796
Garmin Ltd.	47	3,292
Hanesbrands, Inc.[1]	113	2,083
Hasbro, Inc.[1]	45	4,730
Leggett & Platt, Inc.[1]	36	1,576
Lululemon Athletica, Inc.[2]	47	7,637
Michael Kors Holdings Ltd.[2]	50	3,428
NIKE, Inc., Class B	597	50,578
NVR, Inc.[2]	1	2,471
Polaris Industries, Inc.[1]	28	2,827
PulteGroup, Inc.	89	2,205
Ralph Lauren Corp.	24	3,301
Skechers U.S.A., Inc., Class A1,2	61	1,704
Tapestry, Inc.	126	6,334
Toll Brothers, Inc.	43	1,420
VF Corp.	126	11,775
Total Consumer Durables & Apparel		114,456
Consumer Services—2.8%
Carnival Corp.	139	8,864
Chipotle Mexican Grill, Inc.[2]	12	5,454
Darden Restaurants, Inc.	46	5,115
Domino's Pizza, Inc.	18	5,306
Grand Canyon Education, Inc.[2]	21	2,369
Hyatt Hotels Corp., Class A	16	1,274
Las Vegas Sands Corp.	143	8,484
Marriott International, Inc., Class A	102	13,467
McDonald's Corp.	241	40,317
Royal Caribbean Cruises Ltd.	46	5,977
Six Flags Entertainment Corp.[1]	23	1,606
Starbucks Corp.	650	36,946
Wyndham Hotels & Resorts, Inc.	44	2,445
Wynn Resorts Ltd.	26	3,304
Yum China Holdings, Inc.	155	5,442
Yum! Brands, Inc.	133	12,091
Total Consumer Services		158,461
Diversified Financials—2.1%
Affiliated Managers Group, Inc.	22	3,008
Cboe Global Markets, Inc.	59	5,662
Credit Acceptance Corp.[1,2]	8	3,505
Eaton Vance Corp.	78	4,100

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Diversified Financials (Continued)
Evercore, Inc., Class A	27	$2,715
FactSet Research Systems, Inc.[1]	12	2,684
Franklin Resources, Inc.	203	6,173
Lazard Ltd., Class A	78	3,754
MarketAxess Holdings, Inc.[1]	25	4,462
Moody's Corp.	110	18,392
MSCI, Inc.	57	10,112
S&P Global, Inc.	170	33,216
SEI Investments Co.	90	5,499
T. Rowe Price Group, Inc.	160	17,469
Total Diversified Financials		120,751
Energy—7.8%
Anadarko Petroleum Corp.	129	8,696
Antero Resources Corp.[1,2]	73	1,293
Apache Corp.[1]	117	5,577
Apergy Corp.[2]	35	1,525
Cabot Oil & Gas Corp.[1]	164	3,693
Chevron Corp.	699	85,474
Cimarex Energy Co.[1]	40	3,718
Concho Resources, Inc.[2]	49	7,485
ConocoPhillips	405	31,347
Energen Corp.[2]	28	2,413
EOG Resources, Inc.	210	26,790
Exxon Mobil Corp.	1,677	142,578
Halliburton Co.	282	11,429
Helmerich & Payne, Inc.	39	2,682
HollyFrontier Corp.	60	4,194
Marathon Petroleum Corp.	182	14,555
Occidental Petroleum Corp.	273	22,432
PBF Energy, Inc., Class A	45	2,246
Phillips 66	159	17,922
Pioneer Natural Resources Co.	65	11,322
Schlumberger Ltd.	368	22,419
Valero Energy Corp.	191	21,726
Total Energy		451,516
Food & Staples Retailing—2.4%
Costco Wholesale Corp.	202	47,446
Kroger Co. (The)	241	7,016
Sprouts Farmers Market, Inc.[1,2]	58	1,590
Sysco Corp.	117	8,570
US Foods Holding Corp.[2]	56	1,726
Walgreens Boots Alliance, Inc.	309	22,526
Walmart, Inc.	517	48,551
Total Food & Staples Retailing		137,425
Food, Beverage & Tobacco—3.1%
Altria Group, Inc.	610	36,789
Brown-Forman Corp., Class B	92	4,651
Bunge Ltd.	44	3,023
Campbell Soup Co.[1]	61	2,234
General Mills, Inc.	155	6,653
Hershey Co. (The)	53	5,406
Hormel Foods Corp.	112	4,413
Ingredion, Inc.	22	2,309
Lamb Weston Holdings, Inc.	59	3,929
Molson Coors Brewing Co., Class B	49	3,013
Monster Beverage Corp.[2]	189	11,015
PepsiCo, Inc.	392	43,826

	Shares	Value
Food, Beverage & Tobacco (Continued)
Philip Morris International, Inc.	614	$50,066
Total Food, Beverage & Tobacco		177,327
Health Care Equipment & Services—6.1%
ABIOMED, Inc.[2]	17	7,646
Aetna, Inc.	87	17,648
Align Technology, Inc.[2]	38	14,866
athenahealth, Inc.[2]	13	1,737
Baxter International, Inc.	175	13,491
Boston Scientific Corp.[2]	345	13,283
Cantel Medical Corp.	16	1,473
Centene Corp.[2]	80	11,582
Cerner Corp.[2]	119	7,665
Chemed Corp.	7	2,237
Cigna Corp.	91	18,951
Cooper Cos., Inc. (The)	15	4,157
CVS Health Corp.	284	22,356
Danaher Corp.	152	16,516
DexCom, Inc.[1,2]	23	3,290
Edwards Lifesciences Corp.[2]	96	16,714
Envision Healthcare Corp.[2]	32	1,463
Express Scripts Holding Co.[2]	140	13,301
Humana, Inc.	47	15,910
ICU Medical, Inc.[2]	7	1,979
IDEXX Laboratories, Inc.[2]	32	7,989
Intuitive Surgical, Inc.[2]	55	31,570
Masimo Corp.[2]	20	2,491
McKesson Corp.	81	10,745
Penumbra, Inc.[2]	8	1,198
ResMed, Inc.	47	5,421
UnitedHealth Group, Inc.	255	67,840
Universal Health Services, Inc., Class B	23	2,940
Varian Medical Systems, Inc.[2]	42	4,701
Veeva Systems, Inc., Class A2	48	5,226
West Pharmaceutical Services, Inc.	33	4,075
Total Health Care Equipment & Services		350,461
Household & Personal Products—2.2%
Clorox Co. (The)	49	7,370
Colgate-Palmolive Co.	346	23,165
Herbalife Nutrition Ltd.[2]	44	2,400
Kimberly-Clark Corp.	113	12,841
Nu Skin Enterprises, Inc., Class A	24	1,978
Procter & Gamble Co. (The)	955	79,485
Total Household & Personal Products		127,239
Insurance—1.1%
Aon PLC	110	16,916
Assured Guaranty Ltd.	47	1,985
Brown & Brown, Inc.	82	2,425
Erie Indemnity Co., Class A	17	2,168
Fidelity National Financial, Inc.	112	4,407
Marsh & McLennan Cos., Inc.	331	27,380
Torchmark Corp.	68	5,895
White Mountains Insurance Group Ltd.	2	1,872
Total Insurance		63,048
Materials—1.9%
Alcoa Corp.[2]	87	3,515
Avery Dennison Corp.	23	2,492
Cabot Corp.	20	1,254
Celanese Corp.	39	4,446

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Materials (Continued)
CF Industries Holdings, Inc.	70	$3,811
Chemours Co. (The)	45	1,775
Eagle Materials, Inc.	17	1,449
Eastman Chemical Co.	36	3,446
Ecolab, Inc.	64	10,034
Freeport-McMoRan, Inc.	400	5,568
International Flavors & Fragrances, Inc.	22	3,061
LyondellBasell Industries NV, Class A	150	15,376
Martin Marietta Materials, Inc.[1]	16	2,911
Newmont Mining Corp.	204	6,161
Nucor Corp.	108	6,853
Packaging Corp. of America	27	2,962
PPG Industries, Inc.	72	7,857
Praxair, Inc.	87	13,983
Reliance Steel & Aluminum Co.	19	1,621
Royal Gold, Inc.	20	1,541
Southern Copper Corp.[1]	32	1,380
Steel Dynamics, Inc.	89	4,022
United States Steel Corp.[1]	48	1,463
Westlake Chemical Corp.	12	997
WR Grace & Co.	21	1,501
Total Materials		109,479
Media & Entertainment—10.8%
Activision Blizzard, Inc.	280	23,293
Alphabet, Inc., Class A2	125	150,885
Alphabet, Inc., Class C2	128	152,764
CBS Corp., Class B	89	5,113
Electronic Arts, Inc.[2]	145	17,471
Facebook, Inc., Class A2	1,065	175,150
Interpublic Group of Cos., Inc. (The)	131	2,996
John Wiley & Sons, Inc., Class A	18	1,091
Liberty Broadband Corp., Class A2	17	1,434
Liberty Broadband Corp., Class C2	70	5,901
Live Nation Entertainment, Inc.[1,2]	40	2,179
Madison Square Garden Co. (The), Class A2	8	2,522
News Corp., Class A	157	2,071
Omnicom Group, Inc.	61	4,149
Sirius XM Holdings, Inc.[1]	428	2,705
Take-Two Interactive Software, Inc.[2]	41	5,658
TripAdvisor, Inc.[2]	48	2,451
Walt Disney Co. (The)	524	61,276
Zynga, Inc., Class A2	263	1,055
Total Media & Entertainment		620,164
Pharmaceuticals, Biotechnology & Life Sciences—11.7%
AbbVie, Inc.	578	54,667
Agilent Technologies, Inc.	106	7,477
Alexion Pharmaceuticals, Inc.[2]	56	7,785
Amgen, Inc.	236	48,920
Biogen, Inc.[2]	95	33,565
Bio-Techne Corp.	9	1,837
Bristol-Myers Squibb Co.	768	47,677
Celgene Corp.[2]	278	24,878
Charles River Laboratories International, Inc.[2]	12	1,615
Eli Lilly & Co.	324	34,768
Exelixis, Inc.[1,2]	142	2,516
Gilead Sciences, Inc.	355	27,410
Illumina, Inc.[2]	65	23,859
Jazz Pharmaceuticals PLC[2]	17	2,858

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (Continued)
Johnson & Johnson	1,147	$158,481
Merck & Co., Inc.	858	60,867
Mettler-Toledo International, Inc.[2]	10	6,090
Pfizer, Inc.	1,488	65,576
Regeneron Pharmaceuticals, Inc.[2]	35	14,141
Sage Therapeutics, Inc.[1,2]	15	2,119
Seattle Genetics, Inc.[2]	47	3,625
United Therapeutics Corp.[2]	18	2,302
Vertex Pharmaceuticals, Inc.[2]	118	22,743
Waters Corp.[2]	25	4,867
Zoetis, Inc.	174	15,931
Total Pharmaceuticals, Biotechnology & Life Sciences		676,574
Real Estate—1.8%
AvalonBay Communities, Inc.	49	8,876
CBRE Group, Inc., Class A2	174	7,673
EPR Properties	26	1,779
Equity LifeStyle Properties, Inc.	35	3,376
Extra Space Storage, Inc.	58	5,025
Gaming and Leisure Properties, Inc.	77	2,714
Host Hotels & Resorts, Inc.	264	5,570
Jones Lang LaSalle, Inc.	17	2,454
Lamar Advertising Co., Class A	46	3,579
Prologis, Inc.	216	14,643
Public Storage	100	20,163
Rayonier, Inc.	51	1,724
Retail Properties of America, Inc., Class A	97	1,182
Simon Property Group, Inc.	140	24,745
Weingarten Realty Investors	67	1,994
Total Real Estate		105,497
Retailing—6.1%
Advance Auto Parts, Inc.	22	3,703
AutoZone, Inc.[2]	8	6,206
Best Buy Co., Inc.	117	9,285
Booking Holdings, Inc.[2]	18	35,712
Burlington Stores, Inc.[2]	24	3,910
Dick’s Sporting Goods, Inc.[1]	36	1,277
Dollar General Corp.	98	10,712
eBay, Inc.[2]	355	11,722
Expedia Group, Inc.	34	4,436
Foot Locker, Inc.[1]	51	2,600
Gap, Inc. (The)	98	2,827
GrubHub, Inc.[2]	36	4,990
Home Depot, Inc. (The)	532	110,204
Kohl's Corp.	53	3,951
L Brands, Inc.[1]	62	1,879
Lowe's Cos., Inc.	281	32,265
Nordstrom, Inc.[1]	42	2,512
O'Reilly Automotive, Inc.[2]	35	12,156
Pool Corp.[1]	14	2,336
Ross Stores, Inc.	179	17,739
Target Corp.	184	16,231
Tiffany & Co.	54	6,964
TJX Cos., Inc. (The)	294	32,934
Tractor Supply Co.	58	5,271
Ulta Beauty, Inc.[2]	27	7,617
Urban Outfitters, Inc.[2]	34	1,391

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Retailing (Continued)
Williams-Sonoma, Inc.[1]	36	$2,366
Total Retailing		353,196
Semiconductors & Semiconductor Equipment—6.1%
Applied Materials, Inc.	432	16,697
Broadcom, Inc.	127	31,335
First Solar, Inc.[2]	38	1,840
Intel Corp.	1,802	85,216
KLA-Tencor Corp.	41	4,170
Lam Research Corp.	54	8,192
Marvell Technology Group Ltd.	170	3,281
Maxim Integrated Products, Inc.	89	5,019
Microchip Technology, Inc.[1]	68	5,366
Micron Technology, Inc.[2]	447	20,218
MKS Instruments, Inc.	25	2,004
Monolithic Power Systems, Inc.	16	2,008
NVIDIA Corp.	283	79,529
NXP Semiconductors NV	84	7,182
ON Semiconductor Corp.[2]	104	1,917
Qorvo, Inc.[2]	45	3,460
Skyworks Solutions, Inc.	85	7,710
Teradyne, Inc.	88	3,254
Texas Instruments, Inc.	469	50,319
Universal Display Corp.[1]	20	2,358
Versum Materials, Inc.	42	1,512
Xilinx, Inc.	113	9,059
Total Semiconductors & Semiconductor Equipment		351,646
Software & Services—12.5%
Accenture PLC, Class A	292	49,698
Adobe Systems, Inc.[2]	223	60,199
Akamai Technologies, Inc.[2]	66	4,828
Amdocs Ltd.	59	3,893
ANSYS, Inc.[2]	36	6,720
Aspen Technology, Inc.[2]	34	3,873
Automatic Data Processing, Inc.	203	30,584
Booz Allen Hamilton Holding Corp.	39	1,935
Broadridge Financial Solutions, Inc.	51	6,729
CA, Inc.	78	3,444
CDK Global, Inc.	39	2,440
Citrix Systems, Inc.[2]	50	5,558
Cognizant Technology Solutions Corp., Class A	264	20,368
EPAM Systems, Inc.[2]	21	2,892
Euronet Worldwide, Inc.[1,2]	17	1,704
Fair Isaac Corp.[2]	8	1,828
Fiserv, Inc.[2]	122	10,050
Fortinet, Inc.[2]	64	5,905
Guidewire Software, Inc.[2]	28	2,828
Intuit, Inc.	117	26,606
Jack Henry & Associates, Inc.	36	5,763
Leidos Holdings, Inc.	40	2,766
Manhattan Associates, Inc.[2]	31	1,693
Mastercard, Inc., Class A	623	138,686
Paychex, Inc.	151	11,121
Paycom Software, Inc.[1,2]	20	3,108
PayPal Holdings, Inc.[2]	535	46,994
Red Hat, Inc.[2]	78	10,630
RingCentral, Inc., Class A2	19	1,768
salesforce.com, Inc.[2]	261	41,507

	Shares	Value
Software & Services (Continued)
Splunk, Inc.[2]	47	$5,683
Synopsys, Inc.[2]	59	5,818
Total System Services, Inc.	59	5,826
Tyler Technologies, Inc.[2]	15	3,676
Ultimate Software Group, Inc. (The)[2]	11	3,544
VeriSign, Inc.[2]	32	5,124
Visa, Inc., Class A	1,129	169,452
VMware, Inc, Class A2	29	4,526
Zendesk, Inc.[2]	29	2,059
Total Software & Services		721,826
Technology Hardware & Equipment—7.1%
Amphenol Corp., Class A	99	9,308
Apple, Inc.	1,457	328,903
Arista Networks, Inc.[2]	26	6,912
CDW Corp.	39	3,468
Cognex Corp.	80	4,466
Coherent, Inc.[1,2]	9	1,550
Dolby Laboratories, Inc., Class A	27	1,889
F5 Networks, Inc.[2]	28	5,584
FLIR Systems, Inc.	56	3,442
IPG Photonics Corp.[2]	17	2,653
Jabil, Inc.	55	1,490
Juniper Networks, Inc.	106	3,177
Littelfuse, Inc.	10	1,979
Motorola Solutions, Inc.	43	5,596
National Instruments Corp.	51	2,465
NetApp, Inc.	115	9,877
Palo Alto Networks, Inc.[2]	28	6,307
Pure Storage, Inc., Class A1,2	54	1,401
Trimble, Inc.[2]	79	3,433
Zebra Technologies Corp., Class A2	13	2,299
Total Technology Hardware & Equipment		406,199
Transportation—2.0%
Alaska Air Group, Inc.[1]	48	3,305
C.H. Robinson Worldwide, Inc.	38	3,721
Copa Holdings SA, Class A	11	878
Delta Air Lines, Inc.	211	12,202
Expeditors International of Washington, Inc.	83	6,103
FedEx Corp.	87	20,949
JB Hunt Transport Services, Inc.	36	4,282
JetBlue Airways Corp.[2]	135	2,614
Kansas City Southern	29	3,285
Kirby Corp.[1,2]	17	1,398
Landstar System, Inc.	16	1,952
Old Dominion Freight Line, Inc.	30	4,838
Southwest Airlines Co.	227	14,176
Union Pacific Corp.	231	37,614
Total Transportation		117,317
Utilities—1.2%
Ameren Corp.	63	3,983
CenterPoint Energy, Inc.	108	2,986
Consolidated Edison, Inc.	107	8,152
DTE Energy Co.	47	5,129
Edison International	88	5,956
Evergy, Inc.	69	3,790
Exelon Corp.	235	10,260
MDU Resources Group, Inc.	49	1,259
National Fuel Gas Co.	23	1,289

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Quality Factor ETF

	Shares	Value
Utilities (Continued)
NRG Energy, Inc.	84	$3,142
PG&E Corp.[2]	138	6,349
Pinnacle West Capital Corp.	28	2,217
Sempra Energy	65	7,394
UGI Corp.	45	2,497
Vectren Corp.	21	1,501
Vistra Energy Corp.[2]	134	3,334
Total Utilities		69,238
Total Common Stocks
(Cost $5,130,907)		5,751,308

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $4,439)	4,439	4,439

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $4,994)	4,994	4,994
Total Investments—100.0%
(Cost $5,140,340)		5,760,741
Liabilities in Excess of Other Assets—(0.0)% [4]		(2,130)
Net Assets—100.0%		$5,758,611

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $125,617; total value of the collateral held by the Fund was $128,167. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $123,173.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of September 30, 2018.
4.	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.9%
Ford Motor Co.	2,353	$21,765
General Motors Co.	702	23,636
Harley-Davidson, Inc.	89	4,032
Total Automobiles & Components		49,433
Banks—6.9%
BB&T Corp.	341	16,552
F.N.B. Corp.[1]	174	2,213
Huntington Bancshares, Inc.	474	7,072
JPMorgan Chase & Co.	1,282	144,661
New York Community Bancorp, Inc.[1]	294	3,049
PacWest Bancorp	69	3,288
People's United Financial, Inc.[1]	189	3,236
PNC Financial Services Group, Inc. (The)	171	23,288
SunTrust Banks, Inc.	185	12,356
U.S. Bancorp	654	34,538
Wells Fargo & Co.	2,128	111,848
Total Banks		362,101
Capital Goods—7.2%
3M Co.	253	53,310
Caterpillar, Inc.	221	33,700
Cummins, Inc.	75	10,955
Eaton Corp. PLC	230	19,948
Emerson Electric Co.	293	22,438
Fastenal Co.[1]	127	7,368
General Electric Co.	5,175	58,426
Honeywell International, Inc.	265	44,096
Illinois Tool Works, Inc.	130	18,345
Johnson Controls International PLC	459	16,065
Lockheed Martin Corp.	108	37,364
PACCAR, Inc.	184	12,547
Pentair PLC	82	3,555
United Technologies Corp.	302	42,223
Total Capital Goods		380,340
Commercial & Professional Services—0.4%
Nielsen Holdings PLC[1]	207	5,726
Waste Management, Inc.	168	15,180
Total Commercial & Professional Services		20,906
Consumer Durables & Apparel—0.9%
Garmin Ltd.	80	5,604
Hanesbrands, Inc.[1]	185	3,410
Hasbro, Inc.[1]	53	5,571
Leggett & Platt, Inc.[1]	69	3,022
Mattel, Inc.[1,2]	181	2,842
Newell Brands, Inc.[1]	250	5,075
Tapestry, Inc.	144	7,239
VF Corp.	129	12,055
Whirlpool Corp.	34	4,037
Total Consumer Durables & Apparel		48,855
Consumer Services—2.3%
Carnival Corp.	190	12,116
Darden Restaurants, Inc.	59	6,560
Extended Stay America, Inc.	106	2,144
H&R Block, Inc.	110	2,832
Las Vegas Sands Corp.	193	11,451
McDonald's Corp.	341	57,046
Six Flags Entertainment Corp.[1]	41	2,863

	Shares	Value
Consumer Services (Continued)
Starbucks Corp.	507	$28,818
Total Consumer Services		123,830
Diversified Financials—1.4%
AGNC Investment Corp.	276	5,142
Ameriprise Financial, Inc.	62	9,155
Annaly Capital Management, Inc.	759	7,764
BGC Partners, Inc., Class A	163	1,927
Chimera Investment Corp.	122	2,212
Franklin Resources, Inc.	142	4,318
Invesco Ltd.	232	5,308
Lazard Ltd., Class A	59	2,840
MFA Financial, Inc.	259	1,904
Morgan Stanley	440	20,491
Navient Corp.	153	2,062
New Residential Investment Corp.	219	3,902
Starwood Property Trust, Inc.	165	3,551
Two Harbors Investment Corp.	114	1,702
Total Diversified Financials		72,278
Energy—9.9%
Apache Corp.[1]	169	8,056
Chevron Corp.	1,012	123,747
Exxon Mobil Corp.	2,325	197,672
Helmerich & Payne, Inc.	60	4,126
Kinder Morgan, Inc.	1,002	17,765
Marathon Petroleum Corp.	174	13,915
Murphy Oil Corp.	84	2,801
Occidental Petroleum Corp.	415	34,101
ONEOK, Inc.	234	15,863
Phillips 66	181	20,402
Schlumberger Ltd.	685	41,730
Targa Resources Corp.	138	7,771
Valero Energy Corp.	185	21,044
Williams Cos., Inc. (The)	485	13,187
Total Energy		522,180
Food & Staples Retailing—1.9%
Sysco Corp.	187	13,698
Walgreens Boots Alliance, Inc.	377	27,483
Walmart, Inc.	620	58,224
Total Food & Staples Retailing		99,405
Food, Beverage & Tobacco—8.1%
Altria Group, Inc.	1,126	67,909
Archer-Daniels-Midland Co.	274	13,774
Bunge Ltd.	64	4,397
Campbell Soup Co.[1]	101	3,700
Coca-Cola Co. (The)	2,030	93,766
General Mills, Inc.	347	14,893
Hershey Co. (The)	68	6,936
JM Smucker Co. (The)[1]	53	5,438
Kellogg Co.	129	9,033
Kraft Heinz Co. (The)	346	19,068
Molson Coors Brewing Co., Class B	80	4,920
Mondelez International, Inc., Class A	577	24,788
PepsiCo, Inc.	724	80,943
Philip Morris International, Inc.	940	76,648
Total Food, Beverage & Tobacco		426,213
Health Care Equipment & Services—1.9%
Cardinal Health, Inc.	166	8,964
CVS Health Corp.	515	40,541

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Medtronic PLC	532	$52,333
Total Health Care Equipment & Services		101,838
Household & Personal Products—3.3%
Clorox Co. (The)	63	9,476
Colgate-Palmolive Co.	381	25,508
Coty, Inc., Class A1	255	3,203
Kimberly-Clark Corp.	193	21,932
Procter & Gamble Co. (The)	1,379	114,774
Total Household & Personal Products		174,893
Insurance—2.6%
Aflac, Inc.	289	13,603
American International Group, Inc.	389	20,710
Chubb Ltd.	185	24,723
Cincinnati Financial Corp.	75	5,761
Fidelity National Financial, Inc.	128	5,037
MetLife, Inc.	458	21,398
Old Republic International Corp.	153	3,424
Principal Financial Group, Inc.	150	8,789
Prudential Financial, Inc.	216	21,885
Travelers Cos., Inc. (The)	110	14,268
Total Insurance		139,598
Materials—1.6%
Air Products & Chemicals, Inc.	96	16,037
CF Industries Holdings, Inc.	113	6,152
International Paper Co.	220	10,813
LyondellBasell Industries NV, Class A	166	17,017
Nucor Corp.	135	8,566
Praxair, Inc.	109	17,519
WestRock Co.	121	6,466
Total Materials		82,570
Media & Entertainment—1.5%
Comcast Corp., Class A	1,790	63,384
Interpublic Group of Cos., Inc. (The)	199	4,551
Omnicom Group, Inc.	115	7,822
Viacom, Inc., Class B	173	5,841
Total Media & Entertainment		81,598
Pharmaceuticals, Biotechnology & Life Sciences—13.1%
AbbVie, Inc.	731	69,138
Amgen, Inc.	305	63,223
Bristol-Myers Squibb Co.	808	50,161
Eli Lilly & Co.	426	45,714
Gilead Sciences, Inc.	657	50,727
Johnson & Johnson	1,277	176,443
Merck & Co., Inc.	1,383	98,110
Pfizer, Inc.	3,125	137,719
Total Pharmaceuticals, Biotechnology & Life Sciences		691,235
Real Estate—7.6%
Alexandria Real Estate Equities, Inc.	49	6,164
American Campus Communities, Inc.	79	3,252
American Tower Corp.	163	23,684
Apartment Investment & Management Co., Class A	84	3,707
Apple Hospitality REIT, Inc.	135	2,361
AvalonBay Communities, Inc.	73	13,224
Boston Properties, Inc.	69	8,493
Brixmor Property Group, Inc.	190	3,327
Camden Property Trust	47	4,398
Colony Capital, Inc.	321	1,955

	Shares	Value
Real Estate (Continued)
Crown Castle International Corp.	229	$25,495
CubeSmart	99	2,824
DDR Corp.[1]	99	1,326
Digital Realty Trust, Inc.	110	12,373
Duke Realty Corp.	168	4,766
EPR Properties	46	3,147
Equinix, Inc.	31	13,420
Equity Residential	183	12,126
Essex Property Trust, Inc.	32	7,895
Extra Space Storage, Inc.	63	5,458
Federal Realty Investment Trust	38	4,806
Gaming and Leisure Properties, Inc.	128	4,512
HCP, Inc.	293	7,712
Healthcare Trust of America, Inc., Class A	120	3,200
Highwoods Properties, Inc.	55	2,599
Hospitality Properties Trust	103	2,970
Host Hotels & Resorts, Inc.	398	8,398
Iron Mountain, Inc.	179	6,179
Kimco Realty Corp.	258	4,319
Lamar Advertising Co., Class A	50	3,890
Liberty Property Trust	79	3,338
Life Storage, Inc.	26	2,474
Macerich Co. (The)	82	4,534
Medical Properties Trust, Inc.[1]	230	3,429
Mid-America Apartment Communities, Inc.	61	6,111
National Retail Properties, Inc.	89	3,989
Omega Healthcare Investors, Inc.[1]	126	4,129
Outfront Media, Inc.	88	1,756
Park Hotels & Resorts, Inc.	123	4,037
Prologis, Inc.	252	17,083
Public Storage	81	16,332
Realty Income Corp.	168	9,557
Regency Centers Corp.	83	5,368
Retail Properties of America, Inc., Class A	133	1,621
Retail Value, Inc.[2]	9	294
Senior Housing Properties Trust	152	2,669
Simon Property Group, Inc.	180	31,815
SL Green Realty Corp.	44	4,291
Spirit Realty Capital, Inc.	275	2,216
STORE Capital Corp.	104	2,890
Taubman Centers, Inc.	35	2,094
UDR, Inc.	140	5,660
Uniti Group, Inc.	108	2,176
Ventas, Inc.	219	11,909
VEREIT, Inc.	620	4,501
Vornado Realty Trust	93	6,789
Weingarten Realty Investors	72	2,143
Welltower, Inc.	231	14,858
Weyerhaeuser Co.	396	12,779
WP Carey, Inc.	66	4,244
Total Real Estate		403,066
Retailing—2.7%
Gap, Inc. (The)	114	3,289
Genuine Parts Co.	71	7,057
Home Depot, Inc. (The)	426	88,246
Kohl's Corp.	88	6,560
L Brands, Inc.[1]	147	4,454

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

	Shares	Value
Retailing (Continued)
Macy's, Inc.	176	$6,113
Target Corp.	281	24,787
Total Retailing		140,506
Semiconductors & Semiconductor Equipment—5.7%
Broadcom, Inc.	206	50,826
Intel Corp.	2,360	111,605
Maxim Integrated Products, Inc.	165	9,304
QUALCOMM, Inc.	1,100	79,233
Texas Instruments, Inc.	484	51,928
Total Semiconductors & Semiconductor Equipment		302,896
Software & Services—2.5%
CA, Inc.	201	8,874
International Business Machines Corp.	705	106,603
Paychex, Inc.	158	11,637
Western Union Co. (The)	248	4,727
Total Software & Services		131,841
Technology Hardware & Equipment—3.9%
Cisco Systems, Inc.	3,064	149,064
Corning, Inc.	466	16,450
HP, Inc.	962	24,791
Western Digital Corp.	172	10,069
Xerox Corp.	121	3,264
Total Technology Hardware & Equipment		203,638
Telecommunication Services—5.6%
AT&T, Inc.	4,523	151,882
CenturyLink, Inc.	627	13,293
Verizon Communications, Inc.	2,464	131,553
Total Telecommunication Services		296,728
Transportation—1.1%
Delta Air Lines, Inc.	248	14,342
Macquarie Infrastructure Corp.[1]	52	2,399
United Parcel Service, Inc., Class B	337	39,344
Total Transportation		56,085
Utilities—6.7%
AES Corp.	365	5,110
Alliant Energy Corp.	116	4,938
Ameren Corp.	121	7,650
American Electric Power Co., Inc.	264	18,712
CenterPoint Energy, Inc.	244	6,747
CMS Energy Corp.	136	6,664
Consolidated Edison, Inc.	168	12,800
Dominion Energy, Inc.	387	27,198
DTE Energy Co.	94	10,258
Duke Energy Corp.	410	32,808
Edison International	173	11,709
Entergy Corp.[1]	104	8,438
Evergy, Inc.	129	7,085
Eversource Energy	166	10,199
Exelon Corp.	493	21,524
FirstEnergy Corp.	271	10,073
NextEra Energy, Inc.	205	34,358
NiSource, Inc.	174	4,336
OGE Energy Corp.	109	3,959
PG&E Corp.[2]	225	10,352
Pinnacle West Capital Corp.	59	4,672
PPL Corp.	430	12,582
Public Service Enterprise Group, Inc.	261	13,778
SCANA Corp.	90	3,500

	Shares	Value
Utilities (Continued)
Sempra Energy	134	$15,242
Southern Co. (The)	609	26,552
WEC Energy Group, Inc.	164	10,949
Xcel Energy, Inc.	260	12,275
Total Utilities		354,468
Total Common Stocks
(Cost $5,086,827)		5,266,501

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $6,324)	6,324	6,324

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $2,921)	2,921	2,921
Total Investments—99.9%
(Cost $5,096,072)		5,275,746
Other Assets in Excess of Liabilities—0.1%		5,857
Net Assets—100.0%		$5,281,603

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Yield Factor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $86,383; total value of the collateral held by the Fund was $88,176. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $85,255.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of September 30, 2018.

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.1%
Gentex Corp.	2,856	$61,290
Lear Corp.	445	64,525
Thor Industries, Inc.	402	33,647
Visteon Corp.[1,2]	280	26,012
Total Automobiles & Components		185,474
Capital Goods—9.6%
3M Co.	8,470	1,784,714
A.O. Smith Corp.	1,745	93,131
Allison Transmission Holdings, Inc.	1,157	60,176
AMETEK, Inc.	1,588	125,642
Boeing Co. (The)	7,974	2,965,531
BWX Technologies, Inc.	909	56,849
Cummins, Inc.	2,042	298,275
Donaldson Co., Inc.[1]	1,605	93,507
Emerson Electric Co.	6,777	518,983
Fastenal Co.[1]	3,782	219,432
General Dynamics Corp.	5,769	1,181,030
Graco, Inc.	2,969	137,583
Honeywell International, Inc.	7,066	1,175,782
Huntington Ingalls Industries, Inc.	434	111,139
IDEX Corp.	1,000	150,660
Illinois Tool Works, Inc.	4,331	611,191
Ingersoll-Rand PLC	2,637	269,765
ITT, Inc.	557	34,122
Jacobs Engineering Group, Inc.	819	62,653
Lennox International, Inc.	357	77,969
Lockheed Martin Corp.	4,624	1,599,719
nVent Electric PLC	1,183	32,130
Pentair PLC	1,025	44,434
Raytheon Co.	4,078	842,759
Rockwell Automation, Inc.	1,394	261,403
Snap-on, Inc.[1]	649	119,156
Toro Co. (The)	2,639	158,261
Watsco, Inc.[1]	442	78,720
Xylem, Inc.[1]	1,184	94,566
Total Capital Goods		13,259,282
Commercial & Professional Services—0.9%
Copart, Inc.[1,2]	3,136	161,598
Equifax, Inc.	1,264	165,040
Republic Services, Inc.	1,680	122,069
Robert Half International, Inc.	1,454	102,333
Rollins, Inc.[1]	1,950	118,345
Waste Management, Inc.	6,027	544,600
Total Commercial & Professional Services		1,213,985
Consumer Durables & Apparel—2.1%
Carter’s, Inc.[1]	388	38,257
Garmin Ltd.	1,083	75,864
Hasbro, Inc.[1]	1,215	127,721
Leggett & Platt, Inc.[1]	1,010	44,228
NIKE, Inc., Class B	25,406	2,152,396
NVR, Inc.[2]	42	103,773
VF Corp.	3,506	327,636
Total Consumer Durables & Apparel		2,869,875
Consumer Services—3.6%
Carnival Corp.	3,314	211,334
Darden Restaurants, Inc.	1,291	143,546
Domino's Pizza, Inc.	485	142,978
Grand Canyon Education, Inc.[2]	363	40,946

	Shares	Value
Consumer Services (Continued)
Hyatt Hotels Corp., Class A	402	$31,995
Marriott International, Inc., Class A	2,994	395,298
McDonald's Corp.	9,767	1,633,921
Six Flags Entertainment Corp.[1]	525	36,656
Starbucks Corp.	33,969	1,930,798
Wyndham Hotels & Resorts, Inc.	781	43,400
Yum! Brands, Inc.	4,081	371,004
Total Consumer Services		4,981,876
Diversified Financials—2.4%
Cboe Global Markets, Inc.	1,312	125,900
Eaton Vance Corp.	1,756	92,295
Evercore, Inc., Class A	283	28,456
FactSet Research Systems, Inc.[1]	383	85,681
Franklin Resources, Inc.	4,262	129,607
MarketAxess Holdings, Inc.[1]	321	57,295
Moody's Corp.	3,443	575,670
Morningstar, Inc.	395	49,731
MSCI, Inc.	1,750	310,467
S&P Global, Inc.	5,762	1,125,837
SEI Investments Co.	2,422	147,984
T. Rowe Price Group, Inc.	5,392	588,699
Total Diversified Financials		3,317,622
Energy—7.0%
Chevron Corp.	20,804	2,543,913
Exxon Mobil Corp.	74,230	6,311,035
Occidental Petroleum Corp.	6,841	562,125
Phillips 66	2,733	308,064
Total Energy		9,725,137
Food & Staples Retailing—3.7%
Costco Wholesale Corp.	10,090	2,369,939
Sysco Corp.	3,253	238,282
US Foods Holding Corp.[2]	1,412	43,518
Walgreens Boots Alliance, Inc.	7,735	563,882
Walmart, Inc.	20,451	1,920,553
Total Food & Staples Retailing		5,136,174
Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	22,472	1,355,286
Brown-Forman Corp., Class A	541	27,483
Brown-Forman Corp., Class B	3,048	154,077
Campbell Soup Co.[1]	2,040	74,725
General Mills, Inc.	4,758	204,213
Hershey Co. (The)	2,236	228,072
Hormel Foods Corp.[1]	4,462	175,803
Ingredion, Inc.	579	60,772
Lamb Weston Holdings, Inc.	2,444	162,770
PepsiCo, Inc.	14,559	1,627,696
Philip Morris International, Inc.	23,505	1,916,598
Total Food, Beverage & Tobacco		5,987,495
Health Care Equipment & Services—4.3%
Baxter International, Inc.	6,502	501,239
Cantel Medical Corp.	321	29,551
Cerner Corp.[2]	3,206	206,498
Chemed Corp.	269	85,967
Cigna Corp.	2,193	456,692
Cooper Cos., Inc. (The)	364	100,883
CVS Health Corp.	7,498	590,243
Danaher Corp.	4,619	501,901
ICU Medical, Inc.[2]	114	32,233
McKesson Corp.	1,443	191,414

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Medtronic PLC	8,567	$842,736
Stryker Corp.	2,352	417,903
UnitedHealth Group, Inc.	6,427	1,709,839
Varian Medical Systems, Inc.[2]	1,917	214,570
West Pharmaceutical Services, Inc.	1,191	147,053
Total Health Care Equipment & Services		6,028,722
Household & Personal Products—4.5%
Clorox Co. (The)	2,322	349,252
Colgate-Palmolive Co.	17,983	1,203,962
Kimberly-Clark Corp.	4,492	510,471
Procter & Gamble Co. (The)	50,059	4,166,410
Total Household & Personal Products		6,230,095
Insurance—1.9%
Aon PLC	3,063	471,028
Arthur J. Gallagher & Co.	1,202	89,477
Brown & Brown, Inc.	1,905	56,331
Erie Indemnity Co., Class A	688	87,741
Fidelity National Financial, Inc.	2,209	86,924
Marsh & McLennan Cos., Inc.	14,803	1,224,504
Progressive Corp. (The)	3,709	263,487
Torchmark Corp.	2,959	256,516
White Mountains Insurance Group Ltd.	98	91,715
Total Insurance		2,627,723
Materials—1.1%
AptarGroup, Inc.	450	48,483
Avery Dennison Corp.	615	66,635
Ecolab, Inc.	1,958	306,975
International Flavors & Fragrances, Inc.	619	86,115
LyondellBasell Industries NV, Class A	2,749	281,800
PPG Industries, Inc.	2,023	220,770
Praxair, Inc.	3,023	485,887
Scotts Miracle-Gro Co., (The)[1]	334	26,296
WR Grace & Co.	532	38,017
Total Materials		1,560,978
Media & Entertainment—6.9%
Alphabet, Inc., Class A2	2,733	3,298,950
Alphabet, Inc., Class C2	2,942	3,511,189
Interpublic Group of Cos., Inc. (The)[1]	2,851	65,202
John Wiley & Sons, Inc., Class A	705	42,723
Liberty Broadband Corp., Class C2	1,380	116,334
Madison Square Garden Co. (The), Class A2	319	100,587
News Corp., Class A	3,791	50,003
Omnicom Group, Inc.	1,774	120,668
Sirius XM Holdings, Inc.[1]	12,769	80,700
Walt Disney Co. (The)	19,160	2,240,570
Total Media & Entertainment		9,626,926
Pharmaceuticals, Biotechnology & Life Sciences—11.2%
Agilent Technologies, Inc.	3,005	211,973
Amgen, Inc.	4,929	1,021,732
Bristol-Myers Squibb Co.	17,580	1,091,366
Eli Lilly & Co.	10,570	1,134,267
Johnson & Johnson	52,836	7,300,350
Merck & Co., Inc.	27,216	1,930,703
Mettler-Toledo International, Inc.[2]	362	220,451
Pfizer, Inc.	45,777	2,017,392
Waters Corp.[2]	775	150,877
Zoetis, Inc.	5,203	476,387
Total Pharmaceuticals, Biotechnology & Life Sciences		15,555,498

	Shares	Value
Real Estate—1.6%
AvalonBay Communities, Inc.	1,007	$182,418
EPR Properties	463	31,674
Equity LifeStyle Properties, Inc.	854	82,368
Extra Space Storage, Inc.	1,036	89,759
Gaming and Leisure Properties, Inc.	1,465	51,641
Lamar Advertising Co., Class A	1,393	108,376
Prologis, Inc.	4,551	308,512
Public Storage	3,630	731,917
Retail Properties of America, Inc., Class A	2,103	25,636
Simon Property Group, Inc.	3,499	618,448
Weingarten Realty Investors	1,675	49,848
Total Real Estate		2,280,597
Retailing—7.5%
AutoZone, Inc.[2]	199	154,364
Dollar General Corp.	2,098	229,311
eBay, Inc.[2]	6,944	229,291
Home Depot, Inc. (The)	26,959	5,584,557
Lowe's Cos., Inc.	8,036	922,694
O'Reilly Automotive, Inc.[2]	844	293,138
Pool Corp.[1]	489	81,604
Ross Stores, Inc.	6,666	660,601
Target Corp.	3,665	323,290
Tiffany & Co.[1]	1,006	129,744
TJX Cos., Inc. (The)	14,673	1,643,669
Tractor Supply Co.	952	86,518
Total Retailing		10,338,781
Semiconductors & Semiconductor Equipment—3.3%
Intel Corp.	48,216	2,280,135
Maxim Integrated Products, Inc.	1,763	99,416
MKS Instruments, Inc.	519	41,598
Texas Instruments, Inc.	17,973	1,928,323
Xilinx, Inc.	2,526	202,509
Total Semiconductors & Semiconductor Equipment		4,551,981
Software & Services—14.8%
Accenture PLC, Class A	13,825	2,353,015
Adobe Systems, Inc.[2]	5,621	1,517,389
Amdocs Ltd.	3,155	208,167
ANSYS, Inc.[2]	1,396	260,605
Aspen Technology, Inc.[2]	823	93,748
Automatic Data Processing, Inc.	10,375	1,563,097
Broadridge Financial Solutions, Inc.	2,488	328,292
Cognizant Technology Solutions Corp., Class A	6,953	536,424
Fiserv, Inc.[2]	4,372	360,165
Intuit, Inc.	4,728	1,075,147
Jack Henry & Associates, Inc.	2,158	345,453
Mastercard, Inc., Class A	21,949	4,886,067
Paychex, Inc.	8,271	609,159
Red Hat, Inc.[1,2]	1,574	214,505
Synopsys, Inc.[2]	2,548	251,258
Total System Services, Inc.	1,371	135,373
Tyler Technologies, Inc.[2]	260	63,716
VeriSign, Inc.[2]	821	131,458
Visa, Inc., Class A	37,092	5,567,138
Total Software & Services		20,500,176
Technology Hardware & Equipment—5.8%
Amphenol Corp., Class A	3,766	354,079
Apple, Inc.	31,624	7,138,802

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 1000® Dynamic Multifactor ETF

	Shares	Value
Technology Hardware & Equipment (Continued)
Dolby Laboratories, Inc., Class A	780	$54,577
F5 Networks, Inc.[2]	527	105,094
FLIR Systems, Inc.	1,615	99,274
Littelfuse, Inc.	229	45,317
Motorola Solutions, Inc.	1,025	133,393
National Instruments Corp.	1,305	63,071
Total Technology Hardware & Equipment		7,993,607
Transportation—1.6%
C.H. Robinson Worldwide, Inc.	960	94,003
Expeditors International of Washington, Inc.	3,884	285,591
FedEx Corp.	2,537	610,884
JB Hunt Transport Services, Inc.	1,321	157,120
Landstar System, Inc.	525	64,050
Old Dominion Freight Line, Inc.	715	115,301
Union Pacific Corp.	5,672	923,572
Total Transportation		2,250,521
Utilities—1.6%
Alliant Energy Corp.	1,481	63,046
Ameren Corp.	1,884	119,107
American Water Works Co., Inc.	1,276	112,250
Aqua America, Inc.[1]	1,203	44,391
Consolidated Edison, Inc.	4,492	342,245
DTE Energy Co.	1,503	164,022
Edison International	2,547	172,381
Evergy, Inc.	2,072	113,794
PG&E Corp.[2]	3,289	151,327
Pinnacle West Capital Corp.	782	61,919
Sempra Energy	1,869	212,599
Southern Co. (The)	6,458	281,569
UGI Corp.	1,315	72,956
Vectren Corp.	559	39,963
WEC Energy Group, Inc.	2,061	137,592
Xcel Energy, Inc.	3,634	171,561
Total Utilities		2,260,722
Total Common Stocks
(Cost $129,488,476)		138,483,247

Money Market Fund—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $165,827)	165,827	165,827

Investment of Cash Collateral for Securities Loaned—0.1%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[3]
(Cost $81,335)	81,335	81,335
Total Investments—100.0%
(Cost $129,735,638)		138,730,409
Other Assets in Excess of Liabilities—0.0%[4]		9,417
Net Assets—100.0%		$138,739,826

PLC	-	Public Limited Company

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,059,099; total value of the collateral held by the Fund was $2,100,867. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,019,532.
2.	Non-income producing security.
3.	Rate shown represents annualized 7-day yield as of September 30, 2018.
4.	Less than 0.05%

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—0.9%
Dorman Products, Inc.[1,2]	516	$39,691
LCI Industries[1]	578	47,858
Standard Motor Products, Inc.	576	28,351
Total Automobiles & Components		115,900
Banks—14.3%
1st Source Corp.	127	6,683
Access National Corp.[1]	108	2,928
Allegiance Bancshares, Inc.[2]	64	2,669
American National Bankshares, Inc.	77	3,003
Ameris Bancorp	293	13,390
Arrow Financial Corp.	107	3,959
Atlantic Capital Bancshares, Inc.[2]	198	3,316
BancFirst Corp.	150	8,992
BancorpSouth Bank[1]	697	22,792
Bank of Marin Bancorp	54	4,531
Banner Corp.	260	16,164
Bar Harbor Bankshares	115	3,303
Beneficial Bancorp, Inc.	541	9,143
Berkshire Hills Bancorp, Inc.[1]	330	13,431
Blue Hills Bancorp, Inc.	213	5,133
Boston Private Financial Holdings, Inc.	563	7,685
Bridge Bancorp, Inc.	116	3,851
Brookline Bancorp, Inc.	639	10,671
Bryn Mawr Bank Corp.	170	7,973
Cadence BanCorp[1]	377	9,847
Camden National Corp.	122	5,300
Capitol Federal Financial, Inc.[1]	1,194	15,212
Carolina Financial Corp.	103	3,885
Cathay General Bancorp	599	24,823
CenterState Bank Corp.	804	22,552
Central Pacific Financial Corp.	213	5,630
Chemical Financial Corp.	554	29,584
Citizens & Northern Corp.	126	3,295
City Holding Co.	150	11,520
CNB Financial Corp.	110	3,175
CoBiz Financial, Inc.	255	5,646
Columbia Banking System, Inc.	535	20,742
Community Bank System, Inc.[1]	435	26,565
Community Trust Bancorp, Inc.	133	6,165
ConnectOne Bancorp, Inc.	230	5,462
Customers Bancorp, Inc.[1,2]	193	4,541
CVB Financial Corp.	817	18,235
Dime Community Bancshares, Inc.	263	4,695
Eagle Bancorp, Inc.[2]	258	13,055
Enterprise Financial Services Corp.	201	10,663
Equity Bancshares, Inc., Class A2	100	3,926
Essent Group Ltd.[2]	1,463	64,738
Farmers National Banc Corp.	254	3,886
FCB Financial Holdings, Inc., Class A2	317	15,026
Fidelity Southern Corp.	137	3,395
Financial Institutions, Inc.	117	3,674
First Bancorp	222	8,993
First Bancshares, Inc. (The)	95	3,710
First Busey Corp.	356	11,054
First Commonwealth Financial Corp.	624	10,071
First Community Bancshares, Inc.	123	4,167
First Connecticut Bancorp, Inc.	110	3,250

	Shares	Value
Banks (Continued)
First Defiance Financial Corp.	166	$4,998
First Financial Bancorp	734	21,800
First Financial Bankshares, Inc.	515	30,436
First Financial Corp.	101	5,070
First Foundation, Inc.[2]	264	4,124
First Interstate BancSystem, Inc., Class A	268	12,006
First Merchants Corp.	419	18,851
First Midwest Bancorp, Inc.	819	21,777
First of Long Island Corp. (The)	184	4,002
Flagstar Bancorp, Inc.[2]	221	6,955
Flushing Financial Corp.	194	4,734
Fulton Financial Corp.	1,383	23,027
German American Bancorp, Inc.	160	5,645
Glacier Bancorp, Inc.	701	30,206
Great Southern Bancorp, Inc.	85	4,705
Great Western Bancorp, Inc.	418	17,635
Guaranty Bancorp	206	6,118
Hancock Whitney Corp.	570	27,103
Hanmi Financial Corp.	223	5,553
Heartland Financial USA, Inc.[1]	231	13,410
Heritage Commerce Corp.	322	4,804
Heritage Financial Corp.[1]	279	9,807
Hilltop Holdings, Inc.	446	8,996
Home Bancorp, Inc.	65	2,826
Home BancShares, Inc.[1]	1,128	24,703
HomeStreet, Inc.[2]	171	4,531
HomeTrust Bancshares, Inc.[2]	140	4,081
Hope Bancorp, Inc.[1]	976	15,782
Horizon Bancorp	266	5,253
IBERIABANK Corp.	409	33,272
Independent Bank Corp.	218	18,007
Independent Bank Corp.	160	3,784
Independent Bank Group, Inc.[1]	128	8,486
International Bancshares Corp.	392	17,640
Investors Bancorp, Inc.	2,209	27,104
Kearny Financial Corp.	736	10,194
Lakeland Bancorp, Inc.	347	6,263
Lakeland Financial Corp.[1]	207	9,621
LegacyTexas Financial Group, Inc.	305	12,993
Live Oak Bancshares, Inc.	212	5,682
Macatawa Bank Corp.	219	2,564
MB Financial, Inc.	615	28,358
Mercantile Bank Corp.	109	3,637
Meridian Bancorp, Inc.	410	6,970
Meta Financial Group, Inc.	49	4,050
MGIC Investment Corp.[2]	4,286	57,047
Midland States Bancorp, Inc.	167	5,361
MidWestOne Financial Group, Inc.	82	2,731
National Bank Holdings Corp., Class A	225	8,471
National Bankshares, Inc.	59	2,682
National Commerce Corp.[2]	114	4,708
NBT Bancorp, Inc.[1]	374	14,354
Nicolet Bankshares, Inc.[2]	66	3,598
NMI Holdings, Inc., Class A2	409	9,264
Northfield Bancorp, Inc.	386	6,145
Northwest Bancshares, Inc.[1]	854	14,791
OceanFirst Financial Corp.	382	10,398

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Banks (Continued)
Old Line Bancshares, Inc.	125	$3,955
Old National Bancorp	1,124	21,693
Old Second Bancorp, Inc.	182	2,812
Oritani Financial Corp.[1]	389	6,049
Pacific Premier Bancorp, Inc.[2]	333	12,388
Park National Corp.[1]	113	11,928
PCSB Financial Corp.	162	3,295
Peapack Gladstone Financial Corp.	126	3,892
PennyMac Financial Services, Inc., Class A	133	2,780
Peoples Bancorp, Inc.	140	4,904
Peoples Financial Services Corp.	56	2,374
People's Utah Bancorp[1]	120	4,074
PHH Corp.[2]	438	4,814
Preferred Bank	100	5,850
Provident Financial Services, Inc.	518	12,717
QCR Holdings, Inc.	110	4,494
Radian Group, Inc.	1,825	37,723
Renasant Corp.	395	16,278
Republic Bancorp, Inc., Class A	75	3,458
S&T Bancorp, Inc.[1]	264	11,447
Sandy Spring Bancorp, Inc.	282	11,085
Seacoast Banking Corp. of Florida[2]	361	10,541
ServisFirst Bancshares, Inc.	358	14,016
Sierra Bancorp	100	2,890
Simmons First National Corp., Class A	667	19,643
South State Corp.	291	23,862
Southern First Bancshares, Inc.[2]	54	2,122
Southern National Bancorp of Virginia, Inc.	161	2,608
Southside Bancshares, Inc.[1]	222	7,726
State Bank Financial Corp.	306	9,235
Stock Yards Bancorp, Inc.	175	6,353
Tompkins Financial Corp.	116	9,418
TowneBank	531	16,381
TriCo Bancshares	164	6,334
TriState Capital Holdings, Inc.[1,2]	142	3,919
Triumph Bancorp, Inc.[1,2]	142	5,424
TrustCo Bank Corp. NY	729	6,197
Trustmark Corp.[1]	549	18,474
UMB Financial Corp.[1]	334	23,681
Union Bankshares Corp.	525	20,228
United Bankshares, Inc.[1]	831	30,207
United Community Banks, Inc.	555	15,479
United Community Financial Corp.	330	3,191
United Financial Bancorp, Inc.	411	6,917
Univest Corp. of Pennsylvania	241	6,374
Valley National Bancorp[1]	2,688	30,240
Veritex Holdings, Inc.[1,2]	157	4,437
Walker & Dunlop, Inc.	231	12,215
Washington Federal, Inc.	708	22,656
Washington Trust Bancorp, Inc.	121	6,691
Waterstone Financial, Inc.	281	4,819
WesBanco, Inc.	363	16,183
West Bancorporation, Inc.	113	2,656
Westamerica Bancorporation[1]	213	12,814
Western New England Bancorp, Inc.	234	2,527
WSFS Financial Corp.	232	10,939
Total Banks		1,808,619

	Shares	Value
Capital Goods—9.0%
AAON, Inc.[1]	700	$26,460
Aegion Corp.[2]	383	9,721
Alamo Group, Inc.	150	13,741
Altra Industrial Motion Corp.	351	14,496
Applied Industrial Technologies, Inc.	690	53,992
Argan, Inc.	372	15,996
Astec Industries, Inc.	413	20,819
Barnes Group, Inc.	823	58,458
CSW Industrials, Inc.[2]	591	31,737
Douglas Dynamics, Inc.	297	13,038
EMCOR Group, Inc.	1,545	116,045
Encore Wire Corp.	428	21,443
EnerSys	572	49,838
Foundation Building Materials, Inc.[2]	337	4,202
Gencor Industries, Inc.[2]	281	3,386
Gorman-Rupp Co. (The)	338	12,337
Graham Corp.	151	4,254
Granite Construction, Inc.	867	39,622
Hillenbrand, Inc.	1,187	62,080
Hurco Cos., Inc.	118	5,322
Insteel Industries, Inc.	217	7,786
KBR, Inc.	1,691	35,731
Lindsay Corp.[1]	140	14,034
Lydall, Inc.[2]	319	13,749
Miller Industries, Inc.	185	4,976
Mueller Industries, Inc.	1,801	52,193
National Presto Industries, Inc.[1]	127	16,466
Omega Flex, Inc.	46	3,273
Primoris Services Corp.	788	19,558
Raven Industries, Inc.	756	34,587
RBC Bearings, Inc.[2]	505	75,932
Simpson Manufacturing Co., Inc.	1,290	93,473
Sun Hydraulics Corp.	610	33,416
Universal Forest Products, Inc.	1,454	51,370
Watts Water Technologies, Inc., Class A	402	33,366
Woodward, Inc.	882	71,319
Total Capital Goods		1,138,216
Commercial & Professional Services—5.7%
Brady Corp., Class A	1,014	44,362
CBIZ, Inc.[2]	779	18,462
CRA International, Inc.	164	8,236
Deluxe Corp.[1]	1,002	57,054
Ennis, Inc.	730	14,928
Essendant, Inc.	546	7,000
Exponent, Inc.	1,686	90,370
Forrester Research, Inc.	189	8,675
Heidrick & Struggles International, Inc.	303	10,257
Herman Miller, Inc.	1,124	43,162
ICF International, Inc.	303	22,861
Insperity, Inc.	627	73,955
Interface, Inc.	776	18,120
Kimball International, Inc., Class B	450	7,537
Korn/Ferry International	944	46,483
McGrath RentCorp.	405	22,060
Navigant Consulting, Inc.	927	21,377
Resources Connection, Inc.	846	14,044
SP Plus Corp.[2]	279	10,183
Steelcase, Inc., Class A	1,061	19,628

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Commercial & Professional Services (Continued)
Tetra Tech, Inc.	884	$60,377
UniFirst Corp.	437	75,885
Viad Corp.	350	20,738
Total Commercial & Professional Services		715,754
Consumer Durables & Apparel—3.6%
Bassett Furniture Industries, Inc.	126	2,677
Callaway Golf Co.[1]	1,133	27,520
Cavco Industries, Inc.[2]	170	43,010
Deckers Outdoor Corp.[2]	802	95,101
Ethan Allen Interiors, Inc.	437	9,068
Helen of Troy Ltd.[2]	629	82,336
KB Home	1,270	30,366
Oxford Industries, Inc.[1]	269	24,264
Steven Madden Ltd.[1]	1,584	83,794
Sturm Ruger & Co., Inc.	308	21,267
Tupperware Brands Corp.	1,131	37,832
Total Consumer Durables & Apparel		457,235
Consumer Services—5.9%
BJ's Restaurants, Inc.[1]	385	27,797
Bloomin' Brands, Inc.	1,256	24,856
Brinker International, Inc.	1,039	48,552
Cheesecake Factory, Inc. (The)[1]	1,100	58,894
Cracker Barrel Old Country Store, Inc.[1]	553	81,363
Dave & Buster's Entertainment, Inc.	564	37,348
Del Frisco's Restaurant Group, Inc.[2]	540	4,482
Denny's Corp.[2]	1,121	16,501
Drive Shack, Inc.[1,2]	841	5,012
Habit Restaurants, Inc., Class A1,2	338	5,391
International Speedway Corp., Class A	515	22,557
Jack in the Box, Inc.	676	56,669
Lindblad Expeditions Holdings, Inc.[2]	320	4,758
Monarch Casino & Resort, Inc.[2]	188	8,545
Papa John's International, Inc.[1]	435	22,307
Planet Fitness, Inc., Class A2	1,924	103,954
Potbelly Corp.[1,2]	381	4,686
Ruth's Hospitality Group, Inc.	623	19,656
Sonic Corp.	484	20,977
Sotheby's1,2	709	34,876
Texas Roadhouse, Inc.[1]	1,904	131,928
Total Consumer Services		741,109
Diversified Financials—4.3%
AG Mortgage Investment Trust, Inc.	331	6,018
Anworth Mortgage Asset Corp.	842	3,899
Apollo Commercial Real Estate Finance, Inc.	1,951	36,815
Arbor Realty Trust, Inc.[1]	534	6,130
Ares Commercial Real Estate Corp.	276	3,856
ARMOUR Residential REIT, Inc.[1]	401	9,002
Artisan Partners Asset Management, Inc., Class A1	718	23,263
Banco Latinoamericano de Comercio Exterior SA, Class E	237	4,958
Blackstone Mortgage Trust, Inc., Class A	1,208	40,480
BrightSphere Investment Group PLC	1,236	15,326
Cannae Holdings, Inc.[2]	942	19,735
Capstead Mortgage Corp.	771	6,099
Cherry Hill Mortgage Investment Corp.	162	2,932
Cohen & Steers, Inc.	377	15,310
Colony Credit Real Estate, Inc.	481	10,577
Diamond Hill Investment Group, Inc.	62	10,254

	Shares	Value
Diversified Financials (Continued)
Dynex Capital, Inc.	466	$2,973
Federated Investors, Inc., Class B1	1,730	41,728
FGL Holdings[2]	1,416	12,673
FirstCash, Inc.	557	45,674
Green Dot Corp., Class A2	272	24,159
Hamilton Lane, Inc., Class A	105	4,649
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	409	8,781
Houlihan Lokey, Inc.	499	22,420
INTL. FCStone, Inc.[2]	82	3,962
Invesco Mortgage Capital, Inc.	1,095	17,323
KKR Real Estate Finance Trust, Inc.	179	3,610
Ladder Capital Corp.	672	11,384
Moelis & Co., Class A	598	32,770
Nelnet, Inc., Class A1	106	6,060
New York Mortgage Trust, Inc.	797	4,846
PennyMac Mortgage Investment Trust	537	10,869
Redwood Trust, Inc.	657	10,670
Stifel Financial Corp.	429	21,991
Sutherland Asset Management Corp.[2]	165	2,747
Virtus Investment Partners, Inc.[1]	44	5,005
Waddell & Reed Financial, Inc., Class A	854	18,088
Western Asset Mortgage Capital Corp.	379	3,798
Westwood Holdings Group, Inc.	134	6,933
Total Diversified Financials		537,767
Energy—1.3%
Dril-Quip, Inc.[1,2]	761	39,762
Evolution Petroleum Corp.	367	4,055
FTS International, Inc.[1,2]	319	3,761
Liberty Oilfield Services, Inc., Class A1	236	5,091
Midstates Petroleum Co., Inc.[2]	211	1,880
Natural Gas Services Group, Inc.[2]	152	3,207
Oil States International, Inc.[1,2]	862	28,619
Par Pacific Holdings, Inc.[2]	496	10,118
SEACOR Holdings, Inc.[2]	292	14,428
World Fuel Services Corp.	1,740	48,163
Total Energy		159,084
Food & Staples Retailing—0.7%
PriceSmart, Inc.[1]	422	34,161
United Natural Foods, Inc.[1,2]	1,184	35,461
Village Super Market, Inc., Class A	138	3,753
Weis Markets, Inc.[1]	304	13,194
Total Food & Staples Retailing		86,569
Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The), Class A1,2	198	56,925
Calavo Growers, Inc.[1]	254	24,536
Fresh Del Monte Produce, Inc.	431	14,607
J&J Snack Foods Corp.	384	57,942
Lancaster Colony Corp.	364	54,312
National Beverage Corp.[2]	239	27,872
Sanderson Farms, Inc.	451	46,620
Tootsie Roll Industries, Inc.[1]	432	12,636
Vector Group Ltd.	1,534	21,139
Total Food, Beverage & Tobacco		316,589
Health Care Equipment & Services—6.6%
AngioDynamics, Inc.[2]	712	15,479
Anika Therapeutics, Inc.[2]	223	9,406
Atrion Corp.	50	34,740
CorVel Corp.[2]	277	16,689

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Health Care Equipment & Services (Continued)
Cutera, Inc.[2]	290	$9,440
Globus Medical, Inc., Class A2	1,667	94,619
Haemonetics Corp.[2]	1,645	188,484
HealthEquity, Inc.[1,2]	402	37,953
HealthStream, Inc.	536	16,621
LivaNova PLC[2]	844	104,631
Meridian Bioscience, Inc.	1,351	20,130
National HealthCare Corp.	441	33,238
National Research Corp.	205	7,913
Neogen Corp.[1,2]	1,350	96,566
NextGen Healthcare, Inc.[2]	415	8,333
Orthofix Medical, Inc.[2]	520	30,061
Patterson Cos., Inc.	1,549	37,873
Providence Service Corp. (The)[2]	164	11,034
Surmodics, Inc.[2]	257	19,185
US Physical Therapy, Inc.[1]	287	34,038
Utah Medical Products, Inc.	121	11,398
Total Health Care Equipment & Services		837,831
Household & Personal Products—0.7%
Inter Parfums, Inc.	210	13,535
Medifast, Inc.	194	42,981
Oil-Dri Corp. of America	65	2,506
WD-40 Co.[1]	161	27,708
Total Household & Personal Products		86,730
Insurance—3.2%
AMERISAFE, Inc.	205	12,700
Argo Group International Holdings Ltd.	246	15,510
CNO Financial Group, Inc.	1,274	27,034
Employers Holdings, Inc.	253	11,461
Enstar Group Ltd.[1,2]	140	29,190
FBL Financial Group, Inc., Class A	79	5,945
Horace Mann Educators Corp.	325	14,593
Investors Title Co.	18	3,022
James River Group Holdings Ltd.	205	8,737
Kemper Corp.	407	32,743
Kinsale Capital Group, Inc.	180	11,495
National General Holdings Corp.	488	13,098
National Western Life Group, Inc., Class A	17	5,426
Navigators Group, Inc. (The)	178	12,300
Primerica, Inc.	378	45,568
ProAssurance Corp.	612	28,733
RLI Corp.[1]	418	32,847
Safety Insurance Group, Inc.	185	16,576
Selective Insurance Group, Inc.	608	38,608
State Auto Financial Corp.[1]	116	3,543
Stewart Information Services Corp.	226	10,172
Third Point Reinsurance Ltd.[2]	1,174	15,262
United Fire Group, Inc.	138	7,006
Total Insurance		401,569
Materials—4.4%
Balchem Corp.	470	52,682
Chase Corp.	157	18,864
Compass Minerals International, Inc.[1]	505	33,936
FutureFuel Corp.	703	13,034
Greif, Inc., Class A	303	16,259
Hawkins, Inc.	164	6,798
Haynes International, Inc.	180	6,390
Innospec, Inc.	515	39,526
Kaiser Aluminum Corp.	361	39,371

	Shares	Value
Materials (Continued)
Louisiana-Pacific Corp.	3,129	$82,887
Materion Corp.	376	22,748
Quaker Chemical Corp.	360	72,796
Schnitzer Steel Industries, Inc., Class A1	385	10,414
Sensient Technologies Corp.[1]	659	50,420
Stepan Co.	384	33,412
UFP Technologies, Inc.[2]	131	4,814
United States Lime & Minerals, Inc.	50	3,948
Warrior Met Coal, Inc.[1]	687	18,576
Worthington Industries, Inc.[1]	526	22,807
Total Materials		549,682
Media & Entertainment—2.0%
Cars.com, Inc.[1,2]	1,166	32,193
Entravision Communications Corp., Class A	968	4,743
IMAX Corp.[2]	1,060	27,348
Loral Space & Communications, Inc.[2]	349	15,845
Marcus Corp. (The)	245	10,302
MSG Networks, Inc., Class A1,2	939	24,226
New York Times Co., (The), Class A	2,094	48,476
Scholastic Corp.	712	33,244
TEGNA, Inc.	3,276	39,181
XO Group, Inc.[2]	561	19,343
Total Media & Entertainment		254,901
Pharmaceuticals, Biotechnology & Life Sciences—0.4%
BioSpecifics Technologies Corp.[2]	93	5,439
Evolus, Inc.[2]	71	1,322
Homology Medicines, Inc.[1,2]	154	3,520
Luminex Corp.	1,202	36,433
PDL BioPharma, Inc.[2]	2,509	6,599
Total Pharmaceuticals, Biotechnology & Life Sciences		53,313
Real Estate—11.5%
Acadia Realty Trust	739	20,714
Agree Realty Corp.	402	21,354
Alexander & Baldwin, Inc.[1]	1,129	25,617
Alexander's, Inc.	30	10,299
American Assets Trust, Inc.	350	13,051
Armada Hoffler Properties, Inc.	414	6,256
Braemar Hotels & Resorts, Inc.	248	2,919
CareTrust REIT, Inc.	477	8,448
CBL & Associates Properties, Inc.	944	3,767
Cedar Realty Trust, Inc.	626	2,917
Chatham Lodging Trust	412	8,607
Chesapeake Lodging Trust	678	21,743
City Office REIT, Inc.	243	3,067
Community Healthcare Trust, Inc.[1]	136	4,213
CoreCivic, Inc.	854	20,778
CorEnergy Infrastructure Trust, Inc.	86	3,232
Cousins Properties, Inc.	5,786	51,438
DiamondRock Hospitality Co.	1,947	22,721
Easterly Government Properties, Inc.	365	7,070
EastGroup Properties, Inc.	462	44,176
First Industrial Realty Trust, Inc.	1,958	61,481
Forestar Group, Inc.[2]	114	2,417
Four Corners Property Trust, Inc.	866	22,248
Franklin Street Properties Corp.	735	5,873
GEO Group, Inc. (The)	959	24,128
Getty Realty Corp.	446	12,738
Gladstone Commercial Corp.	213	4,079

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Real Estate (Continued)
Global Net Lease, Inc.[1]	437	$9,111
Government Properties Income Trust[1]	653	7,372
Gramercy Property Trust	1,330	36,495
Healthcare Realty Trust, Inc.	1,031	30,167
Hersha Hospitality Trust	422	9,567
HFF, Inc., Class A	499	21,198
Independence Realty Trust, Inc.	812	8,550
InfraREIT, Inc.	229	4,843
Investors Real Estate Trust	648	3,875
iStar, Inc.[1]	592	6,613
Kennedy-Wilson Holdings, Inc.	824	17,716
Kite Realty Group Trust	572	9,524
LaSalle Hotel Properties	1,274	44,068
Lexington Realty Trust	2,285	18,966
LTC Properties, Inc.	594	26,201
Mack-Cali Realty Corp.	580	12,331
Marcus & Millichap, Inc.[2]	184	6,387
MedEquities Realty Trust, Inc.	358	3,480
Monmouth Real Estate Investment Corp.	882	14,747
National Health Investors, Inc.	620	46,866
National Storage Affiliates Trust	310	7,886
New Senior Investment Group, Inc.	388	2,289
NexPoint Residential Trust, Inc.	176	5,843
One Liberty Properties, Inc.	168	4,667
Pebblebrook Hotel Trust	698	25,386
Physicians Realty Trust	1,499	25,273
Piedmont Office Realty Trust, Inc., Class A	1,568	29,682
PotlatchDeltic, Corp.	1,040	42,588
Preferred Apartment Communities, Inc., Class A	302	5,309
PS Business Parks, Inc.	344	43,719
QTS Realty Trust, Inc., Class A	282	12,033
Ramco-Gershenson Properties Trust	903	12,281
RE/MAX Holdings, Inc., Class A	269	11,930
Retail Opportunity Investments Corp.	1,011	18,875
Rexford Industrial Realty, Inc.	870	27,805
RLJ Lodging Trust	1,563	34,433
RMR Group, Inc. (The), Class A1	93	8,630
Ryman Hospitality Properties, Inc.	699	60,233
Sabra Health Care REIT, Inc.[1]	1,490	34,449
Saul Centers, Inc.	139	7,784
Select Income REIT	552	12,111
St Joe Co. (The)[2]	345	5,796
STAG Industrial, Inc.	790	21,725
Summit Hotel Properties, Inc.[1]	1,279	17,305
Sunstone Hotel Investors, Inc.	2,617	42,814
Tanger Factory Outlet Centers, Inc.[1]	948	21,690
Tejon Ranch Co.[2]	106	2,301
Terreno Realty Corp.	669	25,221
UMH Properties, Inc.	281	4,395
Universal Health Realty Income Trust	204	15,180
Urban Edge Properties	1,121	24,752
Urstadt Biddle Properties, Inc., Class A	424	9,027
Washington Prime Group, Inc.[1]	1,433	10,461
Washington Real Estate Investment Trust	673	20,627
Whitestone REIT	278	3,859
Xenia Hotels & Resorts, Inc.	1,087	25,762
Total Real Estate		1,457,549

	Shares	Value
Retailing—5.8%
American Eagle Outfitters, Inc.	2,634	$65,402
Bed Bath & Beyond, Inc.[1]	1,599	23,985
Big Lots, Inc.	633	26,453
Buckle, Inc. (The)	593	13,669
Caleres, Inc.[1]	831	29,800
Cato Corp., (The), Class A	450	9,459
Chico’s FAS, Inc.[1]	1,570	13,612
Children's Place, Inc. (The)	383	48,947
Citi Trends, Inc.	205	5,898
DSW, Inc., Class A	1,455	49,295
GameStop Corp., Class A1	1,529	23,348
Genesco, Inc.[1,2]	422	19,876
Haverty Furniture Cos., Inc.	250	5,525
Hibbett Sports, Inc.[1,2]	280	5,264
Liberty Expedia Holdings, Inc., Class A2	1,293	60,823
Monro, Inc.[1]	442	30,763
Murphy USA, Inc.[2]	482	41,192
Ollie's Bargain Outlet Holdings, Inc.[1,2]	1,095	105,229
PetMed Express, Inc.[1]	357	11,785
Sally Beauty Holdings, Inc.[1,2]	1,572	28,909
Shoe Carnival, Inc.	135	5,198
Signet Jewelers Ltd.[1]	966	63,688
Sleep Number Corp.[1,2]	586	21,553
Weyco Group, Inc.	156	5,488
Winmark Corp.	115	19,090
Total Retailing		734,251
Semiconductors & Semiconductor Equipment—1.8%
Advanced Energy Industries, Inc.[2]	618	31,920
Brooks Automation, Inc.[1]	826	28,935
Cabot Microelectronics Corp.	440	45,395
Cohu, Inc.	303	7,605
Diodes, Inc.[2]	348	11,585
Entegris, Inc.	1,342	38,851
Nanometrics, Inc.[2]	204	7,654
NVE Corp.	127	13,447
Photronics, Inc.[2]	574	5,654
Power Integrations, Inc.	292	18,454
Rudolph Technologies, Inc.[2]	318	7,775
Xcerra Corp.[2]	445	6,350
Total Semiconductors & Semiconductor Equipment		223,625
Software & Services—3.5%
American Software, Inc., Class A	401	4,864
Appfolio, Inc., Class A2	143	11,211
CACI International, Inc., Class A2	246	45,301
Cision Ltd.[2]	437	7,342
CommVault Systems, Inc.[2]	339	23,730
Convergys Corp.	1,866	44,299
EVERTEC, Inc.	779	18,774
ExlService Holdings, Inc.[2]	518	34,292
j2 Global, Inc.[1]	377	31,234
ManTech International Corp., Class A	600	37,980
MAXIMUS, Inc.	1,717	111,708
MicroStrategy, Inc., Class A2	84	11,812
NIC, Inc.	566	8,377
Perficient, Inc.[2]	275	7,329
Progress Software Corp.	546	19,268
QAD, Inc., Class A	92	5,212

Schedule of Investments September 30, 2018 Unaudited

Oppenheimer Russell 2000® Dynamic Multifactor ETF

	Shares	Value
Software & Services (Continued)
Sykes Enterprises, Inc.[2]	686	$20,916
Total Software & Services		443,649
Technology Hardware & Equipment—2.8%
AVX Corp.	1,439	25,974
Badger Meter, Inc.[1]	620	32,829
Benchmark Electronics, Inc.	1,155	27,027
CTS Corp.	573	19,654
Daktronics, Inc.	547	4,288
ePlus, Inc.[2]	176	16,315
Fabrinet[2]	526	24,333
InterDigital, Inc.	358	28,640
Kimball Electronics, Inc.[2]	484	9,511
MTS Systems Corp.	246	13,468
NETGEAR, Inc.[1,2]	428	26,900
Park Electrochemical Corp.	481	9,375
PC Connection, Inc.	133	5,172
Rogers Corp.[1,2]	284	41,839
Vishay Intertechnology, Inc.	3,110	63,289
Vishay Precision Group, Inc.[2]	151	5,647
Total Technology Hardware & Equipment		354,261
Telecommunication Services—0.3%
ATN International, Inc.	241	17,805
Boingo Wireless, Inc.[2]	333	11,622
Spok Holdings, Inc.	396	6,098
Total Telecommunication Services		35,525
Transportation—1.2%
Daseke, Inc.[1,2]	1,246	9,993
Forward Air Corp.	929	66,609
Heartland Express, Inc.[1]	705	13,910
Marten Transport Ltd.	677	14,251
Werner Enterprises, Inc.	1,169	41,324
Total Transportation		146,087
Utilities—7.3%
ALLETE, Inc.	801	60,083
American States Water Co.[1]	622	38,029
Artesian Resources Corp., Class A	127	4,671
Avista Corp.	885	44,746
Black Hills Corp.[1]	791	45,949
California Water Service Group	716	30,716
Chesapeake Utilities Corp.	233	19,549
Clearway Energy, Inc., Class A	172	3,275
Consolidated Water Co. Ltd.	260	3,601
El Paso Electric Co.	732	41,870
IDACORP, Inc.	872	86,529
MGE Energy, Inc.	594	37,927
Middlesex Water Co.	194	9,393
New Jersey Resources Corp.[1]	1,471	67,813
Northwest Natural Gas Co.	514	34,387
NorthWestern Corp.	866	50,800
ONE Gas, Inc.	715	58,830
Ormat Technologies, Inc.[1]	555	30,031
Otter Tail Corp.	563	26,968
PNM Resources, Inc.	1,134	44,736
Portland General Electric Co.	1,475	67,275
RGC Resources, Inc.	88	2,350
SJW Group	230	14,065
South Jersey Industries, Inc.	1,252	44,158
Spire, Inc.	635	46,704

	Shares	Value
Utilities (Continued)
Unitil Corp.	212	$10,791
Total Utilities		925,246
Total Common Stocks
(Cost $11,777,139)		12,581,061

Money Market Fund—0.0%[3]
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[4]
(Cost $841)	841	841

Investment of Cash Collateral for Securities Loaned—1.5%
Dreyfus Government Cash Management Money Market Fund-Institutional Shares, 1.95%[4]
(Cost $183,646)	183,646	183,646
Total Investments—101.2%
(Cost $11,961,626)		12,765,548
Liabilities in Excess of Other Assets—(1.2)%		(152,425)
Net Assets—100.0%		$12,613,123

Schedule of Investments September 30, 2018 Unaudited Continued

Oppenheimer Russell 2000® Dynamic Multifactor ETF

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

1.	All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,623,880; total value of the collateral held by the Fund was $2,677,996. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,494,350.
2.	Non-income producing security.
3.	Less than 0.05%
4.	Rate shown represents annualized 7-day yield as of September 30, 2018.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

Oppenheimer ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of twenty funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codifcation (“ACS”) Topic 946 Financial Services Investment Companies. Oppenheimer S&P 500 Revenue ETF (formerly “Oppenheimer Large Cap Revenue ETF”), Oppenheimer S&P MidCap 400 Revenue ETF (formerly “Oppenheimer Mid Cap Revenue ETF”), Oppenheimer S&P SmallCap 600 Revenue ETF (formerly “Oppenheimer Small Cap Revenue ETF”), Oppenheimer Emerging Markets Ultra Dividend ETF, Oppenheimer International Ultra Dividend ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, Oppenheimer Global ESG Revenue ETF, Oppenheimer Russell 1000 Momentum Factor ETF, Oppenheimer Russell 1000 Value Factor ETF, Oppenheimer Russell 1000 Low Volatility Factor ETF, Oppenheimer Russell 1000 Size Factor ETF, Oppenheimer Russell 1000 Quality Factor ETF, Oppenheimer Russell 1000 Yield Factor ETF, Oppenheimer Russell 1000 Dynamic Multifactor ETF and Oppenheimer Russell 2000 Dynamic Multifactor ETF are diversifed funds under the Act. Oppenheimer S&P Financials Revenue ETF (formerly “Oppenheimer Financials Sector Revenue ETF”) and Oppenheimer S&P Ultra Dividend Revenue ETF (formerly “Oppenheimer Ultra Dividend Revenue ETF”), are not diversifed. Each Fund’s investment objective is to provide investment results that correspond generally, before fees and expenses, to the performance of the Fund’s corresponding underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”). The Trust’s investment adviser is OFI Advisors, LLC (“OFI” or the “Adviser”).

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Fund calculates the net asset value of its shares as of 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the offcial closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the last sales price, or if no sale occurred, at the mean between the quoted bid and ask. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

The authoritative guidance for fair value measurements and disclosures, ASC Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilize various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2018 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)				(Level 3)
Fund	Common Stocks	Preferred Stocks	Money Market Funds	Common Stocks	Preferred Stocks	Rights	Warrants	Common Stocks	Preferred Stocks	Rights	Total
Oppenheimer S&P 500 Revenue ETF	$1,005,684,918	$–	$2,197,774	$–	$–	$–	$–	$–	$–	$–	$1,007,882,692
Oppenheimer S&P MidCap 400 Revenue ETF	382,759,185	–	6,475,301	–	–	–	–	–	–	–	389,234,486
Oppenheimer S&P SmallCap 600 Revenue ETF	529,714,024	–	32,954,602	–	–	–	–	–	–	0	562,668,626
Oppenheimer S&P Financials Revenue ETF	57,231,042	–	75,447	–	–	–	–	–	–	–	57,306,489
Oppenheimer S&P Ultra Dividend Revenue ETF	927,148,530	–	1,240,697	–	–	–	–	–	–	–	928,389,227
Oppenheimer Emerging Markets Ultra Dividend ETF	2,256,154	104,989	–	–	–	–	–	–	–	–	2,361,143
Oppenheimer International Ultra Dividend ETF	2,469,602	–	7,463	–	–	–	–	–	–	–	2,477,065
Oppenheimer Emerging Markets Revenue ETF	12,325,450	312,778	48,991	30,635	–	–	21	546	–	–	12,718,421
Oppenheimer International Revenue ETF	13,132,169	127,678	148,701	–	–	–	–	–	281	–	13,408,829
Oppenheimer Global Revenue ETF	13,479,832	126,522	107,668	–	–	–	–	–	134	–	13,714,156
Oppenheimer ESG Revenue ETF	24,207,059	–	25,691	–	–	–	–	–	–	–	24,232,750
Oppenheimer Global ESG Revenue ETF	24,288,556	163,202	275,293	–	–	9	4	–	347	–	24,727,411
Oppenheimer Russell 1000 Momentum Factor ETF	5,758,407	–	14,804	–	–	–	–	–	–	–	5,773,211
Oppenheimer Russell 1000 Value Factor ETF	5,435,988	–	13,063	–	–	–	–	–	–	–	5,449,051
Oppenheimer Russell 1000 Low Volatility Factor ETF	5,522,555	–	13,131	–	–	–	–	–	–	–	5,535,686
Oppenheimer Russell 1000 Size Factor ETF	5,624,185	–	59,439	–	–	–	–	–	–	–	5,683,624
Oppenheimer Russell 1000 Quality Factor ETF	5,751,308	–	9,433	–	–	–	–	–	–	–	5,760,741
Oppenheimer Russell 1000 Yield Factor ETF	5,266,501	–	9,245	–	–	–	–	–	–	–	5,275,746
Oppenheimer Russell 1000 Dynamic Multifactor ETF	138,483,247	–	247,162	–	–	–	–	–	–	–	138,730,409
Oppenheimer Russell 2000 Dynamic Multifactor ETF	12,581,061	–	184,487	–	–	–	–	–	–	–	12,765,548

At September 30, 2018, S&P SmallCap 600 Revenue ETF, Emerging Markets Revenue ETF, International Revenue ETF, Global Revenue ETF and Global ESG Revenue ETF held Level 3 securities. Please refer to each Fund’s Schedule of Investments for additional detailed categorizations.

Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the period ended September 30, 2018, Emerging Markets Revenue ETF transferred $25,610 from Level 3 to Level 1 and transferred $34,970 from level 1 to level 2.

3. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ Stephanie Bullington
Stephanie Bullington
Principal Financial Officer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.